VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Equity Investment Companies — 53.2%
VALIC Company I Blue Chip Growth Fund	1,753,784	$ 26,604,895
VALIC Company I Large Capital Growth Fund	1,616,469	28,756,980
VALIC Company I Small Cap Growth Fund	2,357,341	35,477,983
VALIC Company I Small Cap Value Fund	2,617,002	35,617,403
VALIC Company I Stock Index Fund	3,299,149	152,090,767
VALIC Company I Systematic Value Fund	4,379,401	57,238,769
Total Domestic Equity Investment Companies (cost $342,373,028)		335,786,797
Domestic Fixed Income Investment Companies — 23.9%
VALIC Company I Core Bond Fund (cost $167,603,172)	15,507,090	150,728,918
International Equity Investment Companies — 22.0%
VALIC Company I Emerging Economies Fund	1,879,152	12,007,780
VALIC Company I International Equities Index Fund	17,133,839	126,447,736
Total International Equity Investment Companies (cost $123,540,327)		138,455,516
Total Long-Term Investment Securities (cost $633,516,527)		624,971,231
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(2) (cost $5,901,464)	5,901,464	$ 5,901,464
TOTAL INVESTMENTS (cost $639,417,991)	100.1%	630,872,695
Other assets less liabilities	(0.1)	(331,783)
NET ASSETS	100.0%	$630,540,912
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2023.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$624,971,231	$—	$—	$624,971,231
Short-Term Investments	5,901,464	—	—	5,901,464
Total Investments at Value	$630,872,695	$—	$—	$630,872,695
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.4%
Aerospace/Defense — 1.0%
Northrop Grumman Corp.	2,951	$ 1,369,589
Apparel — 0.7%
NIKE, Inc., Class B	7,706	915,396
Auto Manufacturers — 1.3%
Tesla, Inc.†	8,507	1,749,975
Banks — 4.5%
Morgan Stanley	20,203	1,949,589
Truist Financial Corp.	42,126	1,977,816
US Bancorp	19,769	943,574
Wells Fargo & Co.	23,470	1,097,692
		5,968,671
Beverages — 1.6%
Coca-Cola Co.	34,724	2,066,425
Biotechnology — 2.4%
Biogen, Inc.†	1,477	398,583
Regeneron Pharmaceuticals, Inc.†	2,358	1,793,070
Vertex Pharmaceuticals, Inc.†	3,319	963,473
		3,155,126
Building Materials — 1.7%
Trane Technologies PLC	7,276	1,345,841
Vulcan Materials Co.	4,858	878,861
		2,224,702
Chemicals — 1.4%
Eastman Chemical Co.	8,573	730,420
PPG Industries, Inc.	8,766	1,157,638
		1,888,058
Commercial Services — 1.1%
S&P Global, Inc.	4,336	1,479,443
Computers — 3.9%
Apple, Inc.	31,088	4,582,682
Leidos Holdings, Inc.	5,711	554,367
		5,137,049
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.	3,009	1,031,696
Mastercard, Inc., Class A	5,846	2,077,025
		3,108,721
Electric — 2.7%
NextEra Energy, Inc.	33,299	2,365,228
PG&E Corp.†	30,726	479,940
Xcel Energy, Inc.	11,435	738,358
		3,583,526
Healthcare-Products — 0.8%
Boston Scientific Corp.†	23,420	1,094,182
Healthcare-Services — 2.2%
UnitedHealth Group, Inc.	6,104	2,905,138
Insurance — 0.5%
Progressive Corp.	4,185	600,631
Internet — 5.5%
Alphabet, Inc., Class A†	33,514	3,018,271
Amazon.com, Inc.†	28,788	2,712,693
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A†	3,931	$ 687,689
Uber Technologies, Inc.†	22,289	741,332
		7,159,985
Machinery-Diversified — 1.2%
Deere & Co.	3,674	1,540,288
Miscellaneous Manufacturing — 1.3%
Eaton Corp. PLC	9,760	1,707,317
Oil & Gas — 1.7%
ConocoPhillips	11,780	1,217,463
Pioneer Natural Resources Co.	5,270	1,056,161
		2,273,624
Oil & Gas Services — 1.3%
Baker Hughes Co.	54,178	1,655,644
Pharmaceuticals — 3.5%
AbbVie, Inc.	17,438	2,683,708
Bristol-Myers Squibb Co.	27,804	1,917,364
		4,601,072
REITS — 1.7%
Prologis, Inc.	17,547	2,165,300
Retail — 3.8%
Dollar General Corp.	3,686	797,282
Lowe's Cos., Inc.	7,811	1,607,113
McDonald's Corp.	6,571	1,734,153
TJX Cos., Inc.	11,981	917,744
		5,056,292
Semiconductors — 4.2%
Advanced Micro Devices, Inc.†	8,639	678,853
ASML Holding NV	929	573,871
NVIDIA Corp.	6,793	1,577,063
NXP Semiconductors NV	12,518	2,234,213
Teradyne, Inc.	4,238	428,631
		5,492,631
Software — 6.3%
Intuit, Inc.	1,877	764,277
Microsoft Corp.	26,311	6,562,490
Oracle Corp.	10,209	892,266
		8,219,033
Telecommunications — 0.7%
Verizon Communications, Inc.	23,075	895,541
Transportation — 1.0%
Norfolk Southern Corp.	5,836	1,312,049
Total Common Stocks (cost $79,097,069)		79,325,408
CORPORATE BONDS & NOTES — 10.5%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,542
2.70%, 02/01/2027	270,000	244,568
3.45%, 11/01/2028	19,000	17,112
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	53,944
Raytheon Technologies Corp.
2.25%, 07/01/2030	86,000	71,229
5.15%, 02/27/2033	23,000	22,884
		414,279

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	$ 50,000	$ 37,742
BAT Capital Corp.
2.26%, 03/25/2028	113,000	94,671
3.73%, 09/25/2040	38,000	26,022
4.39%, 08/15/2037	20,000	15,524
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	21,404
		195,363
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	58,494	51,804
3.95%, 01/11/2032	99,320	86,868
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	82,055	71,167
JetBlue Pass-Through Trust
7.75%, 05/15/2030	41,149	40,395
United Airlines Pass-Through Trust
3.10%, 04/07/2030	25,749	22,173
3.50%, 11/01/2029	42,911	38,804
3.65%, 04/07/2027 to 07/07/2027	93,197	86,191
3.70%, 09/01/2031	36,410	31,122
		428,524
Auto Manufacturers — 0.4%
General Motors Co.
6.80%, 10/01/2027	100,000	104,282
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	28,864
Hyundai Capital America
2.38%, 10/15/2027*#	120,000	104,736
2.65%, 02/10/2025*	37,000	34,985
3.00%, 02/10/2027*#	200,000	182,882
		455,749
Banks — 2.2%
Bank of America Corp.
2.55%, 02/04/2028	25,000	22,349
2.57%, 10/20/2032	40,000	31,848
2.68%, 06/19/2041	144,000	98,639
2.97%, 02/04/2033	30,000	24,550
3.71%, 04/24/2028	149,000	138,605
4.38%, 04/27/2028	45,000	43,023
5.08%, 01/20/2027	34,000	33,645
Bank of Nova Scotia
4.85%, 02/01/2030	40,000	38,807
Citigroup, Inc.
2.52%, 11/03/2032	15,000	11,836
3.06%, 01/25/2033	21,000	17,241
3.88%, 01/24/2039	67,000	55,121
Deutsche Bank AG
2.55%, 01/07/2028	150,000	130,508
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	21,899
2.38%, 07/21/2032	15,000	11,781
2.64%, 02/24/2028	37,000	33,063
4.25%, 10/21/2025	440,000	426,199
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	101,365
KeyCorp
2.25%, 04/06/2027	140,000	124,646
Security Description	Shares or Principal Amount	Value

Banks (continued)
Macquarie Group, Ltd.
2.87%, 01/14/2033*	$ 100,000	$ 79,262
6.21%, 11/22/2024*	35,000	35,314
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	118,985
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	249,635
Morgan Stanley
3.95%, 04/23/2027	150,000	141,742
4.46%, 04/22/2039	110,000	97,087
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	173,490
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	35,777
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	175,100
Societe Generale SA
4.25%, 04/14/2025*	200,000	191,751
Truist Financial Corp.
5.12%, 01/26/2034	20,000	19,461
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	49,999
4.61%, 04/25/2053	80,000	69,320
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	17,075
		2,819,123
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	63,509
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	49,996
5.25%, 03/02/2033	40,000	39,721
5.60%, 03/02/2043	50,000	49,377
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	99,573
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	43,599
		282,266
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	47,131
Masco Corp.
2.00%, 10/01/2030	57,000	44,401
		91,532
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050*	112,000	73,662
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	123,522
Nutrien, Ltd.
5.90%, 11/07/2024	27,000	27,144
RPM International, Inc.
2.95%, 01/15/2032	37,000	29,153
		253,481
Commercial Services — 0.1%
Global Payments, Inc.
3.20%, 08/15/2029	27,000	22,957

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Triton Container International, Ltd.
2.05%, 04/15/2026*	$ 100,000	$ 87,468
		110,425
Computers — 0.2%
CGI, Inc.
2.30%, 09/14/2031	42,000	32,318
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	143,163
Leidos, Inc.
2.30%, 02/15/2031	141,000	109,930
		285,411
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	132,236
3.00%, 10/29/2028	150,000	127,817
Air Lease Corp.
1.88%, 08/15/2026	10,000	8,729
3.38%, 07/01/2025	129,000	121,633
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	64,992
2.88%, 02/15/2025*	24,000	22,322
4.25%, 04/15/2026*	47,000	43,616
5.50%, 01/15/2026*	154,000	149,023
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	87,037
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	7,000	6,916
		764,321
Electric — 1.5%
Alexander Funding Trust
1.84%, 11/15/2023*	74,000	71,494
American Electric Power Co., Inc.
2.03%, 03/15/2024	160,000	154,100
Constellation Energy Generation LLC
3.25%, 06/01/2025	299,000	284,234
5.80%, 03/01/2033	30,000	30,342
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	36,260
Edison International
5.75%, 06/15/2027	17,000	17,074
Emera US Finance LP
4.75%, 06/15/2046	174,000	136,720
Evergy, Inc.
2.90%, 09/15/2029	151,000	129,239
Fells Point Funding Trust
3.05%, 01/31/2027*	99,215	90,403
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	62,332
New England Power Co.
2.81%, 10/06/2050*	58,000	37,000
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	41,590
2.45%, 12/02/2027*	308,000	259,675
Pacific Gas & Electric Co.
1.70%, 11/15/2023	20,000	19,414
3.25%, 02/16/2024	60,000	58,668
4.30%, 03/15/2045	10,000	7,211
PacifiCorp
4.15%, 02/15/2050	183,000	151,315
Security Description	Shares or Principal Amount	Value

Electric (continued)
PG&E Recovery Funding LLC
5.54%, 07/15/2049	$ 30,000	$ 31,030
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,529
5.10%, 06/01/2054	30,000	30,315
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	39,630
Southern California Edison Co.
1.20%, 02/01/2026	112,000	99,272
Union Electric Co.
3.90%, 04/01/2052	27,000	21,646
Vistra Operations Co. LLC
4.88%, 05/13/2024*	63,000	61,734
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	118,541
		2,007,768
Food — 0.3%
Kellogg Co.
5.25%, 03/01/2033	29,000	28,898
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,511
4.63%, 10/01/2039	40,000	35,173
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	94,987
Sysco Corp.
2.40%, 02/15/2030	122,000	101,880
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,158
		317,607
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,886
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	110,891
Southern California Gas Co.
6.35%, 11/15/2052	25,000	27,360
		161,137
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	31,935
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	46,991
HCA, Inc.
3.50%, 07/15/2051	7,000	4,558
5.25%, 06/15/2026	158,000	155,527
5.50%, 06/15/2047	10,000	8,993
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	33,474
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,319
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	21,574
Universal Health Services, Inc.
2.65%, 10/15/2030	2,000	1,629
		289,065
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	48,920

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	$ 56,000	$ 53,342
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	20,183
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	43,096
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	44,078
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,146
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	53,499
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,184
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	41,510
		299,038
Internet — 0.0%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	41,979
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	47,081
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	49,767
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	78,371
3.50%, 06/01/2041	35,000	22,902
Comcast Corp.
3.25%, 11/01/2039	154,000	120,073
Discovery Communications LLC
3.63%, 05/15/2030	94,000	80,441
Walt Disney Co.
3.50%, 05/13/2040	96,000	77,579
		379,366
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	60,774
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	25,548
Oil & Gas — 0.3%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	93,533
4.81%, 02/13/2033	40,000	39,290
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	43,111
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	66,017
HF Sinclair Corp.
2.63%, 10/01/2023	56,000	54,976
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,172
		340,099
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	$ 33,000	$ 28,840
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	19,000	17,535
3.20%, 11/21/2029	47,000	41,569
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	42,838
CVS Health Corp.
2.70%, 08/21/2040	94,000	63,503
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	148,694
Viatris, Inc.
3.85%, 06/22/2040	153,000	104,353
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,461
		460,953
Pipelines — 0.5%
Energy Transfer LP
3.90%, 05/15/2024 to 07/15/2026	188,000	181,106
4.40%, 03/15/2027	50,000	47,765
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	42,654
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	20,176
4.32%, 12/30/2039*	15,000	11,078
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	125,779
3.45%, 10/15/2027*	41,000	36,102
MPLX LP
2.65%, 08/15/2030	69,000	56,616
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	20,664
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	64,925
Targa Resources Corp.
4.20%, 02/01/2033	20,000	17,413
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	33,749
		658,027
REITS — 0.7%
American Tower Corp.
1.50%, 01/31/2028	47,000	38,778
2.95%, 01/15/2051	57,000	34,397
3.10%, 06/15/2050	88,000	54,743
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	25,211
2.50%, 08/16/2031	15,000	11,658
Corporate Office Properties LP
2.75%, 04/15/2031	36,000	27,105
CubeSmart LP
2.00%, 02/15/2031	85,000	65,130
Equinix, Inc.
2.90%, 11/18/2026	85,000	77,595
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	42,729
Healthpeak Properties, Inc.
2.13%, 12/01/2028	38,000	32,131
2.88%, 01/15/2031	56,000	47,207
Life Storage LP
2.40%, 10/15/2031	35,000	27,701

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Mid-America Apartments LP
3.60%, 06/01/2027	$ 19,000	$ 17,956
Office Properties Income Trust
2.40%, 02/01/2027	44,947	33,256
3.45%, 10/15/2031	9,981	6,675
Physicians Realty LP
2.63%, 11/01/2031	15,000	11,977
Public Storage
1.95%, 11/09/2028	18,000	15,282
Realty Income Corp.
4.85%, 03/15/2030	40,000	38,800
Sabra Health Care LP
3.20%, 12/01/2031	25,000	18,574
Safehold Operating Partnership LP
2.85%, 01/15/2032	46,000	35,086
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	131,831
UDR, Inc.
2.10%, 08/01/2032	57,000	42,939
WP Carey, Inc.
2.40%, 02/01/2031	141,000	113,672
		950,433
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	24,904
3.63%, 05/13/2051*	35,000	23,785
AutoZone, Inc.
3.63%, 04/15/2025	84,000	81,050
Home Depot, Inc.
4.95%, 09/15/2052	23,000	22,094
Lowe's Cos., Inc.
3.70%, 04/15/2046	67,000	49,445
Starbucks Corp.
4.80%, 02/15/2033	50,000	48,453
		249,731
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,860
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,241
Intel Corp.
5.63%, 02/10/2043	15,000	14,640
5.70%, 02/10/2053	20,000	19,543
KLA Corp.
3.30%, 03/01/2050	105,000	76,253
Microchip Technology, Inc.
0.97%, 02/15/2024	12,000	11,468
0.98%, 09/01/2024	8,000	7,473
2.67%, 09/01/2023	11,000	10,832
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	31,594
3.25%, 05/11/2041	40,000	27,794
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,795
Xilinx, Inc.
2.38%, 06/01/2030	71,000	59,824
		303,317
Software — 0.3%
Activision Blizzard, Inc.
1.35%, 09/15/2030	28,000	21,863
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.
3.80%, 11/15/2037	$ 70,000	$ 55,427
4.90%, 02/06/2033	40,000	37,780
5.55%, 02/06/2053#	30,000	27,490
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	22,365
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	49,071
VMware, Inc.
1.40%, 08/15/2026	47,000	40,590
4.70%, 05/15/2030	94,000	87,993
Workday, Inc.
3.50%, 04/01/2027	35,000	32,692
		375,271
Telecommunications — 0.3%
AT&T, Inc.
2.75%, 06/01/2031	180,000	148,700
3.50%, 06/01/2041	87,000	65,313
3.55%, 09/15/2055	30,000	20,322
Rogers Communications, Inc.
4.55%, 03/15/2052*	20,000	15,951
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	38,606
3.15%, 03/22/2030	151,000	132,218
		421,110
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	41,434
Transportation — 0.0%
Kansas City Southern
4.70%, 05/01/2048	22,000	19,239
Total Corporate Bonds & Notes (cost $16,892,002)		13,772,422
ASSET BACKED SECURITIES — 5.3%
Auto Loan Receivables — 1.4%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	13,043	12,923
Series 2021-A, Class B 1.79%, 04/15/2027*	105,000	101,908
ACC Trust
Series 2021-1, Class B 1.43%, 07/22/2024*	3,515	3,508
CPS Auto Receivables Trust
Series 2021-A, Class C 0.83%, 09/15/2026*	160,155	158,539
Series 2021-B, Class C 1.23%, 03/15/2027*	100,000	97,382
Series 2022-C, Class B 4.88%, 04/15/2030*	120,000	117,998
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A 1.35%, 02/16/2027*	12,863	12,621
Drive Auto Receivables Trust
Series 2021-1, Class D 1.45%, 01/16/2029	120,000	112,300
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	50,000	48,362

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2019-4A, Class D 2.85%, 07/15/2025*	$ 73,107	$ 71,913
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	53,001
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	108,395
Exeter Automobile Receivables Trust
Series 2021-1A, Class C 0.74%, 01/15/2026	155,550	152,726
Series 2021-2A, Class C 0.98%, 06/15/2026	95,000	91,949
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	117,291
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,871
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	24,387	23,403
Flagship Credit Auto Trust
Series 2021-2, Class A 0.37%, 12/15/2026*	40,661	40,140
Series 2021-1, Class B 0.68%, 02/16/2027*	65,000	63,595
GLS Auto Receivables Issuer Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	58,343	57,983
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	62,521	59,722
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	68,585
Tricolor Auto Securitization Trust
Series 2021-1A, Class B 1.00%, 06/17/2024*	16,936	16,904
Series 2021-1A, Class C 1.33%, 09/16/2024*	115,000	114,330
United Auto Credit Securitization Trust
Series 2021-1, Class C 0.84%, 06/10/2026*	34,510	34,394
US Auto Funding
Series 2021-1A, Class B 1.49%, 03/17/2025*	88,519	87,744
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	18,272	18,063
		1,921,550
Credit Card Receivables — 0.1%
Mission Lane Credit Card Master Trust
Series 2021-A, Class A 1.59%, 09/15/2026*	110,000	107,634
Other Asset Backed Securities — 3.8%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	42,898	37,921
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	82,733
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	88,179
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	$ 100,000	$ 89,884
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	136,538
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	79,656	71,532
Series 2021-1A, Class B 2.92%, 04/15/2036*	110,721	95,722
Series 2020-1A, Class A 2.98%, 11/15/2035*	56,859	53,527
Series 2022-1A, Class A 4.46%, 06/15/2037*	89,530	83,902
Crossroads Asset Trust
Series 2021-A, Class A2 0.82%, 03/20/2024*	5,182	5,164
Series 2021-A, Class B 1.12%, 06/20/2025*	205,000	201,697
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	155,419
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	76,791	70,546
Series 2021-1A, Class C 2.70%, 11/21/2033*	42,235	38,422
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	66,408	59,009
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	130,723
Series 2022-SFR1, Class E1 5.00%, 05/17/2039*	100,000	90,530
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	84,707
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	126,003	110,489
Series 2021-3, Class D 3.00%, 01/17/2041*	93,018	76,208
Lendingpoint Asset Securitization Trust
Series 2021-B, Class A 1.11%, 02/15/2029*	16,145	16,078
Series 2021-B, Class B 1.68%, 02/15/2029*	100,000	96,259
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	113,560
Marlette Funding Trust
Series 2021-1A, Class B 1.00%, 06/16/2031*	33,303	33,011
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	113,978	99,657
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	89,738	79,735
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	138,551	122,848

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	$ 36,157	$ 34,893
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	100,000	94,145
Series 2021-A, Class B 1.76%, 03/08/2028*	245,000	229,721
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	228,308
Pagaya AI Debt Selection Trust
Series 2021-3, Class A 1.15%, 05/15/2029*	57,173	56,217
Series 2021-1, Class A 1.18%, 11/15/2027*	62,610	62,012
Series 2021-HG1, Class A 1.22%, 01/16/2029*	95,829	91,360
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	114,837	106,660
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	143,357	134,519
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	234,470
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	107,081
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	115,431
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	172,466
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	42,806	39,352
Theorem Funding Trust
Series 2021-1A, Class A 1.21%, 12/15/2027*	27,941	27,564
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	35,174	33,428
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	53,612	50,127
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(2)	84,395	76,144
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(2)	232,062	209,719
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	198,173	182,373
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(2)	116,264	106,049
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(2)	144,474	133,672
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	$ 166,152	$ 151,100
		5,000,811
Total Asset Backed Securities (cost $7,544,730)		7,029,995
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Commercial and Residential — 1.2%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 5.30%, (1 ML+0.83%), 12/18/2037*	56,601	55,523
Series 2021-FL4, Class AS 5.57%, (1 ML+1.10%), 12/18/2037*	110,000	107,913
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	101,923	95,133
Bayview Finance LLC CMO
1.84%, 07/12/2033(3)	62,954	62,009
BPR Trust FRS
Series 2021-KEN, Class A 5.71%, (1 ML+1.25%), 02/15/2029*	145,000	141,698
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	85,900
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	134,293	114,267
CFMT LLC VRS
Series 2021-HB5, Class A 0.80%, 02/25/2031*(1)	158,393	153,259
CSMC Trust VRS
Series 2021-RPL1, Class A1 1.67%, 09/27/2060*(1)	122,740	116,675
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 1.89%, 10/25/2066*(2)	86,760	79,455
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 02/25/2026*(1)	200,000	190,589
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	155,339	145,292
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	88,905
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	223,388	184,877
		1,621,495
U.S. Government Agency — 2.3%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(1)	65,000	58,104
Series 2016-K58, Class B 3.74%, 09/25/2049*(1)	260,000	242,498
Series 2016-K56, Class B 3.95%, 06/25/2049*(1)	50,000	47,444
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 6.11%, (SOFR30A+1.80%), 07/25/2041*	99,296	93,260

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
0.60%, 07/25/2024(1)(4)	$9,460,244	$ 56,578
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	112,876
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	37,735	36,349
Federal Home Loan Mtg. Corp. SCRT
Series 2022-1, Class MTU 3.25%, 11/25/2061	49,954	43,872
Series 2018-1, Class M60C 3.50%, 05/25/2057	111,732	104,946
Series 2019-1, Class MT 3.50%, 07/25/2058	50,282	46,105
Series 2019-3, Class MB 3.50%, 10/25/2058	124,384	106,557
Series 2018-2, Class M55D 4.00%, 11/25/2057	178,209	168,768
Series 2018-4, Class M55D 4.00%, 03/25/2058	155,815	148,060
Series 2019-2, Class M55D 4.00%, 08/25/2058	162,173	153,627
Series 2019-3, Class M55D 4.00%, 10/25/2058	151,650	143,649
Series 2019-4, Class M55D 4.00%, 02/25/2059	54,936	52,032
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	150,627	142,614
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	90,601	91,631
Series 2002-T4, Class A1 6.50%, 12/25/2041	10,188	10,449
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	49,205	46,279
Series 2018-72, Class VB 3.50%, 10/25/2031	173,541	164,998
Series 2019-7, Class CA 3.50%, 11/25/2057	218,512	206,130
Series 2017-35, Class VA 4.00%, 07/25/2028	84,728	82,302
Series 2002-W3, Class A4 6.50%, 11/25/2041	91,773	93,587
Series 2002-W8, Class A1 6.50%, 06/25/2042	47,037	49,151
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(1)	225,000	185,103
Series 2018-M10, Class A1 3.36%, 07/25/2028(1)	18,565	18,335
Series 2022-M2S, Class A1 3.75%, 05/25/2032(1)	119,396	114,072
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 8.10%, 06/20/2071(1)	126,004	128,038
		2,947,414
Total Collateralized Mortgage Obligations (cost $5,022,184)		4,568,909
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.8%
U.S. Government — 9.4%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	$1,824,000	$ 1,150,079
1.38%, 11/15/2040 to 08/15/2050	1,859,000	1,125,969
1.63%, 11/15/2050	800,000	490,156
1.75%, 08/15/2041	80,000	55,438
1.88%, 02/15/2051 to 11/15/2051	696,000	453,477
2.25%, 02/15/2052	515,000	367,199
2.38%, 02/15/2042	405,000	311,739
3.00%, 08/15/2052	165,000	138,703
3.13%, 02/15/2043	225,000	193,878
3.38%, 08/15/2042	305,000	274,595
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027 to 05/15/2041	1,660,000	1,207,972
United States Treasury Notes
0.38%, 12/31/2025	290,000	258,723
0.63%, 11/30/2027	292,000	247,413
0.75%, 01/31/2028	640,000	543,100
1.00%, 07/31/2028	260,000	220,513
1.25%, 05/31/2028	1,114,000	962,043
1.38%, 11/15/2031	30,000	24,421
1.63%, 05/15/2031	855,000	718,801
1.88%, 02/15/2032	815,000	690,426
2.75%, 07/31/2027 to 08/15/2032	740,000	677,388
2.88%, 06/15/2025 to 04/30/2029	841,000	800,323
3.13%, 08/31/2027	580,000	553,515
3.13%, 08/31/2029#	649,000	612,874
3.25%, 06/30/2027	345,000	331,025
		12,409,770
U.S. Government Agency — 9.4%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	181,292
2.50%, 07/01/2050 to 02/01/2051	360,952	306,758
3.00%, 11/01/2050 to 01/01/2052	321,621	284,292
3.45%, 08/01/2032	248,625	230,642
3.50%, 05/01/2042 to 01/01/2050	189,123	175,535
3.80%, 10/01/2034	100,000	94,023
4.00%, 01/01/2052	58,989	55,473
4.50%, 05/01/2052	56,035	55,246
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	240,436
1.56%, 12/01/2030	249,189	204,960
1.93%, 06/01/2035	104,054	82,813
1.95%, 10/01/2029	400,000	340,000
2.50%, 01/01/2052	119,904	101,898
2.70%, 07/01/2026	150,481	140,821
2.97%, 08/01/2026	160,000	150,810
3.00%, 05/01/2050 to 02/01/2052	751,808	664,418
3.10%, 10/01/2032	139,000	125,189
3.14%, 07/01/2032	85,000	76,506
3.15%, 09/01/2033	105,000	94,045
3.30%, 07/01/2032	234,000	214,344
3.33%, 04/01/2030	322,711	297,304
3.41%, 03/01/2033	107,000	98,399
3.45%, 08/01/2033	140,000	129,213
3.50%, 02/01/2052 to 11/01/2059	235,507	217,414
3.68%, 01/01/2032	160,000	150,947
3.77%, 12/01/2025	35,833	34,986
3.81%, 10/01/2032	140,000	133,781
3.97%, 01/01/2029	210,000	203,339
4.00%, 06/01/2049 to 08/01/2059	1,046,752	999,800
4.05%, 07/01/2032	100,000	97,345

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.12%, 11/01/2032	$ 155,000	$ 151,844
4.18%, 11/01/2030	35,629	34,289
4.34%, 01/01/2029	55,465	54,761
4.45%, 12/01/2032	155,000	155,803
4.50%, 05/01/2052	151,154	148,431
4.76%, 01/01/2030	378,000	383,704
4.83%, 12/01/2029	221,000	223,736
4.93%, 10/01/2032	113,000	116,567
5.07%, 03/01/2028	68,668	69,777
5.35%, 11/01/2027	249,797	256,701
6.00%, 06/01/2052	59,585	60,728
Government National Mtg. Assoc.
2.50%, 12/20/2050	205,633	174,298
3.00%, 02/20/2051 to 07/20/2051	2,075,326	1,863,471
3.50%, 01/20/2051 to 02/20/2052	2,074,169	1,906,656
4.00%, 05/20/2038 to 08/20/2052	409,337	388,098
4.50%, 12/20/2031 to 05/20/2052	140,535	137,313
		12,308,206
Total U.S. Government & Agency Obligations (cost $28,474,896)		24,717,976
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	154
Total Long-Term Investment Securities (cost $137,030,881)		129,414,864
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(5)(6) (cost $64,875)	64,875	64,875
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $1,972,594 and collateralized by $1,646,800 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $2,012,079 (cost $1,972,519)	1,972,519	1,972,519
TOTAL INVESTMENTS (cost $139,068,275)	100.0%	131,452,258
Other assets less liabilities	(0.0)	(6,772)
NET ASSETS	100.0%	$131,445,486
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $11,124,583 representing 8.5% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2023.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Interest Only
(5)	The rate shown is the 7-day yield as of February 28, 2023.
(6)	At February 28, 2023, the Fund had loaned securities with a total value of $809,894. This was secured by collateral of $64,875, which was received in cash and subsequently invested in short-term investments currently valued at $64,875 as reported in the Portfolio of Investments. Additional collateral of $781,905 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.85%	11/25/2033 to 01/15/2055	$240,264
Federal National Mtg. Assoc.	1.50% to 5.50%	10/25/2033 to 05/25/2053	152,340
Government National Mtg. Assoc.	1.25% to 5.63%	08/20/2050 to 12/16/2063	251,252
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	7,507
United States Treasury Notes/Bonds	0.13% to 6.13%	09/30/2023 to 05/15/2052	130,542
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$79,325,408	$—	$—	$79,325,408
Corporate Bonds & Notes	—	13,772,422	—	13,772,422
Asset Backed Securities	—	7,029,995	—	7,029,995
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,559,486	62,009	1,621,495
Other Industries	—	2,947,414	—	2,947,414
U.S. Government & Agency Obligations	—	24,717,976	—	24,717,976
Escrows and Litigation Trusts	—	154	—	154
Short-Term Investments	64,875	—	—	64,875
Repurchase Agreements	—	1,972,519	—	1,972,519
Total Investments at Value	$79,390,283	$51,999,966	$62,009	$131,452,258
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 0.3%
TransDigm Group, Inc.	2,300	$ 1,710,901
Apparel — 0.9%
NIKE, Inc., Class B	53,064	6,303,472
Auto Manufacturers — 2.7%
Tesla, Inc.†	87,359	17,970,620
Banks — 1.3%
Goldman Sachs Group, Inc.	11,841	4,163,888
Morgan Stanley	45,500	4,390,750
		8,554,638
Chemicals — 1.2%
Linde PLC	12,576	4,381,101
Sherwin-Williams Co.	16,493	3,650,726
		8,031,827
Commercial Services — 1.8%
Adyen NV*†	1,811	2,576,722
Affirm Holdings, Inc.#†	32,235	439,041
Block, Inc.†	25,759	1,976,488
Cintas Corp.	3,132	1,373,288
S&P Global, Inc.	13,614	4,645,097
TransUnion	12,730	832,924
		11,843,560
Computers — 11.0%
Apple, Inc.	488,825	72,057,693
Crowdstrike Holdings, Inc., Class A†	8,075	974,572
Fortinet, Inc.†	12,645	751,619
		73,783,884
Diversified Financial Services — 7.9%
ANT International Co., Ltd. Class C†(1)(2)	402,788	817,660
Charles Schwab Corp.	74,799	5,828,338
Mastercard, Inc., Class A	58,549	20,801,874
Visa, Inc., Class A	118,043	25,962,377
		53,410,249
Electronics — 0.2%
TE Connectivity, Ltd.	12,882	1,640,136
Healthcare-Products — 5.0%
Align Technology, Inc.†	3,461	1,071,179
Danaher Corp.	34,128	8,447,704
Intuitive Surgical, Inc.†	43,928	10,076,644
Stryker Corp.	21,527	5,659,018
Teleflex, Inc.	5,216	1,242,608
Thermo Fisher Scientific, Inc.	13,444	7,283,421
		33,780,574
Healthcare-Services — 6.0%
Elevance Health, Inc.	8,558	4,019,436
Humana, Inc.	14,224	7,041,164
UnitedHealth Group, Inc.	61,970	29,494,002
		40,554,602
Insurance — 2.0%
Chubb, Ltd.	37,890	7,995,548
Marsh & McLennan Cos., Inc.	33,692	5,462,821
		13,458,369
Internet — 18.9%
Alphabet, Inc., Class A†	71,088	6,402,185
Security Description	Shares or Principal Amount	Value

Internet (continued)
Alphabet, Inc., Class C†	403,291	$ 36,417,177
Amazon.com, Inc.†	470,395	44,325,321
Booking Holdings, Inc.†	2,498	6,304,952
DoorDash, Inc., Class A†	27,747	1,516,651
Meituan, Class B*†	6,650	115,304
Meta Platforms, Inc., Class A†	91,566	16,018,556
Netflix, Inc.†	23,345	7,520,125
Sea, Ltd. ADR†	40,269	2,516,410
Shopify, Inc., Class A†	80,093	3,295,026
Tencent Holdings, Ltd.	66,500	2,910,974
		127,342,681
Media — 0.3%
Walt Disney Co.†	23,019	2,292,923
Miscellaneous Manufacturing — 0.5%
General Electric Co.	40,056	3,393,144
Pharmaceuticals — 3.1%
AstraZeneca PLC ADR	39,281	2,560,335
Eli Lilly & Co.	43,745	13,614,319
Zoetis, Inc.	28,401	4,742,967
		20,917,621
Retail — 4.0%
Chipotle Mexican Grill, Inc.†	4,282	6,384,805
Dollar General Corp.	31,518	6,817,343
Lululemon Athletica, Inc.†	13,762	4,255,210
Ross Stores, Inc.	74,985	8,288,842
TJX Cos., Inc.	19,865	1,521,659
		27,267,859
Semiconductors — 9.2%
Advanced Micro Devices, Inc.†	88,563	6,959,281
ASML Holding NV	16,976	10,486,584
Lam Research Corp.	2,488	1,209,193
Marvell Technology, Inc.	59,812	2,700,512
Monolithic Power Systems, Inc.	10,088	4,885,517
NVIDIA Corp.	122,291	28,391,079
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,612	2,578,317
Texas Instruments, Inc.	27,854	4,775,568
		61,986,051
Software — 21.6%
Atlassian Corp., Class A†	20,727	3,406,068
Bill.com Holdings, Inc.†	23,605	1,997,691
Confluent, Inc., Class A†	33,096	807,211
Datadog, Inc., Class A†	17,109	1,309,181
Fiserv, Inc.†	12,000	1,381,080
Intuit, Inc.	27,358	11,139,630
Microsoft Corp.	344,376	85,894,262
MongoDB, Inc.†	15,356	3,217,389
MSCI, Inc.	2,752	1,436,957
Paycom Software, Inc.†	2,155	622,924
Roper Technologies, Inc.	13,013	5,598,193
ServiceNow, Inc.†	37,836	16,351,584
Snowflake, Inc., Class A†	10,711	1,653,564
Synopsys, Inc.†	24,627	8,958,318
Veeva Systems, Inc., Class A†	10,716	1,775,213
		145,549,265
Telecommunications — 1.2%
T-Mobile US, Inc.†	55,484	7,888,715

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.5%
Old Dominion Freight Line, Inc.	9,184	$ 3,115,764
Total Common Stocks (cost $510,897,767)		670,796,855
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	328,680
CORPORATE BONDS & NOTES — 0.2%
Retail — 0.2%
Carvana Co.
10.25%, 05/01/2030* (cost $1,544,074)	$1,806,000	1,128,298
Total Long-Term Investment Securities (cost $512,765,715)		672,253,833
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(3)	41,492	41,492
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4)	225,780	225,780
T. Rowe Price Government Reserve Fund 4.60%(3)	531,134	531,134
Total Short-Term Investments (cost $798,406)		798,406
TOTAL INVESTMENTS (cost $513,564,121)	99.9%	673,052,239
Other assets less liabilities	0.1	356,469
NET ASSETS	100.0%	$673,408,708
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Blue Chip Growth Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $3,820,324 representing 0.6% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	402,788	$1,535,176	$817,660	$2.03	0.1%
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	323,874	328,680	60.00	0.0
				$1,146,340		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $277,181. This was secured by collateral of $225,780, which was received in cash and subsequently invested in short-term investments currently valued at $225,780 as reported in the Portfolio of Investments. Additional collateral of $43,382 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	04/13/2023 to 06/29/2023	$674
United States Treasury Notes/Bonds	0.13% to 4.50%	04/30/2023 to 02/15/2052	42,708
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$52,592,589	$—	$817,660	$53,410,249
Other Industries	617,386,606	—	—	617,386,606
Convertible Preferred Stocks	—	—	328,680	328,680
Corporate Bonds & Notes	—	1,128,298	—	1,128,298
Short-Term Investments	798,406	—	—	798,406
Total Investments at Value	$670,777,601	$1,128,298	$1,146,340	$673,052,239
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Auto Manufacturers — 1.5%
Tesla, Inc.†	4,065	$ 836,211
Banks — 1.7%
US Bancorp	13,625	650,321
Western Alliance Bancorp	4,424	328,438
		978,759
Beverages — 4.0%
Monster Beverage Corp.†	9,788	996,027
PepsiCo, Inc.	7,585	1,316,225
		2,312,252
Biotechnology — 4.6%
Exelixis, Inc.†	23,966	409,339
Incyte Corp.†	7,481	575,887
Seagen, Inc.†	3,040	546,258
Vertex Pharmaceuticals, Inc.†	3,762	1,092,071
		2,623,555
Commercial Services — 4.6%
Booz Allen Hamilton Holding Corp.	4,055	384,130
FleetCor Technologies, Inc.†	2,979	639,859
PayPal Holdings, Inc.†	14,111	1,038,570
WillScot Mobile Mini Holdings Corp.†	11,614	596,960
		2,659,519
Computers — 9.2%
Apple, Inc.	34,558	5,094,195
Crowdstrike Holdings, Inc., Class A†	1,523	183,811
		5,278,006
Cosmetics/Personal Care — 1.4%
Estee Lauder Cos., Inc., Class A	3,257	791,614
Diversified Financial Services — 4.4%
American Express Co.	2,045	355,809
Mastercard, Inc., Class A	6,134	2,179,349
		2,535,158
Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	1,785	346,219
Environmental Control — 1.1%
Waste Management, Inc.	4,328	648,161
Food — 0.8%
Hershey Co.	1,857	442,560
Hand/Machine Tools — 0.8%
Snap-on, Inc.	1,767	439,418
Healthcare-Services — 2.1%
UnitedHealth Group, Inc.	2,480	1,180,331
Insurance — 0.9%
Progressive Corp.	3,507	503,325
Internet — 14.8%
Alphabet, Inc., Class A†	7,396	666,084
Alphabet, Inc., Class C†	25,427	2,296,058
Amazon.com, Inc.†	26,845	2,529,604
Expedia Group, Inc.†	6,157	670,928
F5, Inc.†	1,055	150,844
GoDaddy, Inc., Class A†	10,376	785,567
Meta Platforms, Inc., Class A†	6,784	1,186,793
Pinterest, Inc., Class A†	7,720	193,849
		8,479,727
Security Description	Shares or Principal Amount	Value

Leisure Time — 1.1%
YETI Holdings, Inc.†	16,853	$ 656,930
Miscellaneous Manufacturing — 1.6%
Axon Enterprise, Inc.†	3,225	646,000
ITT, Inc.	3,287	298,755
		944,755
Oil & Gas — 0.5%
EOG Resources, Inc.	2,492	281,646
Oil & Gas Services — 1.1%
Halliburton Co.	16,745	606,671
Packaging & Containers — 0.7%
Sealed Air Corp.	7,753	376,951
Pharmaceuticals — 3.8%
Cigna Group	3,390	990,219
Eli Lilly & Co.	2,243	698,066
Neurocrine Biosciences, Inc.†	4,879	503,025
		2,191,310
Real Estate — 1.3%
CBRE Group, Inc., Class A†	8,690	739,867
Retail — 6.7%
AutoZone, Inc.†	386	959,804
Lowe's Cos., Inc.	2,282	469,522
Starbucks Corp.	10,163	1,037,541
Ulta Beauty, Inc.†	1,839	954,073
Williams-Sonoma, Inc.#	3,375	421,605
		3,842,545
Semiconductors — 8.8%
Advanced Micro Devices, Inc.†	5,444	427,790
Broadcom, Inc.	2,563	1,523,165
NVIDIA Corp.	5,592	1,298,239
QUALCOMM, Inc.	11,553	1,427,142
Texas Instruments, Inc.	2,289	392,449
		5,068,785
Software — 19.1%
Adobe, Inc.†	4,246	1,375,492
Autodesk, Inc.†	1,953	388,042
Dropbox, Inc., Class A†	23,743	484,357
Electronic Arts, Inc.	8,226	912,592
Microsoft Corp.	17,823	4,445,413
MSCI, Inc.	899	469,413
New Relic, Inc.†	5,188	378,568
ServiceNow, Inc.†	1,797	776,610
Veeva Systems, Inc., Class A†	5,964	987,996
Workday, Inc., Class A†	3,971	736,501
		10,954,984
Telecommunications — 1.2%
Motorola Solutions, Inc.	2,651	696,709
Total Long-Term Investment Securities (cost $47,964,439)		56,415,968

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(1) (cost $1,086,455)	1,086,455	$ 1,086,455
TOTAL INVESTMENTS (cost $49,050,894)	100.3%	57,502,423
Other assets less liabilities	(0.3)	(159,053)
NET ASSETS	100.0%	$57,343,370
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 28, 2023, the Fund had loaned securities with a total value of $417,108. This was secured by collateral of $446,771 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	$115,598
United States Treasury Notes/Bonds	0.13% to 6.13%	09/30/2023 to 05/15/2052	331,173
(1)	The rate shown is the 7-day yield as of February 28, 2023.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$56,415,968	$—	$—	$56,415,968
Short-Term Investments	1,086,455	—	—	1,086,455
Total Investments at Value	$57,502,423	$—	$—	$57,502,423
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Fixed Income Investment Companies — 64.0%
VALIC Company I Core Bond Fund (cost $216,007,045)	20,053,460	$194,919,632
Domestic Equity Investment Companies — 23.1%
VALIC Company I Blue Chip Growth Fund	438,758	6,655,955
VALIC Company I Large Capital Growth Fund	359,772	6,400,343
VALIC Company I Small Cap Growth Fund	521,100	7,842,554
VALIC Company I Small Cap Value Fund	578,502	7,873,413
VALIC Company I Stock Index Fund	624,717	28,799,465
VALIC Company I Systematic Value Fund	976,828	12,767,141
Total Domestic Equity Investment Companies (cost $68,970,870)		70,338,871
International Equity Investment Companies — 11.9%
VALIC Company I Emerging Economies Fund	925,206	5,912,065
VALIC Company I International Equities Index Fund	4,137,027	30,531,262
Total International Equity Investment Companies (cost $33,318,755)		36,443,327
Total Long-Term Investment Securities (cost $318,296,670)		301,701,830
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(2) (cost $2,701,856)	2,701,857	$ 2,701,856
TOTAL INVESTMENTS (cost $320,998,526)	99.9%	304,403,686
Other assets less liabilities	0.1	180,806
NET ASSETS	100.0%	$304,584,492
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2023.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$301,701,830	$—	$—	$301,701,830
Short-Term Investments	2,701,856	—	—	2,701,856
Total Investments at Value	$304,403,686	$—	$—	$304,403,686
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.2%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	$ 1,436,000	$ 1,378,214
Boeing Co.
3.38%, 06/15/2046	1,357,000	904,326
5.93%, 05/01/2060	2,734,000	2,553,061
Lockheed Martin Corp.
2.80%, 06/15/2050#	15,000	10,358
Moog, Inc.
4.25%, 12/15/2027*	855,000	782,332
Northrop Grumman Corp.
4.95%, 03/15/2053	1,017,000	958,527
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,336,000	1,341,808
Rolls-Royce PLC
5.75%, 10/15/2027*	711,000	686,343
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	918,000	917,174
		9,532,143
Airlines — 0.1%
American Airlines, Inc.
7.25%, 02/15/2028*	225,000	219,735
11.75%, 07/15/2025*	1,196,000	1,311,749
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,685,629	1,387,441
United Airlines, Inc.
4.63%, 04/15/2029*	1,255,000	1,112,603
		4,031,528
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC
5.13%, 01/19/2028*#	1,097,000	1,080,436
5.20%, 01/17/2025*	1,210,000	1,202,220
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	356,061
Ford Motor Co.
3.25%, 02/12/2032	450,000	341,148
4.75%, 01/15/2043	628,000	457,998
6.10%, 08/19/2032	967,000	900,056
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,162,000	970,816
4.00%, 11/13/2030	4,523,000	3,769,694
4.95%, 05/28/2027	555,000	517,088
5.11%, 05/03/2029	402,000	367,468
7.35%, 11/04/2027 to 03/06/2030	561,000	568,202
General Motors Co.
5.40%, 10/15/2029	2,072,000	1,989,636
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,377,000	1,076,539
2.75%, 06/20/2025	2,450,000	2,298,306
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025*	2,197,000	2,205,815
PACCAR Financial Corp.
4.95%, 10/03/2025	1,128,000	1,125,820
Toyota Motor Credit Corp.
1.90%, 04/06/2028#	2,304,000	2,001,938
5.45%, 11/10/2027	1,700,000	1,736,103
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027*#	1,965,000	1,885,422
		24,850,766
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.0%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	$ 70,000	$ 70,000
Banks — 9.5%
Banco Santander SA
1.72%, 09/14/2027	1,800,000	1,551,303
3.89%, 05/24/2024	2,400,000	2,348,937
5.29%, 08/18/2027	1,600,000	1,567,582
Bank Hapoalim BM
3.26%, 01/21/2032*	3,090,000	2,644,743
Bank of America Corp.
0.98%, 09/25/2025	3,320,000	3,080,985
2.46%, 10/22/2025	6,081,000	5,770,650
3.31%, 04/22/2042	2,159,000	1,605,307
3.38%, 04/02/2026	1,527,000	1,460,505
3.85%, 03/08/2037	5,254,000	4,433,413
4.08%, 04/23/2040	2,987,000	2,511,099
4.18%, 11/25/2027	3,746,000	3,571,197
4.57%, 04/27/2033	928,000	862,628
6.11%, 01/29/2037	2,689,000	2,763,985
Bank of Montreal
3.70%, 06/07/2025	1,949,000	1,884,613
5.20%, 02/01/2028	2,362,000	2,352,282
Bank of Nova Scotia
4.59%, 05/04/2037	3,212,000	2,809,799
BankUnited, Inc.
4.88%, 11/17/2025	3,572,000	3,483,663
5.13%, 06/11/2030	6,457,000	6,143,767
Barclays PLC
3.56%, 09/23/2035	4,158,000	3,315,039
BNP Paribas SA
1.32%, 01/13/2027*	1,715,000	1,518,468
1.68%, 06/30/2027*	3,793,000	3,332,924
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,143,276
Citigroup, Inc.
2.57%, 06/03/2031	823,000	675,126
2.67%, 01/29/2031	478,000	397,722
2.90%, 11/03/2042	706,000	488,595
3.67%, 07/24/2028	1,185,000	1,097,760
4.45%, 09/29/2027	3,876,000	3,701,589
5.61%, 09/29/2026	2,503,000	2,503,017
5.88%, 02/22/2033	3,340,000	3,367,797
6.00%, 10/31/2033	5,291,000	5,369,964
Citizens Financial Group, Inc.
2.64%, 09/30/2032	6,245,000	4,757,273
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	6,151,000	5,458,119
Credit Agricole SA
1.25%, 01/26/2027*	2,068,000	1,825,192
5.30%, 07/12/2028*	3,638,000	3,618,129
Credit Suisse AG
7.50%, 02/15/2028	1,298,000	1,310,680
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	508,286
Danske Bank A/S
0.98%, 09/10/2025*	2,230,000	2,065,288
3.24%, 12/20/2025*	3,050,000	2,898,769
Deutsche Bank AG
2.22%, 09/18/2024	1,250,000	1,221,877
2.55%, 01/07/2028	1,733,000	1,507,806
3.74%, 01/07/2033	4,166,000	3,191,877
6.72%, 01/18/2029	274,000	276,902

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Deutsche Bank AG/New York NY
7.08%, 02/10/2034	$ 498,000	$ 485,345
Fifth Third Bank NA
5.85%, 10/27/2025	1,049,000	1,054,609
First Horizon Bank
5.75%, 05/01/2030	5,696,000	5,699,032
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,742,000	2,380,870
2.38%, 07/21/2032	1,923,000	1,510,363
3.21%, 04/22/2042	1,800,000	1,306,196
3.50%, 11/16/2026	4,128,000	3,874,937
3.80%, 03/15/2030	759,000	688,776
5.70%, 11/01/2024	2,496,000	2,510,732
6.75%, 10/01/2037	4,261,000	4,535,622
HSBC Holdings PLC
0.73%, 08/17/2024	2,601,000	2,536,579
1.59%, 05/24/2027	3,983,000	3,484,399
2.25%, 11/22/2027	3,440,000	3,025,961
4.18%, 12/09/2025	2,874,000	2,795,655
8.11%, 11/03/2033	1,710,000	1,887,621
Huntington National Bank
4.55%, 05/17/2028	2,502,000	2,416,779
ING Groep NV
1.40%, 07/01/2026*	4,027,000	3,648,344
4.63%, 01/06/2026*	1,185,000	1,167,947
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	2,864,000	1,918,425
JPMorgan Chase & Co.
0.65%, 09/16/2024	3,459,000	3,364,187
1.58%, 04/22/2027	1,158,000	1,024,439
2.01%, 03/13/2026	7,648,000	7,113,581
2.07%, 06/01/2029	589,000	496,625
2.53%, 11/19/2041	7,818,000	5,245,120
2.55%, 11/08/2032	910,000	727,579
3.54%, 05/01/2028	2,908,000	2,689,187
4.91%, 07/25/2033	904,000	865,589
5.72%, 09/14/2033	3,352,000	3,330,851
6.13%, 04/30/2024#(1)	2,697,000	2,690,932
KeyBank NA
5.85%, 11/15/2027	1,646,000	1,684,687
Lloyds Banking Group PLC
5.87%, 03/06/2029	1,069,000	1,069,207
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	800,000	776,384
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,291,103
4.79%, 07/18/2025	2,928,000	2,888,254
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,964,000	4,707,484
2.56%, 09/13/2031	2,186,000	1,701,531
5.75%, 05/27/2034	3,212,000	3,196,111
Morgan Stanley
1.16%, 10/21/2025	1,338,000	1,239,325
1.51%, 07/20/2027	3,683,000	3,214,966
2.48%, 09/16/2036	370,000	276,025
3.22%, 04/22/2042	2,073,000	1,540,854
3.62%, 04/01/2031	790,000	699,522
3.63%, 01/20/2027	4,101,000	3,876,710
4.68%, 07/17/2026	889,000	871,838
5.30%, 04/20/2037	3,668,000	3,417,844
6.34%, 10/18/2033	699,000	736,889
Security Description	Shares or Principal Amount	Value

Banks (continued)
National Bank of Canada
0.55%, 11/15/2024	$ 1,995,000	$ 1,923,777
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,592,804
3.03%, 11/28/2035	3,669,000	2,836,591
4.27%, 03/22/2025	531,000	521,320
8.00%, 08/10/2025(1)	1,096,000	1,090,356
NatWest Markets PLC
0.80%, 08/12/2024*	1,289,000	1,200,819
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,551,682
Regions Financial Corp.
7.38%, 12/10/2037	2,697,000	3,037,156
Signature Bank
4.00%, 10/15/2030	4,120,000	3,757,705
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	956,075
7.88%, 12/18/2023*(1)	1,554,000	1,550,115
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	3,357,000	3,195,018
SVB Financial Group
4.35%, 04/29/2028	3,715,000	3,537,043
Swedbank AB
1.54%, 11/16/2026*	4,167,000	3,639,279
Synovus Bank/Columbus GA
5.63%, 02/15/2028	787,000	773,690
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,443,000	2,195,056
Toronto-Dominion Bank
4.69%, 09/15/2027	1,884,000	1,842,858
5.16%, 01/10/2028	5,501,000	5,475,475
Truist Financial Corp.
4.26%, 07/28/2026	1,720,000	1,676,652
UBS Group AG
1.49%, 08/10/2027*	2,410,000	2,088,612
4.13%, 09/24/2025*	269,000	260,320
4.75%, 05/12/2028*	1,677,000	1,614,432
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	3,024,572
5.46%, 06/30/2035*	316,000	268,080
US Bancorp
2.22%, 01/27/2028	1,596,000	1,428,923
2.49%, 11/03/2036	5,769,000	4,443,399
Valley National Bancorp
3.00%, 06/15/2031	2,234,000	1,976,540
Wells Fargo & Co.
2.39%, 06/02/2028	1,039,000	918,563
3.07%, 04/30/2041	2,222,000	1,610,123
4.30%, 07/22/2027	7,665,000	7,415,323
4.61%, 04/25/2053	1,302,000	1,128,182
4.65%, 11/04/2044	1,185,000	1,013,047
5.61%, 01/15/2044	1,208,000	1,175,367
Zions Bancorp NA
3.25%, 10/29/2029	4,252,000	3,534,696
		288,316,599
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	5,968,000	5,474,292
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	3,028,000	2,675,485

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Constellation Brands, Inc.
4.35%, 05/09/2027	$ 912,000	$ 881,392
5.00%, 02/02/2026	617,000	611,556
PepsiCo, Inc.
2.25%, 03/19/2025	1,680,000	1,591,704
3.60%, 02/18/2028	1,224,000	1,166,929
3.90%, 07/18/2032	1,378,000	1,295,967
4.00%, 03/05/2042	624,000	550,487
		14,247,812
Biotechnology — 0.3%
Amgen, Inc.
2.80%, 08/15/2041	2,326,000	1,598,695
3.15%, 02/21/2040	1,509,000	1,109,462
4.40%, 05/01/2045	623,000	520,982
5.65%, 03/02/2053	1,243,000	1,232,768
5.75%, 03/02/2063	1,243,000	1,225,850
CSL Finance PLC
4.75%, 04/27/2052*	994,000	902,104
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	737,000	573,795
2.80%, 09/15/2050	582,000	365,068
Royalty Pharma PLC
2.15%, 09/02/2031	2,326,000	1,768,460
		9,297,184
Building Materials — 0.1%
Carrier Global Corp.
3.38%, 04/05/2040	2,250,000	1,682,843
PGT Innovations, Inc.
4.38%, 10/01/2029*	817,000	685,902
Standard Industries, Inc.
3.38%, 01/15/2031*	697,000	534,779
5.00%, 02/15/2027*	250,000	230,958
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	757,000	751,436
		3,885,918
Chemicals — 0.9%
Air Products and Chemicals, Inc.
4.80%, 03/03/2033	757,000	754,119
Albemarle Corp.
4.65%, 06/01/2027	1,462,000	1,425,862
5.65%, 06/01/2052	1,226,000	1,152,780
Braskem Netherlands Finance BV
4.50%, 01/10/2028*	1,974,000	1,779,067
7.25%, 02/13/2033*	326,000	318,072
Cabot Corp.
5.00%, 06/30/2032	1,602,000	1,511,910
Celanese US Holdings LLC
5.90%, 07/05/2024	2,198,000	2,195,479
CF Industries, Inc.
5.38%, 03/15/2044	2,293,000	2,022,776
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,082,000	925,090
Eastman Chemical Co.
5.75%, 03/08/2033	2,451,000	2,437,827
Ecolab, Inc.
2.70%, 12/15/2051	2,148,000	1,365,407
5.25%, 01/15/2028	1,621,000	1,636,706
Methanex Corp.
5.13%, 10/15/2027	647,000	606,563
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Minerals Technologies, Inc.
5.00%, 07/01/2028*	$ 751,000	$ 675,900
Nutrien, Ltd.
5.95%, 11/07/2025	1,156,000	1,170,809
RPM International, Inc.
2.95%, 01/15/2032	696,000	548,396
4.55%, 03/01/2029	2,277,000	2,106,926
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*#	937,000	623,978
Westlake Corp.
3.38%, 08/15/2061	1,954,000	1,185,354
Yara International ASA
7.38%, 11/14/2032*	1,907,000	2,051,566
		26,494,587
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	555,000	553,625
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	200,000	164,117
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	610,000	507,306
Brink's Co/The
4.63%, 10/15/2027*	740,000	672,815
Deluxe Corp.
8.00%, 06/01/2029*	1,090,000	909,831
Ford Foundation
2.82%, 06/01/2070	1,788,000	1,091,931
Garda World Security Corp.
6.00%, 06/01/2029*	835,000	680,525
9.50%, 11/01/2027*	445,000	427,524
Korn Ferry
4.63%, 12/15/2027*	436,000	403,443
Metis Merger Sub LLC
6.50%, 05/15/2029*	955,000	773,550
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*#	1,118,000	726,611
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*#	665,000	529,170
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	973,000	841,540
PROG Holdings, Inc.
6.00%, 11/15/2029*	977,000	830,128
Quanta Services, Inc.
3.05%, 10/01/2041	1,201,000	802,962
Rent-A-Center, Inc.
6.38%, 02/15/2029*	745,000	639,113
S&P Global, Inc.
2.70%, 03/01/2029	2,776,000	2,757,753
Sotheby's
7.38%, 10/15/2027*	1,000,000	943,380
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	291,000	245,673
TriNet Group, Inc.
3.50%, 03/01/2029*	945,000	789,078

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Triton Container International, Ltd.
2.05%, 04/15/2026*	$ 4,767,000	$ 4,169,584
3.15%, 06/15/2031*	4,347,000	3,397,846
		22,303,880
Computers — 0.8%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,085,000	916,439
Apple, Inc.
1.40%, 08/05/2028	3,489,000	2,946,816
2.65%, 05/11/2050	1,660,000	1,114,705
2.70%, 08/05/2051	907,000	607,341
3.95%, 08/08/2052	1,391,000	1,184,965
4.10%, 08/08/2062	1,440,000	1,219,747
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	1,422,000	1,126,972
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	2,400,000	1,591,580
5.25%, 02/01/2028	1,078,000	1,060,801
8.10%, 07/15/2036	1,563,000	1,746,652
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	5,599,000	5,026,466
6.20%, 10/15/2035	253,000	260,781
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	1,587,000	1,364,074
3.15%, 10/15/2031	583,000	435,259
Leidos, Inc.
4.38%, 05/15/2030	2,035,000	1,864,625
5.75%, 03/15/2033	1,155,000	1,140,689
NCR Corp.
5.13%, 04/15/2029*	470,000	401,390
Seagate HDD Cayman
4.09%, 06/01/2029	520,000	448,656
		24,457,958
Cosmetics/Personal Care — 0.3%
Coty, Inc.
5.00%, 04/15/2026*	656,000	624,020
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,096,000	934,702
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,395,000	2,277,291
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032	1,733,000	1,513,748
4.00%, 03/24/2052	917,000	718,859
Procter & Gamble Co/The
3.95%, 01/26/2028	3,154,000	3,078,197
		9,146,817
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	2,099,000	1,850,419
AG Issuer LLC
6.25%, 03/01/2028*	1,008,000	940,859
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	896,000	783,996
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	883,000	818,532
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	797,782
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	958,000	609,783
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Curo Group Holdings Corp.
7.50%, 08/01/2028*	$ 650,000	$ 264,698
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,036,000	1,018,129
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,270,000	1,225,306
goeasy, Ltd.
4.38%, 05/01/2026*	577,000	510,800
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	2,176,000	2,056,723
5.20%, 06/15/2062	1,224,000	1,200,253
LFS Topco LLC
5.88%, 10/15/2026*	820,000	706,181
LPL Holdings, Inc.
4.00%, 03/15/2029*	615,000	541,083
4.63%, 11/15/2027*	445,000	413,856
NFP Corp.
4.88%, 08/15/2028*	356,000	312,364
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	456,000	366,540
Synchrony Financial
4.50%, 07/23/2025	9,509,000	9,155,533
USAA Capital Corp.
3.38%, 05/01/2025*	2,593,000	2,482,551
		26,055,388
Electric — 3.0%
AEP Transmission Co. LLC
AES Corp.
2.45%, 01/15/2031	3,404,000	2,703,917
Ameren Illinois Co.
5.90%, 12/01/2052	392,000	425,556
American Electric Power Co, Inc.
5.63%, 03/01/2033	2,182,000	2,180,797
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	809,000	714,009
Avangrid, Inc.
3.20%, 04/15/2025	5,842,000	5,550,860
Calpine Corp.
3.75%, 03/01/2031*	933,000	757,438
5.00%, 02/01/2031*	624,000	513,447
Clearway Energy Operating LLC
4.75%, 03/15/2028*	432,000	396,446
CMS Energy Corp.
3.75%, 12/01/2050	1,423,000	1,131,292
4.75%, 06/01/2050	1,660,000	1,486,862
Colbun SA
3.15%, 01/19/2032*#	1,911,000	1,579,972
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/2061	5,000	3,593
3.95%, 04/01/2050	1,404,000	1,109,365
4.45%, 03/15/2044	930,000	789,660
6.15%, 11/15/2052	665,000	710,951
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	898,000	856,818
Dominion Energy, Inc.
5.25%, 08/01/2033	2,389,000	2,326,828
5.75%, 10/01/2054	1,005,000	966,723
DTE Electric Co.
3.95%, 03/01/2049	2,060,000	1,691,958
Duke Energy Carolinas LLC
3.55%, 03/15/2052	807,000	601,569

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Florida LLC
5.95%, 11/15/2052	$ 896,000	$ 955,549
EDP Finance BV
6.30%, 10/11/2027*	1,008,000	1,037,237
Emera US Finance LP
4.75%, 06/15/2046	2,254,000	1,771,068
Enel Finance International NV
3.50%, 04/06/2028*	1,728,000	1,551,731
4.75%, 05/25/2047*	1,025,000	844,016
7.75%, 10/14/2052*	1,490,000	1,683,410
Engie Energia Chile SA
3.40%, 01/28/2030*	1,517,000	1,159,798
Entergy Louisiana LLC
4.75%, 09/15/2052	654,000	594,681
Entergy Mississippi LLC
3.50%, 06/01/2051	942,000	683,377
Entergy Texas, Inc.
4.50%, 03/30/2039	3,528,000	3,123,168
5.00%, 09/15/2052	640,000	599,644
Evergy Missouri West, Inc.
5.15%, 12/15/2027*	801,000	793,729
Exelon Corp.
5.60%, 03/15/2053	1,493,000	1,457,708
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	2,204,000	1,834,197
Georgia Power Co.
3.25%, 03/15/2051	2,632,000	1,779,256
Interstate Power & Light Co.
3.50%, 09/30/2049	1,779,000	1,290,047
ITC Holdings Corp.
4.95%, 09/22/2027*	2,583,000	2,547,822
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,484,000	1,142,009
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	920,000	862,111
2.85%, 01/27/2025	4,825,000	4,613,814
4.75%, 04/30/2043	1,474,000	1,429,948
4.80%, 03/15/2028	1,860,000	1,831,145
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	1,060,000	1,066,455
NRG Energy, Inc.
3.63%, 02/15/2031*	1,266,000	981,627
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,845,000	1,733,641
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,762,000	1,883,462
4.30%, 03/15/2045	3,319,000	2,393,273
4.95%, 06/08/2025	1,406,000	1,377,189
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,225,000	1,093,937
Public Service Co. of Colorado
2.70%, 01/15/2051	3,950,000	2,569,343
3.70%, 06/15/2028	1,793,000	1,693,027
4.10%, 06/15/2048	1,749,000	1,450,927
Public Service Co. of Oklahoma
2.20%, 08/15/2031	2,094,000	1,664,600
Southern California Edison Co.
1.10%, 04/01/2024	5,466,000	5,206,117
5.85%, 11/01/2027	1,586,000	1,623,129
Southern Co.
4.48%, 08/01/2024(2)	1,897,000	1,868,245
Security Description	Shares or Principal Amount	Value

Electric (continued)
Union Electric Co.
2.95%, 06/15/2027	$ 2,250,000	$ 2,083,767
3.90%, 04/01/2052	1,103,000	884,285
Vistra Operations Co. LLC
5.00%, 07/31/2027*	952,000	884,365
		90,540,915
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	657,000	556,982
EnerSys
4.38%, 12/15/2027*	799,000	725,374
		1,282,356
Electronics — 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	2,637,000	2,142,108
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	1,049,000	1,025,285
Flex, Ltd.
6.00%, 01/15/2028	777,000	783,954
Honeywell International, Inc.
1.75%, 09/01/2031	2,027,000	1,603,706
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	637,890
Trimble, Inc.
4.90%, 06/15/2028	894,000	857,889
6.10%, 03/15/2033	1,060,000	1,056,271
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,043,000	860,380
Vontier Corp.
2.95%, 04/01/2031	5,226,000	3,981,428
		12,948,911
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	831,000	816,367
VM Consolidated, Inc.
5.50%, 04/15/2029*	923,000	817,372
		1,633,739
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	922,000	552,527
Banijay Entertainment SASU
5.38%, 03/01/2025*	823,000	800,689
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	664,000	658,478
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	698,000	613,844
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,480,000	1,324,600
Warnermedia Holdings, Inc.
3.64%, 03/15/2025*	1,294,000	1,234,271
5.05%, 03/15/2042*	1,529,000	1,238,697
5.14%, 03/15/2052*	714,000	559,707
5.39%, 03/15/2062*	2,252,000	1,756,583
		8,739,396
Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/2030	843,000	697,530

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Harsco Corp.
5.75%, 07/31/2027*	$ 928,000	$ 787,369
Waste Connections, Inc.
2.20%, 01/15/2032	2,871,000	2,269,740
4.25%, 12/01/2028	1,168,000	1,115,915
		4,870,554
Food — 0.9%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028*	320,000	318,192
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	1,046,000	1,012,434
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,222,000	941,103
Conagra Brands, Inc.
7.00%, 10/01/2028	2,167,000	2,314,687
General Mills, Inc.
5.24%, 11/18/2025	1,090,000	1,083,481
Hormel Foods Corp.
0.65%, 06/03/2024	1,603,000	1,513,485
Kraft Heinz Foods Co.
4.38%, 06/01/2046	4,909,000	4,007,627
4.88%, 10/01/2049	1,073,000	945,897
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	303,955
Nestle Holdings, Inc.
3.50%, 09/24/2025*	3,340,000	3,222,234
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	471,300
Pilgrim's Pride Corp.
5.88%, 09/30/2027*	431,000	422,380
Post Holdings, Inc.
4.50%, 09/15/2031*	662,000	557,450
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	453,000	369,195
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,830,000	1,685,672
5.20%, 04/01/2029*	2,098,000	1,917,036
Sysco Corp.
4.45%, 03/15/2048	3,936,000	3,249,841
4.50%, 04/01/2046	2,353,000	1,952,520
5.95%, 04/01/2030	583,000	604,351
6.60%, 04/01/2050	879,000	964,562
		27,857,402
Forest Products & Paper — 0.3%
Georgia-Pacific LLC
0.95%, 05/15/2026*	8,301,000	7,290,193
Glatfelter Corp.
4.75%, 11/15/2029*#	981,000	643,218
Suzano Austria GmbH
3.13%, 01/15/2032	1,412,000	1,112,326
3.75%, 01/15/2031	384,000	324,853
		9,370,590
Gas — 0.1%
Atmos Energy Corp.
5.75%, 10/15/2052	1,977,000	2,072,491
Security Description	Shares or Principal Amount	Value

Gas (continued)
Spire Missouri, Inc.
4.80%, 02/15/2033	$ 1,065,000	$ 1,035,735
		3,108,226
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	3,165,000	2,725,856
Healthcare-Products — 0.2%
Alcon Finance Corp.
5.75%, 12/06/2052*	1,207,000	1,226,109
Embecta Corp.
5.00%, 02/15/2030*	733,000	621,547
GE Healthcare Holding LLC
5.65%, 11/15/2027*	2,349,000	2,380,476
Medline Borrower LP
3.88%, 04/01/2029*	904,000	753,461
STERIS PLC
3.75%, 03/15/2051	1,790,000	1,286,137
		6,267,730
Healthcare-Services — 1.0%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	1,412,000	1,239,263
DaVita, Inc.
4.63%, 06/01/2030*	1,051,000	866,203
Elevance Health, Inc.
2.88%, 09/15/2029	1,727,000	1,504,709
6.10%, 10/15/2052	884,000	946,612
HCA, Inc.
3.50%, 09/01/2030 to 07/15/2051	5,271,000	4,091,028
4.63%, 03/15/2052*	2,342,000	1,842,541
5.88%, 02/15/2026	1,003,000	1,002,214
Humana, Inc.
1.35%, 02/03/2027	2,134,000	1,837,232
5.50%, 03/15/2053	622,000	600,619
5.88%, 03/01/2033	792,000	814,749
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	748,000	631,331
Roche Holdings, Inc.
2.13%, 03/10/2025*	5,909,000	5,567,381
Select Medical Corp.
6.25%, 08/15/2026*	1,205,000	1,150,775
Tenet Healthcare Corp.
4.63%, 07/15/2024	184,000	181,010
UnitedHealth Group, Inc.
1.25%, 01/15/2026	3,072,000	2,775,092
4.95%, 05/15/2062	732,000	688,950
5.15%, 10/15/2025	2,178,000	2,182,048
5.25%, 02/15/2028	1,655,000	1,677,508
6.05%, 02/15/2063	1,725,000	1,887,930
		31,487,195
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	654,712
Insurance — 1.3%
Americo Life, Inc.
3.45%, 04/15/2031*	1,523,000	1,162,566
Athene Global Funding
1.73%, 10/02/2026*	3,383,000	2,913,053
Athene Holding, Ltd.
3.45%, 05/15/2052	700,000	445,154

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Enstar Group, Ltd.
3.10%, 09/01/2031	$ 2,018,000	$ 1,532,527
4.95%, 06/01/2029	3,842,000	3,532,660
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,688,000	2,341,388
F&G Annuities & Life, Inc.
7.40%, 01/13/2028*	2,347,000	2,347,596
F&G Global Funding
0.90%, 09/20/2024*	2,390,000	2,201,074
2.30%, 04/11/2027*	2,007,000	1,759,243
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	4,264,000	2,590,009
MassMutual Global Funding II
2.75%, 06/22/2024*	1,494,000	1,445,929
New York Life Global Funding
4.85%, 01/09/2028*	1,546,000	1,537,937
NMI Holdings, Inc.
7.38%, 06/01/2025*	490,000	487,550
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	2,410,000	2,212,572
Principal Life Global Funding II
0.50%, 01/08/2024*	1,490,000	1,429,678
Prudential Financial, Inc.
3.91%, 12/07/2047	554,000	437,345
5.63%, 06/15/2043	1,816,000	1,806,920
5.70%, 09/15/2048	1,346,000	1,271,970
Prudential Funding Asia PLC
3.13%, 04/14/2030	920,000	809,707
Ryan Specialty Group LLC
4.38%, 02/01/2030*	420,000	359,084
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,914,000	1,567,724
Security Benefit Global Funding
1.25%, 05/17/2024*	1,071,000	1,007,926
Willis North America, Inc.
4.65%, 06/15/2027	3,373,000	3,258,720
		38,458,332
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	1,792,000	1,692,879
4.10%, 04/13/2062	3,627,000	3,000,441
4.65%, 12/01/2029	1,362,000	1,342,770
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,130,000	1,093,275
Expedia Group, Inc.
2.95%, 03/15/2031	817,000	656,314
Gen Digital, Inc.
6.75%, 09/30/2027*	243,000	238,856
7.13%, 09/30/2030*#	474,000	462,150
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	695,000	549,050
ION Trading Technologies Sarl
5.75%, 05/15/2028*	1,276,000	1,035,155
Meta Platforms, Inc.
4.45%, 08/15/2052	1,140,000	945,335
4.65%, 08/15/2062	1,191,000	989,659
		12,005,884
Investment Companies — 0.1%
JAB Holdings BV
4.50%, 04/08/2052*	2,775,000	2,026,328
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
Temasek Financial I, Ltd.
2.75%, 08/02/2061*	$ 3,030,000	$ 2,044,572
		4,070,900
Iron/Steel — 0.2%
ArcelorMittal SA
6.55%, 11/29/2027	1,747,000	1,791,291
ATI, Inc.
4.88%, 10/01/2029	549,000	491,556
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*#	352,000	320,704
6.25%, 10/01/2040	367,000	318,929
Commercial Metals Co.
3.88%, 02/15/2031	753,000	635,347
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	244,770
8.13%, 05/01/2027*	481,000	478,915
Nucor Corp.
4.30%, 05/23/2027	1,789,000	1,733,711
		6,015,223
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	2,232,000	1,836,133
6.00%, 05/01/2029*	415,000	323,202
7.63%, 03/01/2026*#	317,000	284,579
10.50%, 06/01/2030*	140,000	135,569
NCL Corp., Ltd.
3.63%, 12/15/2024*#	1,721,000	1,616,191
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,277,000	1,114,135
		5,309,809
Lodging — 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	251,000	211,016
5.00%, 06/01/2029*	958,000	840,782
Marriott International, Inc.
2.85%, 04/15/2031	4,002,000	3,300,906
3.50%, 10/15/2032	3,287,000	2,782,440
Travel & Leisure Co.
6.00%, 04/01/2027	586,000	563,477
		7,698,621
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	1,909,000	1,720,185
3.60%, 08/12/2027	1,648,000	1,573,287
4.80%, 01/06/2026	1,856,000	1,849,793
Komatsu Finance America, Inc.
5.50%, 10/06/2027*	1,571,000	1,604,987
Weir Group PLC
2.20%, 05/13/2026*	4,904,000	4,295,770
		11,044,022
Machinery-Diversified — 0.5%
CNH Industrial Capital LLC
1.88%, 01/15/2026	528,000	480,433
4.20%, 01/15/2024	2,621,000	2,592,434
5.45%, 10/14/2025	827,000	827,307
John Deere Capital Corp.
1.30%, 10/13/2026	1,227,000	1,077,820
3.40%, 06/06/2025	4,842,000	4,671,119

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
4.15%, 09/15/2027	$ 13,000	$ 12,635
4.75%, 01/20/2028	2,320,000	2,308,144
nVent Finance SARL
2.75%, 11/15/2031	1,986,000	1,566,376
		13,536,268
Media — 0.9%
Altice Financing SA
5.00%, 01/15/2028*	1,226,000	1,017,433
Belo Corp.
7.25%, 09/15/2027	828,000	796,950
7.75%, 06/01/2027	424,000	410,479
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	687,659
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	361,000	327,156
5.38%, 06/01/2029*	1,801,000	1,606,402
6.38%, 09/01/2029*	1,140,000	1,062,862
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,847,000	1,208,549
3.85%, 04/01/2061	1,642,000	967,051
4.80%, 03/01/2050	2,223,000	1,624,706
5.38%, 04/01/2038	282,000	235,921
6.38%, 10/23/2035	1,025,000	983,873
Comcast Corp.
4.15%, 10/15/2028	1,772,000	1,694,161
4.60%, 10/15/2038	1,544,000	1,423,871
5.25%, 11/07/2025	827,000	831,163
CSC Holdings LLC
4.63%, 12/01/2030*	1,370,000	737,574
5.75%, 01/15/2030*	1,155,000	661,503
Discovery Communications LLC
5.30%, 05/15/2049	2,216,000	1,777,645
Paramount Global
4.38%, 03/15/2043	5,802,000	4,040,239
5.85%, 09/01/2043	640,000	538,170
6.38%, 03/30/2062	502,000	432,523
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	770,000	658,350
Time Warner Cable LLC
6.55%, 05/01/2037	2,967,000	2,841,605
Univision Communications, Inc.
6.63%, 06/01/2027*	825,000	783,238
7.38%, 06/30/2030*	537,000	509,292
UPC Broadband Finco BV
4.88%, 07/15/2031*	590,000	494,125
		28,352,500
Mining — 0.2%
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033*	708,000	687,549
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	926,000	851,920
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	195,000	175,079
6.13%, 04/01/2029*	621,000	548,194
South32 Treasury, Ltd.
4.35%, 04/14/2032*	3,447,000	3,031,981
		5,294,723
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.25%, 09/15/2027	$ 1,893,000	$ 1,811,060
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	1,712,000	1,411,407
3.25%, 05/27/2025*	2,521,000	2,418,674
		5,641,141
Multi-National — 0.6%
Asian Infrastructure Investment Bank
0.50%, 10/30/2024#	2,310,000	2,138,996
European Bank for Reconstruction & Development
1.50%, 02/13/2025	4,058,000	3,804,145
Inter-American Development Bank
1.13%, 07/20/2028	5,160,000	4,380,187
International Bank for Reconstruction & Development
0.75%, 11/24/2027	5,154,000	4,372,004
3.13%, 11/20/2025#	2,193,000	2,108,635
		16,803,967
Oil & Gas — 1.3%
Antero Resources Corp.
5.38%, 03/01/2030*	1,222,000	1,112,635
Apache Corp.
4.38%, 10/15/2028	793,000	721,520
5.35%, 07/01/2049	2,867,000	2,270,919
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,762,000	1,194,087
3.54%, 04/06/2027	5,272,000	4,986,888
BP Capital Markets PLC
4.88%, 03/22/2030(1)	1,305,000	1,195,830
California Resources Corp.
7.13%, 02/01/2026*	733,000	738,534
Chevron Corp.
1.55%, 05/11/2025	2,029,000	1,883,327
Chevron USA, Inc.
4.20%, 10/15/2049	1,111,000	927,429
Chord Energy Corp.
6.38%, 06/01/2026*	317,000	305,696
Civitas Resources, Inc.
5.00%, 10/15/2026*	1,164,000	1,076,110
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	614,200
9.25%, 02/15/2028*	240,000	233,964
Diamondback Energy, Inc.
4.40%, 03/24/2051#	2,003,000	1,553,923
6.25%, 03/15/2053	2,585,000	2,541,049
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	640,000	612,998
EQT Corp.
3.63%, 05/15/2031*#	4,389,000	3,683,468
Hess Corp.
6.00%, 01/15/2040	1,377,000	1,352,218
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,071,257
Marathon Oil Corp.
6.60%, 10/01/2037	1,422,000	1,416,302
Murphy Oil Corp.
6.38%, 07/15/2028	43,000	41,509
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	481,890
Nabors Industries, Ltd.
7.25%, 01/15/2026*	291,000	276,997

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
6.38%, 09/01/2028	$ 1,383,000	$ 1,397,369
6.60%, 03/15/2046	2,131,000	2,168,570
7.50%, 05/01/2031	944,000	1,010,080
Rockcliff Energy II LLC
5.50%, 10/15/2029*	282,000	258,707
Santos Finance, Ltd.
3.65%, 04/29/2031*	1,133,000	933,741
Southwestern Energy Co.
5.38%, 02/01/2029	828,000	774,517
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,424,000	1,167,328
Var Energi ASA
7.50%, 01/15/2028*	2,298,000	2,369,851
		40,372,913
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	278,000	263,900
6.88%, 04/01/2027*	486,000	471,483
Halliburton Co.
4.75%, 08/01/2043	1,345,000	1,158,436
4.85%, 11/15/2035	1,695,000	1,579,922
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	1,457,000	1,368,971
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	825,000	790,672
Weatherford International, Ltd.
6.50%, 09/15/2028*	378,000	371,385
		6,004,769
Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	400,000	324,675
4.00%, 05/17/2025	2,868,000	2,770,023
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	413,000	346,576
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	250,000	200,312
Ball Corp.
2.88%, 08/15/2030	295,000	235,469
5.25%, 07/01/2025	206,000	202,691
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	630,000	601,059
Crown Americas LLC
5.25%, 04/01/2030#	610,000	567,527
LABL, Inc.
5.88%, 11/01/2028*	870,000	753,637
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	642,000	646,012
Sealed Air Corp.
5.00%, 04/15/2029*	115,000	105,016
6.13%, 02/01/2028*	163,000	160,547
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	601,155
Sonoco Products Co.
1.80%, 02/01/2025	5,870,000	5,491,308
		13,006,007
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 1.3%
AbbVie, Inc.
4.05%, 11/21/2039	$ 3,895,000	$ 3,285,324
4.25%, 11/21/2049	5,006,000	4,168,511
AmerisourceBergen Corp.
3.45%, 12/15/2027	794,000	737,890
4.30%, 12/15/2047	1,824,000	1,539,459
Astrazeneca Finance LLC
4.88%, 03/03/2028	1,513,000	1,509,944
Becton Dickinson & Co.
4.30%, 08/22/2032	913,000	848,271
Becton Dickinson and Co.
4.69%, 02/13/2028	2,283,000	2,231,809
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	2,084,000	1,866,761
3.90%, 02/20/2028	2,289,000	2,191,891
Cardinal Health, Inc.
4.60%, 03/15/2043	3,371,000	2,850,944
Cigna Corp.
3.40%, 03/15/2050	3,308,000	2,320,129
3.88%, 10/15/2047	853,000	651,846
CVS Health Corp.
4.78%, 03/25/2038	4,423,000	4,018,021
5.13%, 07/20/2045	949,000	857,030
Eli Lilly & Co.
4.95%, 02/27/2063	1,245,000	1,237,729
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,364,000	1,056,841
Mylan, Inc.
5.20%, 04/15/2048	1,250,000	954,664
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	682,000	602,001
5.13%, 04/30/2031*	680,000	577,150
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,772,000	1,649,531
Viatris, Inc.
3.85%, 06/22/2040	1,731,000	1,180,619
4.00%, 06/22/2050	4,422,000	2,852,265
Zoetis, Inc.
5.40%, 11/14/2025	796,000	800,851
		39,989,481
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	642,000	602,678
Boardwalk Pipelines LP
3.60%, 09/01/2032	1,247,000	1,046,804
Buckeye Partners LP
4.50%, 03/01/2028*	775,000	680,535
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,140,000	913,699
DCP Midstream Operating LP
5.63%, 07/15/2027	747,000	739,503
DT Midstream, Inc.
4.38%, 06/15/2031*	437,000	365,988
Energy Transfer LP
4.90%, 03/15/2035	1,570,000	1,410,984
4.95%, 05/15/2028	1,687,000	1,624,647
5.35%, 05/15/2045	963,000	821,212
5.75%, 02/15/2033	1,096,000	1,078,223
6.13%, 12/15/2045	759,000	710,439
EnLink Midstream Partners LP FRS
8.88%, (3 ML+4.11%), 04/10/2023(1)	1,051,000	914,370

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC
3.20%, 02/15/2052	$ 1,203,000	$ 806,132
3.70%, 01/31/2051	621,000	456,776
5.25%, 08/16/2077	977,000	872,363
EQM Midstream Partners LP
5.50%, 07/15/2028	608,000	542,640
7.50%, 06/01/2027 to 06/01/2030*	459,000	439,918
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	552,000	532,498
8.00%, 01/15/2027	1,317,000	1,288,039
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	1,899,000	1,860,602
3.45%, 10/15/2027*	3,679,000	3,239,491
Harvest Midstream I LP
7.50%, 09/01/2028*	1,089,000	1,050,188
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	876,000	794,961
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	850,000	809,396
ITT Holdings LLC
6.50%, 08/01/2029*	804,000	660,784
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	797,000	761,069
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	482,000	444,712
NuStar Logistics LP
5.75%, 10/01/2025	243,000	234,319
6.38%, 10/01/2030	414,000	387,608
ONEOK Partners LP
6.65%, 10/01/2036	4,275,000	4,326,697
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	1,065,000	780,492
6.65%, 01/15/2037	1,704,000	1,697,556
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037*	1,092,000	1,091,942
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	277,000	251,535
6.50%, 07/15/2027	3,454,000	3,491,925
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	776,000	669,300
6.25%, 01/15/2030*	95,000	93,694
Williams Cos., Inc.
5.75%, 06/24/2044	3,260,000	3,107,915
		41,601,634
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,087,000	1,024,661
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,056,000	858,343
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	814,468
		2,697,472
REITS — 0.6%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	790,000	609,339
Corporate Office Properties LP
2.90%, 12/01/2033	842,000	594,298
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.
5.00%, 01/11/2028	$ 1,541,000	$ 1,517,621
5.20%, 02/15/2049	759,000	683,123
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,214,000	1,053,145
Host Hotels & Resorts LP
3.50%, 09/15/2030	3,502,000	2,911,044
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	885,000	752,307
LXP Industrial Trust
2.38%, 10/01/2031	945,000	716,582
National Health Investors, Inc.
3.00%, 02/01/2031	1,697,000	1,272,905
Office Properties Income Trust
3.45%, 10/15/2031	982,000	655,470
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,729,000	2,665,506
3.38%, 02/01/2031	1,945,000	1,532,692
Service Properties Trust
4.38%, 02/15/2030	1,747,000	1,334,884
Spirit Realty LP
2.70%, 02/15/2032	609,000	465,655
Starwood Property Trust, Inc.
4.75%, 03/15/2025	930,000	887,471
Vornado Realty LP
2.15%, 06/01/2026	835,000	715,424
3.40%, 06/01/2031	66,000	50,193
Weyerhaeuser Co.
4.00%, 03/09/2052	1,011,000	789,873
		19,207,532
Retail — 0.7%
AutoZone, Inc.
4.75%, 02/01/2033	772,000	731,668
Brinker International, Inc.
5.00%, 10/01/2024*	794,000	772,165
Carvana Co.
5.50%, 04/15/2027*	1,091,000	556,188
CEC Entertainment LLC
6.75%, 05/01/2026*	1,070,000	995,414
Dave & Buster's, Inc.
7.63%, 11/01/2025*	782,000	792,752
eG Global Finance PLC
6.75%, 02/07/2025*	811,000	731,928
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	990,000	891,233
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	548,162
Ken Garff Automotive LLC
4.88%, 09/15/2028*	1,064,000	916,516
Kohl's Corp.
5.55%, 07/17/2045	3,834,000	2,472,930
LBM Acquisition LLC
6.25%, 01/15/2029*	1,110,000	790,831
Lowe's Cos, Inc.
3.10%, 05/03/2027	805,000	747,301
Lowe's Cos., Inc.
4.45%, 04/01/2062	901,000	705,813
McDonald's Corp.
3.50%, 07/01/2027	1,698,000	1,601,171
3.63%, 09/01/2049	2,405,000	1,809,089
4.45%, 03/01/2047	1,722,000	1,486,926

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Murphy Oil USA, Inc.
4.75%, 09/15/2029	$ 624,000	$ 556,914
Nordstrom, Inc.
2.30%, 04/08/2024	934,000	882,630
4.25%, 08/01/2031	645,000	471,953
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	1,625,000	1,526,931
Park River Holdings, Inc.
6.75%, 08/01/2029*	657,000	459,598
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	292,000	268,003
Target Corp.
4.80%, 01/15/2053	1,488,000	1,390,477
Walmart, Inc.
2.55%, 04/11/2023	78,000	77,766
		22,184,359
Savings & Loans — 0.1%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	3,267,000	3,184,451
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*	3,292,000	2,608,547
3.19%, 11/15/2036*	2,425,000	1,756,015
Entegris Escrow Corp.
5.95%, 06/15/2030*	720,000	669,667
Intel Corp.
5.20%, 02/10/2033	3,115,000	3,056,782
5.90%, 02/10/2063	249,000	245,072
KLA Corp.
4.95%, 07/15/2052#	1,728,000	1,634,156
ON Semiconductor Corp.
3.88%, 09/01/2028*	504,000	442,935
QUALCOMM, Inc.
6.00%, 05/20/2053	912,000	984,157
Texas Instruments, Inc.
4.60%, 02/15/2028	1,561,000	1,550,285
		12,947,616
Software — 0.5%
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	714,000	698,164
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,376,000	1,285,391
Fiserv, Inc.
4.40%, 07/01/2049	2,631,000	2,127,158
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	683,000	554,110
Oracle Corp.
2.30%, 03/25/2028	5,263,000	4,567,330
3.80%, 11/15/2037	4,318,000	3,419,037
4.00%, 11/15/2047	1,895,000	1,385,636
4.90%, 02/06/2033	1,224,000	1,156,058
5.55%, 02/06/2053#	600,000	549,799
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	744,000	452,910
		16,195,593
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Altice France SA
5.13%, 07/15/2029*	$ 783,000	$ 606,480
5.50%, 01/15/2028 to 10/15/2029*	1,167,000	917,891
8.13%, 02/01/2027*	215,000	201,025
AT&T, Inc.
3.85%, 06/01/2060	916,000	640,961
4.50%, 05/15/2035	8,874,000	7,981,859
4.75%, 05/15/2046	1,065,000	915,695
4.90%, 08/15/2037	3,435,000	3,168,471
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,106,000	1,023,094
Corning, Inc.
5.45%, 11/15/2079	3,511,000	3,111,014
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	475,000	447,094
Iliad Holding SASU
7.00%, 10/15/2028*	990,000	909,686
NTT Finance Corp.
1.16%, 04/03/2026*	1,669,000	1,473,765
4.37%, 07/27/2027*	871,000	850,692
Telefonica Emisiones SA
4.90%, 03/06/2048	2,264,000	1,804,324
5.21%, 03/08/2047	500,000	420,298
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	975,000	492,375
T-Mobile USA, Inc.
3.00%, 02/15/2041	6,724,000	4,679,523
3.60%, 11/15/2060	1,421,000	944,361
Verizon Communications, Inc.
2.85%, 09/03/2041	4,049,000	2,805,986
3.00%, 11/20/2060	2,574,000	1,549,751
3.40%, 03/22/2041	1,453,000	1,095,270
3.88%, 03/01/2052#	998,000	764,164
4.40%, 11/01/2034	1,429,000	1,299,015
Vodafone Group PLC
5.13%, 06/04/2081	814,000	608,465
5.63%, 02/10/2053	622,000	597,631
5.75%, 02/10/2063	1,244,000	1,181,510
		40,490,400
Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	1,678,000	1,496,129
Canadian National Railway Co.
4.40%, 08/05/2052	1,526,000	1,360,605
Canadian Pacific Railway Co.
1.35%, 12/02/2024	2,898,000	2,701,446
6.13%, 09/15/2115	681,000	696,062
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,480,000	1,284,877
CSX Corp.
4.50%, 11/15/2052	1,561,000	1,355,043
FedEx Corp.
2.40%, 05/15/2031#	729,000	592,514
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	3,635,072	2,957,442
Kansas City Southern
4.70%, 05/01/2048	1,232,000	1,077,358
		13,521,476
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	693,856

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing (continued)
GATX Corp.
3.25%, 09/15/2026	$ 1,808,000	$ 1,675,106
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	3,018,000	2,766,927
4.40%, 07/01/2027*	1,539,000	1,468,394
5.70%, 02/01/2028*	1,544,000	1,542,506
		8,146,789
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	1,280,000	893,459
Total Corporate Bonds & Notes (cost $1,225,318,376)		1,099,407,128
ASSET BACKED SECURITIES — 1.4%
Auto Loan Receivables — 0.6%
CarMax Auto Owner Trust
Series 2022-1, Class A2 0.91%, 02/18/2025	346,534	342,993
Series 2023-1, Class A3 4.75%, 10/15/2027	1,800,000	1,779,522
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,867,398
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,247,131
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	1,490,000	1,433,496
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	674,724
Series 2023-1, Class A4 4.97%, 06/21/2029	1,500,000	1,499,155
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	1,720,000	1,641,492
Series 2023-1, Class A3 4.51%, 11/15/2027	3,200,000	3,161,542
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	1,425,000	1,377,480
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A4 1.26%, 08/20/2026	590,000	571,513
		16,596,446
Credit Card Receivables — 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	3,790,000	3,679,079
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,700,000	4,545,498
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.39%, 07/15/2030	4,488,000	3,791,488
Series 2022-A1, Class A1 2.80%, 03/15/2027	1,575,000	1,502,588
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	2,250,000	2,191,205
Security Description	Shares or Principal Amount	Value

Credit Card Receivables (continued)
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	$ 2,700,000	$ 2,701,227
		18,411,085
Other Asset Backed Securities — 0.2%
CNH Equipment Trust
Series 2021-A, Class A3 0.40%, 12/15/2025	1,664,328	1,600,145
John Deere Owner Trust
Series 2021-A, Class A4 0.62%, 12/15/2027	1,340,000	1,244,226
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	1,100,426	1,018,475
Verizon Master Trust
Series 2021-2, Class C 1.38%, 04/20/2028	3,400,000	3,159,788
		7,022,634
Total Asset Backed Securities (cost $43,093,821)		42,030,165
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Commercial and Residential — 0.8%
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.59%, (1 ML+1.00%), 04/15/2034*	3,300,000	3,241,844
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 5.53%, (1 ML+1.07%), 12/15/2037*	750,000	747,412
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(3)	1,085,509	940,346
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(3)	1,000,000	947,186
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.82%, 03/10/2048(3)(4)	3,363,578	44,224
Series 2016-787S, Class B 3.83%, 02/10/2036*(3)	1,629,000	1,473,081
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,900,000	1,818,326
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	467,773
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(3)	5,310,000	4,687,023
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,430,155
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(3)	202,335	182,413
		23,979,783
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	614,583	583,964

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 2.21%, (6.80%-1 ML), 09/15/2039(4)(5)	$ 346,427	$ 18,651
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,519,448	2,265,893
Series 2018-27, Class EA 3.00%, 05/25/2048	3,765,701	3,375,808
Series 2018-35, Class CD 3.00%, 05/25/2048	3,808,517	3,372,876
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(3)	1,841,247	1,711,925
		11,329,117
Total Collateralized Mortgage Obligations (cost $38,653,012)		35,308,900
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.9%
U.S. Government — 12.9%
United States Treasury Bonds
1.75%, 08/15/2041	17,612,000	12,204,566
1.88%, 02/15/2051 to 11/15/2051	28,011,000	18,231,841
2.00%, 11/15/2041 to 08/15/2051	23,295,000	16,472,507
2.25%, 02/15/2052	13,569,000	9,674,803
2.38%, 02/15/2042 to 05/15/2051	81,252,000	60,897,721
2.75%, 11/15/2042 to 08/15/2047	1,652,000	1,320,475
2.88%, 11/15/2046	384,000	312,885
3.00%, 05/15/2045 to 05/15/2047	10,591,000	8,822,156
3.25%, 05/15/2042	4,129,000	3,649,488
3.38%, 11/15/2048	13,798,000	12,345,437
4.00%, 11/15/2052	449,000	456,998
4.38%, 11/15/2039	105,000	109,832
5.25%, 11/15/2028	354,000	373,774
United States Treasury Notes
0.13%, 04/30/2023 to 12/15/2023	6,100,000	6,018,727
0.25%, 09/30/2023 to 05/15/2024	15,100,000	14,562,485
0.50%, 02/28/2026	1,000,000	889,023
0.88%, 01/31/2024	3,363,000	3,235,180
1.13%, 02/15/2031	4,400,000	3,580,500
1.25%, 12/31/2026	4,996,000	4,454,832
1.38%, 01/31/2025 to 11/15/2031	2,870,000	2,521,286
1.50%, 11/30/2024 to 02/15/2030	14,169,000	12,454,787
1.63%, 02/15/2026 to 11/30/2026	6,439,000	5,909,051
1.75%, 11/15/2029	3,200,000	2,784,250
1.88%, 02/28/2027	23,750,000	21,629,199
2.00%, 02/15/2025 to 11/15/2026#	2,113,000	1,991,958
2.13%, 09/30/2024	5,480,000	5,243,675
2.25%, 03/31/2024 to 10/31/2024	41,782,000	40,114,332
2.25%, 11/15/2024 to 08/15/2027#	4,172,000	3,968,752
2.38%, 08/15/2024 to 05/15/2029	10,500,000	10,075,508
2.63%, 02/15/2029	171,000	157,414
2.75%, 07/31/2027	37,000,000	34,759,765
3.00%, 07/31/2024 to 07/15/2025	60,000,000	58,037,109
4.50%, 11/15/2025	15,000,000	14,974,805
		392,235,121
U.S. Government Agency — 46.0%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,838,701
3.25%, 11/16/2028#	1,000,000	950,793
5.50%, 07/15/2036	250,000	279,373
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	$ 24,100,694	$ 20,832,893
2.00%, 02/01/2036 to 04/01/2052	176,483,582	146,397,538
2.50%, 01/01/2028 to 07/01/2052	59,522,049	50,858,848
3.00%, 08/01/2027 to 11/01/2046	13,848,590	12,588,174
3.50%, 01/01/2032 to 02/01/2052	53,768,619	49,817,121
4.00%, 09/01/2040 to 06/01/2052	33,835,020	32,040,701
4.50%, 12/01/2039 to 07/01/2052	28,664,648	27,753,439
5.00%, 10/01/2033 to 01/01/2053	17,482,035	17,234,695
5.50%, 11/01/2032 to 11/01/2052	9,897,857	9,896,521
6.00%, 10/01/2033 to 03/01/2040	202,085	206,973
6.50%, 02/01/2035 to 05/01/2037	24,841	25,910
6.75%, 09/15/2029 to 03/15/2031	750,000	860,884
Federal Home Loan Mtg. Corp. FRS
3.31%, (12 ML+1.87%), 11/01/2037	579,143	572,231
3.74%, (6 ML+1.49%), 02/01/2037	66,085	65,855
Federal National Mtg. Assoc.
1.50%, 05/01/2036 to 03/01/2051	26,137,204	20,577,365
2.00%, 07/01/2035 to 03/01/2052	279,168,992	230,156,515
2.50%, 12/01/2026 to 05/01/2052	236,608,538	203,358,299
3.00%, 10/01/2027 to 07/01/2052	187,612,741	169,484,556
3.50%, 08/01/2026 to 04/01/2052	106,869,682	98,315,246
4.00%, 11/01/2025 to 08/01/2052	82,995,542	78,633,710
4.50%, 10/01/2024 to 10/01/2049	18,561,707	18,263,887
5.00%, 04/01/2023 to 08/01/2052	40,779,166	40,175,053
5.50%, 12/01/2029 to 09/01/2039	1,467,599	1,505,536
6.00%, 02/01/2032 to 06/01/2040	644,676	667,368
6.50%, 10/01/2037 to 11/01/2037	22,151	22,961
Federal National Mtg. Assoc. FRS
3.48%, (12 ML+1.57%), 05/01/2037	76,378	77,192
3.59%, (12 ML+1.69%), 07/01/2039	352,305	352,308
3.69%, (1 Yr USTYCR+2.27%), 11/01/2036	197,693	201,678
3.86%, (12 ML+1.91%), 08/01/2035	330,998	337,334
3.95%, (12 ML+1.77%), 05/01/2040	486,875	493,050
4.07%, (12 ML+1.82%), 10/01/2040	85,100	86,576
4.08%, (12 ML+1.83%), 10/01/2040	284,553	288,773
4.13%, (1 Yr USTYCR+2.22%), 10/01/2035	453,661	459,964
5.01%, (6 ML+1.54%), 09/01/2035	585,352	588,965
Government National Mtg. Assoc.
2.00%, 11/20/2050	11,622,065	9,801,798
2.50%, 05/20/2050 to 12/20/2051	59,034,548	51,180,084
3.00%, 02/20/2045 to 03/20/2052	70,559,630	63,519,559
3.50%, 03/20/2045 to 10/20/2047	1,976,568	1,843,801
4.00%, 03/20/2044 to 05/20/2048	2,406,899	2,309,285
4.50%, 05/15/2039 to 07/20/2052	25,939,541	25,238,597
5.50%, 12/15/2039	399,900	403,048
6.00%, 10/15/2039	118,616	120,116
		1,395,683,274
Total U.S. Government & Agency Obligations (cost $1,993,548,110)		1,787,918,395
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Banks — 0.4%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	982,709
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	5,960,000	5,576,832
Industrial Bank of Korea
1.04%, 06/22/2025*	5,694,000	5,140,116
Korea Development Bank
0.50%, 10/27/2023#	1,489,000	1,444,022
		13,143,679

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.2%
Republic of Italy
3.88%, 05/06/2051	$ 1,462,000	$ 1,011,318
United Mexican States
4.28%, 08/14/2041	4,205,000	3,349,509
		4,360,827
Total Foreign Government Obligations (cost $19,626,302)		17,504,506
COMMON STOCKS — 0.2%
Oil Field Machinery & Equipment — 0.2%
Hi-Crush, Inc.(6)(7) (cost $746,075)	123	4,761,576
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $115,291)	7,467	15,830
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	651
Total Long-Term Investment Securities (cost $3,321,100,987)		2,986,947,151
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.72%(8)	40,506,171	40,522,373
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(8)(9)	11,865,263	11,865,263
Total Short-Term Investments (cost $52,385,754)		52,387,636
TOTAL INVESTMENTS (cost $3,373,486,741)	100.1%	3,039,334,787
Other assets less liabilities	(0.1)	(2,469,768)
NET ASSETS	100.0%	$3,036,865,019
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $346,301,601 representing 11.4% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2023.
(6)	Securities classified as Level 3 (see Note 1).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	12/22/2021	123	$746,075	$4,761,576	$38,712.00	0.2%
(8)	The rate shown is the 7-day yield as of February 28, 2023.
(9)	At February 28, 2023, the Fund had loaned securities with a total value of $25,458,592. This was secured by collateral of $11,865,263, which was received in cash and subsequently invested in short-term investments currently valued at $11,865,263 as reported in the Portfolio of Investments. Additional collateral of $14,402,205 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.85%	11/25/2033 to 01/15/2055	$2,348,896
Federal National Mtg. Assoc.	1.50% to 5.50%	10/25/2033 to 05/25/2053	1,489,325
Government National Mtg. Assoc.	1.25% to 5.63%	08/20/2050 to 12/16/2063	2,456,315
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	150,141
United States Treasury Notes/Bonds	0.13% to 6.13%	07/15/2023 to 05/15/2052	7,957,528
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,099,407,128	$—	$1,099,407,128
Asset Backed Securities	—	42,030,165	—	42,030,165
Collateralized Mortgage Obligations	—	35,308,900	—	35,308,900
U.S. Government & Agency Obligations	—	1,787,918,395	—	1,787,918,395
Foreign Government Obligations	—	17,504,506	—	17,504,506
Common Stocks	—	—	4,761,576	4,761,576
Preferred Stocks	15,830	—	—	15,830
Escrows and Litigation Trusts	—	651	—	651
Short-Term Investments	52,387,636	—	—	52,387,636
Total Investments at Value	$52,403,466	$2,982,169,745	$4,761,576	$3,039,334,787
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Aerospace/Defense — 3.6%
Airbus SE	49,711	$ 6,520,885
BAE Systems PLC	857,909	9,266,782
L3Harris Technologies, Inc.	35,240	7,442,336
Northrop Grumman Corp.	11,170	5,184,109
Raytheon Technologies Corp.	150,500	14,762,545
		43,176,657
Agriculture — 0.6%
Altria Group, Inc.	45,058	2,092,043
British American Tobacco PLC ADR	138,998	5,290,264
		7,382,307
Apparel — 0.3%
Ralph Lauren Corp.	33,623	3,973,902
Auto Manufacturers — 1.5%
General Motors Co.	478,014	18,518,262
Auto Parts & Equipment — 0.4%
Lear Corp.	30,106	4,204,303
Banks — 10.2%
Bank of America Corp.	714,217	24,497,643
Citigroup, Inc.	451,813	22,902,401
Citizens Financial Group, Inc.	118,694	4,956,662
First Citizens BancShares, Inc., Class A	20,818	15,275,416
JPMorgan Chase & Co.	168,155	24,105,019
PNC Financial Services Group, Inc.	35,020	5,530,358
Wells Fargo & Co.	585,843	27,399,877
		124,667,376
Beverages — 1.8%
Coca-Cola Co.	149,320	8,886,033
Constellation Brands, Inc., Class A	37,566	8,403,514
Diageo PLC	96,800	4,109,022
		21,398,569
Building Materials — 0.8%
Vulcan Materials Co.	52,750	9,543,002
Chemicals — 2.4%
Linde PLC	37,230	12,969,815
PPG Industries, Inc.	122,076	16,121,357
		29,091,172
Computers — 3.7%
Apple, Inc.	96,210	14,182,316
Cognizant Technology Solutions Corp., Class A	308,131	19,298,244
Leidos Holdings, Inc.	116,997	11,356,899
		44,837,459
Cosmetics/Personal Care — 2.1%
Procter & Gamble Co.	68,220	9,384,343
Unilever PLC ADR#	328,018	16,377,939
		25,762,282
Diversified Financial Services — 4.5%
Apollo Global Management, Inc.	318,317	22,568,675
Charles Schwab Corp.	46,428	3,617,670
Mastercard, Inc., Class A	21,780	7,738,216
Raymond James Financial, Inc.	40,490	4,391,546
Visa, Inc., Class A	75,634	16,634,942
		54,951,049
Electric — 3.3%
American Electric Power Co., Inc.	43,591	3,834,700
Security Description	Shares or Principal Amount	Value

Electric (continued)
Edison International	106,042	$ 7,021,041
Exelon Corp.	99,533	4,020,138
PG&E Corp.†	181,892	2,841,153
Public Service Enterprise Group, Inc.	119,155	7,200,537
Sempra Energy	100,615	15,088,225
		40,005,794
Electronics — 0.2%
Fortive Corp.	30,474	2,031,397
Environmental Control — 0.5%
Pentair PLC	9,287	519,515
Waste Management, Inc.	40,130	6,009,869
		6,529,384
Food — 2.9%
Kraft Heinz Co.	382,832	14,907,478
Mondelez International, Inc., Class A	176,225	11,486,345
Nestle SA ADR	74,790	8,414,997
		34,808,820
Healthcare-Products — 4.5%
Baxter International, Inc.	348,557	13,924,852
Koninklijke Philips NV	509,620	8,327,935
Medtronic PLC	254,510	21,073,428
Zimmer Biomet Holdings, Inc.	96,297	11,928,309
		55,254,524
Healthcare-Services — 3.9%
Elevance Health, Inc.	23,720	11,140,573
Humana, Inc.	19,597	9,700,907
Laboratory Corp. of America Holdings	71,109	17,020,650
UnitedHealth Group, Inc.	20,380	9,699,657
		47,561,787
Home Furnishings — 0.7%
Panasonic Holdings Corp.#	959,800	8,367,541
Housewares — 0.4%
Newell Brands, Inc.	343,862	5,051,333
Insurance — 6.8%
Allstate Corp.	36,616	4,715,409
Chubb, Ltd.	42,050	8,873,391
Equitable Holdings, Inc.	79,584	2,500,529
Fidelity National Financial, Inc.	231,408	9,223,923
Hartford Financial Services Group, Inc.	68,211	5,339,557
MetLife, Inc.	176,018	12,625,771
Prudential Financial, Inc.	53,913	5,391,300
Prudential PLC	486,151	7,423,612
Travelers Cos., Inc.	49,830	9,224,530
Voya Financial, Inc.#	31,462	2,343,604
Willis Towers Watson PLC	64,596	15,138,719
		82,800,345
Internet — 0.5%
Alphabet, Inc., Class A†	73,561	6,624,904
Machinery-Construction & Mining — 0.7%
Komatsu, Ltd.	331,900	7,946,781
Media — 3.0%
Comcast Corp., Class A	679,378	25,252,480
Fox Corp., Class A	228,232	7,992,685
Walt Disney Co.†	35,430	3,529,182
		36,774,347

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.3%
Freeport-McMoRan, Inc.	87,230	$ 3,573,813
Miscellaneous Manufacturing — 0.3%
Siemens AG	25,838	3,954,484
Oil & Gas — 5.4%
BP PLC	3,903,806	25,849,786
Chesapeake Energy Corp.	53,570	4,328,992
ConocoPhillips	32,903	3,400,525
EQT Corp.	390,441	12,954,832
Hess Corp.	44,234	5,958,320
Pioneer Natural Resources Co.	22,650	4,539,286
Shell PLC	277,597	8,436,173
		65,467,914
Packaging & Containers — 0.8%
Sealed Air Corp.	202,079	9,825,081
Pharmaceuticals — 9.1%
AmerisourceBergen Corp.	27,260	4,240,566
AstraZeneca PLC	78,769	10,308,504
Bayer AG	234,550	13,964,617
Becton Dickinson & Co.	47,140	11,056,687
Cardinal Health, Inc.	129,690	9,818,830
Cigna Group	37,349	10,909,643
Eli Lilly & Co.	13,241	4,120,864
Johnson & Johnson	65,530	10,043,128
Merck & Co., Inc.	103,910	11,039,398
Novo Nordisk A/S ADR	30,141	4,249,580
Pfizer, Inc.	151,360	6,140,675
Sanofi	162,487	15,276,852
		111,169,344
Pipelines — 3.4%
Enbridge, Inc.	296,680	11,131,434
Enterprise Products Partners LP	723,520	18,471,465
Williams Cos., Inc.	394,900	11,886,490
		41,489,389
REITS — 1.0%
American Tower Corp.	28,400	5,623,484
AvalonBay Communities, Inc.	40,500	6,987,060
		12,610,544
Retail — 2.7%
Dollar General Corp.	56,126	12,140,054
Home Depot, Inc.	30,640	9,085,986
Ross Stores, Inc.	32,362	3,577,295
Walmart, Inc.	53,615	7,620,300
		32,423,635
Semiconductors — 1.8%
Broadcom, Inc.	10,950	6,507,476
Intel Corp.	74,710	1,862,520
Samsung Electronics Co., Ltd. GDR	8,735	10,027,780
Texas Instruments, Inc.	18,680	3,202,686
		21,600,462
Software — 7.0%
Activision Blizzard, Inc.	72,663	5,540,554
Security Description	Shares or Principal Amount	Value

Software (continued)
Fidelity National Information Services, Inc.	237,247	$ 15,034,342
Microsoft Corp.	140,389	35,015,824
Oracle Corp.	89,890	7,856,386
SAP SE ADR	68,390	7,784,150
SS&C Technologies Holdings, Inc.	244,666	14,361,894
		85,593,150
Telecommunications — 3.8%
AT&T, Inc.	298,339	5,641,591
Cisco Systems, Inc.	473,665	22,934,859
Rogers Communications, Inc., Class B	81,429	3,889,734
Verizon Communications, Inc.	359,061	13,935,157
		46,401,341
Transportation — 1.6%
Union Pacific Corp.	58,200	12,063,696
United Parcel Service, Inc., Class B	41,380	7,551,436
		19,615,132
Total Long-Term Investment Securities (cost $1,177,671,023)		1,174,987,586
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.72%(1)	37,673,672	37,688,741
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(1)	3,533,430	3,533,430
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2)	198,099	198,099
Total Short-Term Investments (cost $41,417,229)		41,420,270
TOTAL INVESTMENTS (cost $1,219,088,252)	99.9%	1,216,407,856
Other assets less liabilities	0.1	1,067,505
NET ASSETS	100.0%	$1,217,475,361
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $13,403,466. This was secured by collateral of $198,099, which was received in cash and subsequently invested in short-term investments currently valued at $198,099 as reported in the Portfolio of Investments. Additional collateral of $13,882,363 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	$1,488,778
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	12,393,585
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,174,987,586	$—	$—	$1,174,987,586
Short-Term Investments	41,420,270	—	—	41,420,270
Total Investments at Value	$1,216,407,856	$—	$—	$1,216,407,856
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.6%
Domestic Equity Investment Companies — 52.5%
VALIC Company I Blue Chip Growth Fund	243,189	$ 3,689,173
VALIC Company I Capital Appreciation Fund	287,398	5,313,983
VALIC Company I Dividend Value Fund	694,030	8,959,925
VALIC Company I Growth Fund	384,976	5,239,522
VALIC Company I Large Capital Growth Fund	333,346	5,930,230
VALIC Company I Mid Cap Index Fund	61,718	1,700,323
VALIC Company I Mid Cap Strategic Growth Fund	87,897	1,627,850
VALIC Company I Mid Cap Value Fund	109,463	2,334,853
VALIC Company I Small Cap Growth Fund	37,849	569,627
VALIC Company I Small Cap Index Fund	48,212	861,071
VALIC Company I Small Cap Special Values Fund	89,901	1,160,627
VALIC Company I Small Cap Value Fund	30,149	410,336
VALIC Company I Stock Index Fund	246,040	11,342,431
VALIC Company I Systematic Core Fund	366,452	9,164,959
VALIC Company I Systematic Value Fund	966,588	12,633,300
VALIC Company I U.S. Socially Responsible Fund	374,345	7,629,158
Total Domestic Equity Investment Companies (cost $80,547,534)		78,567,368
Domestic Fixed Income Investment Companies — 20.6%
VALIC Company I Core Bond Fund	2,074,024	20,159,516
VALIC Company I Government Securities Fund	744,714	7,037,545
VALIC Company I High Yield Bond Fund	182,309	1,270,691
VALIC Company I Inflation Protected Fund	219,029	2,330,467
Total Domestic Fixed Income Investment Companies (cost $34,959,426)		30,798,219
International Equity Investment Companies — 10.1%
VALIC Company I Emerging Economies Fund	123,171	787,060
VALIC Company I Global Real Estate Fund	253,046	1,692,877
VALIC Company I International Equities Index Fund	371,636	2,742,677
VALIC Company I International Growth Fund	228,673	2,803,534
VALIC Company I International Opportunities Fund	28,344	435,361
VALIC Company I International Socially Responsible Fund	90,787	2,011,852
VALIC Company I International Value Fund	463,227	4,641,533
Total International Equity Investment Companies (cost $15,420,326)		15,114,894
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $729,066)	63,843	626,301
Total Affiliated Investment Companies (cost $131,656,352)		125,106,782
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.8%
U.S. Government — 13.8%
United States Treasury Notes
0.88%, 11/15/2030	$4,630,500	3,700,059
1.25%, 08/15/2031	6,333,600	5,134,422
1.38%, 11/15/2031	2,637,900	2,147,313
1.50%, 02/15/2030(2)	2,138,300	1,815,717
1.63%, 05/15/2031	246,500	207,233
1.88%, 02/15/2032	1,913,800	1,621,273
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.75%, 08/15/2032	$1,185,700	$ 1,077,505
2.88%, 05/15/2032	4,005,700	3,683,992
4.13%, 11/15/2032	1,295,700	1,316,350
Total U.S. Government & Agency Obligations (cost $23,542,344)		20,703,864
PURCHASED OPTIONS† — 1.0%
Purchased Options - Puts — 1.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,200.00; Counterparty: Citibank, N.A.)	2,000	49,374
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,200.00; Counterparty: Goldman Sachs International)	4,500	111,094
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: Bank of America International)	2,500	198,991
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: UBS AG)	4,500	358,183
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,700.00; Counterparty: Citibank, N.A.)	3,000	322,138
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,700.00; Counterparty: UBS AG)	4,000	447,115
Total Purchased Options (cost $1,649,700)		1,486,895
Total Long-Term Investment Securities (cost $156,848,396)		147,297,541
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
AllianceBernstein Government STIF Portfolio, Class AB 4.51%(3) (cost $4,010,781)	4,010,781	4,010,781
TOTAL INVESTMENTS (cost $160,859,177)	101.1%	151,308,322
Other assets less liabilities	(1.1)	(1,653,549)
NET ASSETS	100.0%	$149,654,773
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
70	Short	S&P 500 E-Mini Index	March 2023	$13,930,912	$13,914,250	$16,662

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
90	Long	S&P 500 E-Mini Index	March 2023	$18,217,685	$17,889,749	$(327,936)
Net Unrealized Appreciation (Depreciation)						$(311,274)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$125,106,782	$—	$—	$125,106,782
U.S. Government & Agency Obligations	—	20,703,864	—	20,703,864
Purchased Options	—	1,486,895	—	1,486,895
Short-Term Investments	4,010,781	—	—	4,010,781
Total Investments at Value	$129,117,563	$22,190,759	$—	$151,308,322
Other Financial Instruments:†
Futures Contracts	$16,662	$—	$—	$16,662
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$327,936	$—	$—	$327,936
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Bermuda — 1.6%
China Resources Gas Group, Ltd.	465,600	$ 1,963,381
Credicorp, Ltd.	43,008	5,480,079
Kunlun Energy Co., Ltd.	2,768,000	2,214,569
		9,658,029
Brazil — 8.0%
Ambev SA ADR	1,475,845	3,763,405
Atacadao SA	481,835	1,237,846
Banco do Brasil SA	1,064,865	8,196,824
BB Seguridade Participacoes SA	634,084	4,143,295
Centrais Eletricas Brasileiras SA (Preference Shares)	197,069	1,353,957
Cia Energetica de Minas Gerais ADR#	1,362,718	2,657,300
EDP - Energias do Brasil SA	659,911	2,474,296
Gerdau SA (Preference Shares)	326,690	1,786,501
Localiza Rent a Car SA	119,530	1,266,886
Localiza Rent a Car SA†	530	5,365
Petroleo Brasileiro SA (Preference Shares)	1,697,345	8,182,866
Raia Drogasil SA	488,881	2,117,835
Sendas Distribuidora SA	491,746	1,703,822
SLC Agricola SA	240,180	2,260,296
Vale SA	177,983	2,900,517
WEG SA	638,176	4,773,414
		48,824,425
Cayman Islands — 13.1%
Alibaba Group Holding, Ltd.†	1,568,544	17,285,277
China Feihe, Ltd.*	1,952,000	1,561,719
JD Logistics, Inc.*†	855,700	1,526,206
JD.com, Inc., Class A	401,450	8,883,719
Longfor Group Holdings, Ltd.*	937,000	2,673,937
Meituan, Class B*†	163,380	2,832,830
NetEase, Inc.	494,900	7,635,283
PDD Holdings, Inc. ADR†	34,018	2,984,399
Tencent Holdings, Ltd.	616,200	26,973,568
Vipshop Holdings, Ltd. ADR†	142,015	2,114,603
Wuxi Biologics Cayman, Inc.*†	517,500	3,606,295
Zhen Ding Technology Holding, Ltd.	468,000	1,711,553
		79,789,389
Chile — 1.0%
Banco de Chile	17,317,176	1,799,361
Banco Santander Chile ADR	118,892	1,995,008
Cencosud SA	1,139,153	2,153,967
		5,948,336
China — 18.1%
Anhui Guangxin Agrochemical Co., Ltd.	419,860	1,978,474
Bank of Jiangsu Co, Ltd., Class A	4,367,076	4,524,783
China Merchants Bank Co., Ltd.	1,587,000	8,592,695
China Merchants Energy Shipping Co., Ltd., Class A	1,683,780	1,708,190
China Pacific Insurance Group Co., Ltd.	2,876,200	7,621,597
China Railway Group, Ltd.	4,673,000	2,434,908
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	371,500	2,726,532
China State Construction Engineering Corp., Ltd., Class A	3,645,740	2,952,569
China Yangtze Power Co., Ltd., Class A	858,500	2,617,785
Dongfang Electric Corp., Ltd.	4,204,200	6,727,234
ENN Natural Gas Co., Ltd., Class A	966,335	2,688,983
Fangda Special Steel Technology Co., Ltd., Class A	2,544,400	2,342,957
Haier Smart Home Co., Ltd.	1,807,200	6,388,998
Hubei Xingfa Chemicals Group Co., Ltd., Class A	328,100	1,659,554
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	360,900	1,584,145
Jiangxi Copper Co., Ltd.	1,933,000	3,043,784
Security Description	Shares or Principal Amount	Value

China (continued)
Kweichow Moutai Co, Ltd., Class A	17,099	$ 4,469,139
Laobaixing Pharmacy Chain JSC	349,278	2,025,887
Nongfu Spring Co., Ltd.*	312,800	1,753,408
PetroChina Co., Ltd.	12,414,000	6,357,719
PICC Property & Casualty Co., Ltd.	6,570,000	5,766,976
Ping An Insurance Group Co. of China, Ltd.	1,059,500	7,194,352
TBEA Co., Ltd., Class A	1,114,600	3,462,947
Tsingtao Brewery Co., Ltd.	660,000	6,508,013
Xiamen Xiangyu Co., Ltd.	1,281,945	2,105,971
Yixintang Pharmaceutical Group Co., Ltd.	671,200	3,377,569
YTO Express Group Co., Ltd., Class A	795,030	2,079,401
Zhuhai Huafa Properties Co., Ltd., Class A	1,261,700	2,029,076
Zhuzhou CRRC Times Electric Co, Ltd.	797,200	3,630,838
		110,354,484
Colombia — 0.3%
Ecopetrol SA ADR	156,718	1,738,003
Greece — 0.3%
Hellenic Telecommunications Organization SA	122,308	1,878,382
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	277,725	2,113,352
India — 9.1%
Bharat Electronics, Ltd.	4,168,877	4,775,669
Britannia Industries, Ltd.	56,060	3,029,786
HCL Technologies, Ltd.	218,790	2,871,590
HDFC Bank, Ltd. ADR	104,306	7,055,258
Housing Development Finance Corp., Ltd.	381,534	12,045,892
ICICI Bank, Ltd. ADR	424,637	8,781,493
Oil & Natural Gas Corp., Ltd.	2,993,446	5,504,023
Power Grid Corp. of India, Ltd.	1,162,458	3,121,731
Reliance Industries, Ltd. GDR*	33,583	1,870,573
Tata Power Co., Ltd.	1,068,735	2,616,004
UPL, Ltd.	429,900	3,624,384
		55,296,403
Indonesia — 1.2%
Telkom Indonesia Persero Tbk PT	19,899,700	5,063,006
United Tractors Tbk PT	1,164,000	2,129,547
		7,192,553
Malaysia — 1.0%
CIMB Group Holdings Bhd	2,490,900	3,113,972
Petronas Chemicals Group Bhd	1,984,900	3,166,994
		6,280,966
Mexico — 5.6%
America Movil SAB de CV, Series L ADR#	416,625	8,574,142
Arca Continental SAB de CV	329,298	2,789,130
Coca-Cola Femsa SAB de CV, ADR	26,293	1,893,359
Grupo Aeroportuario del Pacifico SAB de CV, Class B	159,123	3,018,610
Grupo Aeroportuario del Sureste SAB de CV, Class B	97,863	2,801,985
Grupo Financiero Banorte SAB de CV, Class O	929,494	7,868,173
Wal-Mart de Mexico SAB de CV	1,860,952	7,333,350
		34,278,749
Panama — 0.8%
Copa Holdings SA, Class A†	51,083	4,717,515
Poland — 1.2%
Bank Polska Kasa Opieki SA	148,611	2,995,905
Dino Polska SA*†	27,222	2,273,931
Powszechny Zaklad Ubezpieczen SA	244,098	2,009,389
		7,279,225

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar — 0.3%
Industries Qatar QSC	547,004	$ 2,090,834
Russia — 0.0%
GAZPROM PJSC ADR†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	178,448	1,859,304
South Africa — 5.1%
Absa Group, Ltd.	393,066	4,247,424
African Rainbow Minerals, Ltd.	137,493	1,904,538
Bidvest Group, Ltd.	141,431	1,804,603
Clicks Group, Ltd.	150,804	2,196,574
FirstRand, Ltd.	2,087,365	7,450,410
Mr. Price Group, Ltd.	168,594	1,397,866
MTN Group, Ltd.	339,759	2,679,036
Sanlam, Ltd.	588,801	1,918,212
Shoprite Holdings, Ltd.	328,020	3,974,820
Truworths International, Ltd.	546,970	1,762,277
Woolworths Holdings, Ltd.	468,469	1,964,177
		31,299,937
South Korea — 15.8%
BGF retail Co., Ltd.	15,678	2,140,952
Hana Financial Group, Inc.	170,310	5,843,245
Hyundai Glovis Co., Ltd.	13,444	1,611,350
Industrial Bank of Korea	247,831	1,944,066
Kia Corp.	128,251	7,298,168
Korea Gas Corp.†	61,629	1,306,400
Kumho Petrochemical Co., Ltd.	16,987	2,019,312
LG Chem, Ltd.	17,745	9,118,912
NCSoft Corp.	8,836	2,901,373
Orion Corp.	23,296	2,200,642
Pan Ocean Co., Ltd.	370,498	1,772,343
POSCO Holdings, Inc.	24,734	5,944,010
Samsung Electro-Mechanics Co., Ltd.	21,616	2,352,317
Samsung Electronics Co., Ltd.	579,157	26,523,268
Samsung Electronics Co., Ltd. GDR*	1,577	1,810,396
Samsung Fire & Marine Insurance Co., Ltd.	12,768	2,069,704
Shinhan Financial Group Co., Ltd.	257,153	7,549,892
SK Hynix, Inc.	130,360	8,807,243
S-Oil Corp.	45,672	2,785,362
		95,998,955
Taiwan — 10.1%
Compeq Manufacturing Co., Ltd.	1,087,000	1,617,103
Lite-On Technology Corp.	982,000	2,240,542
Makalot Industrial Co, Ltd.	234,000	1,641,516
Novatek Microelectronics Corp.	393,000	5,217,499
Phison Electronics Corp.	158,000	1,808,326
Taiwan Semiconductor Manufacturing Co., Ltd.	2,581,000	42,787,959
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,390	2,558,987
Uni-President Enterprises Corp.	773,000	1,709,424
Wistron Corp.	1,796,000	1,946,381
		61,527,737
Security Description	Shares or Principal Amount	Value

Thailand — 1.4%
Krung Thai Bank PCL	6,462,800	$ 3,163,625
PTT Exploration & Production PCL	1,280,300	5,434,018
		8,597,643
United Arab Emirates — 0.8%
Dubai Islamic Bank PJSC	1,136,420	1,775,898
Emaar Properties PJSC	1,955,909	2,981,974
		4,757,872
United Kingdom — 1.1%
Airtel Africa PLC*	1,067,143	1,548,037
Anglo American PLC	148,842	5,164,252
		6,712,289
United States — 1.3%
Yum China Holdings, Inc.	134,705	7,911,225
Total Long-Term Investment Securities (cost $661,914,559)		596,105,607
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4) (cost $3,825)	3,825	3,825
TOTAL INVESTMENTS (cost $661,918,384)	97.9%	596,109,432
Other assets less liabilities	2.1	12,707,378
NET ASSETS	100.0%	$608,816,810
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $21,457,332 representing 3.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GAZPROM PJSC ADR	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Sberbank of Russia PJSC
	11/12/2020	664,800	$2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	$0	$0.00	0.0%
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $1,938,123. This was secured by collateral of $3,825, which was received in cash and subsequently invested in short-term investments currently valued at $3,825 as reported in the Portfolio of Investments. Additional collateral of $2,008,055 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$73,250
United States Treasury Notes/Bonds	2.25%	11/15/2029	1,934,805
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
30	Long	MSCI Emerging Markets Index	March 2023	$1,480,867	$1,444,350	$(36,517)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.0%
Semiconductors	14.3
Internet	10.5
Oil & Gas	6.0
Retail	5.2
Insurance	4.7
Chemicals	3.5
Telecommunications	3.5
Beverages	3.4
Food	3.3
Electric	2.3
Diversified Financial Services	2.3
Mining	2.0
Engineering & Construction	1.9
Iron/Steel	1.8
Software	1.8
Transportation	1.7
Electrical Components & Equipment	1.7
Home Furnishings	1.5
Real Estate	1.2

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Auto Manufacturers	1.2%
Electronics	1.0
Gas	0.9
Aerospace/Defense	0.8
Machinery-Diversified	0.8
Airlines	0.8
Pharmaceuticals	0.8
Computers	0.6
Miscellaneous Manufacturing	0.6
Healthcare-Services	0.6
Distribution/Wholesale	0.6
Commercial Services	0.5
Auto Parts & Equipment	0.4
Agriculture	0.4
Apparel	0.3
97.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$78,077,836	$1,711,553	$—	$79,789,389
Russia	—	—	0	0
Taiwan	2,558,987	58,968,750	—	61,527,737
Other Countries	454,788,481	—	—	454,788,481
Short-Term Investments	3,825	—	—	3,825
Total Investments at Value	$535,429,129	$60,680,303	$0	$596,109,432
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$36,517	$—	$—	$36,517
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Australia — 3.9%
Dexus	386,763	$ 2,193,931
Goodman Group#	108,958	1,456,092
Ingenia Communities Group	293,119	781,070
NEXTDC, Ltd.#†	93,035	642,935
Scentre Group	2,164,931	4,341,210
Stockland	1,403,804	3,627,340
		13,042,578
Bermuda — 0.8%
Hongkong Land Holdings, Ltd.	631,600	2,886,412
Canada — 2.5%
Allied Properties Real Estate Investment Trust	60,489	1,268,740
Canadian Apartment Properties REIT	92,784	3,360,488
Chartwell Retirement Residences	286,816	1,935,929
Granite Real Estate Investment Trust	34,176	2,060,328
		8,625,485
Cayman Islands — 0.7%
CK Asset Holdings, Ltd.	380,000	2,381,838
France — 2.2%
Gecina SA	37,491	4,326,275
Klepierre SA	128,231	3,210,359
		7,536,634
Germany — 2.3%
Instone Real Estate Group SE*	56,455	531,440
Vonovia SE	282,784	7,133,548
		7,664,988
Hong Kong — 3.5%
Fortune Real Estate Investment Trust	1,339,000	1,134,399
Henderson Land Development Co., Ltd.	413,000	1,449,556
Link REIT	340,100	2,235,733
Sino Land Co., Ltd.#	2,054,422	2,633,002
Sun Hung Kai Properties, Ltd.	209,504	2,861,216
Swire Properties, Ltd.	535,600	1,409,043
		11,722,949
Ireland — 0.3%
Dalata Hotel Group PLC†	213,505	971,044
Japan — 10.4%
Comforia Residential REIT, Inc.	1,273	2,931,112
Hoshino Resorts REIT, Inc.	360	1,996,254
Hulic REIT, Inc.#	835	935,239
Invincible Investment Corp.	2,353	948,769
Japan Metropolitan Fund Investment Corp.#	4,575	3,437,424
Kenedix Office Investment Corp.	805	1,889,005
Kenedix Retail REIT Corp.	601	1,093,811
Mitsubishi Estate Co., Ltd.	359,200	4,473,017
Mitsubishi Estate Logistics REIT Investment Corp.#	597	1,767,038
Mitsui Fudosan Co., Ltd.	329,100	6,272,370
Nippon Accommodations Fund, Inc.	98	437,747
Nippon Prologis REIT, Inc.	1,140	2,433,139
Open House Group Co., Ltd.	40,500	1,457,530
Sumitomo Realty & Development Co., Ltd.#	123,500	2,916,180
United Urban Investment Corp.	1,961	2,166,167
		35,154,802
Netherlands — 0.3%
CTP NV*#	80,660	1,112,495
Security Description	Shares or Principal Amount	Value

Singapore — 3.1%
CapitaLand Ascendas REIT	1,548,800	$ 3,181,561
CapitaLand India Trust	1,704,700	1,415,895
Far East Hospitality Trust	3,767,900	1,760,375
Lendlease Global Commercial REIT	4,455,662	2,346,042
Mapletree Industrial Trust	927,400	1,623,096
		10,326,969
Spain — 0.7%
Cellnex Telecom SA*#	61,396	2,309,214
Sweden — 0.9%
Castellum AB	234,756	3,001,728
Switzerland — 1.1%
PSP Swiss Property AG	33,591	3,766,215
United Kingdom — 5.0%
Big Yellow Group PLC	213,899	3,123,481
Derwent London PLC	63,884	2,008,672
LondonMetric Property PLC	987,876	2,242,259
Segro PLC	429,219	4,251,099
Shaftesbury Capital PLC	1,170,088	1,779,004
Tritax EuroBox PLC*	971,492	793,780
UNITE Group PLC	222,741	2,633,692
		16,831,987
United States — 59.2%
Agree Realty Corp.	60,549	4,285,658
Alexandria Real Estate Equities, Inc.	23,319	3,492,720
American Homes 4 Rent, Class A	53,526	1,660,376
American Tower Corp.	89,571	17,735,954
Americold Realty Trust, Inc.	79,010	2,322,894
AvalonBay Communities, Inc.	57,733	9,960,097
Brixmor Property Group, Inc.	240,787	5,451,418
Crown Castle, Inc.	52,612	6,879,019
CubeSmart	98,019	4,605,913
Digital Realty Trust, Inc.	64,532	6,726,170
Equinix, Inc.	12,088	8,319,808
Equity LifeStyle Properties, Inc.	56,267	3,854,852
Essential Properties Realty Trust, Inc.	76,521	1,971,181
Gaming & Leisure Properties, Inc.	49,262	2,654,237
Healthcare Realty Trust, Inc.	236,594	4,613,583
Healthpeak Properties, Inc.	328,053	7,892,955
Hilton Worldwide Holdings, Inc.	3,350	484,108
Host Hotels & Resorts, Inc.	380,060	6,385,008
Invitation Homes, Inc.	171,050	5,347,023
Kilroy Realty Corp.	92,241	3,322,521
Kimco Realty Corp.	277,230	5,713,710
Lamar Advertising Co., Class A	16,080	1,681,325
Life Storage, Inc.	45,509	5,484,745
Outfront Media, Inc.	86,675	1,512,479
Prologis, Inc.	142,933	17,637,932
Realty Income Corp.	135,741	8,680,637
Rexford Industrial Realty, Inc.	135,511	8,192,995
SBA Communications Corp.	20,869	5,412,375
Sun Communities, Inc.	64,138	9,180,713
Terreno Realty Corp.	66,125	4,113,636
UDR, Inc.	256,115	10,971,967
Ventas, Inc.	70,946	3,451,523
VICI Properties, Inc.	220,434	7,391,152
Welltower, Inc.	34,827	2,581,377
		199,972,061
Total Common Stocks (cost $375,520,747)		327,307,399

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Hong Kong — 0.0%
Link REIT Expires 03/21/2023† (cost $0)	68,020	$ 64,126
Total Long-Term Investment Securities (cost $375,520,747)		327,371,525
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.18%(1)	4,580,541	4,580,541
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2)	3,992,934	3,992,934
Total Short-Term Investments (cost $8,573,475)		8,573,475
TOTAL INVESTMENTS (cost $384,094,222)	99.5%	335,945,000
Other assets less liabilities	0.5	1,810,305
NET ASSETS	100.0%	$337,755,305
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $4,746,929 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $13,107,758. This was secured by collateral of $3,992,934, which was received in cash and subsequently invested in short-term investments currently valued at $3,992,934 as reported in the Portfolio of Investments. Additional collateral of $9,988,385 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Notes/Bonds	0.13% to 4.50%	05/15/2023 to 02/15/2052	$9,988,385

Industry Allocation*
REITS	81.4%
Real Estate	13.3
Short-Term Investments	2.6
Engineering & Construction	0.7
Healthcare-Services	0.5
Home Builders	0.4
Lodging	0.4
Telecommunications	0.2
99.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$327,307,399	$—	$—	$327,307,399
Rights	—	64,126	—	64,126
Short-Term Investments	8,573,475	—	—	8,573,475
Total Investments at Value	$335,880,874	$64,126	$—	$335,945,000
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.1%
Australia — 1.3%
Aristocrat Leisure, Ltd.	5,684	$ 139,757
BHP Group, Ltd.	29,353	892,774
Brambles, Ltd.	15,150	131,202
Cochlear, Ltd.	865	129,345
Computershare, Ltd.	11,616	193,847
Dexus	23,915	135,659
Lottery Corp., Ltd.	45,635	159,374
Macquarie Group, Ltd.	1,037	132,247
Northern Star Resources, Ltd.#	22,840	159,377
Origin Energy, Ltd.#	39,357	212,131
Pilbara Minerals, Ltd.#	52,801	148,159
Sonic Healthcare, Ltd.	5,922	128,354
Transurban Group	13,559	129,376
		2,691,602
Austria — 0.1%
OMV AG	3,336	162,698
Belgium — 0.1%
KBC Group NV	1,879	140,510
Solvay SA, Class A	1,229	140,716
		281,226
Bermuda — 0.2%
Arch Capital Group, Ltd.†	2,823	197,610
Everest Re Group, Ltd.	373	143,221
Jardine Matheson Holdings, Ltd.	3,100	153,512
		494,343
Brazil — 0.4%
Gerdau SA (Preference Shares)	21,200	115,932
Itau Unibanco Holding SA (Preference Shares)	25,900	125,803
Itausa SA (Preference Shares)	76,789	120,710
Petroleo Brasileiro SA (Preference Shares)	91,500	441,120
		803,565
Canada — 1.5%
ARC Resources, Ltd.	14,400	156,822
Canadian National Railway Co.	3,900	444,191
CCL Industries, Inc.	2,800	134,675
CGI, Inc.†	2,300	206,216
Dollarama, Inc.	5,700	329,259
Fairfax Financial Holdings, Ltd.	200	139,827
George Weston, Ltd.	1,000	125,284
Hydro One, Ltd.*	7,200	186,847
Imperial Oil, Ltd.	2,600	128,600
Loblaw Cos., Ltd.	1,400	119,644
Manulife Financial Corp.#	7,000	138,410
National Bank of Canada	1,800	132,207
Royal Bank of Canada	1,300	131,991
Shaw Communications, Inc.	6,300	182,513
Teck Resources, Ltd., Class B#	3,300	131,734
Thomson Reuters Corp.	1,100	133,225
Toronto-Dominion Bank	1,900	126,504
Tourmaline Oil Corp.	2,700	118,329
		3,066,278
Cayman Islands — 1.1%
Alibaba Group Holding, Ltd.†	9,500	104,689
ANTA Sports Products, Ltd.	12,400	163,345
CK Asset Holdings, Ltd.	20,500	128,494
CK Hutchison Holdings, Ltd.	52,500	313,018
JD.com, Inc., Class A	5,550	122,816
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
KE Holdings, Inc. ADR†	7,000	$ 127,750
Li Ning Co., Ltd.	38,000	323,146
PDD Holdings, Inc. ADR†	8,100	710,613
Sino Biopharmaceutical, Ltd.	199,000	102,677
Vipshop Holdings, Ltd. ADR†	7,824	116,499
Wuxi Biologics Cayman, Inc.*†	16,500	114,983
		2,328,030
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,520	135,881
China — 0.5%
BYD Co., Ltd.#	16,000	430,504
China Shenhua Energy Co., Ltd.	42,000	126,277
Haier Smart Home Co., Ltd.	33,400	118,079
Nongfu Spring Co., Ltd.*	34,600	193,951
Zijin Mining Group Co., Ltd.	118,000	177,991
		1,046,802
Cyprus — 0.0%
TCS Group Holding PLC GDR†(1)(2)	1,847	0
Denmark — 0.5%
AP Moller-Maersk A/S, Series A	67	153,479
Novo Nordisk A/S, Class B	6,912	978,497
		1,131,976
Finland — 0.1%
Sampo Oyj, Class A	2,525	122,959
Stora Enso Oyj, Class R	8,282	117,338
		240,297
France — 2.0%
Air Liquide SA	836	133,131
BNP Paribas SA	1,963	137,345
Carrefour SA	7,289	144,246
Cie Generale des Etablissements Michelin SCA	4,054	127,501
Eiffage SA	1,216	133,761
Engie SA	37,564	549,724
EssilorLuxottica SA	713	123,980
Hermes International	93	168,747
L'Oreal SA	819	324,933
LVMH Moet Hennessy Louis Vuitton SE	158	131,855
Orange SA	12,325	140,686
Sanofi	1,274	119,780
Societe Generale SA	5,087	146,996
Thales SA	1,012	141,506
TotalEnergies SE	24,681	1,528,975
Vinci SA	1,181	134,707
		4,187,873
Germany — 1.6%
Allianz SE	600	140,981
Bayer AG	3,973	236,544
Bayerische Motoren Werke AG	2,039	210,812
Beiersdorf AG	1,419	169,599
Commerzbank AG†	21,726	264,840
Deutsche Boerse AG	2,826	493,195
Deutsche Lufthansa AG†	12,571	130,597
Deutsche Telekom AG	11,250	252,678
Hannover Rueck SE	643	124,934
HeidelbergCement AG	3,052	210,214
Mercedes-Benz Group AG	5,335	409,951

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG	2,958	$ 125,898
Volkswagen AG (Preference Shares)	3,924	536,067
		3,306,310
Hong Kong — 0.5%
AIA Group, Ltd.	10,600	112,423
BOC Hong Kong Holdings, Ltd.	51,500	174,195
CSPC Pharmaceutical Group, Ltd.	180,000	193,314
Link REIT	15,600	102,551
Power Assets Holdings, Ltd.	24,000	128,417
Sun Hung Kai Properties, Ltd.	24,000	327,770
		1,038,670
India — 0.8%
Asian Paints, Ltd.	4,718	161,676
Hindalco Industries, Ltd.	21,667	104,695
Hindustan Unilever, Ltd.	7,074	210,348
Infosys, Ltd.	6,840	123,284
ITC, Ltd.	49,756	226,608
Kotak Mahindra Bank, Ltd.	5,544	116,151
Larsen & Toubro, Ltd.	4,834	123,257
Maruti Suzuki India, Ltd.	1,193	124,889
Sun Pharmaceutical Industries, Ltd.	9,972	115,610
Tata Consultancy Services, Ltd.	9,119	367,176
		1,673,694
Indonesia — 0.1%
Astra International Tbk PT	354,600	141,840
Bank Central Asia Tbk PT	251,800	144,475
		286,315
Ireland — 0.5%
Accenture PLC, Class A	300	79,665
Aon PLC, Class A	500	152,025
Bank of Ireland Group PLC	12,319	135,901
CRH PLC	3,137	147,717
Eaton Corp. PLC	1,300	227,409
Linde PLC	900	313,533
		1,056,250
Israel — 0.2%
Bank Leumi Le-Israel BM	14,219	110,649
Check Point Software Technologies, Ltd.†	2,119	262,163
Israel Discount Bank, Ltd., Class A	23,269	110,441
		483,253
Japan — 3.9%
Advantest Corp.#	1,700	134,971
Ajinomoto Co., Inc.#	4,100	120,993
Asahi Kasei Corp.	17,300	120,683
Astellas Pharma, Inc.	8,500	119,801
Canon, Inc.	7,200	155,496
Daiichi Sankyo Co., Ltd.	4,100	128,973
Disco Corp.	400	125,445
Hankyu Hanshin Holdings, Inc.	4,500	128,071
Hitachi, Ltd.	3,000	151,812
Hoya Corp.	1,300	128,611
Japan Post Holdings Co., Ltd.	39,300	349,256
KDDI Corp.	19,600	573,799
Kirin Holdings Co., Ltd.	8,600	128,790
Komatsu, Ltd.	6,300	150,843
Kyocera Corp.	2,500	123,168
Marubeni Corp.	28,500	364,217
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Corp.	4,000	$ 135,992
Mitsubishi Electric Corp.	13,400	150,874
Mitsubishi Heavy Industries, Ltd.#	7,400	272,564
Mitsubishi UFJ Financial Group, Inc.	21,600	153,106
Mitsui & Co., Ltd.	5,100	143,237
Nintendo Co., Ltd.	12,600	474,183
Nippon Telegraph & Telephone Corp.	21,200	614,567
Nitto Denko Corp.	3,000	180,676
Olympus Corp.	26,000	438,060
Ono Pharmaceutical Co., Ltd.	5,700	116,382
Otsuka Holdings Co., Ltd.	3,900	118,414
Pan Pacific International Holdings Corp.	7,200	131,673
Panasonic Holdings Corp.	14,800	129,027
Renesas Electronics Corp.†	13,700	177,495
Resona Holdings, Inc.	31,400	172,942
Sekisui House, Ltd.	8,900	168,613
Shimadzu Corp.	4,500	130,054
Shimano, Inc.	800	124,652
Shionogi & Co., Ltd.	2,600	115,702
Sompo Holdings, Inc.	2,900	124,366
Sumitomo Corp.	12,900	220,093
Sumitomo Mitsui Financial Group, Inc.#	4,000	175,447
Takeda Pharmaceutical Co., Ltd.	4,500	139,209
TIS, Inc.	4,900	121,641
Tokyo Gas Co., Ltd.	9,000	173,714
Toshiba Corp.#	3,500	108,402
Yakult Honsha Co., Ltd.	2,100	143,285
		8,159,299
Jersey — 0.0%
Glencore PLC	19,562	116,557
Luxembourg — 0.1%
Tenaris SA	8,051	133,524
Malaysia — 0.1%
CIMB Group Holdings Bhd	98,600	123,264
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	15,300	140,904
Grupo Financiero Banorte SAB de CV, Class O	16,000	135,440
Wal-Mart de Mexico SAB de CV	33,200	130,830
		407,174
Netherlands — 1.9%
CNH Industrial NV	18,143	297,922
EXOR NV#†	1,622	133,747
Heineken NV	1,248	127,381
ING Groep NV†	10,417	146,165
Koninklijke KPN NV	38,629	132,420
LyondellBasell Industries NV, Class A	2,427	232,968
NN Group NV	5,827	236,051
Prosus NV	1,614	115,948
QIAGEN NV†	2,843	130,987
Randstad NV	2,032	124,871
Stellantis NV#	46,637	816,575
STMicroelectronics NV	14,646	703,682
Universal Music Group NV#	14,856	351,190
Wolters Kluwer NV	3,703	428,679
		3,978,586
New Zealand — 0.0%
Spark New Zealand, Ltd.	35,894	110,966
Norway — 0.3%
Equinor ASA	18,638	574,586

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines — 0.0%
SM Prime Holdings, Inc.	184,600	$ 113,562
Poland — 0.1%
Polski Koncern Naftowy Orlen SA	9,186	137,649
Portugal — 0.1%
EDP - Energias de Portugal SA	24,132	121,905
Russia — 0.0%
MMC Norilsk Nickel PJSC(2)	563	0
Saudi Arabia — 0.3%
Al Rajhi Bank†	6,056	113,450
Alinma Bank	14,062	110,356
Banque Saudi Fransi	11,375	99,120
Sahara International Petrochemical Co.	14,805	139,660
Saudi British Bank	11,680	103,178
		565,764
Singapore — 0.2%
CapitaLand Ascendas REIT	61,700	126,745
DBS Group Holdings, Ltd.	4,800	121,633
United Overseas Bank, Ltd.	5,700	126,474
		374,852
South Africa — 0.3%
FirstRand, Ltd.	35,427	126,449
Naspers, Ltd., Class N	1,263	223,995
Sasol, Ltd.#	7,832	115,290
Sibanye Stillwater, Ltd.	50,846	102,744
		568,478
South Korea — 0.7%
Hana Financial Group, Inc.	6,535	224,212
Hyundai Mobis Co., Ltd.	1,299	208,606
KB Financial Group, Inc.	8,482	328,832
KT&G Corp.	1,798	120,523
NCSoft Corp.	375	123,134
Samsung C&T Corp.	1,781	148,187
Samsung Electronics Co., Ltd. (Preference Shares)	2,936	118,483
Shinhan Financial Group Co., Ltd.	10,037	294,682
		1,566,659
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	32,988	257,254
Endesa SA#	6,900	135,526
Industria de Diseno Textil SA	10,561	324,946
Red Electrica Corp. SA	8,346	138,681
Repsol SA	8,979	142,504
		998,911
Sweden — 0.5%
Atlas Copco AB, Class B	14,839	156,810
Boliden AB	3,436	141,192
Investor AB, Class A	6,614	135,843
Svenska Handelsbanken AB, Class A	15,689	166,512
Swedbank AB, Class A	6,854	139,987
Telefonaktiebolaget LM Ericsson, Class B	20,950	116,278
Volvo AB, Class B	6,781	135,905
		992,527
Switzerland — 1.3%
ABB, Ltd.	6,620	219,858
Alcon, Inc.	1,726	117,577
Chubb, Ltd.	546	115,217
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Cie Financiere Richemont SA	1,207	$ 181,655
Garmin, Ltd.	1,279	125,508
Julius Baer Group, Ltd.	2,086	138,114
Logitech International SA	1,904	104,070
Nestle SA	1,028	115,783
Roche Holding AG	390	112,547
Roche Holding AG (BR)	574	177,469
SGS SA	51	116,853
Sonova Holding AG	1,129	277,140
Straumann Holding AG#	1,499	198,705
Swiss Life Holding AG	229	137,665
Swisscom AG	217	133,723
UBS Group AG	14,438	313,486
Zurich Insurance Group AG	343	162,569
		2,747,939
Taiwan — 1.0%
ASE Technology Holding Co., Ltd.	70,000	241,672
Delta Electronics, Inc.	13,000	121,629
Fubon Financial Holding Co., Ltd.	64,345	126,170
Hon Hai Precision Industry Co., Ltd.	45,000	149,189
Hua Nan Financial Holdings Co., Ltd.	165,154	123,463
Largan Precision Co., Ltd.	2,000	144,620
MediaTek, Inc.	7,000	164,755
Novatek Microelectronics Corp.	12,000	159,313
Taiwan Cooperative Financial Holding Co., Ltd.	147,620	128,736
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	132,624
Uni-President Enterprises Corp.	56,000	123,839
United Microelectronics Corp.	250,000	410,324
		2,026,334
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	227,800	183,703
Delta Electronics Thailand PCL	4,500	116,125
		299,828
United Arab Emirates — 0.1%
Emaar Properties PJSC	77,436	118,059
First Abu Dhabi Bank PJSC	33,954	130,155
		248,214
United Kingdom — 2.8%
3i Group PLC	20,328	397,826
BAE Systems PLC	15,675	169,315
BP PLC	22,049	146,002
British American Tobacco PLC	4,210	159,187
BT Group PLC	82,061	137,548
Burberry Group PLC	8,335	247,235
Coca-Cola Europacific Partners PLC	2,467	135,685
Compass Group PLC	5,576	128,776
Diageo PLC	3,726	158,163
GSK PLC	48,933	838,977
Haleon PLC†	32,348	125,270
HSBC Holdings PLC	116,535	890,947
Imperial Brands PLC	5,849	141,061
InterContinental Hotels Group PLC	2,034	137,156
Legal & General Group PLC	39,243	120,794
National Grid PLC	9,835	123,979
NatWest Group PLC	108,242	380,571
Pearson PLC	11,270	124,499
RELX PLC	4,411	132,804
Sage Group PLC	13,425	120,886
Smiths Group PLC	6,252	132,619
SSE PLC	19,115	401,334

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	29,844	$ 281,511
Vodafone Group PLC	114,056	136,890
		5,769,035
United States — 33.0%
A.O. Smith Corp.	2,054	134,804
Abbott Laboratories	1,162	118,199
Activision Blizzard, Inc.	1,585	120,856
Agilent Technologies, Inc.	2,810	398,936
Air Products & Chemicals, Inc.	433	123,829
Albemarle Corp.	1,823	463,607
Alphabet, Inc., Class A†	27,459	2,472,958
Alphabet, Inc., Class C†	7,800	704,340
Altria Group, Inc.	2,692	124,990
Amazon.com, Inc.†	1,467	138,235
Ameren Corp.	1,418	117,283
American Electric Power Co., Inc.	2,753	242,181
American Express Co.	833	144,934
American Financial Group, Inc.	1,543	206,932
American Water Works Co., Inc.	789	110,760
Ameriprise Financial, Inc.	1,808	619,909
Amphenol Corp., Class A	1,586	122,947
Apple, Inc.	22,561	3,325,717
Archer-Daniels-Midland Co.	2,838	225,905
Arista Networks, Inc.†	1,114	154,512
Arrow Electronics, Inc.†	1,154	136,160
Arthur J. Gallagher & Co.	654	122,527
Assurant, Inc.	967	123,186
AT&T, Inc.	6,587	124,560
Automatic Data Processing, Inc.	2,002	440,080
AutoZone, Inc.†	147	365,521
AvalonBay Communities, Inc.	772	133,185
Bank of New York Mellon Corp.	2,830	143,990
Berkshire Hathaway, Inc., Class B†	1,877	572,823
Booking Holdings, Inc.†	177	446,748
BorgWarner, Inc.	3,190	160,393
Broadcom, Inc.	219	130,150
Brown-Forman Corp., Class B	1,914	124,161
Cadence Design Systems, Inc.†	5,616	1,083,551
Campbell Soup Co.	2,377	124,840
Carlisle Cos., Inc.	535	138,148
Cboe Global Markets, Inc.	1,016	128,189
Centene Corp.†	4,115	281,466
CF Industries Holdings, Inc.	4,115	353,437
Charter Communications, Inc., Class A†	337	123,885
Cheniere Energy, Inc.	868	136,571
Chevron Corp.	712	114,468
Cigna Group	888	259,385
Cintas Corp.	285	124,964
Cisco Systems, Inc.	3,897	188,693
Coca-Cola Co.	3,828	227,804
Cognizant Technology Solutions Corp., Class A	2,284	143,047
Colgate-Palmolive Co.	16,583	1,215,534
Comcast Corp., Class A	3,697	137,418
Conagra Brands, Inc.	3,216	117,095
ConocoPhillips	1,212	125,260
Consolidated Edison, Inc.	1,325	118,389
Constellation Brands, Inc., Class A	584	130,641
Costco Wholesale Corp.	270	130,729
Coterra Energy, Inc.	5,153	128,670
CVS Health Corp.	2,432	203,169
Dell Technologies, Inc., Class C	5,616	228,234
Security Description	Shares or Principal Amount	Value

United States (continued)
Devon Energy Corp.	2,027	$ 109,296
Discover Financial Services	2,749	307,888
Dow, Inc.	2,305	131,846
Dropbox, Inc., Class A†	6,126	124,970
eBay, Inc.	11,346	520,781
Edwards Lifesciences Corp.†	1,739	139,885
Elevance Health, Inc.	298	139,962
EOG Resources, Inc.	980	110,760
Equitable Holdings, Inc.	7,716	242,437
Erie Indemnity Co., Class A	501	117,930
Exelon Corp.	2,851	115,152
Expeditors International of Washington, Inc.	3,457	361,464
Exxon Mobil Corp.	3,913	430,078
FactSet Research Systems, Inc.	737	305,523
Fair Isaac Corp.†	529	358,339
Fidelity National Financial, Inc.	3,197	127,432
First Citizens BancShares, Inc., Class A	161	118,135
First Horizon Corp.	4,982	123,404
Gartner, Inc.†	1,593	522,201
General Dynamics Corp.	513	116,918
General Mills, Inc.	6,047	480,797
Genuine Parts Co.	827	146,263
Gilead Sciences, Inc.	6,384	514,104
Halliburton Co.	3,231	117,059
Hershey Co.	3,146	749,755
Hewlett Packard Enterprise Co.	27,163	424,014
HF Sinclair Corp.	2,411	119,875
Hologic, Inc.†	5,131	408,633
Home Depot, Inc.	386	114,464
Host Hotels & Resorts, Inc.	7,725	129,780
HP, Inc.	14,695	433,796
Hubbell, Inc.	1,184	297,823
Humana, Inc.	962	476,209
Huntington Ingalls Industries, Inc.	540	116,208
Illinois Tool Works, Inc.	609	141,994
Interpublic Group of Cos., Inc.	3,462	123,039
Jack Henry & Associates, Inc.	1,560	256,214
JB Hunt Transport Services, Inc.	728	131,615
Johnson & Johnson	682	104,523
Kellogg Co.	1,741	114,802
Keurig Dr Pepper, Inc.	3,457	119,439
Keysight Technologies, Inc.†	1,401	224,104
Kimberly-Clark Corp.	966	120,798
KLA Corp.	2,887	1,095,270
Kroger Co.	14,136	609,827
Lennox International, Inc.	523	133,276
Liberty Media Corp.-Liberty Formula One, Series C†	1,811	122,913
Live Nation Entertainment, Inc.†	3,502	252,354
LKQ Corp.	2,261	129,533
Lockheed Martin Corp.	2,171	1,029,618
Lowe's Cos., Inc.	5,169	1,063,522
LPL Financial Holdings, Inc.	1,663	415,018
Lululemon Athletica, Inc.†	1,152	356,198
Marathon Oil Corp.	4,843	121,801
Marathon Petroleum Corp.	9,201	1,137,244
MarketAxess Holdings, Inc.	409	139,653
Marsh & McLennan Cos., Inc.	763	123,713
Masco Corp.	3,090	162,009
Mastercard, Inc., Class A	512	181,908
McDonald's Corp.	2,650	699,362
McKesson Corp.	855	299,088
Medical Properties Trust, Inc.#	11,186	115,216
MercadoLibre, Inc.†	420	512,400

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Merck & Co., Inc.	4,371	$ 464,375
Meta Platforms, Inc., Class A†	8,163	1,428,035
MetLife, Inc.	1,810	129,831
Mettler-Toledo International, Inc.†	459	658,073
Microsoft Corp.	9,943	2,479,983
Mid-America Apartment Communities, Inc.	989	158,339
Molina Healthcare, Inc.†	430	118,392
Molson Coors Beverage Co., Class B	2,461	130,901
Mondelez International, Inc., Class A	1,843	120,127
Monster Beverage Corp.†	1,250	127,200
Moody's Corp.	441	127,956
Motorola Solutions, Inc.	527	138,501
NextEra Energy, Inc.	1,476	104,840
NIKE, Inc., Class B	2,055	244,113
Nordson Corp.	531	116,629
Norfolk Southern Corp.	512	115,108
NRG Energy, Inc.	5,131	168,246
Nucor Corp.	1,605	268,741
Old Dominion Freight Line, Inc.	576	195,414
Omnicom Group, Inc.	1,763	159,675
ON Semiconductor Corp.†	8,351	646,451
Oracle Corp.	6,556	572,994
Otis Worldwide Corp.	1,596	135,054
Ovintiv, Inc.	2,584	110,518
Owens Corning	2,039	199,394
PACCAR, Inc.	8,771	633,266
Packaging Corp. of America	939	128,380
Palo Alto Networks, Inc.†	815	153,522
Paychex, Inc.	6,927	764,741
PayPal Holdings, Inc.†	1,564	115,110
PepsiCo, Inc.	894	155,136
PerkinElmer, Inc.	879	109,497
Pfizer, Inc.	55,359	2,245,915
Pioneer Natural Resources Co.	537	107,620
Principal Financial Group, Inc.	5,226	468,041
Procter & Gamble Co.	881	121,190
Prologis, Inc.	1,081	133,395
Public Storage	3,373	1,008,358
PulteGroup, Inc.	3,207	175,327
QUALCOMM, Inc.	9,838	1,215,288
Quest Diagnostics, Inc.	919	127,153
Raymond James Financial, Inc.	4,060	440,348
Regeneron Pharmaceuticals, Inc.†	1,727	1,313,245
Regions Financial Corp.	6,661	155,335
Republic Services, Inc.	972	125,320
Robert Half International, Inc.	1,617	130,363
Rockwell Automation, Inc.	525	154,838
Rollins, Inc.	4,839	170,333
Ross Stores, Inc.	1,031	113,967
RPM International, Inc.	1,440	127,627
Sealed Air Corp.	2,438	118,536
SEI Investments Co.	2,266	136,527
Sempra Energy	800	119,968
Simon Property Group, Inc.	6,313	770,754
Snap-on, Inc.	1,123	279,268
Steel Dynamics, Inc.	4,155	523,987
Synchrony Financial	5,613	200,440
Synopsys, Inc.†	3,131	1,138,933
Sysco Corp.	1,599	119,237
Teradyne, Inc.	1,400	141,596
Texas Instruments, Inc.	11,144	1,910,639
Texas Pacific Land Corp.	98	174,459
Security Description	Shares or Principal Amount	Value

United States (continued)
Thermo Fisher Scientific, Inc.	219	$ 118,645
UGI Corp.	3,380	125,837
Ulta Beauty, Inc.†	423	219,452
Union Pacific Corp.	616	127,684
United Parcel Service, Inc., Class B	919	167,708
UnitedHealth Group, Inc.	273	129,932
Vail Resorts, Inc.	501	116,979
Valero Energy Corp.	2,195	289,147
Veeva Systems, Inc., Class A†	757	125,405
VeriSign, Inc.†	2,058	405,076
Vertex Pharmaceuticals, Inc.†	2,887	838,067
Visa, Inc., Class A	648	142,521
Vistra Corp.	5,465	120,175
VMware, Inc., Class A†	1,076	118,500
W.R. Berkley Corp.	4,526	299,576
Walgreens Boots Alliance, Inc.	3,466	123,147
Walmart, Inc.	3,051	433,639
Waste Management, Inc.	793	118,760
Waters Corp.†	1,180	366,850
Webster Financial Corp.	2,622	139,281
WP Carey, Inc.	1,562	126,772
WW Grainger, Inc.	227	151,734
Yum China Holdings, Inc.	6,618	388,675
Yum! Brands, Inc.	1,078	137,078
Zimmer Biomet Holdings, Inc.	968	119,906
		68,745,632
Total Common Stocks (cost $124,414,742)		123,296,308
CORPORATE BONDS & NOTES — 24.7%
Bermuda — 0.1%
Geopark, Ltd.
5.50%, 01/17/2027*	$ 348,000	294,029
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao
4.13%, 09/20/2031*#	288,000	238,608
Banco do Brasil SA
3.25%, 09/30/2026*	278,000	252,980
		491,588
Canada — 0.9%
First Quantum Minerals, Ltd.
6.50%, 03/01/2024*#	211,000	208,993
6.88%, 10/15/2027*	720,000	675,504
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	497,002
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	402,370
		1,783,869
Cayman Islands — 1.3%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	480,000	374,312
Tencent Holdings, Ltd.
3.68%, 04/22/2041*	400,000	299,775
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,287,683
XP, Inc.
3.25%, 07/01/2026*	797,000	699,132
		2,660,902

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/2025	$ 245,000	$ 234,371
5.88%, 05/28/2045	130,000	85,727
8.88%, 01/13/2033	200,000	196,002
		516,100
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,148,180
Hong Kong — 0.8%
Xiaomi Best Time International, Ltd.
3.38%, 04/29/2030*	2,085,000	1,701,361
Israel — 0.3%
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	608,000	591,280
Italy — 0.4%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	903,714
Japan — 0.8%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,745,000	1,590,653
Luxembourg — 0.5%
Amaggi Luxembourg International SARL
5.25%, 01/28/2028	435,000	379,103
Kenbourne Invest SA
6.88%, 11/26/2024	498,000	450,067
Rumo Luxembourg Sarl
4.20%, 01/18/2032*	265,000	210,410
		1,039,580
Mexico — 0.7%
Braskem Idesa SAPI
7.45%, 11/15/2029*#	230,000	177,576
Petroleos Mexicanos
5.35%, 02/12/2028#	1,527,000	1,291,203
		1,468,779
Netherlands — 0.4%
Embraer Netherlands Finance BV
6.95%, 01/17/2028*	736,000	737,980
Norway — 0.2%
Var Energi ASA
7.50%, 01/15/2028*#	200,000	206,253
8.00%, 11/15/2032*	205,000	213,682
		419,935
Panama — 0.7%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,574,000	1,375,676
South Korea — 0.2%
SK Hynix, Inc.
2.38%, 01/19/2031	545,000	403,067
SupraNational — 0.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028*	130,000	123,563
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	954,000	825,598
		949,161
Security Description	Shares or Principal Amount	Value

United Kingdom — 0.5%
HSBC Holdings PLC
4.29%, 09/12/2026	$ 1,093,000	$ 1,052,175
United States — 15.5%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	220,000	211,603
Affinity Gaming
6.88%, 12/15/2027*	760,000	677,882
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	422,475
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	405,234
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,279,541
Ares Capital Corp.
2.88%, 06/15/2028#	1,530,000	1,256,726
Ashtead Capital, Inc.
5.50%, 08/11/2032*	200,000	191,777
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	540,345
BAT Capital Corp.
7.75%, 10/19/2032	540,000	580,193
Blackstone Secured Lending Fund
2.85%, 09/30/2028	1,473,000	1,189,482
Block Financial LLC
3.88%, 08/15/2030	947,000	829,711
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	784,912
Boeing Co.
4.88%, 05/01/2025	467,000	460,462
Broadcom, Inc.
1.95%, 02/15/2028*	510,000	432,225
Callon Petroleum Co.
8.00%, 08/01/2028*#	390,000	382,454
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	520,000	411,914
CNX Resources Corp.
7.25%, 03/14/2027*#	38,000	37,688
Consolidated Communications, Inc.
5.00%, 10/01/2028*#	389,000	258,720
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	1,277,000	1,292,720
Diamondback Energy, Inc.
6.25%, 03/15/2033	480,000	489,862
DISH DBS Corp.
5.75%, 12/01/2028*	812,000	648,626
DPL, Inc.
4.13%, 07/01/2025	212,000	199,137
Glencore Funding LLC
4.88%, 03/12/2029*#	390,000	376,787
Golub Capital BDC, Inc.
2.50%, 08/24/2026#	934,000	808,075
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	421,199
HP, Inc.
4.75%, 01/15/2028	320,000	307,959
Intel Corp.
4.15%, 08/05/2032#	325,000	299,393
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	149,600
Jabil, Inc.
3.60%, 01/15/2030	1,119,000	984,564
Level 3 Financing, Inc.
3.75%, 07/15/2029*	411,000	258,359

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Liberty Interactive LLC
8.25%, 02/01/2030	$ 449,000	$ 183,390
Main Street Capital Corp.
3.00%, 07/14/2026#	680,000	595,030
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	428,511
Meta Platforms, Inc.
4.45%, 08/15/2052	460,000	381,451
MicroStrategy, Inc.
6.13%, 06/15/2028*#	437,000	362,710
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	1,017,450	1,017,450
New Fortress Energy, Inc.
6.75%, 09/15/2025*	1,645,000	1,542,451
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	227,310
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	411,679
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	290,000	238,525
Owl Rock Capital Corp.
2.63%, 01/15/2027	1,095,000	931,551
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025*	1,444,000	1,317,111
Philip Morris International, Inc.
5.38%, 02/15/2033#	510,000	501,434
5.63%, 11/17/2029	140,000	141,858
5.75%, 11/17/2032	220,000	222,561
Regal Rexnord Corp.
6.30%, 02/15/2030*	110,000	107,622
6.40%, 04/15/2033*	110,000	108,237
ROBLOX Corp.
3.88%, 05/01/2030*#	223,000	183,331
ROCC Holdings LLC
9.25%, 08/15/2026*	120,000	126,600
Scientific Games International, Inc.
8.63%, 07/01/2025*	648,000	662,441
Select Medical Corp.
6.25%, 08/15/2026*	754,000	720,070
SVB Financial Group
1.80%, 02/02/2031#	330,000	245,068
Synchrony Financial
7.25%, 02/02/2033	270,000	259,906
Syneos Health, Inc.
3.63%, 01/15/2029*#	270,000	222,556
Talos Production, Inc.
12.00%, 01/15/2026	380,000	401,041
TEGNA, Inc.
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.88%, 02/15/2025*	820,000	835,930
Universal Health Services, Inc.
1.65%, 09/01/2026	792,000	687,691
Valero Energy Corp.
3.65%, 12/01/2051	879,000	623,390
Vector Group, Ltd.
5.75%, 02/01/2029*	360,000	309,848
Vontier Corp.
1.80%, 04/01/2026	604,000	525,341
Security Description		Shares or Principal Amount	Value

United States (continued)
World Acceptance Corp.
7.00%, 11/01/2026*		$ 490,000	$ 380,360
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025*		850,000	824,764
			32,316,843
Total Corporate Bonds & Notes (cost $58,145,427)			51,444,872
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Bermuda — 2.5%
Bellemeade Re, Ltd. FRS
Series 2020-2A, Class M2 10.62%, (1 ML+6.00%), 08/26/2030*		2,545,056	2,600,338
Eagle RE, Ltd. FRS
Series 2021-2, Class M1B 6.53%, (SOFR30A+2.05%), 04/25/2034*		2,500,000	2,483,912
			5,084,250
United States — 1.2%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 6.42%, (1 ML+1.80%), 07/25/2030		2,595,000	2,571,087
Total Collateralized Mortgage Obligations (cost $7,807,968)			7,655,337
FOREIGN GOVERNMENT OBLIGATIONS — 5.4%
Brazil — 1.3%
Federative Republic of Brazil
Series F 10.00%, 01/01/2033	BRL	17,450,000	2,794,690
Canada — 1.7%
Government of Canada
4.13%, 05/01/2023	CAD	4,700,000	3,420,615
Colombia — 1.3%
Republic of Colombia
7.00%, 03/26/2031	COP	18,970,000,000	2,760,836
Mexico — 1.1%
United Mexican States
8.00%, 07/31/2053	MXN	48,300,000	2,300,259
Total Foreign Government Obligations (cost $11,863,413)			11,276,400
RIGHTS — 0.0%
Hong Kong — 0.0%
Link REIT Expires 03/21/2023† (cost $0)		3,120	2,942
Total Long-Term Investment Securities (cost $202,231,550)			193,675,859
SHORT-TERM INVESTMENTS — 9.6%
Sovereign — 1.3%
Federal Home Loan Bank 4.40%, 03/01/2023		2,800,000	2,800,000

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(3)	8,434,159	$ 8,434,159
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4)	8,914,361	8,914,361
		17,348,520
Total Short-Term Investments (cost $20,148,520)		20,148,520
TOTAL INVESTMENTS (cost $222,380,070)	102.5%	213,824,379
Other assets less liabilities	(2.5)	(5,293,035)
NET ASSETS	100.0%	$208,531,344
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $32,893,231 representing 15.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	02/03/2020	28	$9,349
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Series E	04/28/2020	457	$123,804
Series E	12/15/2020	78	25,736
		563	158,889	$0	$0.00	0.0%
TCS Group Holding PLC GDR	12/10/2021	1,847	160,236	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $10,628,495. This was secured by collateral of $8,914,361, which was received in cash and subsequently invested in short-term investments currently valued at $8,914,361 as reported in the Portfolio of Investments. Additional collateral of $2,077,995 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$32
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	75,554
United States Treasury Notes/Bonds	0.00% to 6.13%	03/15/2023 to 05/15/2052	2,002,409
1 ML—1 Month USD LIBOR
ADR—American Depositary Receipt
BR—Bearer Shares
FRS—Floating Rate Security
GDR—Global Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Short	S&P 500 E-Mini Index	March 2023	$4,647,269	$4,571,825	$75,444
						Unrealized (Depreciation)
11	Long	Euro Buxl 30 Year Bonds	March 2023	$ 1,880,237	$ 1,562,307	$(317,930)
47	Long	U.S. Treasury 10 Year Notes	June 2023	5,261,875	5,247,843	(14,032)
148	Long	U.S. Treasury Ultra Bonds	June 2023	20,064,765	19,989,250	(75,515)
						$(407,477)
Net Unrealized Appreciation (Depreciation)						$(332,033)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	10,010,000	USD	7,434,861	04/25/2023	$ 94,722	$ —
HSBC Bank PLC	AUD	3,600,000	USD	2,474,986	03/07/2023	52,101	—
	BRL	3,570,000	USD	688,990	04/19/2023	12,979	—
	EUR	2,410,000	USD	2,616,264	05/05/2023	57,671	—
	JPY	302,000,000	USD	2,288,156	03/14/2023	66,448	—
	USD	703,379	BRL	3,570,000	04/19/2023	—	(27,368)
	USD	2,086,170	CAD	2,780,000	04/25/2023	—	(47,650)
	USD	2,371,436	JPY	302,000,000	03/14/2023	—	(149,727)
						189,199	(224,745)
JPMorgan Chase Bank, N.A.	JPY	317,000,000	USD	2,426,076	03/14/2023	94,017	—
	USD	2,449,127	AUD	3,600,000	03/07/2023	—	(26,242)
	USD	1,965,896	CAD	2,680,000	04/25/2023	—	(704)
	USD	2,634,250	EUR	2,410,000	05/05/2023	—	(75,658)
	USD	2,419,797	JPY	317,000,000	03/14/2023	—	(87,739)
						94,017	(190,343)
Unrealized Appreciation (Depreciation)						$377,938	$(415,088)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
JPY—Japanese Yen
USD—United States Dollar
Industry Allocation*
Short-Term Investments	9.6%
Oil & Gas	5.7
Foreign Government Obligations	5.4
Internet	5.1
Banks	4.6
Semiconductors	4.5
Software	3.8
Diversified Financial Services	3.7
Telecommunications	3.7
Collateralized Mortgage Obligations	3.7
Computers	3.5
Investment Companies	3.4
Pharmaceuticals	2.9
Retail	2.8
Auto Manufacturers	2.6
Insurance	2.5
Electric	2.2
Electronics	2.1
REITS	2.0
Chemicals	1.9
Mining	1.8
Commercial Services	1.7
Agriculture	1.7
Healthcare-Services	1.5
Food	1.4
Aerospace/Defense	1.3
Media	1.3
Biotechnology	1.2
Beverages	1.2
Healthcare-Products	1.1
Entertainment	1.1
Transportation	1.1
Pipelines	1.0
Cosmetics/Personal Care	0.9
Airlines	0.8

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Distribution/Wholesale	0.7%
Miscellaneous Manufacturing	0.6
Lodging	0.5
Building Materials	0.5
Machinery-Diversified	0.4
Private Equity	0.4
Real Estate	0.4
Machinery-Construction & Mining	0.4
Gas	0.4
Engineering & Construction	0.4
Iron/Steel	0.3
Apparel	0.3
Hand/Machine Tools	0.3
Advertising	0.3
Auto Parts & Equipment	0.2
Toys/Games/Hobbies	0.2
Packaging & Containers	0.2
Home Builders	0.2
Household Products/Wares	0.2
Electrical Components & Equipment	0.1
Home Furnishings	0.1
Environmental Control	0.1
Office/Business Equipment	0.1
Holding Companies-Diversified	0.1
Metal Fabricate/Hardware	0.1
Food Service	0.1
Coal	0.1
102.5%
*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cyprus	$—	$—	$0	$0
Russia	—	—	0	0
Taiwan	—	2,026,334	—	2,026,334
Other Countries	121,269,974	—	—	121,269,974
Corporate Bonds & Notes	—	51,444,872	—	51,444,872
Collateralized Mortgage Obligations	—	7,655,337	—	7,655,337
Foreign Government Obligations	—	11,276,400	—	11,276,400
Rights	—	2,942	—	2,942
Short-Term Investments:
Sovereign	—	2,800,000	—	2,800,000
Other Short-Term Investments	17,348,520	—	—	17,348,520
Total Investments at Value	$138,618,494	$75,205,885	$0	$213,824,379
Other Financial Instruments:†
Futures Contracts	$75,444	$—	$—	$75,444
Forward Foreign Currency Contracts	—	377,938	—	377,938
Total Other Financial Instruments	$75,444	$377,938	$—	$453,382
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$407,477	$—	$—	$407,477
Forward Foreign Currency Contracts	—	415,088	—	415,088
Total Other Financial Instruments	$407,477	$415,088	$—	$822,565
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.6%
Airlines — 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 540,170	$ 478,388
3.35%, 04/15/2031	247,359	220,591
		698,979
Banks — 2.0%
BPCE SA
5.13%, 01/18/2028*	1,000,000	979,583
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	198,673
Morgan Stanley
3.77%, 01/24/2029	1,000,000	923,204
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	943,877
		3,045,337
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.50%, 02/01/2025	144,000	139,484
Diversified Financial Services — 0.1%
American Express Co.
3.63%, 12/05/2024	104,000	100,911
Electric — 1.8%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	913,461
Fells Point Funding Trust
3.05%, 01/31/2027*	992,145	904,025
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	988,081
		2,805,567
Oil & Gas — 0.1%
Chevron USA, Inc.
3.90%, 11/15/2024	116,000	113,780
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	163,476
REITS — 0.1%
Boston Properties LP
2.75%, 10/01/2026	240,000	216,607
Telecommunications — 0.9%
AT&T, Inc.
1.65%, 02/01/2028	580,000	492,743
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	981,640
		1,474,383
Transportation — 0.0%
Norfolk Southern Corp.
5.59%, 05/17/2025	19,000	18,887
Total Corporate Bonds & Notes (cost $9,326,211)		8,777,411
ASSET BACKED SECURITIES — 3.3%
Auto Loan Receivables — 0.1%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	54,780	54,275
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2021-3A, Class A 0.33%, 04/15/2025*	$ 65,664	$ 65,317
		119,592
Other Asset Backed Securities — 3.2%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	511,627
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	872,591
AMSR Trust VRS
Series 2021-SFR1, Class A 1.95%, 06/17/2038*(1)	300,000	254,953
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,314,898	1,148,628
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	589,494	565,165
Progress Residential Trust
Series 2021-SFR6, Class A 1.52%, 07/17/2038*	998,857	878,088
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	700,000	619,326
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	230,418	222,606
		5,072,984
Total Asset Backed Securities (cost $5,819,163)		5,192,576
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8%
Commercial and Residential — 3.1%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	418,566
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	500,000	455,376
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	162,981	151,299
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,067,896
COMM Mtg. Trust VRS
Series 2020-CBM, Class A1 2.24%, 02/10/2037*(1)	600,000	553,947
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	369,431
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,019,956
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	808,223
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,808
		4,851,502

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 19.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	$ 670,000	$ 542,417
Series K145, Class A2 2.58%, 05/25/2032	430,000	368,748
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,781,420
Series KJ14, Class A2 2.81%, 09/25/2024	330,625	321,891
Series K146, Class A2 2.92%, 06/25/2032	705,000	622,179
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K149, Class A2 3.53%, 08/25/2032(1)	2,000,000	1,854,114
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,006,479
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,542,009
Series 4594, Class GN 2.50%, 02/15/2045	375,835	341,213
Series 3981, Class PA 3.00%, 04/15/2031	42,558	41,420
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,594,194
Series 4150, Class IG 3.00%, 01/15/2033(2)	1,225,841	84,728
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	901,180
Series 4365, Class HZ 3.00%, 01/15/2040	460,240	423,716
Series 4599, Class PA 3.00%, 09/15/2045	598,483	552,002
Series 4057, Class WY 3.50%, 06/15/2027	1,000,000	963,774
Series 3813, Class D 4.00%, 02/15/2026	294,745	290,776
Series 3917, Class B 4.50%, 08/15/2026	465,000	459,270
Series 3927, Class AY 4.50%, 09/15/2026	1,494,968	1,466,762
Series 3786, Class PB 4.50%, 07/15/2040	222,536	218,474
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.91%, (6.50%-1 ML), 05/15/2042(2)(3)	154,263	14,191
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	271,746	245,312
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	72,649	66,659
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	163,400
Series 2020-12, Class JC 2.00%, 03/25/2050	801,970	666,513
Series 2013-23, Class KJ 2.25%, 05/25/2042	713,262	644,488
Series 2012-93, Class ME 2.50%, 01/25/2042	575,162	528,198
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2013-73, Class TD 2.50%, 09/25/2042	$ 252,863	$ 232,554
Series 2019-M22, Class A2 2.52%, 08/25/2029	313,646	277,534
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	852,152
Series 2013-106, Class PY 3.00%, 10/25/2033	2,416,885	2,265,165
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,323,504	2,097,791
Series 2016-30, Class PA 3.00%, 04/25/2045	361,004	334,324
Series 2016-25, Class LA 3.00%, 07/25/2045	269,824	248,089
Series 2016-33, Class JA 3.00%, 07/25/2045	268,254	247,845
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,693,130
Series 2016-38, Class NA 3.00%, 01/25/2046	496,331	455,071
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	747,628
Series 2019-34, Class WA 3.50%, 08/25/2048	985,069	928,149
Series 2010-117, Class DY 4.50%, 10/25/2025	429,844	424,861
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	237,786
Series 2007-116, Class PB 5.50%, 08/25/2035	26,813	27,370
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	798,360
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	75,791	14,598
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	389,124
Series 2004-18, Class Z 4.50%, 03/16/2034	111,764	109,687
Series 2008-6, Class GL 4.50%, 02/20/2038	418,601	415,691
Series 2005-21, Class Z 5.00%, 03/20/2035	203,963	204,076
		30,706,512
Total Collateralized Mortgage Obligations (cost $39,622,559)		35,558,014
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.9%
U.S. Government — 35.9%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,286,508
2.00%, 11/15/2041 to 02/15/2050	5,500,000	3,836,153
2.88%, 08/15/2045	1,000,000	815,547
3.00%, 02/15/2048	750,000	625,137
3.13%, 02/15/2043	2,000,000	1,723,359
3.25%, 05/15/2042	500,000	441,934
3.75%, 08/15/2041 to 11/15/2043	9,500,000	9,051,015
3.88%, 08/15/2040	1,500,000	1,471,582
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2024	2,040,000	1,899,657

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Notes
0.63%, 08/15/2030	$ 1,000,000	$ 786,484
0.75%, 04/30/2026	4,000,000	3,565,781
1.25%, 06/30/2028	3,500,000	3,016,836
1.88%, 02/15/2032	3,000,000	2,541,445
2.00%, 06/30/2024	3,000,000	2,879,648
2.75%, 02/15/2024 to 05/15/2025	12,500,000	12,029,492
3.13%, 08/15/2025	1,500,000	1,448,086
4.13%, 10/31/2027	7,000,000	6,965,000
4.38%, 10/31/2024	1,500,000	1,485,938
		55,869,602
U.S. Government Agency — 27.0%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	441,527
3.35%, 10/21/2025	1,000,000	968,289
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,576,838	1,287,406
3.50%, 06/01/2033	476,370	451,071
3.70%, 05/01/2037	3,000,000	2,715,619
4.00%, 05/01/2052 to 08/01/2052	4,671,259	4,403,588
4.50%, 09/01/2039 to 06/01/2041	1,047,936	1,038,582
5.00%, 10/01/2034 to 10/01/2052	801,951	810,271
5.50%, 12/01/2036	2,933	2,934
6.00%, 11/01/2033	32,766	33,845
6.50%, 02/01/2032	10,074	10,415
8.00%, 08/01/2030 to 06/01/2031	595	597
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	525,193
2.04%, 06/01/2037	246,924	185,002
2.14%, 10/01/2029	1,000,000	866,145
2.31%, 05/01/2037	977,535	766,942
2.50%, 01/01/2052 to 03/01/2062	3,113,743	2,646,332
2.53%, 04/01/2034	2,500,000	2,078,379
2.55%, 09/01/2034	700,000	583,631
3.00%, 03/01/2043 to 03/01/2052	4,660,152	4,160,560
3.30%, 02/01/2030	2,804,074	2,562,806
3.43%, 05/01/2032	2,000,000	1,854,148
3.54%, 06/01/2032	1,000,000	935,053
3.69%, 05/01/2030	1,417,200	1,348,227
4.00%, 09/01/2040 to 07/01/2048	3,659,705	3,513,038
4.33%, 10/01/2037	1,000,000	967,377
5.00%, 12/01/2036	3,666	3,636
5.50%, 12/01/2033 to 10/01/2034	13,310	13,313
6.50%, 07/01/2032	2,209	2,311
7.00%, 09/01/2031	3,770	3,760
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,121,169	1,039,328
Government National Mtg. Assoc.
2.50%, 03/20/2051	1,459,223	1,235,660
3.50%, 09/15/2048 to 09/20/2051	4,611,771	4,218,846
4.50%, 03/15/2038 to 08/15/2040	381,729	377,326
5.00%, 09/15/2035 to 05/15/2036	28,260	28,505
6.00%, 01/15/2032	3,472	3,517
7.50%, 01/15/2031	2,994	3,044
		42,086,223
Total U.S. Government & Agency Obligations (cost $106,966,073)		97,955,825
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Sovereign — 1.6%
Israel Government AID
Zero Coupon, 02/15/2024 (cost $2,588,034)	$ 2,641,000	$ 2,518,959
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	257,045
Total Long-Term Investment Securities (cost $164,597,040)		150,259,830
REPURCHASE AGREEMENTS — 3.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $5,574,007 and collateralized by $4,653,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $5,685,334 (cost $5,573,796)	5,573,796	5,573,796
TOTAL INVESTMENTS (cost $170,170,836)	100.0%	155,833,626
Other assets less liabilities	(0.0)	(12,579)
NET ASSETS	100.0%	$155,821,047
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $8,965,892 representing 5.8% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2023.
(4)	Principal Only
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$8,777,411	$—	$8,777,411
Asset Backed Securities	—	5,192,576	—	5,192,576
Collateralized Mortgage Obligations	—	35,558,014	—	35,558,014
U.S. Government & Agency Obligations	—	97,955,825	—	97,955,825
Foreign Government Obligations	—	2,518,959	—	2,518,959
Municipal Securities	—	257,045	—	257,045
Repurchase Agreements	—	5,573,796	—	5,573,796
Total Investments at Value	$—	$155,833,626	$—	$155,833,626
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 2.6%
General Dynamics Corp.	1,497	$ 341,181
L3Harris Technologies, Inc.	1,194	252,161
Lockheed Martin Corp.	2,077	985,038
Northrop Grumman Corp.	1,307	606,592
TransDigm Group, Inc.	26,959	20,053,991
		22,238,963
Agriculture — 0.2%
Altria Group, Inc.	11,690	542,767
Archer-Daniels-Midland Co.	3,376	268,729
Philip Morris International, Inc.	10,500	1,021,650
		1,833,146
Apparel — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	13,779	11,498,920
NIKE, Inc., Class B	59,355	7,050,781
		18,549,701
Auto Manufacturers — 3.3%
Cummins, Inc.	902	219,258
Tesla, Inc.†	135,041	27,779,284
		27,998,542
Beverages — 0.7%
Brown-Forman Corp., Class B	1,262	81,866
Coca-Cola Co.	31,733	1,888,431
Constellation Brands, Inc., Class A	1,140	255,018
Keurig Dr Pepper, Inc.	5,329	184,117
Monster Beverage Corp.†	4,777	486,107
PepsiCo, Inc.	17,281	2,998,772
		5,894,311
Biotechnology — 0.7%
Amgen, Inc.	6,693	1,550,500
Biogen, Inc.†	849	229,111
Corteva, Inc.	6,184	385,201
Gilead Sciences, Inc.	15,733	1,266,979
Incyte Corp.†	2,316	178,286
Moderna, Inc.†	4,144	575,229
Regeneron Pharmaceuticals, Inc.†	1,343	1,021,244
Vertex Pharmaceuticals, Inc.†	3,220	934,734
		6,141,284
Building Materials — 0.0%
Masco Corp.	2,009	105,332
Vulcan Materials Co.	984	178,015
		283,347
Chemicals — 0.4%
Air Products & Chemicals, Inc.	2,782	795,596
Albemarle Corp.	1,470	373,836
CF Industries Holdings, Inc.	2,461	211,375
FMC Corp.	1,580	204,057
Linde PLC	3,783	1,317,884
Mosaic Co.	4,271	227,175
		3,129,923
Commercial Services — 2.9%
Automatic Data Processing, Inc.	5,203	1,143,723
Cintas Corp.	639	280,182
CoStar Group, Inc.†	5,101	360,437
Equifax, Inc.	753	152,505
FleetCor Technologies, Inc.†	490	105,247
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Gartner, Inc.†	991	$ 324,860
MarketAxess Holdings, Inc.	231	78,875
Moody's Corp.	929	269,549
Quanta Services, Inc.	1,792	289,229
Rollins, Inc.	2,903	102,186
S&P Global, Inc.	64,550	22,024,460
Verisk Analytics, Inc.	902	154,341
		25,285,594
Computers — 10.2%
Accenture PLC, Class A	3,873	1,028,475
Apple, Inc.	585,339	86,284,822
EPAM Systems, Inc.†	491	151,056
Fortinet, Inc.†	8,134	483,485
Leidos Holdings, Inc.	1,114	108,136
		88,055,974
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	5,762	422,354
Procter & Gamble Co.	16,348	2,248,831
		2,671,185
Distribution/Wholesale — 2.5%
Copart, Inc.†	291,948	20,570,656
Fastenal Co.	3,520	181,491
Pool Corp.	309	110,270
WW Grainger, Inc.	564	376,995
		21,239,412
Diversified Financial Services — 6.1%
American Express Co.	3,674	639,239
Ameriprise Financial, Inc.	1,335	457,731
Cboe Global Markets, Inc.	892	112,544
Charles Schwab Corp.	11,288	879,561
Discover Financial Services	1,988	222,656
Mastercard, Inc., Class A	30,876	10,969,934
Nasdaq, Inc.	2,721	152,539
Raymond James Financial, Inc.	2,428	263,341
Visa, Inc., Class A	177,200	38,973,368
		52,670,913
Electric — 0.1%
AES Corp.	4,943	121,993
NRG Energy, Inc.	1,358	44,529
PG&E Corp.†	20,195	315,446
Sempra Energy	2,366	354,805
WEC Energy Group, Inc.	2,057	182,374
		1,019,147
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	1,440	203,846
Electronics — 0.2%
Agilent Technologies, Inc.	2,228	316,309
Amphenol Corp., Class A	7,465	578,687
Keysight Technologies, Inc.†	1,211	193,712
Mettler-Toledo International, Inc.†	182	260,935
		1,349,643
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,705	358,954
First Solar, Inc.†	1,244	210,410
SolarEdge Technologies, Inc.†	701	222,862
		792,226

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 1.5%
Evolution AB*	109,584	$ 13,259,371
Environmental Control — 0.1%
Republic Services, Inc.	1,417	182,694
Waste Management, Inc.	2,764	413,936
		596,630
Food — 0.2%
Campbell Soup Co.	1,486	78,045
General Mills, Inc.	5,063	402,559
Hershey Co.	1,844	439,462
Hormel Foods Corp.	2,614	116,009
Kellogg Co.	1,766	116,450
Lamb Weston Holdings, Inc.	1,804	181,555
McCormick & Co., Inc.	1,603	119,135
Mondelez International, Inc., Class A	9,250	602,915
		2,056,130
Gas — 0.0%
Atmos Energy Corp.	1,070	120,707
Hand/Machine Tools — 0.0%
Snap-on, Inc.	380	94,498
Healthcare-Products — 6.3%
Abbott Laboratories	11,373	1,156,862
Bio-Techne Corp.	945	68,645
Boston Scientific Corp.†	226,180	10,567,130
Danaher Corp.	86,006	21,289,065
Hologic, Inc.†	3,132	249,432
IDEXX Laboratories, Inc.†	509	240,879
Intuitive Surgical, Inc.†	76,944	17,650,184
ResMed, Inc.	992	211,296
Thermo Fisher Scientific, Inc.	4,920	2,665,459
Waters Corp.†	745	231,613
		54,330,565
Healthcare-Services — 4.7%
Elevance Health, Inc.	2,996	1,407,131
HCA Healthcare, Inc.	1,436	349,594
Humana, Inc.	1,016	502,940
IQVIA Holdings, Inc.†	1,118	233,070
Lonza Group AG	18,314	10,904,593
Molina Healthcare, Inc.†	733	201,817
Quest Diagnostics, Inc.	943	130,474
UnitedHealth Group, Inc.	56,281	26,786,379
		40,515,998
Home Builders — 0.0%
D.R. Horton, Inc.	1,963	181,538
Household Products/Wares — 0.0%
Clorox Co.	696	108,186
Kimberly-Clark Corp.	2,032	254,102
		362,288
Insurance — 0.5%
Aon PLC, Class A	1,712	520,534
Arch Capital Group, Ltd.†	4,639	324,730
Arthur J. Gallagher & Co.	1,693	317,184
Brown & Brown, Inc.	1,740	97,562
Chubb, Ltd.	2,968	626,307
Everest Re Group, Ltd.	285	109,431
Globe Life, Inc.	794	96,622
Marsh & McLennan Cos., Inc.	3,982	645,642
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Principal Financial Group, Inc.	1,741	$ 155,924
Progressive Corp.	7,339	1,053,293
Travelers Cos., Inc.	1,587	293,785
W.R. Berkley Corp.	2,564	169,711
		4,410,725
Internet — 12.3%
Alphabet, Inc., Class A†	413,425	37,233,055
Alphabet, Inc., Class C†	66,415	5,997,274
Amazon.com, Inc.†	539,498	50,836,897
CDW Corp.	1,070	216,589
Etsy, Inc.†	914	110,969
Gen Digital, Inc.	3,854	75,192
Match Group, Inc.†	258,786	10,718,916
VeriSign, Inc.†	567	111,603
		105,300,495
Iron/Steel — 0.1%
Nucor Corp.	3,218	538,822
Steel Dynamics, Inc.	2,092	263,822
		802,644
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,628	235,262
Marriott International, Inc., Class A	1,721	291,262
		526,524
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,917	938,317
Machinery-Diversified — 1.1%
Chart Industries, Inc.†	60,523	8,079,821
Deere & Co.	3,445	1,444,282
IDEX Corp.	539	121,264
		9,645,367
Media — 0.0%
FactSet Research Systems, Inc.	287	118,976
Mining — 0.1%
Freeport-McMoRan, Inc.	17,929	734,551
Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.	1,788	416,890
Oil & Gas — 1.8%
APA Corp.	4,033	154,786
Chevron Corp.	22,314	3,587,422
ConocoPhillips	15,630	1,615,360
Coterra Energy, Inc.	9,890	246,953
Devon Energy Corp.	8,200	442,144
Diamondback Energy, Inc.	2,208	310,401
EOG Resources, Inc.	7,368	832,731
EQT Corp.	4,604	152,761
Exxon Mobil Corp.	51,658	5,677,731
Hess Corp.	3,481	468,891
Marathon Oil Corp.	7,966	200,345
Marathon Petroleum Corp.	2,822	348,799
Occidental Petroleum Corp.	9,121	534,126
Pioneer Natural Resources Co.	2,980	597,222
		15,169,672
Oil & Gas Services — 0.1%
Schlumberger NV	9,427	501,611
Pharmaceuticals — 4.6%
AbbVie, Inc.	22,183	3,413,964

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC ADR	91,082	$ 5,936,725
Bristol-Myers Squibb Co.	26,669	1,839,094
Cigna Group	1,879	548,856
DexCom, Inc.†	4,845	537,843
Eli Lilly & Co.	9,892	3,078,588
Johnson & Johnson	20,333	3,116,235
McKesson Corp.	818	286,145
Merck & Co., Inc.	31,803	3,378,751
Pfizer, Inc.	70,411	2,856,574
Zoetis, Inc.	87,037	14,535,179
		39,527,954
Pipelines — 1.2%
Cheniere Energy, Inc.	57,242	9,006,456
ONEOK, Inc.	5,606	366,913
Targa Resources Corp.	2,840	210,444
Williams Cos., Inc.	15,278	459,868
		10,043,681
Private Equity — 0.5%
Blackstone, Inc.	43,366	3,937,633
REITS — 0.2%
American Tower Corp.	3,095	612,841
Extra Space Storage, Inc.	840	138,306
Iron Mountain, Inc.	2,297	121,167
Public Storage	1,229	367,410
SBA Communications Corp.	758	196,587
VICI Properties, Inc.	6,886	230,888
Weyerhaeuser Co.	5,262	164,437
		1,831,636
Retail — 2.6%
AutoZone, Inc.†	238	591,797
Chipotle Mexican Grill, Inc.†	7,282	10,858,045
Costco Wholesale Corp.	3,664	1,774,035
Dollar General Corp.	2,829	611,913
Dollar Tree, Inc.†	2,640	383,539
Domino's Pizza, Inc.	204	59,978
Genuine Parts Co.	1,273	225,143
Home Depot, Inc.	6,806	2,018,251
Lowe's Cos., Inc.	5,372	1,105,289
McDonald's Corp.	5,696	1,503,231
O'Reilly Automotive, Inc.†	785	651,628
Starbucks Corp.	7,343	749,647
TJX Cos., Inc.	9,321	713,989
Tractor Supply Co.	1,386	323,298
Ulta Beauty, Inc.†	642	333,070
Yum! Brands, Inc.	2,261	287,509
		22,190,362
Semiconductors — 10.4%
Advanced Micro Devices, Inc.†	218,157	17,142,777
Analog Devices, Inc.	3,032	556,281
Applied Materials, Inc.	10,791	1,253,375
ASML Holding NV	43,294	26,744,003
Broadcom, Inc.	3,048	1,811,396
KLA Corp.	1,778	674,538
Lam Research Corp.	1,711	831,563
Marvell Technology, Inc.	103,157	4,657,539
Microchip Technology, Inc.	3,381	273,962
Monolithic Power Systems, Inc.	559	270,718
NVIDIA Corp.	133,164	30,915,354
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NXP Semiconductors NV	1,918	$ 342,325
ON Semiconductor Corp.†	5,424	419,872
QUALCOMM, Inc.	14,061	1,736,955
Teradyne, Inc.	957	96,791
Texas Instruments, Inc.	7,172	1,229,639
		88,957,088
Software — 17.3%
Activision Blizzard, Inc.	5,271	401,914
Adobe, Inc.†	2,741	887,947
Autodesk, Inc.†	1,489	295,849
Broadridge Financial Solutions, Inc.	708	99,672
Cadence Design Systems, Inc.†	116,072	22,394,932
Electronic Arts, Inc.	2,237	248,173
Fiserv, Inc.†	5,496	632,535
Intuit, Inc.	78,501	31,964,037
Jack Henry & Associates, Inc.	915	150,280
Microsoft Corp.	283,130	70,618,284
MSCI, Inc.	572	298,670
Oracle Corp.	11,373	994,000
Paychex, Inc.	2,293	253,147
Paycom Software, Inc.†	610	176,327
PTC, Inc.†	1,326	166,187
ServiceNow, Inc.†	41,416	17,898,753
Synopsys, Inc.†	1,918	697,692
Tyler Technologies, Inc.†	245	78,706
		148,257,105
Telecommunications — 0.2%
Arista Networks, Inc.†	3,105	430,663
Motorola Solutions, Inc.	1,154	303,283
T-Mobile US, Inc.†	5,094	724,265
		1,458,211
Transportation — 0.2%
C.H. Robinson Worldwide, Inc.	797	79,668
CSX Corp.	12,658	385,942
Expeditors International of Washington, Inc.	1,996	208,702
JB Hunt Transport Services, Inc.	1,039	187,841
Old Dominion Freight Line, Inc.	1,136	385,399
Union Pacific Corp.	3,856	799,272
		2,046,824
Total Common Stocks (cost $814,411,382)		847,691,148
CONVERTIBLE PREFERRED STOCKS — 0.9%
Internet — 0.9%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,960)	47,885	7,550,884
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
SPDR Portfolio S&P 500 Growth ETF # (cost $3,402,234)	64,600	3,389,562
Total Long-Term Investment Securities (cost $823,060,576)		858,631,594

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 4.42%(3)	86,601	$ 86,601
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4)	1,466,640	1,466,640
		1,553,241
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(5)	$ 70,000	68,024
Total Short-Term Investments (cost $1,621,557)		1,621,265
TOTAL INVESTMENTS (cost $824,682,133)	100.2%	860,252,859
Other assets less liabilities	(0.2)	(1,416,774)
NET ASSETS	100.0%	$858,836,085
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $13,259,371 representing 1.5% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$7,550,884	$157.69	0.9%
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $1,425,085. This was secured by collateral of $1,466,640, which was received in cash and subsequently invested in short-term investments currently valued at $1,466,640 as reported in the Portfolio of Investments.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	March 2023	$404,186	$397,550	$(6,636)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$847,691,148	$—	$—	$847,691,148
Convertible Preferred Stocks	—	—	7,550,884	7,550,884
Unaffiliated Investment Companies	3,389,562	—	—	3,389,562
Short-Term Investments:
U.S. Government	—	68,024	—	68,024
Other Short-Term Investments	1,553,241	—	—	1,553,241
Total Investments at Value	$852,633,951	$68,024	$7,550,884	$860,252,859
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,636	$—	$—	$6,636
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.9%
Advertising — 0.5%
Lamar Media Corp.
3.75%, 02/15/2028		$ 2,500,000	$ 2,213,029
Aerospace/Defense — 2.3%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*		1,775,000	1,874,844
TransDigm, Inc.
5.50%, 11/15/2027		1,355,000	1,247,670
6.25%, 03/15/2026*		4,210,000	4,154,200
6.75%, 08/15/2028*		1,290,000	1,283,550
8.00%, 12/15/2025*		845,000	863,590
			9,423,854
Agriculture — 0.7%
Darling Ingredients, Inc.
6.00%, 06/15/2030*		3,070,000	2,966,372
Apparel — 0.4%
Crocs, Inc.
4.13%, 08/15/2031*		1,058,000	867,560
4.25%, 03/15/2029*		1,138,000	975,835
			1,843,395
Auto Manufacturers — 1.1%
Ford Motor Co.
3.25%, 02/12/2032		540,000	409,378
Ford Motor Credit Co. LLC
4.54%, 08/01/2026		2,665,000	2,469,779
4.95%, 05/28/2027		720,000	670,817
5.13%, 06/16/2025		865,000	835,053
			4,385,027
Auto Parts & Equipment — 0.8%
Adient Global Holdings, Ltd.
3.50%, 08/15/2024	EUR	1,085,000	1,138,653
4.88%, 08/15/2026*		2,580,000	2,387,687
			3,526,340
Banks — 2.5%
Barclays PLC
8.00%, 03/15/2029(1)		3,400,000	3,332,680
Credit Suisse Group AG
6.25%, 12/18/2024(1)		3,610,000	2,960,200
Societe Generale SA
4.75%, 05/26/2026*(1)		2,170,000	1,877,212
UBS Group AG
4.88%, 02/12/2027(1)		2,700,000	2,365,200
			10,535,292
Biotechnology — 0.2%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*		935,000	799,425
Building Materials — 1.3%
Builders FirstSource, Inc.
4.25%, 02/01/2032*		1,085,000	910,884
5.00%, 03/01/2030*		3,585,000	3,228,835
Standard Industries, Inc.
4.38%, 07/15/2030*		1,350,000	1,123,875
			5,263,594
Chemicals — 0.2%
Avient Corp.
7.13%, 08/01/2030*		940,000	942,350
Security Description	Shares or Principal Amount	Value

Commercial Services — 3.8%
Block, Inc.
2.75%, 06/01/2026	$ 1,300,000	$ 1,159,972
3.50%, 06/01/2031#	1,135,000	916,966
Herc Holdings, Inc.
5.50%, 07/15/2027*	2,755,000	2,595,210
Service Corp. International
3.38%, 08/15/2030	3,150,000	2,559,375
Signal Parent, Inc.
6.13%, 04/01/2029*	1,332,000	579,420
United Rentals North America, Inc.
3.75%, 01/15/2032	305,000	255,982
3.88%, 02/15/2031	1,010,000	864,453
4.88%, 01/15/2028	4,935,000	4,704,042
Williams Scotsman International, Inc.
4.63%, 08/15/2028*	2,559,000	2,314,206
		15,949,626
Computers — 1.4%
McAfee Corp.
7.38%, 02/15/2030*	3,255,000	2,579,672
Presidio Holdings, Inc.
4.88%, 02/01/2027*	3,231,000	2,943,358
8.25%, 02/01/2028*	390,000	370,672
		5,893,702
Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	2,350,000	2,103,250
Diversified Financial Services — 4.4%
Credit Acceptance Corp.
5.13%, 12/31/2024*	1,470,000	1,374,149
6.63%, 03/15/2026#	915,000	856,723
Enact Holdings, Inc.
6.50%, 08/15/2025*	2,515,000	2,471,616
LD Holdings Group LLC
6.13%, 04/01/2028*	1,390,000	823,575
6.50%, 11/01/2025*	1,400,000	1,036,018
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*	1,580,000	1,224,152
OneMain Finance Corp.
5.38%, 11/15/2029	3,385,000	2,850,305
6.88%, 03/15/2025	555,000	541,808
7.13%, 03/15/2026	475,000	461,752
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	2,350,000	2,147,630
SLM Corp.
3.13%, 11/02/2026	3,011,000	2,597,620
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	2,465,000	2,040,281
		18,425,629
Electric — 1.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*	2,420,000	1,963,644
4.75%, 03/15/2028*	1,415,000	1,298,545
FirstEnergy Corp.
2.25%, 09/01/2030	235,000	187,413
2.65%, 03/01/2030	75,000	62,195
4.15%, 07/15/2027	410,000	382,448
7.38%, 11/15/2031	515,000	577,572
		4,471,817

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*#	$ 1,320,000	$ 1,267,200
Electronics — 1.4%
Coherent Corp.
5.00%, 12/15/2029*	3,142,000	2,752,706
Imola Merger Corp.
4.75%, 05/15/2029*	3,785,000	3,219,218
		5,971,924
Entertainment — 3.9%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	1,050,000	898,065
6.25%, 07/01/2025*	1,940,000	1,923,866
8.13%, 07/01/2027*#	2,615,000	2,641,150
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	640,000	638,931
Cinemark USA, Inc.
5.25%, 07/15/2028*#	1,800,000	1,512,450
5.88%, 03/15/2026*#	105,000	96,133
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*	3,058,000	2,820,942
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	2,475,000	2,270,403
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*#	3,710,000	3,702,580
		16,504,520
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,650,000	1,558,347
6.38%, 02/01/2031*	175,000	173,755
		1,732,102
Food — 2.2%
B&G Foods, Inc.
5.25%, 09/15/2027	1,290,000	1,039,366
Performance Food Group, Inc.
4.25%, 08/01/2029*	1,525,000	1,331,523
5.50%, 10/15/2027*	3,715,000	3,522,898
Post Holdings, Inc.
5.63%, 01/15/2028*	2,524,000	2,410,420
5.75%, 03/01/2027*	984,000	958,233
		9,262,440
Food Service — 0.5%
Aramark Services, Inc.
5.00%, 02/01/2028*	2,275,000	2,094,593
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	751,000	713,867
5.63%, 05/20/2024	5,000	4,888
5.88%, 08/20/2026	1,979,000	1,865,019
		2,583,774
Healthcare-Products — 2.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	3,380,000	3,109,600
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medline Borrower LP
3.88%, 04/01/2029*	$ 5,955,000	$ 4,963,344
5.25%, 10/01/2029*#	1,789,000	1,468,205
		9,541,149
Healthcare-Services — 2.5%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029*#	575,000	496,317
3.50%, 04/01/2030*#	615,000	534,146
5.00%, 07/15/2027*#	545,000	525,309
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	2,835,000	2,190,037
HCA, Inc.
7.50%, 11/15/2095	892,000	963,333
IQVIA, Inc.
5.00%, 05/15/2027*	1,550,000	1,474,779
Tenet Healthcare Corp.
6.13%, 06/15/2030*	4,425,000	4,214,757
		10,398,678
Home Builders — 3.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*	2,629,000	2,137,703
6.63%, 01/15/2028*	2,056,000	1,860,779
Century Communities, Inc.
3.88%, 08/15/2029*	2,915,000	2,383,012
KB Home
4.00%, 06/15/2031	1,215,000	992,324
4.80%, 11/15/2029	760,000	663,100
6.88%, 06/15/2027	575,000	571,931
M/I Homes, Inc.
3.95%, 02/15/2030	1,910,000	1,548,871
4.95%, 02/01/2028	720,000	647,087
STL Holding Co. LLC
7.50%, 02/15/2026*	1,840,000	1,600,800
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	430,000	379,475
5.75%, 01/15/2028*	2,055,000	1,938,326
		14,723,408
Insurance — 1.1%
AssuredPartners, Inc.
5.63%, 01/15/2029*	1,655,000	1,402,270
MGIC Investment Corp.
5.25%, 08/15/2028	2,310,000	2,159,850
NMI Holdings, Inc.
7.38%, 06/01/2025*	975,000	970,125
		4,532,245
Internet — 3.5%
Endurance International Group Holdings, Inc.
6.00%, 02/15/2029*	3,250,000	2,370,940
Gen Digital, Inc.
6.75%, 09/30/2027*	2,275,000	2,236,206
7.13%, 09/30/2030*	1,600,000	1,560,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*	3,845,000	3,221,260
Uber Technologies, Inc.
4.50%, 08/15/2029*	4,282,000	3,785,630
8.00%, 11/01/2026*	1,335,000	1,355,327
		14,529,363

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time — 3.9%
Carnival Corp.
5.75%, 03/01/2027*		$ 1,454,000	$ 1,196,119
6.00%, 05/01/2029*		2,890,000	2,250,732
7.63%, 03/01/2026*#		480,000	430,909
7.63%, 03/01/2026*	EUR	360,000	338,411
10.50%, 06/01/2030*		950,000	919,932
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*		2,045,000	1,580,535
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,865,000	1,729,787
8.38%, 02/01/2028*		1,635,000	1,661,119
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*		840,000	738,304
5.50%, 08/31/2026*		3,575,000	3,284,781
7.25%, 01/15/2030*		665,000	666,663
8.25%, 01/15/2029*		625,000	647,139
11.63%, 08/15/2027*		880,000	937,235
			16,381,666
Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/01/2027		475,000	445,312
4.75%, 06/15/2031*		3,175,000	2,803,454
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,235,174
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		1,290,000	1,201,393
5.50%, 03/01/2025*		2,110,000	2,047,355
			7,732,688
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		1,195,000	1,082,589
Media — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*		5,345,000	4,201,088
4.50%, 08/15/2030*		1,605,000	1,320,145
4.50%, 05/01/2032		1,240,000	981,398
7.38%, 03/01/2031*		1,725,000	1,673,431
DISH DBS Corp.
5.88%, 11/15/2024		785,000	735,490
DISH Network Corp.
11.75%, 11/15/2027*		680,000	688,993
Scripps Escrow, Inc.
5.88%, 07/15/2027*		3,385,000	2,710,443
Sirius XM Radio, Inc.
3.13%, 09/01/2026*		3,925,000	3,470,043
4.13%, 07/01/2030*		1,125,000	914,321
UPC Broadband Finco BV
4.88%, 07/15/2031*		2,800,000	2,345,000
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*		2,510,000	2,066,314
			21,106,666
Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*		2,398,000	2,230,860
6.38%, 06/15/2030*		1,147,000	1,095,427
			3,326,287
Security Description	Shares or Principal Amount	Value

Mining — 2.5%
Constellium SE
3.75%, 04/15/2029*#	$ 415,000	$ 344,666
5.63%, 06/15/2028*	250,000	232,176
5.88%, 02/15/2026*	1,899,000	1,854,383
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	63,278
5.88%, 04/15/2030*	4,160,000	3,916,928
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,210,000	1,113,200
Novelis Corp.
3.88%, 08/15/2031*	1,070,000	866,861
4.75%, 01/30/2030*	2,530,000	2,222,630
		10,614,122
Office/Business Equipment — 0.3%
Xerox Holdings Corp.
5.00%, 08/15/2025*	1,490,000	1,386,841
Oil & Gas — 4.7%
Apache Corp.
4.38%, 10/15/2028	2,775,000	2,524,865
5.10%, 09/01/2040	1,777,000	1,462,151
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	3,550,000	3,400,225
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,015,000	1,009,489
6.38%, 09/01/2028	288,000	290,992
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	1,020,000	891,428
Range Resources Corp.
4.75%, 02/15/2030*	895,000	801,043
4.88%, 05/15/2025#	2,230,000	2,175,582
SM Energy Co.
6.50%, 07/15/2028#	465,000	428,963
6.75%, 09/15/2026	2,735,000	2,638,707
Southwestern Energy Co.
4.75%, 02/01/2032	2,560,000	2,199,885
Transocean, Inc.
8.75%, 02/15/2030*	1,855,000	1,887,463
		19,710,793
Oil & Gas Services — 2.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	1,854,000	1,759,965
Enerflex, Ltd.
9.00%, 10/15/2027*	3,955,000	3,903,348
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	385,000	364,533
Weatherford International, Ltd.
8.63%, 04/30/2030*	4,400,000	4,394,060
		10,421,906
Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	1,325,000	1,205,750
5.25%, 04/30/2025 to 08/15/2027*	2,765,000	2,432,989
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	385,000	367,314
Graphic Packaging International LLC
3.75%, 02/01/2030*	1,190,000	1,011,500

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*		$ 1,005,000	$ 1,011,281
9.25%, 04/15/2027*#		1,525,000	1,433,500
Silgan Holdings, Inc.
2.25%, 06/01/2028	EUR	2,300,000	2,060,845
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,445,000	1,365,525
			10,888,704
Pharmaceuticals — 1.1%
Owens & Minor, Inc.
6.63%, 04/01/2030*		2,905,000	2,389,363
Prestige Brands, Inc.
5.13%, 01/15/2028*		2,400,000	2,254,117
			4,643,480
Pipelines — 5.1%
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,702,996
4.13%, 03/01/2025*		945,000	885,927
4.13%, 12/01/2027		765,000	662,196
4.50%, 03/01/2028*		960,000	842,985
DT Midstream, Inc.
4.13%, 06/15/2029*		3,313,000	2,840,897
EnLink Midstream LLC
5.38%, 06/01/2029		775,000	719,638
5.63%, 01/15/2028*		2,445,000	2,328,862
6.50%, 09/01/2030*		190,000	187,137
EnLink Midstream Partners LP
5.05%, 04/01/2045		852,000	651,374
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,180,441
4.75%, 01/15/2031*		2,535,000	2,059,687
6.00%, 07/01/2025*		1,225,000	1,182,115
6.50%, 07/01/2027*		685,000	648,757
6.50%, 07/15/2048		1,035,000	770,951
7.50%, 06/01/2027 to 06/01/2030*		290,000	280,245
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*		1,700,000	1,466,250
4.13%, 08/15/2031*		860,000	739,600
6.25%, 01/15/2030*		1,015,000	1,001,044
Western Midstream Operating LP
4.30%, 02/01/2030		1,380,000	1,222,601
			21,373,703
REITS — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*		2,620,000	2,227,169
5.25%, 10/01/2025*		970,000	906,379
			3,133,548
Retail — 9.1%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*		2,295,000	1,946,271
3.88%, 01/15/2028*		4,015,000	3,572,781
4.00%, 10/15/2030*		760,000	627,699
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		2,315,000	2,013,055
4.75%, 03/01/2030		355,000	307,554
5.00%, 02/15/2032*		880,000	749,938
FirstCash, Inc.
4.63%, 09/01/2028*		1,960,000	1,702,691
Security Description	Shares or Principal Amount	Value

Retail (continued)
Gap, Inc.
3.63%, 10/01/2029*	$ 1,760,000	$ 1,290,669
3.88%, 10/01/2031*	1,760,000	1,262,730
LBM Acquisition LLC
6.25%, 01/15/2029*	5,027,000	3,581,536
Michaels Cos., Inc.
5.25%, 05/01/2028*	3,385,000	2,817,098
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*	5,215,000	4,746,723
7.75%, 02/15/2029*	1,400,000	1,365,700
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	3,650,000	3,350,043
SRS Distribution, Inc.
4.63%, 07/01/2028*	2,150,000	1,881,206
6.00%, 12/01/2029*	1,025,000	856,080
Staples, Inc.
7.50%, 04/15/2026*	3,685,000	3,279,650
Yum! Brands, Inc.
3.63%, 03/15/2031	683,000	572,443
4.63%, 01/31/2032	993,000	877,752
5.38%, 04/01/2032	1,399,000	1,296,161
		38,097,780
Semiconductors — 0.7%
Entegris Escrow Corp.
4.75%, 04/15/2029*	3,295,000	2,995,920
Software — 5.9%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#	3,805,000	3,009,542
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,955,000	1,691,075
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	3,370,000	2,787,953
Fair Isaac Corp.
4.00%, 06/15/2028*	2,075,000	1,884,432
MSCI, Inc.
3.63%, 09/01/2030*	1,515,000	1,287,901
3.88%, 02/15/2031*	420,000	361,486
4.00%, 11/15/2029*	1,140,000	1,009,014
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	2,205,000	1,852,176
6.90%, 12/01/2027*	260,000	262,600
Open Text Holdings, Inc.
4.13%, 02/15/2030 to 12/01/2031*	2,330,000	1,895,500
PTC, Inc.
3.63%, 02/15/2025*	2,905,000	2,762,163
4.00%, 02/15/2028*	1,275,000	1,158,210
ROBLOX Corp.
3.88%, 05/01/2030*#	3,205,000	2,634,862
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,240,000	2,107,860
		24,704,774
Telecommunications — 3.5%
Altice France SA
5.50%, 01/15/2028*	525,000	432,427
8.13%, 02/01/2027*	3,590,000	3,356,650
Embarq Corp.
8.00%, 06/01/2036	3,305,000	1,422,489
Frontier Communications Holdings LLC
5.00%, 05/01/2028*	1,200,000	1,053,000
5.88%, 10/15/2027*	2,025,000	1,881,427

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
5.88%, 11/01/2029		$ 757,036	$ 606,189
6.75%, 05/01/2029*		1,745,000	1,466,140
Iliad Holding SASU
6.50%, 10/15/2026*		760,000	710,357
7.00%, 10/15/2028*		655,000	601,863
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	985,000	896,696
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	1,230,000	1,170,873
Telecom Italia Capital SA
6.38%, 11/15/2033		1,375,000	1,198,313
			14,796,424
Toys/Games/Hobbies — 0.4%
Mattel, Inc.
3.38%, 04/01/2026*		920,000	844,100
5.88%, 12/15/2027*		1,035,000	1,010,729
			1,854,829
Transportation — 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*		1,875,000	1,603,125
Total Corporate Bonds & Notes (cost $435,324,923)			397,739,943
CONVERTIBLE BONDS & NOTES — 1.3%
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/2026		1,249,000	962,287
Auto Manufacturers — 0.1%
Ford Motor Co.
0.01%, 03/15/2026		510,000	490,875
Commercial Services — 0.1%
Block, Inc.
0.13%, 03/01/2025		500,000	494,375
Healthcare-Products — 0.5%
Insulet Corp.
0.38%, 09/01/2026		726,000	966,669
NuVasive, Inc.
0.38%, 03/15/2025		1,035,000	917,010
			1,883,679
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025		641,000	828,172
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029*		625,000	673,438
Total Convertible Bonds & Notes (cost $5,751,288)			5,332,826
LOANS(2)(3)(4) — 1.4%
Computers — 0.3%
McAfee Corp. FRS
BTL-B 8.42%, (SOFR12+ 3.75%), 03/01/2029		1,338,911	1,246,024
Security Description	Shares or Principal Amount	Value

Entertainment — 0.2%
Crown Finance US, Inc. FRS
BTL 14.67%, (SOFR12+ 10.00%), 09/07/2023	$ 60,378	$ 61,472
BTL 14.76%, (SOFR4+ 10.00%), 09/07/2023	718,497	731,520
		792,992
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 8.89%, (SOFR12+ 4.18%), 04/13/2029	1,940,250	1,911,146
Pharmaceuticals — 0.1%
Owens & Minor, Inc. FRS
BTL-B 7.83%, (SOFR6+ 3.75%), 03/29/2029	169,433	166,468
BTL-B 8.47%, (SORF12+ 3.75%), 03/29/2029	346,666	340,600
		507,068
Software — 0.3%
Dun & Bradstreet Corp. FRS
BTL 7.87%, (1 ML+ 3.25%), 02/06/2026	1,389,772	1,385,603
Total Loans (cost $5,862,947)		5,842,833
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(5) (cost $2,584)	3,805	39,951
Total Long-Term Investment Securities (cost $446,941,742)		408,955,553
SHORT-TERM INVESTMENTS — 5.6%
Unaffiliated Investment Companies — 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(6)(7) (cost $23,369,290)	23,369,290	23,369,290
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $4,154,664 and collateralized by $3,468,300 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $4,237,609 (cost $4,154,507)	4,154,507	4,154,507
TOTAL INVESTMENTS (cost $474,465,539)	104.2%	436,479,350
Other assets less liabilities	(4.2)	(17,422,464)
NET ASSETS	100.0%	$419,056,886
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $320,402,363 representing 76.5% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/25/2020	3,805	$2,584	$39,951	$10.50	0.0%
(6)	The rate shown is the 7-day yield as of February 28, 2023.
(7)	At February 28, 2023, the Fund had loaned securities with a total value of $22,972,970. This was secured by collateral of $23,369,290, which was received in cash and subsequently invested in short-term investments currently valued at $23,369,290 as reported in the Portfolio of Investments. Additional collateral of $70,209 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Notes/Bonds	0.13% to 2.88%	05/15/2024 to 11/15/2041	$70,209
1 ML—1 Month USD LIBOR
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	EUR	5,517,000	USD	5,888,989	03/31/2023	$43,523	$—
EUR—Euro Currency
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$397,739,943	$—	$397,739,943
Convertible Bonds & Notes	—	5,332,826	—	5,332,826
Loans	—	5,842,833	—	5,842,833
Common Stocks	—	39,951	—	39,951
Short-Term Investments	23,369,290	—	—	23,369,290
Repurchase Agreements	—	4,154,507	—	4,154,507
Total Investments at Value	$23,369,290	$413,110,060	$—	$436,479,350
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$43,523	$—	$43,523
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 3.4%
Banks — 1.5%
Barclays PLC
0.58%, 08/09/2029	EUR	1,965,000	$ 1,651,164
5.75%, 08/09/2033		$ 2,210,000	2,131,358
Credit Suisse Group AG
6.44%, 08/11/2028*		2,215,000	2,047,508
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,915,000	1,655,344
HSBC Holdings PLC
3.02%, 06/15/2027	EUR	1,620,000	1,631,789
			9,117,163
Energy-Alternate Sources — 0.1%
FS Luxembourg SARL
10.00%, 12/15/2025*		400,000	399,420
Food — 0.3%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,544,646
Insurance — 0.3%
Argentum Netherlands BV for Swiss Re, Ltd.
5.52%, 08/15/2027(1)		2,145,000	1,976,446
Oil & Gas — 0.6%
Hess Corp.
7.88%, 10/01/2029		1,325,000	1,456,998
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	674,280
6.84%, 01/23/2030		1,500,000	1,254,479
			3,385,757
Pipelines — 0.2%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,085,912
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	458,612
			1,544,524
Semiconductors — 0.2%
Broadcom, Inc.
2.45%, 02/15/2031*		1,800,000	1,426,302
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*		1,398,000	1,212,064
Total Corporate Bonds & Notes (cost $21,935,083)			20,606,322
ASSET BACKED SECURITIES — 1.0%
Other Asset Backed Securities — 1.0%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)		1,168,796	1,071,144
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 5.55%, (1 ML+1.10%), 05/15/2036*		305,000	300,248
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*		665,000	642,813
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)		635,061	581,399
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(2)	$ 728,511	$ 671,570
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	1,255,349	1,162,631
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	171,559	160,405
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,708,975	1,425,417
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	311,850	269,780
Total Asset Backed Securities (cost $6,949,960)		6,285,407
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Commercial and Residential — 2.3%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(2)	373,252	346,364
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(3)	297,724	260,448
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 6.87%, (1M TSFR+2.39%), 03/15/2035*	1,135,000	1,115,104
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 5.53%, (1 ML+1.07%), 12/15/2037*	750,000	747,411
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	1,019,776	812,481
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(3)	432,523	396,728
Series 2021-RPL2, Class M3 3.53%, 01/25/2060*(3)	376,575	259,254
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	283,515	227,732
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	795,596	648,239
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	433,809	400,413
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	568,990	517,910
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(3)	372,030	328,895
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	294,921	263,308
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	1,279,742	1,055,331
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	801,312	744,991

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	$ 574,060	$ 531,847
Series 2020-6, Class A1 2.36%, 11/25/2025*(2)	254,509	242,365
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	1,464,505	1,368,677
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	1,083,227	859,070
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(3)	235,181	216,529
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	970,000	892,320
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	1,792,261	1,483,281
		13,718,698
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.91%, (1 ML+0.45%), 01/15/2041	150,613	150,243
Series 4001, Class FM 4.96%, (1 ML+0.50%), 02/15/2042	158,194	155,888
Series 3355, Class BF 5.16%, (1 ML+0.70%), 08/15/2037	187,238	187,323
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.91%, (1 ML+0.40%), 09/25/2042	220,965	216,478
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.01%, (1 ML+0.55%), 02/16/2040	144,701	144,528
		854,460
Total Collateralized Mortgage Obligations (cost $16,485,666)		14,573,158
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.3%
U.S. Government — 52.7%
United States Treasury Bonds TIPS
0.13%, 02/15/2051(4)	541,552	362,591
0.25%, 02/15/2050(4)	28,973,432	20,322,429
0.63%, 02/15/2043(4)	21,283,124	17,554,421
0.75%, 02/15/2045(4)	32,191,412	26,735,219
0.88%, 02/15/2047(4)	10,544,334	8,864,964
1.00%, 02/15/2046(4)	11,161,412	9,718,931
1.38%, 02/15/2044(4)	12,717,096	12,045,350
2.13%, 02/15/2040(4)	3,295,968	3,551,062
United States Treasury Notes TIPS
0.13%, 04/15/2026 to 01/15/2032(4)	134,201,826	122,090,086
0.25%, 07/15/2029(4)	11,604,300	10,703,456
0.63%, 01/15/2026 to 07/15/2032(4)	16,925,587	15,846,879
0.75%, 07/15/2028(4)	23,626,550	22,608,116
0.88%, 01/15/2029(4)(5)	42,202,245	40,405,353
1.63%, 10/15/2027(4)	8,412,042	8,407,688
		319,216,545
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 3.6%
Uniform Mtg. Backed Securities
4.50%, March 30 TBA		$ 22,900,000	$ 22,062,719
Total U.S. Government & Agency Obligations (cost $401,692,600)			341,279,264
FOREIGN GOVERNMENT OBLIGATIONS — 30.9%
Regional(State/Province) — 5.3%
Province of Ontario, Canada
2.00%, 12/01/2036(4)	CAD	45,718,080	32,151,085
Sovereign — 25.6%
Commonwealth of Australia
0.75%, 11/21/2027(4)	AUD	14,182,500	9,626,982
1.25%, 08/21/2040(4)	AUD	18,765,000	14,047,754
2.00%, 08/21/2035(4)	AUD	18,820,000	16,599,815
Federative Republic of Brazil
6.00%, 05/15/2027(4)	BRL	11,416,000	8,996,610
Government of Canada
4.00%, 12/01/2031(4)	CAD	28,487,410	25,569,356
Government of New Zealand
2.00%, 09/20/2025(4)	NZD	49,015,500	31,760,121
2.50%, 09/20/2040(4)	NZD	9,000,000	6,502,852
Government of Romania
3.38%, 02/08/2038(4)	EUR	2,765,000	1,992,342
4.63%, 04/03/2049(4)	EUR	1,850,000	1,428,502
Republic of Italy
0.55%, 05/21/2026*(4)	EUR	28,452,879	28,810,162
United Mexican States
2.75%, 11/27/2031(4)	MXN	201,579,887	9,656,064
			154,990,560
Total Foreign Government Obligations (cost $200,825,611)			187,141,645
MUNICIPAL SECURITIES — 1.4%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,686,545
Commonwealth of Massachusetts General Obligation Bonds
2.66%, 09/01/2039		2,077,302	1,651,960
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,641,847
7.55%, 04/01/2039		1,275,000	1,629,425
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032		1,630,000	1,746,086
Total Municipal Securities (cost $9,337,504)			8,355,863
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 11/01/2014†(6) (cost $0)		1,000,000	2,100
Total Long-Term Investment Securities (cost $657,226,424)			578,243,759

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 8.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $50,455,260 and collateralized by $42,119,800 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $51,462,463
(cost $50,453,354)	$ 50,453,354	$ 50,453,354
TOTAL INVESTMENTS (cost $707,679,778)	103.7%	628,697,113
Other assets less liabilities	(3.7)	(22,399,361)
NET ASSETS	100.0%	$606,297,752
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $54,358,173 representing 9.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Securities classified as Level 3 (see Note 1).
1 ML—1 Month USD LIBOR
1M TSFR—1 Month Term Secured Overnight Financing Rate
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	54,220,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(417,633)	$(417,633)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Short	Euro Buxl 30 Year Bonds	March 2023	$ 4,847,260	$ 4,402,865	$ 444,395
196	Short	Euro-BTP	March 2023	24,285,604	23,361,666	923,938
65	Short	Euro-BUND	March 2023	9,627,470	9,137,626	489,844
94	Short	U.S. Treasury 2 Year Notes	June 2023	19,192,576	19,150,296	42,280
291	Short	U.S. Treasury 5 Year Notes	June 2023	31,191,087	31,152,914	38,173
						$1,938,630
						Unrealized (Depreciation)
262	Long	U.S. Treasury 10 Year Notes	June 2023	$29,279,550	$29,253,937	$ (25,613)
133	Long	U.S. Treasury Ultra Bonds	June 2023	18,013,483	17,963,312	(50,171)
818	Short	Canada 10 Year Bonds	June 2023	72,784,993	72,825,679	(40,686)
						$(116,470)
Net Unrealized Appreciation (Depreciation)						$1,822,160
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	1,766,596	AUD	2,535,000	03/15/2023	$ —	$ (59,980)
	USD	12,074,782	CAD	16,169,000	03/15/2023	—	(223,798)
						—	(283,778)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	AUD	97,342,000	USD	65,749,167	03/15/2023	$ 216,471	$ —
	EUR	40,490,000	USD	42,843,927	03/15/2023	—	(15,828)
						216,471	(15,828)
BNP Paribas SA	USD	2,215,855	CAD	3,000,000	03/15/2023	—	(17,021)
	USD	8,006,645	EUR	7,513,000	03/15/2023	—	(53,932)
						—	(70,953)
Citibank, N.A.	BRL	45,473,000	USD	8,404,273	03/15/2023	—	(258,333)
	USD	15,015,076	CAD	20,411,000	03/15/2023	—	(54,940)
						—	(313,273)
Goldman Sachs International	USD	1,916,629	EUR	1,795,000	03/15/2023	—	(16,573)
HSBC Bank PLC	USD	11,361,808	AUD	16,524,000	03/15/2023	—	(237,501)
	USD	4,437,804	NZD	7,107,000	03/15/2023	—	(43,593)
						—	(281,094)
Morgan Stanley & Co. International PLC	CAD	127,007,000	USD	93,248,567	03/15/2023	159,449	—
	EUR	4,784,000	USD	5,098,044	03/15/2023	34,051	—
	MXN	85,818,000	USD	4,257,584	03/15/2023	—	(421,330)
						193,500	(421,330)
Royal Bank of Canada	MXN	85,817,000	USD	4,246,579	03/15/2023	—	(432,280)
	USD	1,810,000	CAD	2,455,000	03/15/2023	—	(10,620)
						—	(442,900)
Standard Chartered Bank	USD	12,710,040	AUD	17,963,000	03/15/2023	—	(616,968)
State Street Bank & Trust Company	AUD	4,275,000	USD	2,968,752	03/15/2023	90,732	—
	USD	2,396,704	AUD	3,575,000	03/15/2023	10,062	—
						100,794	—
Toronto Dominion Bank	NZD	68,103,000	USD	43,455,911	03/15/2023	1,348,274	—
UBS AG	USD	4,712,526	CAD	6,306,000	03/15/2023	—	(90,576)
	USD	1,326,937	EUR	1,243,000	03/15/2023	—	(11,188)
	USD	97,120	EUR	90,986	03/31/2023	—	(718)
						—	(102,482)
Unrealized Appreciation (Depreciation)						$1,859,039	$(2,565,179)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$20,606,322	$—	$20,606,322
Asset Backed Securities	—	6,285,407	—	6,285,407
Collateralized Mortgage Obligations	—	14,573,158	—	14,573,158
U.S. Government & Agency Obligations	—	341,279,264	—	341,279,264
Foreign Government Obligations	—	187,141,645	—	187,141,645
Municipal Securities	—	8,355,863	—	8,355,863
Escrows and Litigation Trusts	—	—	2,100	2,100
Repurchase Agreements	—	50,453,354	—	50,453,354
Total Investments at Value	$—	$628,695,013	$2,100	$628,697,113
Other Financial Instruments:†
Futures Contracts	$1,938,630	$—	$—	$1,938,630
Forward Foreign Currency Contracts	—	1,859,039	—	1,859,039
Total Other Financial Instruments	$1,938,630	$1,859,039	$—	$3,797,669
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$417,633	$—	$417,633
Futures Contracts	116,470	—	—	116,470
Forward Foreign Currency Contracts	—	2,565,179	—	2,565,179
Total Other Financial Instruments	$116,470	$2,982,812	$—	$3,099,282
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.5%
Australia — 7.1%
Ampol, Ltd.	26,244	$ 582,060
ANZ Group Holdings Ltd.	330,496	5,481,932
APA Group	130,421	941,668
Aristocrat Leisure, Ltd.	66,290	1,629,923
ASX, Ltd.#	21,399	979,734
Aurizon Holdings, Ltd.	202,719	451,516
BHP Group, Ltd.	559,958	17,031,166
BlueScope Steel, Ltd.	52,019	667,168
Brambles, Ltd.	153,301	1,327,621
Cochlear, Ltd.	7,271	1,087,246
Coles Group, Ltd.	147,709	1,806,972
Commonwealth Bank of Australia	188,082	12,743,364
Computershare, Ltd.	60,061	1,002,293
CSL, Ltd.	53,246	10,616,201
Dexus	118,305	671,091
Endeavour Group, Ltd.	147,748	679,036
Fortescue Metals Group, Ltd.	187,186	2,695,490
Goodman Group	187,075	2,500,032
GPT Group	210,540	667,277
IDP Education, Ltd.#	22,945	443,119
IGO, Ltd.	75,335	665,598
Insurance Australia Group, Ltd.#	272,484	852,598
Lendlease Corp., Ltd.#	75,834	389,859
Lottery Corp., Ltd.	246,029	859,220
Macquarie Group, Ltd.	40,584	5,175,596
Medibank Private, Ltd.	302,925	680,820
Mineral Resources, Ltd.	18,842	1,046,760
Mirvac Group	433,648	662,390
National Australia Bank, Ltd.	350,070	7,066,863
Newcrest Mining, Ltd.	98,723	1,497,348
Northern Star Resources, Ltd.	128,789	898,686
Orica, Ltd.	49,504	539,642
Origin Energy, Ltd.	190,427	1,026,388
Pilbara Minerals, Ltd.#	280,434	786,896
Qantas Airways, Ltd.†	101,779	439,687
QBE Insurance Group, Ltd.	163,954	1,663,696
Ramsay Health Care, Ltd.#	20,240	919,997
REA Group, Ltd.#	5,820	481,193
Reece, Ltd.#	24,869	276,786
Rio Tinto, Ltd.	41,033	3,223,044
Santos, Ltd.	352,355	1,659,698
Scentre Group	573,727	1,150,461
SEEK, Ltd.	36,993	601,903
Sonic Healthcare, Ltd.	50,233	1,088,755
South32, Ltd.	511,698	1,494,356
Stockland	262,575	678,477
Suncorp Group, Ltd.	139,564	1,206,777
Telstra Group, Ltd.	447,284	1,252,066
Transurban Group	339,856	3,242,811
Treasury Wine Estates, Ltd.	79,498	749,454
Vicinity, Ltd.	426,146	584,977
Washington H. Soul Pattinson & Co., Ltd.#	23,845	467,881
Wesfarmers, Ltd.	125,364	4,069,402
Westpac Banking Corp.	387,003	5,867,134
WiseTech Global, Ltd.	16,153	684,769
Woodside Energy Group, Ltd.	209,881	5,071,530
Woolworths Group, Ltd.	134,181	3,333,521
		126,361,948
Austria — 0.2%
Erste Group Bank AG	38,007	1,494,636
OMV AG	16,279	793,935
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	7,490	$ 650,410
voestalpine AG	12,782	473,454
		3,412,435
Belgium — 0.8%
Ageas SA/NV	17,762	802,763
Anheuser-Busch InBev SA NV	96,012	5,811,813
D'ieteren Group	2,736	531,024
Elia Group SA	3,633	479,559
Groupe Bruxelles Lambert NV	10,954	921,322
KBC Group NV	27,649	2,067,575
Sofina SA#	1,697	424,318
Solvay SA, Class A	8,192	937,951
UCB SA	13,975	1,202,907
Umicore SA	23,151	773,048
Warehouses De Pauw CVA	17,853	546,855
		14,499,135
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	69,500	366,563
Hongkong Land Holdings, Ltd.	124,400	568,508
Jardine Matheson Holdings, Ltd.	17,586	870,859
		1,805,930
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	189,500	567,336
CK Asset Holdings, Ltd.	220,808	1,384,024
CK Hutchison Holdings, Ltd.	296,808	1,769,640
ESR Group, Ltd.*#	221,400	376,268
Futu Holdings, Ltd. ADR#†	6,533	321,489
Grab Holdings, Ltd., Class A†	142,995	459,014
Sands China, Ltd.†	267,200	925,910
Sea, Ltd. ADR†	39,942	2,495,976
SITC International Holdings Co., Ltd.	147,000	307,132
WH Group, Ltd.*	917,000	532,718
Wharf Real Estate Investment Co., Ltd.	185,000	1,013,453
Xinyi Glass Holdings, Ltd.	199,000	371,664
		10,524,624
Denmark — 2.7%
AP Moller-Maersk A/S, Series A	343	785,721
AP Moller-Maersk A/S, Series B	555	1,294,228
Carlsberg A/S, Class B	10,760	1,522,628
Chr. Hansen Holding A/S	11,602	804,402
Coloplast A/S, Class B	13,132	1,518,651
Danske Bank A/S	76,242	1,770,878
Demant A/S†	10,149	304,165
DSV A/S	20,692	3,766,699
Genmab A/S†	7,275	2,737,539
Novo Nordisk A/S, Class B	182,986	25,904,413
Novozymes A/S, Class B	22,608	1,089,751
Orsted A/S*	20,910	1,828,015
Pandora A/S	9,992	947,650
ROCKWOOL A/S, Class B	979	222,941
Tryg A/S	39,800	882,019
Vestas Wind Systems A/S	111,627	3,182,069
		48,561,769
Finland — 1.1%
Elisa Oyj	15,722	893,318
Fortum Oyj	49,095	750,875
Kesko Oyj, Class B	30,042	653,620
Kone Oyj, Class B	37,570	1,953,112
Neste Oyj	46,764	2,259,931

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia Oyj	598,163	$ 2,770,808
Nordea Bank Abp	371,623	4,708,834
Orion Oyj, Class B	11,747	553,525
Sampo Oyj, Class A	53,031	2,582,424
Stora Enso Oyj, Class R	60,921	863,122
UPM-Kymmene Oyj	58,997	2,140,982
Wartsila Oyj Abp	52,133	504,871
		20,635,422
France — 10.6%
Accor SA†	18,896	629,168
Aeroports de Paris†	3,270	475,395
Air Liquide SA	57,845	9,211,658
Alstom SA	35,348	1,040,496
Amundi SA*	6,694	441,807
Arkema SA	6,536	664,766
AXA SA	206,606	6,523,034
BioMerieux	4,613	452,494
BNP Paribas SA	122,795	8,591,577
Bollore SE	97,341	544,645
Bouygues SA	25,244	855,486
Bureau Veritas SA	32,499	930,165
Capgemini SE	18,103	3,405,389
Carrefour SA	65,628	1,298,749
Cie de Saint-Gobain	54,612	3,253,795
Cie Generale des Etablissements Michelin SCA	74,989	2,358,456
Covivio	5,201	333,917
Credit Agricole SA	133,789	1,636,122
Danone SA	70,964	3,996,120
Dassault Aviation SA	2,758	474,618
Dassault Systemes SE	73,676	2,850,573
Edenred	27,589	1,555,924
Eiffage SA	9,208	1,012,887
Electricite de France SA	64,441	803,938
Engie SA	201,891	2,954,540
EssilorLuxottica SA	32,146	5,589,734
Eurazeo SE	4,793	323,438
Gecina SA	5,056	583,437
Getlink SE	48,397	815,193
Hermes International	3,501	6,352,508
Ipsen SA	4,153	474,843
Kering SA	8,277	4,858,792
Klepierre SA	23,665	592,471
La Francaise des Jeux SAEM*	11,555	456,970
Legrand SA	29,457	2,729,323
L'Oreal SA	26,698	10,592,248
LVMH Moet Hennessy Louis Vuitton SE	30,596	25,533,127
Orange SA	220,525	2,517,225
Pernod Ricard SA	22,810	4,769,736
Publicis Groupe SA	25,254	2,009,747
Remy Cointreau SA	2,564	451,267
Renault SA†	21,169	950,922
Safran SA	37,781	5,353,169
Sanofi	126,093	11,855,128
Sartorius Stedim Biotech	3,046	994,555
Schneider Electric SE	59,970	9,649,009
SEB SA	2,740	317,052
Societe Generale SA	89,246	2,578,884
Sodexo SA	9,780	907,609
Teleperformance	6,535	1,700,369
Thales SA	11,795	1,649,270
TotalEnergies SE	275,034	17,038,210
Security Description	Shares or Principal Amount	Value

France (continued)
Ubisoft Entertainment SA†	10,327	$ 228,069
Valeo	22,681	473,436
Veolia Environnement SA	73,567	2,202,852
Vinci SA	59,447	6,780,663
Vivendi SE	79,258	817,186
Wendel SE	2,955	335,992
Worldline SA*†	26,441	1,105,241
		189,883,394
Germany — 7.8%
adidas AG	19,111	2,863,472
Allianz SE	45,150	10,608,804
BASF SE	101,525	5,205,389
Bayer AG	108,594	6,465,460
Bayerische Motoren Werke AG	36,598	3,783,872
Bayerische Motoren Werke AG (Preference Shares)	6,542	621,023
Bechtle AG	9,019	380,908
Beiersdorf AG	11,142	1,331,692
Brenntag SE	17,078	1,289,726
Carl Zeiss Meditec AG	4,433	592,193
Commerzbank AG†	117,667	1,434,359
Continental AG	12,099	870,203
Covestro AG*	21,356	940,800
Daimler Truck Holding AG†	50,031	1,588,327
Delivery Hero SE*†	18,794	759,156
Deutsche Bank AG	228,454	2,851,301
Deutsche Boerse AG	21,002	3,665,278
Deutsche Lufthansa AG†	65,830	683,890
Deutsche Post AG	109,569	4,649,551
Deutsche Telekom AG	358,271	8,046,857
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,587	1,519,044
E.ON SE	248,168	2,715,430
Evonik Industries AG	23,095	494,170
Fresenius Medical Care AG & Co. KGaA	22,703	886,558
Fresenius SE & Co. KGaA	46,694	1,285,576
GEA Group AG	16,743	737,051
Hannover Rueck SE	6,665	1,295,006
HeidelbergCement AG	16,008	1,102,589
HelloFresh SE†	18,155	408,438
Henkel AG & Co. KGaA	11,431	791,327
Henkel AG & Co. KGaA (Preference Shares)	19,694	1,433,544
Infineon Technologies AG	144,352	5,117,106
Knorr-Bremse AG	7,989	544,347
LEG Immobilien SE	8,192	595,956
Mercedes-Benz Group AG	88,692	6,815,260
Merck KGaA	14,286	2,710,032
MTU Aero Engines AG	5,907	1,427,630
Muenchener Rueckversicherungs-Gesellschaft AG	15,486	5,341,367
Nemetschek SE	6,361	361,161
Porsche Automobil Holding SE (Preference Shares)	16,926	962,445
Puma SE	11,612	741,833
Rational AG	563	373,965
Rheinmetall AG	4,815	1,225,333
RWE AG	71,010	3,022,316
SAP SE	115,425	13,121,694
Sartorius AG	2,690	1,145,482
Scout24 SE*	8,821	484,412
Siemens AG	84,560	12,941,835
Siemens Energy AG†	48,193	966,971
Siemens Healthineers AG*	31,171	1,628,037
Symrise AG	14,677	1,502,709
Telefonica Deutschland Holding AG	114,657	348,174
United Internet AG	10,683	234,124

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Volkswagen AG	3,246	$ 579,540
Volkswagen AG (Preference Shares)	20,514	2,802,468
Vonovia SE	79,173	1,997,229
Zalando SE*†	24,754	984,454
		139,276,874
Hong Kong — 2.0%
AIA Group, Ltd.	1,319,200	13,991,311
BOC Hong Kong Holdings, Ltd.	409,000	1,383,412
CLP Holdings, Ltd.	181,000	1,280,932
Galaxy Entertainment Group, Ltd.	241,000	1,602,696
Hang Lung Properties, Ltd.	223,000	430,125
Hang Seng Bank, Ltd.	84,500	1,373,634
Henderson Land Development Co., Ltd.	159,231	558,873
Hong Kong & China Gas Co., Ltd.	1,237,523	1,163,518
Hong Kong Exchanges & Clearing, Ltd.	133,100	5,334,581
Link REIT#	233,400	1,534,313
MTR Corp., Ltd.	171,500	864,120
New World Development Co., Ltd.	166,750	453,552
Power Assets Holdings, Ltd.	153,000	818,661
Sino Land Co., Ltd.#	382,000	489,581
Sun Hung Kai Properties, Ltd.	160,000	2,185,135
Swire Pacific, Ltd., Class A	55,000	448,442
Swire Properties, Ltd.	128,800	338,844
Techtronic Industries Co., Ltd.	152,000	1,511,402
		35,763,132
Ireland — 0.8%
AIB Group PLC	118,205	505,853
Bank of Ireland Group PLC	118,310	1,305,173
CRH PLC	83,455	3,929,795
DCC PLC	10,848	603,102
Flutter Entertainment PLC†	18,464	2,975,299
James Hardie Industries PLC CDI	49,261	1,028,574
Kerry Group PLC, Class A	17,603	1,687,225
Kingspan Group PLC	17,006	1,107,654
Smurfit Kappa Group PLC	27,227	1,018,585
		14,161,260
Isle of Man — 0.1%
Entain PLC	65,082	1,064,269
Israel — 0.6%
Azrieli Group, Ltd.	4,674	262,268
Bank Hapoalim BM	140,381	1,175,029
Bank Leumi Le-Israel BM	170,647	1,327,940
Bezeq The Israeli Telecommunication Corp., Ltd.	228,449	316,279
Check Point Software Technologies, Ltd.†	11,090	1,372,055
CyberArk Software, Ltd.†	4,484	649,149
Elbit Systems, Ltd.	2,920	495,059
ICL Group, Ltd.	77,869	566,103
Israel Discount Bank, Ltd., Class A	136,064	645,796
Mizrahi Tefahot Bank, Ltd.	17,046	507,171
NICE, Ltd.†	7,023	1,453,273
Teva Pharmaceutical Industries, Ltd. ADR†	122,295	1,211,943
Tower Semiconductor, Ltd.†	11,998	490,639
Wix.com, Ltd.†	6,306	570,882
ZIM Integrated Shipping Services, Ltd.#	9,225	218,264
		11,261,850
Italy — 1.7%
Amplifon SpA#	13,713	397,126
Assicurazioni Generali SpA	122,782	2,429,802
Security Description	Shares or Principal Amount	Value

Italy (continued)
DiaSorin SpA	2,773	$ 334,802
Enel SpA	899,032	5,055,966
Eni SpA	276,346	3,906,762
FinecoBank Banca Fineco SpA	67,441	1,166,284
Infrastrutture Wireless Italiane SpA*	37,012	407,918
Intesa Sanpaolo SpA	1,846,671	5,003,181
Mediobanca Banca di Credito Finanziario SpA#	66,578	711,237
Moncler SpA	22,689	1,387,093
Nexi SpA*†	65,243	528,045
Poste Italiane SpA*	57,538	620,751
Prysmian SpA	28,158	1,083,197
Recordati Industria Chimica e Farmaceutica SpA	11,516	488,924
Snam SpA	222,899	1,095,342
Telecom Italia SpA#†	1,097,366	358,883
Terna - Rete Elettrica Nazionale SpA	155,524	1,172,540
UniCredit SpA	212,353	4,345,671
		30,493,524
Japan — 19.7%
Advantest Corp.#	21,000	1,667,291
Aeon Co., Ltd.#	72,300	1,348,772
AGC, Inc.	21,300	788,454
Aisin Corp.#	16,200	443,803
Ajinomoto Co., Inc.#	50,500	1,490,279
ANA Holdings, Inc.#†	17,600	357,222
Asahi Group Holdings, Ltd.	50,400	1,782,721
Asahi Intecc Co., Ltd.#	23,900	407,242
Asahi Kasei Corp.	138,700	967,554
Astellas Pharma, Inc.	202,900	2,859,719
Azbil Corp.	12,600	327,597
Bandai Namco Holdings, Inc.	22,100	1,365,718
Bridgestone Corp.	63,100	2,421,487
Brother Industries, Ltd.	26,000	382,491
Canon, Inc.#	110,600	2,388,596
Capcom Co., Ltd.	19,100	601,105
Central Japan Railway Co.	15,900	1,787,881
Chiba Bank, Ltd.	58,300	426,904
Chubu Electric Power Co., Inc.	70,800	734,234
Chugai Pharmaceutical Co., Ltd.	74,200	1,849,618
Concordia Financial Group, Ltd.	119,700	514,300
CyberAgent, Inc.#	47,296	405,032
Dai Nippon Printing Co., Ltd.	24,500	656,788
Daifuku Co., Ltd.	11,191	610,695
Dai-ichi Life Holdings, Inc.	108,300	2,309,493
Daiichi Sankyo Co., Ltd.	193,700	6,093,181
Daikin Industries, Ltd.	27,500	4,715,122
Daito Trust Construction Co., Ltd.	6,900	650,193
Daiwa House Industry Co., Ltd.	66,300	1,530,468
Daiwa House REIT Investment Corp.	243	501,688
Daiwa Securities Group, Inc.#	146,900	702,375
Denso Corp.	47,900	2,546,716
Dentsu Group, Inc.	23,800	763,879
Disco Corp.	3,200	1,003,562
East Japan Railway Co.#	33,400	1,694,102
Eisai Co., Ltd.	27,900	1,506,524
ENEOS Holdings, Inc.	339,200	1,171,648
FANUC Corp.	21,200	3,607,682
Fast Retailing Co., Ltd.	19,200	3,793,324
Fuji Electric Co., Ltd.	14,000	540,854
FUJIFILM Holdings Corp.	39,800	1,857,363
Fujitsu, Ltd.	21,700	2,792,288
GLP J-REIT	469	492,923
GMO Payment Gateway, Inc.	4,700	386,273

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc.	25,800	$ 287,646
Hamamatsu Photonics KK	15,500	760,457
Hankyu Hanshin Holdings, Inc.	25,200	717,197
Hikari Tsushin, Inc.	2,200	319,445
Hirose Electric Co., Ltd.	3,335	407,827
Hitachi Construction Machinery Co., Ltd.	11,900	266,134
Hitachi, Ltd.	107,100	5,419,698
Honda Motor Co., Ltd.	180,200	4,687,807
Hoshizaki Corp.#	12,000	425,251
Hoya Corp.	39,900	3,947,361
Hulic Co., Ltd.	42,300	336,772
Ibiden Co., Ltd.#	12,500	429,198
Idemitsu Kosan Co., Ltd.#	22,976	512,153
Iida Group Holdings Co., Ltd.#	15,900	264,270
Inpex Corp.	115,000	1,210,348
Isuzu Motors, Ltd.	64,500	771,698
Ito En, Ltd.	5,943	200,348
ITOCHU Corp.#	131,400	3,926,897
Itochu Techno-Solutions Corp.#	10,600	235,893
Japan Airlines Co., Ltd.†	15,800	297,537
Japan Exchange Group, Inc.#	55,500	828,291
Japan Metropolitan Fund Investment Corp.#	768	577,036
Japan Post Bank Co., Ltd.#	45,400	392,130
Japan Post Holdings Co., Ltd.	262,800	2,335,485
Japan Post Insurance Co., Ltd.	21,900	379,918
Japan Real Estate Investment Corp.	138	571,643
Japan Tobacco, Inc.	132,600	2,697,188
JFE Holdings, Inc.	54,100	669,917
JSR Corp.	19,600	445,536
Kajima Corp.	46,500	555,657
Kakaku.com, Inc.#	14,700	219,385
Kansai Electric Power Co., Inc.	77,500	729,720
Kao Corp.	52,500	1,962,653
KDDI Corp.	178,300	5,219,814
Keio Corp.#	11,300	393,805
Keisei Electric Railway Co., Ltd.#	14,200	410,393
Keyence Corp.	21,500	9,299,218
Kikkoman Corp.	16,100	753,237
Kintetsu Group Holdings Co., Ltd.#	18,900	572,601
Kirin Holdings Co., Ltd.	90,900	1,361,280
Kobayashi Pharmaceutical Co., Ltd.	5,901	355,391
Kobe Bussan Co., Ltd.#	16,640	455,246
Koei Tecmo Holdings Co., Ltd.	12,860	215,538
Koito Manufacturing Co., Ltd.	23,100	388,011
Komatsu, Ltd.	102,200	2,447,005
Konami Group Corp.	10,300	454,651
Kose Corp.	3,679	415,848
Kubota Corp.	112,800	1,702,915
Kurita Water Industries, Ltd.#	11,600	524,814
Kyocera Corp.	35,500	1,748,992
Kyowa Kirin Co., Ltd.	29,700	635,860
Lasertec Corp.	8,325	1,354,330
LIXIL Corp.	31,700	505,458
M3, Inc.	48,800	1,165,566
Makita Corp.#	24,700	616,797
Marubeni Corp.	170,900	2,184,026
Mazda Motor Corp.	62,500	563,237
McDonald's Holdings Co. Japan, Ltd.#	9,500	376,079
MEIJI Holdings Co., Ltd.	12,300	563,710
Minebea Mitsumi, Inc.#	40,000	693,915
MISUMI Group, Inc.	31,500	749,587
Mitsubishi Chemical Group Corp.	140,800	820,054
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Corp.	139,600	$ 4,746,123
Mitsubishi Electric Corp.	213,600	2,404,971
Mitsubishi Estate Co., Ltd.	130,700	1,627,570
Mitsubishi HC Capital, Inc.	72,800	380,161
Mitsubishi Heavy Industries, Ltd.	35,300	1,300,206
Mitsubishi UFJ Financial Group, Inc.	1,321,300	9,365,698
Mitsui & Co., Ltd.	158,400	4,448,765
Mitsui Chemicals, Inc.	20,300	489,776
Mitsui Fudosan Co., Ltd.	100,200	1,909,728
Mitsui OSK Lines, Ltd.#	38,000	993,573
Mizuho Financial Group, Inc.	266,620	4,156,299
MonotaRO Co., Ltd.	27,600	375,419
MS&AD Insurance Group Holdings, Inc.	49,200	1,608,743
Murata Manufacturing Co., Ltd.	63,500	3,413,903
NEC Corp.	27,000	966,729
Nexon Co., Ltd.	52,600	1,140,430
NGK Insulators, Ltd.	26,200	347,909
Nidec Corp.	49,400	2,502,019
Nihon M&A Center Holdings, Inc.	33,348	278,482
Nintendo Co., Ltd.	122,000	4,591,297
Nippon Building Fund, Inc.#	169	713,709
Nippon Express Holdings, Inc.	8,500	474,459
Nippon Paint Holdings Co., Ltd.	91,700	800,788
Nippon Prologis REIT, Inc.	235	501,568
Nippon Sanso Holdings Corp.	19,100	340,603
Nippon Shinyaku Co., Ltd.	5,400	241,930
Nippon Steel Corp.	89,300	1,991,878
Nippon Telegraph & Telephone Corp.	132,100	3,829,450
Nippon Yusen KK#	53,500	1,387,845
Nissan Chemical Corp.	14,100	619,280
Nissan Motor Co., Ltd.	256,600	994,324
Nisshin Seifun Group, Inc.	21,700	250,860
Nissin Foods Holdings Co., Ltd.	6,900	574,683
Nitori Holdings Co., Ltd.#	8,900	1,006,647
Nitto Denko Corp.	15,700	945,540
Nomura Holdings, Inc.	321,700	1,326,211
Nomura Real Estate Holdings, Inc.	13,000	289,780
Nomura Real Estate Master Fund, Inc.	467	517,917
Nomura Research Institute, Ltd.	37,200	830,583
NTT Data Corp.	69,600	966,134
Obayashi Corp.	71,500	528,813
OBIC Co., Ltd.#	7,700	1,127,671
Odakyu Electric Railway Co., Ltd.#	32,399	392,867
Oji Holdings Corp.	89,400	363,102
Olympus Corp.	135,000	2,274,540
Omron Corp.	20,500	1,100,922
Ono Pharmaceutical Co., Ltd.	39,900	814,674
Open House Group Co., Ltd.	8,700	313,099
Oracle Corp. Japan	4,300	293,078
Oriental Land Co., Ltd.	22,100	3,531,163
ORIX Corp.	132,100	2,368,787
Osaka Gas Co., Ltd.	41,500	674,522
Otsuka Corp.	12,500	421,395
Otsuka Holdings Co., Ltd.	43,100	1,308,622
Pan Pacific International Holdings Corp.	42,100	769,924
Panasonic Holdings Corp.	244,130	2,128,327
Persol Holdings Co., Ltd.	19,574	392,041
Rakuten Group, Inc.#	95,700	472,332
Recruit Holdings Co., Ltd.	159,383	4,335,901
Renesas Electronics Corp.†	129,600	1,679,075
Resona Holdings, Inc.	238,900	1,315,788
Ricoh Co., Ltd.	63,000	489,545
Rohm Co., Ltd.	9,700	746,620

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.#	27,000	$ 582,417
SCSK Corp.	17,142	248,654
Secom Co., Ltd.	23,200	1,350,032
Seiko Epson Corp.#	30,800	424,601
Sekisui Chemical Co., Ltd.	40,800	546,877
Sekisui House, Ltd.	68,100	1,290,176
Seven & i Holdings Co., Ltd.	83,300	3,725,879
SG Holdings Co., Ltd.	31,656	456,397
Sharp Corp.#	25,200	173,978
Shimadzu Corp.	26,100	754,313
Shimano, Inc.	8,100	1,262,102
Shimizu Corp.	60,800	328,214
Shin-Etsu Chemical Co., Ltd.	41,500	5,836,914
Shionogi & Co., Ltd.	29,300	1,303,872
Shiseido Co., Ltd.	44,200	2,035,755
Shizuoka Financial Group, Inc.	49,200	393,152
SMC Corp.	6,300	3,197,312
SoftBank Corp.	317,500	3,585,298
SoftBank Group Corp.	133,300	5,401,315
Sompo Holdings, Inc.	34,600	1,483,819
Sony Group Corp.	139,400	11,702,413
Square Enix Holdings Co., Ltd.	9,500	423,525
Subaru Corp.	68,000	1,092,505
SUMCO Corp.	38,504	531,372
Sumitomo Chemical Co., Ltd.#	163,800	573,850
Sumitomo Corp.	124,500	2,124,149
Sumitomo Electric Industries, Ltd.	79,000	972,160
Sumitomo Metal Mining Co., Ltd.	27,200	1,010,848
Sumitomo Mitsui Financial Group, Inc.	144,400	6,333,640
Sumitomo Mitsui Trust Holdings, Inc.	37,200	1,378,385
Sumitomo Realty & Development Co., Ltd.	34,100	805,196
Suntory Beverage & Food, Ltd.	15,300	537,138
Suzuki Motor Corp.	40,600	1,426,241
Sysmex Corp.	18,500	1,108,872
T&D Holdings, Inc.#	58,300	882,496
Taisei Corp.#	19,900	648,937
Takeda Pharmaceutical Co., Ltd.	166,200	5,141,452
TDK Corp.	43,000	1,440,123
Terumo Corp.	71,400	1,919,837
TIS, Inc.	24,856	617,041
Tobu Railway Co., Ltd.#	20,800	464,412
Toho Co., Ltd.#	12,300	428,203
Tokio Marine Holdings, Inc.	202,900	4,307,462
Tokyo Electric Power Co. Holdings, Inc.†	168,100	558,049
Tokyo Electron, Ltd.	16,500	5,660,571
Tokyo Gas Co., Ltd.	43,300	835,756
Tokyu Corp.#	58,700	707,047
Toppan, Inc.	28,800	520,983
Toray Industries, Inc.	152,600	873,313
Toshiba Corp.	43,000	1,331,798
Tosoh Corp.	28,600	389,021
TOTO, Ltd.	15,600	520,745
Toyota Industries Corp.	16,200	950,667
Toyota Motor Corp.	1,172,200	16,034,832
Toyota Tsusho Corp.	23,400	955,558
Trend Micro, Inc.	14,800	696,765
Unicharm Corp.	44,600	1,651,925
USS Co., Ltd.	22,699	368,272
Welcia Holdings Co., Ltd.#	10,400	227,547
West Japan Railway Co.	24,300	943,052
Yakult Honsha Co., Ltd.	14,200	968,881
Yamaha Corp.	15,500	588,557
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yamaha Motor Co., Ltd.	32,900	$ 842,103
Yamato Holdings Co., Ltd.#	31,500	532,345
Yaskawa Electric Corp.	26,400	1,039,286
Yokogawa Electric Corp.	25,100	374,965
Z Holdings Corp.	295,200	799,385
ZOZO, Inc.#	13,793	306,444
		352,405,034
Jersey — 0.6%
Experian PLC	101,759	3,433,342
Glencore PLC	1,079,892	6,434,338
WPP PLC	120,714	1,486,857
		11,354,537
Luxembourg — 0.2%
ArcelorMittal SA	58,218	1,751,562
Aroundtown SA	110,029	285,358
Eurofins Scientific SE	14,892	1,039,584
Tenaris SA	52,197	865,673
		3,942,177
Netherlands — 5.5%
ABN AMRO Bank NV CVA*	44,644	788,809
Adyen NV*#†	2,397	3,410,494
Aegon NV	196,929	1,027,503
AerCap Holdings NV†	14,946	933,228
Airbus SE	65,338	8,570,771
Akzo Nobel NV	20,075	1,470,195
Argenx SE †	6,086	2,202,796
ASM International NV	5,177	1,768,655
ASML Holding NV	44,930	27,753,107
CNH Industrial NV	113,112	1,857,388
Davide Campari-Milano NV	57,568	645,126
Euronext NV*	9,471	692,608
EXOR NV†	11,988	988,510
Ferrari NV	13,933	3,614,969
Heineken Holding NV	11,143	954,072
Heineken NV	28,651	2,924,351
IMCD NV	6,299	998,701
ING Groep NV†	416,418	5,842,946
JDE Peet's NV	11,033	324,882
Just Eat Takeaway.com NV *#†	20,098	440,033
Koninklijke Ahold Delhaize NV	115,591	3,669,651
Koninklijke DSM NV	19,320	2,384,736
Koninklijke KPN NV	365,139	1,251,698
Koninklijke Philips NV	98,302	1,606,398
NN Group NV	30,840	1,249,325
OCI NV	11,589	384,891
Prosus NV	91,685	6,586,555
QIAGEN NV†	25,167	1,159,529
Randstad NV	13,152	808,221
Stellantis NV	243,259	4,259,261
STMicroelectronics NV	75,547	3,629,732
Universal Music Group NV	80,178	1,895,375
Wolters Kluwer NV	29,018	3,359,275
		99,453,791
New Zealand — 0.2%
Auckland International Airport, Ltd.†	137,690	744,069
Fisher & Paykel Healthcare Corp., Ltd.	63,819	1,025,152
Mercury NZ, Ltd.	76,098	295,012
Meridian Energy, Ltd.	141,623	464,973

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	206,879	$ 639,566
Xero, Ltd.†	14,928	780,501
		3,949,273
Norway — 0.7%
Adevinta ASA†	31,975	239,240
Aker BP ASA#	34,931	942,836
DNB Bank ASA	102,823	2,055,509
Equinor ASA	105,302	3,246,325
Gjensidige Forsikring ASA	22,027	391,127
Kongsberg Gruppen ASA	9,835	409,318
Mowi ASA#	45,503	787,171
Norsk Hydro ASA	148,655	1,083,048
Orkla ASA	82,614	556,233
Salmar ASA	7,222	300,430
Telenor ASA	76,967	863,811
Yara International ASA	18,302	870,794
		11,745,842
Portugal — 0.2%
EDP - Energias de Portugal SA	306,847	1,550,060
Galp Energia SGPS SA	55,136	674,148
Jeronimo Martins SGPS SA	31,125	639,324
		2,863,532
Singapore — 1.2%
CapitaLand Ascendas REIT	371,524	763,188
CapitaLand Integrated Commercial Trust	584,068	840,292
Capitaland Investment, Ltd.	286,200	789,547
City Developments, Ltd.	45,100	257,867
DBS Group Holdings, Ltd.	200,200	5,073,109
Genting Singapore, Ltd.	665,900	503,703
Jardine Cycle & Carriage, Ltd.	10,900	240,157
Keppel Corp., Ltd.	161,000	654,292
Mapletree Logistics Trust	371,578	465,695
Mapletree Pan Asia Commercial Trust	259,300	330,747
Oversea-Chinese Banking Corp., Ltd.	374,300	3,516,913
Sembcorp Marine, Ltd.†	3,072,690	287,114
Singapore Airlines, Ltd.	147,349	621,763
Singapore Exchange, Ltd.	94,300	609,109
Singapore Technologies Engineering, Ltd.	172,000	455,367
Singapore Telecommunications, Ltd.	912,700	1,604,137
United Overseas Bank, Ltd.	130,500	2,895,591
UOL Group, Ltd.	51,200	259,332
Venture Corp., Ltd.	30,552	389,023
Wilmar International, Ltd.	211,200	617,100
		21,174,046
Spain — 2.5%
Acciona SA	2,715	511,442
ACS Actividades de Construccion y Servicios SA	24,342	737,895
Aena SME SA*†	8,290	1,283,683
Amadeus IT Group SA†	49,797	3,128,614
Banco Bilbao Vizcaya Argentaria SA	670,662	5,230,104
Banco Santander SA	1,856,395	7,309,160
CaixaBank SA	490,048	2,100,247
Cellnex Telecom SA*	60,072	2,259,416
Corp. ACCIONA Energias Renovables SA	7,279	281,937
EDP Renovaveis SA#	31,698	650,758
Enagas SA	27,411	491,715
Endesa SA	34,937	686,214
Ferrovial SA	53,999	1,499,833
Grifols SA#†	32,810	400,301
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA	679,216	$ 7,805,487
Industria de Diseno Textil SA	120,576	3,709,941
Naturgy Energy Group SA#	15,998	440,963
Red Electrica Corp. SA	44,637	741,709
Repsol SA	152,516	2,420,548
Siemens Gamesa Renewable Energy SA#†	26,256	501,266
Telefonica SA	574,537	2,338,989
		44,530,222
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.#	291,769	186,598
HKT Trust & HKT, Ltd.	417,000	541,876
Unibail-Rodamco-Westfield†	13,037	826,526
		1,555,000
Sweden — 2.9%
Alfa Laval AB	31,909	1,051,644
Assa Abloy AB, Class B	110,791	2,699,922
Atlas Copco AB, Class A	296,908	3,536,348
Atlas Copco AB, Class B	172,534	1,823,243
Boliden AB	30,233	1,242,331
Electrolux AB, Class B	24,221	293,901
Embracer Group AB†	71,843	347,548
Epiroc AB, Class A	72,711	1,399,624
Epiroc AB, Class B	42,877	706,152
EQT AB	32,839	737,215
Essity AB, Class B	67,317	1,819,900
Evolution AB*	20,211	2,445,477
Fastighets AB Balder, Class B†	69,487	345,311
Getinge AB, Class B	25,140	541,562
H & M Hennes & Mauritz AB, Class B	80,729	1,018,290
Hexagon AB, Class B	215,151	2,387,255
Holmen AB, Class B	10,318	416,939
Husqvarna AB, Class B	46,081	409,041
Industrivarden AB, Class A	14,464	398,216
Industrivarden AB, Class C	16,941	465,440
Indutrade AB	30,044	640,028
Investment AB Latour, Class B	16,305	338,312
Investor AB, Class A	55,126	1,132,221
Investor AB, Class B	201,390	3,897,747
Kinnevik AB, Class B†	26,641	397,401
L E Lundbergforetagen AB, Class B	8,370	389,155
Lifco AB, Class B	25,621	513,007
Nibe Industrier AB, Class B	167,518	1,734,711
Sagax AB, Class B	20,936	516,200
Sandvik AB	117,857	2,429,647
Securitas AB, Class B	54,390	469,599
Skandinaviska Enskilda Banken AB, Class A	178,619	2,236,150
Skanska AB, Class B	37,421	681,357
SKF AB, Class B	42,166	802,999
Svenska Cellulosa AB SCA, Class B	66,971	935,982
Svenska Handelsbanken AB, Class A	161,227	1,711,150
Swedbank AB, Class A	100,102	2,044,498
Swedish Orphan Biovitrum AB†	18,580	427,936
Tele2 AB, Class B	62,976	579,586
Telefonaktiebolaget LM Ericsson, Class B	322,631	1,790,682
Telia Co. AB	292,393	755,563
Volvo AB, Class A	22,137	461,434
Volvo AB, Class B	166,801	3,343,031
Volvo Car AB, Class B†	65,546	309,697
		52,623,452

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland — 9.1%
ABB, Ltd.	173,741	$ 5,770,153
Adecco Group AG	17,749	630,548
Alcon, Inc.	55,235	3,762,677
Bachem Holding AG#	3,655	364,588
Baloise Holding AG	5,038	837,126
Banque Cantonale Vaudoise	3,330	296,813
Barry Callebaut AG	393	781,953
BKW AG	2,335	340,637
Chocoladefabriken Lindt & Spruengli AG	12	1,328,874
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	115	1,260,073
Cie Financiere Richemont SA	57,700	8,683,946
Clariant AG	23,762	384,743
Coca-Cola HBC AG	22,137	566,367
Credit Suisse Group AG	398,146	1,205,619
EMS-Chemie Holding AG	773	585,177
Geberit AG	3,965	2,142,788
Givaudan SA	1,021	3,079,748
Holcim AG	61,274	3,782,418
Julius Baer Group, Ltd.	23,633	1,564,744
Kuehne & Nagel International AG	6,006	1,536,812
Logitech International SA	19,135	1,045,888
Lonza Group AG	8,232	4,901,530
Nestle SA	303,976	34,236,634
Novartis AG	239,129	20,128,627
Partners Group Holding AG	2,509	2,380,466
Roche Holding AG	77,659	22,410,911
Roche Holding AG (BR)#	2,948	911,459
Schindler Holding AG	2,583	555,351
Schindler Holding AG (Participation Certificate)	4,501	1,010,258
SGS SA	704	1,613,030
SIG Group AG	33,683	814,672
Sika AG	16,144	4,523,440
Sonova Holding AG	5,935	1,456,890
Straumann Holding AG	12,338	1,635,504
Swatch Group AG (TRQX)	5,776	368,877
Swatch Group AG (XEGT)	3,185	1,106,473
Swiss Life Holding AG	3,407	2,048,143
Swiss Prime Site AG	8,439	712,322
Swiss Re AG	33,340	3,476,125
Swisscom AG	2,863	1,764,278
Temenos AG	6,988	514,019
UBS Group AG	370,121	8,036,284
VAT Group AG*#	2,984	901,045
Zurich Insurance Group AG	16,631	7,882,442
		163,340,472
United Kingdom — 13.4%
3i Group PLC	107,582	2,105,419
Abrdn PLC#	237,821	642,497
Admiral Group PLC	19,770	523,405
Anglo American PLC	140,459	4,873,394
Antofagasta PLC	43,376	819,145
Ashtead Group PLC	48,710	3,228,354
Associated British Foods PLC	39,185	945,973
AstraZeneca PLC	171,275	22,414,769
Auto Trader Group PLC*	103,958	744,523
Aviva PLC	309,808	1,663,521
BAE Systems PLC	346,019	3,737,556
Barclays PLC	1,776,847	3,732,546
Barratt Developments PLC	112,475	634,648
Berkeley Group Holdings PLC	12,074	609,394
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
BP PLC	2,079,837	$ 13,772,032
British American Tobacco PLC	236,252	8,933,062
British Land Co. PLC	96,958	520,968
BT Group PLC	768,231	1,287,687
Bunzl PLC	37,313	1,330,300
Burberry Group PLC	43,340	1,285,563
Coca-Cola Europacific Partners PLC	22,722	1,249,710
Compass Group PLC	195,203	4,508,158
Croda International PLC	15,435	1,218,300
Diageo PLC	251,692	10,683,965
GSK PLC	449,591	7,708,427
Haleon PLC†	561,417	2,174,129
Halma PLC	41,965	1,092,335
Hargreaves Lansdown PLC	39,178	390,951
Hikma Pharmaceuticals PLC	18,272	380,667
HSBC Holdings PLC	2,207,198	16,874,720
Imperial Brands PLC	99,802	2,406,939
Informa PLC	160,288	1,288,691
InterContinental Hotels Group PLC	20,341	1,371,629
Intertek Group PLC	17,840	895,692
J Sainsbury PLC	193,195	623,255
JD Sports Fashion PLC	284,036	618,733
Johnson Matthey PLC	20,226	530,855
Kingfisher PLC	217,495	751,355
Land Securities Group PLC#	78,185	646,840
Legal & General Group PLC	660,203	2,032,166
Lloyds Banking Group PLC	7,538,785	4,771,595
London Stock Exchange Group PLC	36,378	3,252,040
M&G PLC	277,717	715,873
Melrose Industries PLC	448,162	807,799
Mondi PLC	53,671	901,555
National Grid PLC	404,571	5,099,968
NatWest Group PLC	587,454	2,065,447
Next PLC	14,288	1,175,888
Ocado Group PLC#†	63,579	419,700
Pearson PLC	73,221	808,870
Persimmon PLC	35,111	613,438
Phoenix Group Holdings PLC	82,459	628,243
Prudential PLC	303,900	4,640,607
Reckitt Benckiser Group PLC	79,099	5,482,210
RELX PLC	212,185	6,388,324
Rentokil Initial PLC	277,331	1,709,302
Rio Tinto PLC	124,292	8,539,703
Rolls-Royce Holdings PLC†	924,925	1,612,524
Sage Group PLC	112,614	1,014,037
Schroders PLC	80,531	481,815
Segro PLC	133,649	1,323,695
Severn Trent PLC	27,796	919,781
Shell PLC	802,977	24,402,471
Smith & Nephew PLC	96,084	1,370,715
Smiths Group PLC	40,054	849,636
Spirax-Sarco Engineering PLC	8,126	1,142,134
SSE PLC	118,019	2,477,897
St. James's Place PLC	59,871	922,883
Standard Chartered PLC	276,366	2,606,891
Taylor Wimpey PLC	392,509	581,663
Tesco PLC	825,116	2,530,851
Unilever PLC	281,351	13,997,175
United Utilities Group PLC	75,374	922,955

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	2,919,289	$ 3,503,741
Whitbread PLC	22,219	825,570
		240,759,269
Total Common Stocks (cost $1,466,970,637)		1,657,402,213
UNAFFILIATED INVESTMENT COMPANIES — 4.3%
United States — 4.3%
iShares MSCI EAFE ETF (cost $76,855,350)	1,100,000	76,285,000
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	94,272	110,102
RIGHTS — 0.0%
Hong Kong — 0.0%
Link REIT Expires 03/21/2023† (cost $0)	46,680	44,007
Total Long-Term Investment Securities (cost $1,543,825,987)		1,733,841,322
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government — 0.4%
United States Treasury Bills
1.91%, 05/18/2023(1)	$ 200,000	197,980
1.93%, 04/20/2023(1)	100,000	99,363
1.97%, 04/20/2023(1)	500,000	496,813
2.01%, 04/20/2023(1)	100,000	99,363
2.60%, 06/15/2023(1)	3,500,000	3,451,716
2.77%, 06/15/2023(1)	250,000	246,551
2.82%, 05/18/2023(1)	10,000	9,899
2.86%, 05/18/2023(1)	500,000	494,949
3.96%, 10/05/2023(1)	500,000	485,884
4.41%, 11/02/2023(1)	850,000	822,500
4.55%, 11/02/2023(1)	1,600,000	1,548,236
		7,953,254
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(2)(3)	21,523,359	21,523,359
Total Short-Term Investments (cost $29,509,170)		29,476,613
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 6.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $120,527,765 and collateralized by $21,000,000 of United States Treasury Notes, bearing interest at 0.63% due 05/15/2030 and by $87,002,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate combined value of $122,933,776 (cost $120,523,212)	$120,523,212	$ 120,523,212
TOTAL INVESTMENTS (cost $1,693,858,369)	105.1%	1,883,841,147
Other assets less liabilities	(5.1)	(92,056,356)
NET ASSETS	100.0%	$1,791,784,791
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $24,628,016 representing 1.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of February 28, 2023.
(3)	At February 28, 2023, the Fund had loaned securities with a total value of $44,496,138. This was secured by collateral of $21,523,359, which was received in cash and subsequently invested in short-term investments currently valued at $21,523,359 as reported in the Portfolio of Investments. Additional collateral of $25,490,067 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/09/2023 to 06/01/2023	$282,577
United States Treasury Notes/Bonds	0.00% to 5.50%	05/31/2023 to 02/15/2052	25,207,490
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
567	Long	MSCI EAFE Index	March 2023	$59,822,735	$58,021,110	$(1,801,625)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	10.5%
Pharmaceuticals	8.3
Repurchase Agreements	6.7
Insurance	5.0
Oil & Gas	4.7

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Unaffiliated Investment Companies	4.3%
Food	3.9
Auto Manufacturers	3.4
Telecommunications	3.0
Semiconductors	2.9
Mining	2.9
Chemicals	2.7
Electric	2.7
Commercial Services	2.5
Apparel	2.4
Cosmetics/Personal Care	2.0
Beverages	1.9
Machinery-Diversified	1.9
Retail	1.9
Healthcare-Products	1.8
Building Materials	1.8
Short-Term Investments	1.6
Aerospace/Defense	1.4
Transportation	1.3
Diversified Financial Services	1.3
Distribution/Wholesale	1.3
Computers	1.3
Software	1.2
Electronics	1.2
Engineering & Construction	1.2
Electrical Components & Equipment	1.1
Miscellaneous Manufacturing	1.0
Machinery-Construction & Mining	1.0
Biotechnology	0.9
Entertainment	0.9
Internet	0.8
Home Furnishings	0.8
Agriculture	0.8
REITS	0.7
Real Estate	0.7
Healthcare-Services	0.7
Auto Parts & Equipment	0.6
Investment Companies	0.5
Iron/Steel	0.5
Household Products/Wares	0.4
Forest Products & Paper	0.4
Private Equity	0.4
Toys/Games/Hobbies	0.4
Food Service	0.4
Media	0.3
Lodging	0.3
Hand/Machine Tools	0.3
Gas	0.3
Advertising	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Home Builders	0.2
Office/Business Equipment	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Holding Companies-Diversified	0.1
Pipelines	0.1
105.1%
*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,657,402,213	$—	$—	$1,657,402,213
Unaffiliated Investment Companies	76,285,000	—	—	76,285,000
Warrants	110,102	—	—	110,102
Rights	—	44,007	—	44,007
Short-Term Investments:
U.S. Government	—	7,953,254	—	7,953,254
Other Short-Term Investments	21,523,359	—	—	21,523,359
Repurchase Agreements	—	120,523,212	—	120,523,212
Total Investments at Value	$1,755,320,674	$128,520,473	$—	$1,883,841,147
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,801,625	$—	$—	$1,801,625
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.2%
British Virgin Islands — 0.8%
China Cinda 2020 I Management, Ltd.
2.50%, 01/20/2028	$ 200,000	$ 170,476
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	420,000	372,785
		543,261
Cayman Islands — 0.5%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	131,169
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	190,740
		321,909
Chile — 0.5%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	400,000	342,000
Colombia — 0.6%
Ecopetrol SA
6.88%, 04/29/2030	300,000	266,400
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031*	240,000	169,920
		436,320
Jersey — 0.5%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036	400,000	316,127
Luxembourg — 0.2%
Minerva Luxembourg SA
4.38%, 03/18/2031*	200,000	157,025
Malaysia — 0.6%
Petronas Capital, Ltd.
3.50%, 03/18/2025	400,000	386,416
Mauritius — 0.5%
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	311,263
Mexico — 0.8%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	209,337
6.75%, 09/21/2047	500,000	325,107
		534,444
Netherlands — 1.5%
Braskem Netherlands Finance BV
4.50%, 01/31/2030	300,000	252,758
Minejesa Capital BV
5.63%, 08/10/2037	250,000	199,255
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	420,000	357,556
Prosus NV
4.99%, 01/19/2052	300,000	215,606
		1,025,175
Peru — 0.4%
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	269,250
Singapore — 0.3%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	248,130	225,938
Total Corporate Bonds & Notes (cost $5,666,191)		4,869,128
Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.6%
United States — 32.6%
United States Treasury Bonds
1.38%, 11/15/2040		$ 970,000	$ 637,358
1.88%, 02/15/2041		940,000	671,843
2.00%, 11/15/2041 to 08/15/2051		1,510,000	1,043,801
2.50%, 02/15/2045		470,000	359,054
2.88%, 05/15/2049		370,000	302,591
3.00%, 02/15/2047		1,120,000	932,225
3.13%, 08/15/2044		840,000	718,298
3.38%, 05/15/2044 to 11/15/2048		1,090,000	973,341
3.75%, 11/15/2043		470,000	445,398
United States Treasury Notes
0.25%, 05/15/2024 to 07/31/2025		1,335,000	1,219,658
0.88%, 01/31/2024 to 09/30/2026		2,650,000	2,510,588
2.00%, 08/15/2025#		1,870,000	1,757,216
2.13%, 03/31/2024		1,870,000	1,810,467
2.13%, 05/15/2025#		470,000	444,591
2.25%, 11/15/2024#		1,400,000	1,338,969
2.38%, 08/15/2024#		1,920,000	1,847,625
2.38%, 05/15/2027		1,120,000	1,037,837
2.50%, 05/15/2024		1,600,000	1,550,813
2.75%, 02/15/2024		1,120,000	1,094,887
3.13%, 11/15/2028		1,120,000	1,061,681
4.13%, 11/15/2032		450,000	457,172
Total U.S. Government & Agency Obligations (cost $25,117,522)			22,215,413
FOREIGN GOVERNMENT OBLIGATIONS — 56.6%
Angola — 0.7%
Republic of Angola
8.75%, 04/14/2032		500,000	448,825
Australia — 0.4%
Commonwealth of Australia
3.00%, 03/21/2047	AUD	559,000	307,803
Austria — 0.9%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	637,902
Belgium — 1.3%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	935,000	870,910
Canada — 1.5%
Government of Canada
1.00%, 09/01/2026	CAD	515,000	344,803
1.25%, 03/01/2025	CAD	935,000	647,908
			992,711
Chile — 0.3%
Republic of Chile
3.13%, 01/21/2026		200,000	190,717
Colombia — 0.7%
Republic of Colombia
3.13%, 04/15/2031#		300,000	217,295
4.50%, 03/15/2029		300,000	256,905
			474,200
Dominican Republic — 0.8%
Dominican Republic
5.50%, 02/22/2029		300,000	277,976
5.88%, 01/30/2060		400,000	299,797
			577,773

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador — 0.2%
Republic of Ecuador
2.50%, 07/31/2035(1)		$ 315,000	$ 111,373
Egypt — 1.4%
Arab Republic of Egypt
5.63%, 04/16/2030	EUR	250,000	175,843
7.50%, 02/16/2061		200,000	116,526
7.60%, 03/01/2029		300,000	235,095
7.63%, 05/29/2032		630,000	445,649
			973,113
Finland — 0.7%
Republic of Finland
0.50%, 09/15/2028*	EUR	560,000	513,975
France — 4.8%
Government of France
0.75%, 11/25/2028	EUR	935,000	872,963
1.25%, 05/25/2034 to 05/25/2036	EUR	1,405,000	1,177,978
1.75%, 05/25/2066*	EUR	235,000	161,067
6.00%, 10/25/2025	EUR	935,000	1,059,709
			3,271,717
Germany — 4.7%
Federal Republic of Germany
0.25%, 08/15/2028	EUR	750,000	696,667
0.50%, 02/15/2026	EUR	468,000	461,685
4.75%, 07/04/2034 to 07/04/2040	EUR	610,000	821,796
5.50%, 01/04/2031	EUR	560,000	711,366
6.50%, 07/04/2027	EUR	400,000	486,367
			3,177,881
Guatemala — 0.8%
Republic of Guatemala
4.50%, 05/03/2026		200,000	191,692
4.90%, 06/01/2030		400,000	375,451
			567,143
Hungary — 0.7%
Republic of Hungary
3.13%, 09/21/2051		300,000	182,124
6.75%, 09/25/2052*		200,000	204,855
7.63%, 03/29/2041		100,000	111,958
			498,937
Indonesia — 1.6%
Republic of Indonesia
3.85%, 10/15/2030		600,000	560,865
4.13%, 01/15/2025		400,000	392,025
8.50%, 10/12/2035		100,000	126,809
			1,079,699
Ireland — 0.8%
Republic of Ireland
1.00%, 05/15/2026	EUR	565,000	561,719
Israel — 0.3%
Israel Government USAID
3.15%, 06/30/2023		200,000	198,044
Italy — 2.9%
Republic of Italy
1.25%, 12/01/2026	EUR	470,000	453,568
2.00%, 02/01/2028	EUR	465,000	451,067
2.70%, 03/01/2047*	EUR	470,000	365,268
Security Description		Shares or Principal Amount	Value

Italy (continued)
2.80%, 12/01/2028	EUR	375,000	$ 373,394
3.00%, 08/01/2029	EUR	180,000	179,515
4.75%, 09/01/2028*	EUR	140,000	154,080
			1,976,892
Ivory Coast — 0.7%
Republic of Ivory Coast
6.13%, 06/15/2033		$ 200,000	172,666
6.38%, 03/03/2028		300,000	286,500
			459,166
Japan — 8.7%
Government of Japan
0.10%, 06/20/2030 to 12/20/2030	JPY	120,000,000	855,757
0.90%, 06/20/2042	JPY	130,000,000	905,374
1.50%, 03/20/2034	JPY	90,000,000	714,705
1.70%, 09/20/2032	JPY	130,000,000	1,053,167
2.00%, 09/20/2041	JPY	100,000,000	834,387
2.30%, 12/20/2036 to 03/20/2039	JPY	180,000,000	1,562,546
			5,925,936
Mexico — 1.3%
United Mexican States
4.40%, 02/12/2052		200,000	151,435
8.50%, 05/31/2029	MXN	6,000,000	313,424
10.00%, 12/05/2024	MXN	8,000,000	429,193
			894,052
Morocco — 0.6%
Kingdom of Morocco
3.00%, 12/15/2032		500,000	380,060
Netherlands — 1.2%
Kingdom of the Netherlands
0.25%, 07/15/2029*	EUR	935,000	839,254
Nigeria — 0.7%
Federal Republic of Nigeria
8.25%, 09/28/2051		200,000	138,036
8.75%, 01/21/2031#		400,000	329,760
			467,796
Norway — 0.7%
Kingdom of Norway
3.00%, 03/14/2024*	NOK	4,680,000	448,133
Oman — 0.3%
Sultanate of Oman
5.38%, 03/08/2027		200,000	196,483
Panama — 1.8%
Republic of Panama
3.75%, 03/16/2025		400,000	386,551
3.87%, 07/23/2060		200,000	127,888
4.50%, 04/01/2056		300,000	219,090
6.40%, 02/14/2035		300,000	309,058
6.70%, 01/26/2036		200,000	210,915
			1,253,502
Paraguay — 0.5%
Republic of Paraquay
5.00%, 04/15/2026		360,000	350,962
Poland — 0.3%
Republic of Poland
4.00%, 01/22/2024		180,000	177,584

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar — 1.0%
State of Qatar
3.38%, 03/14/2024		$ 400,000	$ 391,960
4.40%, 04/16/2050		300,000	268,560
			660,520
Romania — 0.9%
Government of Romania
5.25%, 11/25/2027*		320,000	309,446
6.13%, 01/22/2044#		240,000	225,300
7.63%, 01/17/2053*		50,000	53,927
			588,673
Saudi Arabia — 1.1%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		300,000	206,820
4.63%, 10/04/2047		400,000	349,500
4.88%, 07/18/2033*		200,000	196,690
			753,010
Senegal — 0.4%
Republic of Senegal
6.25%, 05/23/2033		350,000	289,695
Serbia — 0.6%
Serbia International Bond
6.50%, 09/26/2033*#		400,000	388,600
South Africa — 0.9%
Republic of South Africa
4.30%, 10/12/2028		200,000	177,221
4.67%, 01/17/2024		180,000	177,410
5.65%, 09/27/2047		400,000	291,416
			646,047
Spain — 3.4%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	470,000	254,785
1.30%, 10/31/2026*	EUR	655,000	645,966
1.40%, 04/30/2028*	EUR	200,000	192,177
1.95%, 07/30/2030*	EUR	935,000	894,900
6.00%, 01/31/2029	EUR	281,000	338,637
			2,326,465
Sweden — 0.3%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	225,493
Trinidad and Tobago — 0.3%
Republic of Trinidad & Tobago
4.38%, 01/16/2024		200,000	196,371
Turkey — 0.9%
Republic of Turkey
6.88%, 03/17/2036		300,000	242,250
9.88%, 01/15/2028		350,000	354,774
			597,024
United Arab Emirates — 1.2%
Emirate of Abu Dhabi
2.70%, 09/02/2070		400,000	239,852
3.00%, 09/15/2051		200,000	140,072
3.13%, 10/11/2027		450,000	423,122
			803,046
Security Description		Shares or Principal Amount	Value

United Kingdom — 2.8%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	$ 291,586
1.25%, 07/22/2027	GBP	374,000	405,161
3.25%, 01/22/2044	GBP	374,000	391,914
4.25%, 03/07/2036	GBP	468,000	578,994
4.75%, 12/07/2030	GBP	187,000	241,246
			1,908,901
Uruguay — 0.5%
Oriental Republic of Uruguay
5.10%, 06/18/2050		$ 200,000	195,187
7.88%, 01/15/2033		130,000	159,255
			354,442
Total Foreign Government Obligations (cost $45,736,093)			38,562,549
Total Long-Term Investment Securities (cost $76,519,806)			65,647,090
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(2)(3) (cost $543,165)		543,165	543,165
TOTAL INVESTMENTS (cost $77,062,971)		97.2%	66,190,255
Other assets less liabilities		2.8	1,928,133
NET ASSETS		100.0%	$68,118,388
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $7,649,620 representing 11.2% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2023.
(2)	The rate shown is the 7-day yield as of February 28, 2023.
(3)	At February 28, 2023, the Fund had loaned securities with a total value of $6,127,143. This was secured by collateral of $543,165, which was received in cash and subsequently invested in short-term investments currently valued at $543,165 as reported in the Portfolio of Investments. Additional collateral of $5,865,367 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.85%	11/25/2033 to 01/15/2055	$2,119,569
Federal National Mtg. Assoc.	1.50% to 5.50%	10/25/2033 to 05/25/2053	1,343,919
Government National Mtg. Assoc.	1.25% to 5.63%	08/20/2050 to 12/16/2063	2,216,500
United States Treasury Notes/Bonds	0.13% to 4.75%	07/15/2023 to 11/15/2048	185,379
USAID—United States Agency for International Development

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
SEK—Swedish Krona
Industry Allocation*
Foreign Government Obligations	56.6%
U.S. Government & Agency Obligations	32.6
Electric	2.2
Oil & Gas	1.8
Short-Term Investments	0.8
Transportation	0.5
Internet	0.5
Forest Products & Paper	0.5
Pipelines	0.5
Chemicals	0.4
Banks	0.3
Diversified Financial Services	0.3
Food	0.2
97.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$4,869,128	$—	$4,869,128
U.S. Government & Agency Obligations	—	22,215,413	—	22,215,413
Foreign Government Obligations	—	38,562,549	—	38,562,549
Short-Term Investments	543,165	—	—	543,165
Total Investments at Value	$543,165	$65,647,090	$—	$66,190,255
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Bermuda — 4.3%
AutoStore Holdings, Ltd.*#†	1,568,466	$ 3,266,882
Brookfield Infrastructure Partners LP	420,359	13,876,051
		17,142,933
Canada — 8.5%
Brookfield Asset Management, Ltd.	99,573	3,347,644
Brookfield Corp.	386,416	12,848,332
Canada Goose Holdings, Inc.#†	577,002	10,853,408
Shopify, Inc., Class A†	172,473	7,095,539
		34,144,923
Cayman Islands — 1.5%
Grab Holdings, Ltd., Class A†	1,840,364	5,907,568
China — 2.3%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	780,274	9,240,412
Denmark — 10.9%
Chr. Hansen Holding A/S	107,001	7,418,704
DSV A/S	201,450	36,671,254
		44,089,958
France — 9.1%
Hermes International	15,313	27,785,189
Pernod Ricard SA	42,089	8,801,114
		36,586,303
Germany — 6.7%
adidas AG	112,278	16,823,031
HelloFresh SE†	200,331	4,506,901
Puma SE	86,669	5,536,854
		26,866,786
Hong Kong — 2.7%
AIA Group, Ltd.	1,042,918	11,061,091
India — 7.0%
HDFC Bank, Ltd.	1,457,494	28,262,169
Italy — 6.2%
Moncler SpA	409,273	25,020,921
Japan — 5.6%
Change, Inc.#	145,000	2,662,407
Keyence Corp.	46,200	19,982,505
		22,644,912
Netherlands — 10.4%
Adyen NV*†	6,954	9,894,273
ASML Holding NV	36,717	22,679,965
Davide Campari-Milano NV#	827,008	9,267,723
		41,841,961
Sweden — 3.2%
Evolution AB*	78,054	9,444,325
Vitrolife AB	174,081	3,505,567
		12,949,892
Security Description	Shares or Principal Amount	Value

Switzerland — 6.1%
Chocoladefabriken Lindt & Spruengli AG	52	$ 5,758,454
Kuehne & Nagel International AG	25,325	6,480,146
Straumann Holding AG#	94,796	12,565,993
		24,804,593
Taiwan — 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,171,000	19,412,902
United Kingdom — 4.2%
Diageo PLC	189,127	8,028,171
Rightmove PLC	1,347,955	9,092,740
		17,120,911
United States — 4.7%
MercadoLibre, Inc.†	15,622	19,058,840
Total Long-Term Investment Securities (cost $352,612,728)		396,157,075
SHORT-TERM INVESTMENTS — 3.9%
Unaffiliated Investment Companies — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2) (cost $15,718,711)	15,718,711	15,718,711
TOTAL INVESTMENTS (cost $368,331,439)	102.1%	411,875,786
Other assets less liabilities	(2.1)	(8,395,897)
NET ASSETS	100.0%	$403,479,889
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $22,605,480 representing 5.6% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $21,471,144. This was secured by collateral of $15,718,711, which was received in cash and subsequently invested in short-term investments currently valued at $15,718,711 as reported in the Portfolio of Investments. Additional collateral of $6,575,609 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/09/2023 to 06/01/2023	$509,532
United States Treasury Notes/Bonds	0.00% to 5.38%	06/30/2023 to 11/15/2051	6,066,077

Industry Allocation*
Apparel	15.2%
Transportation	10.7
Semiconductors	10.4
Internet	10.2
Banks	7.0
Beverages	6.5

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Retail	6.2%
Machinery-Diversified	4.9
Food	4.8
Short-Term Investments	3.9
Electric	3.5
Private Equity	3.2
Healthcare-Products	3.1
Insurance	2.7
Commercial Services	2.5
Entertainment	2.3
Chemicals	1.8
Computers	1.5
Biotechnology	0.9
Diversified Financial Services	0.8
102.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Taiwan	$—	$19,412,902	$—	$19,412,902
Other Countries	376,744,173	—	—	376,744,173
Short-Term Investments	15,718,711	—	—	15,718,711
Total Investments at Value	$392,462,884	$19,412,902	$—	$411,875,786
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.2%
Australia — 4.2%
ALS, Ltd.	40,260	$ 343,784
Ansell, Ltd.#	34,708	633,621
ASX, Ltd.#	2,221	101,687
AUB Group, Ltd.	91,875	1,711,252
carsales.com, Ltd.	19,035	290,628
Cedar Woods Properties, Ltd.†	62,600	179,868
Codan, Ltd.	58,774	221,475
Deterra Royalties, Ltd.	127,823	384,474
Domino's Pizza Enterprises, Ltd.#	7,379	248,068
HUB24, Ltd.#	156,343	3,059,309
Iluka Resources, Ltd.	87,217	611,532
Imdex, Ltd.	303,563	480,029
IPH, Ltd.	543,433	2,961,976
IRESS, Ltd.	51,048	319,800
Nick Scali, Ltd.†	27,839	184,144
Omni Bridgeway, Ltd.#†	189,365	386,094
Pinnacle Investment Management Group, Ltd.#	37,255	231,386
Pro Medicus, Ltd.#	75,330	3,092,570
Reliance Worldwide Corp, Ltd.	158,116	383,026
SEEK, Ltd.#	24,925	405,548
Seven Group Holdings, Ltd.#	32,060	528,111
Steadfast Group, Ltd.	253,357	993,921
Webjet, Ltd.#†	112,548	521,047
WiseTech Global, Ltd.	19,807	839,672
		19,113,022
Austria — 1.9%
BAWAG Group AG*	53,654	3,345,402
DO & CO AG†	24,539	2,787,555
Mayr-Melnhof Karton AG	4,589	771,751
Vienna Insurance Group AG Wiener Versicherung Gruppe	60,695	1,698,013
		8,602,721
Belgium — 0.1%
Melexis NV	5,744	622,124
Bermuda — 1.2%
Cafe de Coral Holdings, Ltd.	526,000	808,159
China Resources Gas Group, Ltd.	228,100	961,871
Credicorp, Ltd.	2,273	289,626
DFI Retail Group Holdings, Ltd.#	208,000	669,760
Hiscox, Ltd.	60,775	833,376
Midland Holdings, Ltd.†	1,156,000	134,018
Shangri-La Asia, Ltd.†	980,000	936,377
VTech Holdings, Ltd.	125,149	687,176
		5,320,363
Brazil — 2.5%
3R Petroleum Oleo e Gas SA†	347,084	2,413,800
CSN Mineracao SA	3,102,349	2,761,357
Energisa SA	37,000	273,430
Equatorial Energia SA	45,400	220,520
Gerdau SA (Preference Shares)	85,900	469,743
Hypera SA	23,666	188,272
Localiza Rent a Car SA	21,110	223,743
Localiza Rent a Car SA†	94	952
Lojas Renner SA	57,117	203,465
Metalurgica Gerdau SA (Preference Shares)	684,803	1,645,479
Multiplan Empreendimentos Imobiliarios SA	132,523	637,119
Sendas Distribuidora SA	56,600	196,110
SLC Agricola SA	128,751	1,211,655
Suzano SA	36,200	330,093
Security Description	Shares or Principal Amount	Value

Brazil (continued)
TOTVS SA	53,100	$ 276,786
Transmissora Alianca de Energia Eletrica SA	28,685	194,450
		11,246,974
British Virgin Islands — 0.5%
Arcos Dorados Holdings, Inc.	270,249	2,232,257
Canada — 5.6%
Agnico Eagle Mines, Ltd.#	22,407	1,031,592
Aritzia, Inc.†	83,553	2,543,636
ATS Corp.†	211,573	8,535,796
Capital Power Corp.#	79,592	2,477,298
Dollarama, Inc.	27,740	1,602,394
ERO Copper Corp.†	78,817	1,236,119
Granite Real Estate Investment Trust	31,268	1,885,017
Jamieson Wellness, Inc.*	85,300	2,091,710
Major Drilling Group International, Inc.†	247,541	1,937,514
SunOpta, Inc.#†	155,192	1,191,947
TMX Group, Ltd.	6,299	628,146
		25,161,169
Cayman Islands — 4.4%
Afya, Ltd., Class A†	18,069	209,239
Airtac International Group	10,000	350,467
AK Medical Holdings, Ltd.*	2,598,000	3,101,289
Alchip Technologies, Ltd.	61,000	1,870,859
ASMPT, Ltd.	120,400	1,026,163
Atour Lifestyle Holdings, Ltd. ADR†	91,789	2,425,983
Burning Rock Biotech, Ltd. ADR#†	9,333	30,426
China Literature, Ltd.*#†	73,200	312,872
China Meidong Auto Holdings, Ltd.#	518,000	1,113,950
China Yongda Automobiles Services Holdings, Ltd.	2,322,500	1,793,048
Dongyue Group, Ltd.	2,008,000	2,271,644
ESR Group, Ltd.*	216,200	367,430
Haitian International Holdings, Ltd.	327,000	854,014
Pacific Textiles Holdings, Ltd.†	791,000	265,030
Shenguan Holdings Group, Ltd.	422,000	17,204
Silergy Corp.	6,000	114,688
Tingyi Cayman Islands Holding Corp.#	444,000	717,242
Trip.com Group, Ltd.†	9,024	319,141
Vipshop Holdings, Ltd. ADR†	16,831	250,614
Xiabuxiabu Catering Management China Holdings Co., Ltd.*#	618,500	658,733
Xtep International Holdings, Ltd.	1,577,000	1,780,037
		19,850,073
Chile — 0.2%
Aguas Andinas SA, Class A	1,185,387	283,575
Banco Santander Chile	5,072,659	215,061
Falabella SA	97,354	214,323
		712,959
China — 1.2%
Beijing Capital International Airport Co., Ltd.†	3,840,000	2,808,062
Guangzhou Kingmed Diagnostics Group Co., Ltd.	37,600	456,657
Hainan Meilan International Airport Co., Ltd.†	565,000	1,390,654
Zhejiang Supor Co., Ltd., Class A	75,200	616,932
		5,272,305
Czech Republic — 0.1%
Komercni Banka AS	14,941	504,083
Denmark — 1.8%
Carlsberg A/S, Class B	4,549	643,720
Demant A/S†	9,327	279,530

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Jyske Bank A/S†	82,490	$ 6,916,122
SimCorp A/S	2,474	177,753
		8,017,125
Faroe Islands — 0.3%
Bakkafrost P/F	18,259	1,199,122
Finland — 0.5%
Valmet Oyj	72,886	2,410,651
France — 2.6%
Alten SA	4,757	744,658
Cie Plastic Omnium SA	10,959	197,980
IPSOS	50,715	3,116,556
Legrand SA	19,480	1,804,909
LISI	17,734	470,807
SEB SA	5,565	643,939
Sodexo SA	16,836	1,562,424
Verallia SA*	61,522	2,485,743
Virbac SA	2,921	874,340
		11,901,356
Germany — 3.9%
Amadeus Fire AG†	4,657	605,862
CANCOM SE	13,467	472,617
CTS Eventim AG & Co. KGaA†	24,814	1,632,486
GEA Group AG	39,828	1,753,287
Gerresheimer AG	18,920	1,663,971
HUGO BOSS AG	44,661	3,058,183
K+S AG	52,524	1,249,423
LEG Immobilien SE	17,534	1,275,574
MTU Aero Engines AG	1,357	327,966
Rational AG	100	66,423
Scout24 SE*	15,812	868,328
SGL Carbon SE†	211,247	1,981,876
Symrise AG	26,679	2,731,538
TAG Immobilien AG†	26,310	209,685
		17,897,219
Greece — 0.7%
Alpha Services and Holdings SA†	1,763,415	2,760,442
Hellenic Telecommunications Organization SA	33,298	511,384
		3,271,826
Hong Kong — 1.2%
China Resources Beer Holdings Co., Ltd.	142,000	1,048,348
MMG, Ltd.#†	6,128,000	1,725,340
Sinotruk Hong Kong, Ltd.	840,500	1,323,487
Swire Properties, Ltd.	270,000	710,309
Techtronic Industries Co., Ltd.	59,500	591,634
		5,399,118
Indonesia — 0.9%
AKR Corporindo Tbk PT	18,345,600	1,666,141
Indocement Tunggal Prakarsa Tbk PT	809,600	590,610
Kalbe Farma Tbk PT	7,348,800	1,016,785
United Tractors Tbk PT	463,200	847,428
		4,120,964
Ireland — 1.3%
DCC PLC	13,550	753,322
Flutter Entertainment PLC†	5,494	881,238
Glenveagh Properties PLC*†	2,087,468	2,196,875
Grafton Group PLC	69,289	792,270
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Greencore Group PLC†	40,643	$ 39,819
ICON PLC†	1,245	280,909
Kerry Group PLC, Class A	7,098	680,334
Kingspan Group PLC (ISE)	1,748	113,853
Kingspan Group PLC (LSE)	165	10,810
		5,749,430
Israel — 0.7%
Inmode, Ltd.†	91,209	3,220,590
Italy — 3.5%
Azimut Holding SpA	114,574	2,723,024
Brembo SpA	55,554	876,691
Brunello Cucinelli SpA	35,203	2,967,566
Carel Industries SpA*	5,057	141,208
Cembre SpA†	16,618	507,971
Enav SpA*	162,087	716,274
FinecoBank Banca Fineco SpA	31,559	545,762
Gruppo MutuiOnline SpA#	5,209	158,455
Infrastrutture Wireless Italiane SpA*	42,881	472,601
Italgas SpA	203,923	1,161,487
Piaggio & C. SpA	658,180	2,784,627
Reply SpA	20,021	2,409,852
Unipol Gruppo SpA	67,375	356,455
		15,821,973
Japan — 25.0%
ABC-Mart, Inc.#	3,100	152,774
Aeon Delight Co., Ltd.#	9,400	205,115
AEON Financial Service Co., Ltd.#	79,900	758,773
Air Water, Inc.	25,000	300,577
Amano Corp.	7,941	146,800
Amvis Holdings, Inc.#	192,800	4,644,589
Arata Corp.†	4,700	139,459
Argo Graphics, Inc.#†	22,000	606,735
Ariake Japan Co., Ltd.	13,600	476,457
As One Corp.#	11,400	475,576
Asante, Inc.#	5,400	66,630
Asics Corp.	239,300	6,063,567
Azbil Corp.#	26,300	683,794
Bank of Kyoto, Ltd.#	18,400	878,411
BayCurrent Consulting, Inc.	90,300	3,548,199
BML, Inc.#	18,800	437,017
Central Automotive Products, Ltd.†	1,600	31,611
Chiba Bank, Ltd.	125,000	915,317
COMSYS Holdings Corp.	12,300	223,858
Comture Corp.#	21,400	350,026
Cosmos Pharmaceutical Corp.	1,300	119,158
Daifuku Co., Ltd.	2,700	147,339
Daikyonishikawa Corp.	10,587	52,175
Daiseki Co., Ltd.#	55,780	1,677,640
Daito Pharmaceutical Co., Ltd.	20,200	365,263
Demae-Can Co., Ltd.#†	19,400	68,535
DeNA Co., Ltd.#	10,800	138,733
Digital Garage, Inc.#	11,300	373,056
DMG Mori Co., Ltd.	219,300	3,525,744
Doshisha Co., Ltd.	4,500	60,516
DTS Corp.†	25,000	581,139
Eiken Chemical Co., Ltd.#†	24,100	276,304
Elecom Co., Ltd.	27,200	265,897
Ezaki Glico Co., Ltd.	14,500	364,217
Fuji Seal International, Inc.	53,100	644,665
Fuji Soft, Inc.#†	4,200	247,703
Fujimi, Inc.#	82,900	3,975,888

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitec Co., Ltd.#†	46,100	$ 1,066,542
Fukuda Denshi Co., Ltd.#†	20,000	608,865
Fukui Computer Holdings, Inc.#	6,500	133,433
Fukuoka Financial Group, Inc.	230,000	5,135,324
Fukushima Galilei Co., Ltd.#	19,500	623,003
FULLCAST Holdings Co., Ltd.†	23,900	443,051
Goldwin, Inc.#	50,300	4,370,379
GungHo Online Entertainment, Inc.	10,400	187,216
Hachijuni Bank, Ltd.	118,600	536,577
Hamakyorex Co., Ltd.†	3,700	85,737
Heian Ceremony Service Co., Ltd.†	11,600	63,387
Hogy Medical Co., Ltd.#	2,600	61,393
IHI Corp.	148,600	3,858,110
Inter Action Corp.	14,900	161,306
Iwatani Corp.#	15,700	649,194
JAFCO Group Co., Ltd.†	6,300	101,888
Japan Exchange Group, Inc.#	4,600	68,651
Japan Pure Chemical Co., Ltd.†	1,300	23,870
JCU Corp.†	26,200	614,807
Jeol, Ltd.	7,700	239,786
JGC Holdings Corp.	8,260	106,408
JM Holdings Co., Ltd.	8,100	109,345
Kakaku.com, Inc.#	17,800	265,650
Kansai Paint Co., Ltd.	33,100	443,910
Kato Sangyo Co., Ltd.†	22,800	602,842
Kawai Musical Instruments Manufacturing Co., Ltd.†	3,800	75,355
KH Neochem Co., Ltd.†	13,100	246,115
Kikkoman Corp.	3,900	182,461
Kitanotatsujin Corp.#	36,200	89,333
Kobayashi Pharmaceutical Co., Ltd.	8,800	529,984
Koito Manufacturing Co., Ltd.	41,300	693,717
Konami Group Corp.	2,600	114,766
Kureha Corp.#	4,400	272,748
Lion Corp.	34,600	373,051
Mebuki Financial Group, Inc.	1,990,700	5,351,226
Medipal Holdings Corp.	23,200	304,153
Meitec Corp.#	35,700	639,771
METAWATER Co., Ltd.#	34,700	424,846
MISUMI Group, Inc.	7,300	173,714
Mitsubishi Pencil Co., Ltd.†	7,400	80,112
MonotaRO Co., Ltd.#	21,300	289,726
Morinaga & Co., Ltd.	28,100	811,083
Nabtesco Corp.	26,100	674,760
Nakanishi, Inc.†	66,300	1,372,698
NGK Spark Plug Co., Ltd.#	23,900	480,791
Nihon Kohden Corp.	16,700	418,251
Nihon Parkerizing Co., Ltd.†	33,500	250,472
Nippon Television Holdings, Inc.	24,500	201,715
Nishimatsuya Chain Co., Ltd.#†	42,100	484,526
Nissei ASB Machine Co., Ltd.#†	4,800	152,650
Nitto Denko Corp.	4,600	277,037
NOF Corp.	10,200	433,756
Nohmi Bosai, Ltd.#†	21,700	262,813
NS Solutions Corp.#	115,500	3,011,458
Obara Group, Inc.#†	4,100	117,590
OBIC Business Consultants Co., Ltd.	3,000	104,440
OBIC Co., Ltd.	19,200	2,811,854
Omron Corp.	5,200	279,258
Oracle Corp. Japan	8,200	558,892
PALTAC Corp.#	14,800	538,063
Paramount Bed Holdings Co., Ltd.	43,300	757,841
Park24 Co., Ltd.#†	11,400	166,954
Security Description	Shares or Principal Amount	Value

Japan (continued)
Pasona Group, Inc.†	19,600	$ 275,095
PCA Corp.	40,200	371,722
Pole To Win Holdings, Inc.	54,600	345,273
Proto Corp.	36,400	326,158
Rakuten Group, Inc.#	3,800	18,755
Resona Holdings, Inc.	154,900	853,142
Rinnai Corp.	2,900	203,408
Ryohin Keikaku Co., Ltd.#	38,300	385,658
S Foods, Inc.#†	26,900	550,625
Sagami Rubber Industries Co., Ltd.†	8,500	50,068
San-A Co., Ltd.#	2,800	86,372
San-Ai Obbli Co., Ltd.†	99,500	1,020,906
Sankyu, Inc.†	19,500	717,528
Santen Pharmaceutical Co., Ltd.	65,300	498,784
SCSK Corp.	27,300	396,001
Seino Holdings Co., Ltd.	118,700	1,224,880
Senko Group Holdings Co., Ltd.†	21,000	148,684
Seria Co., Ltd.	5,800	112,545
SG Holdings Co., Ltd.	33,400	481,541
Shima Seiki Manufacturing, Ltd.#	6,100	83,197
Shimadzu Corp.	19,900	575,128
Shimamura Co., Ltd.	1,700	158,819
Shizuoka Financial Group, Inc.	149,200	1,192,241
SHO-BOND Holdings Co., Ltd.	41,100	1,620,998
SK Kaken Co., Ltd.	3,200	985,935
SMS Co., Ltd.	113,500	2,721,733
Sohgo Security Services Co., Ltd.	18,200	477,875
Stanley Electric Co., Ltd.#	27,800	579,869
Sugi Holdings Co., Ltd.#	7,500	313,980
Sundrug Co., Ltd.	34,300	928,321
Suzuken Co., Ltd.	10,800	272,865
T Hasegawa Co., Ltd.#	100,000	2,155,631
Taisei Lamick Co., Ltd.#†	7,100	151,277
Takasago International Corp.#†	5,100	94,954
Takuma Co., Ltd.	31,000	312,152
TBS Holdings, Inc.	28,500	374,474
TechnoPro Holdings, Inc.	176,600	4,487,797
Temairazu, Inc.	8,400	308,472
THK Co., Ltd.	4,300	96,324
TIS, Inc.	17,500	434,431
Toei Co., Ltd.	2,600	330,550
Toho Co., Ltd.#	19,300	671,896
Toho Titanium Co., Ltd.#	167,900	2,430,545
Toshiba TEC Corp.#†	6,700	186,993
TOTO, Ltd.	4,700	156,891
Toyo Seikan Group Holdings, Ltd.#	45,600	593,130
Trancom Co., Ltd.#†	3,100	152,091
TS Tech Co., Ltd.	31,900	404,622
Unicharm Corp.	28,200	1,044,490
USS Co., Ltd.	15,100	244,985
Yamato Holdings Co., Ltd.	41,000	692,894
Zenkoku Hosho Co., Ltd.#†	5,700	217,274
Zojirushi Corp.#	5,600	67,699
ZOZO, Inc.#	41,000	910,910
Zuken, Inc.†	17,900	460,795
		113,517,294
Jersey — 0.4%
Breedon Group PLC	2,345,890	2,003,445
Luxembourg — 1.0%
Befesa SA*	36,279	1,897,893

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Eurofins Scientific SE	1,202	$ 83,909
Subsea 7 SA	207,933	2,709,088
		4,690,890
Mauritius — 0.2%
MakeMyTrip, Ltd.†	34,977	906,604
Mexico — 2.5%
Banco del Bajio SA*	543,649	2,077,255
Bolsa Mexicana de Valores SAB de CV	234,100	456,390
Corp Inmobiliaria Vesta SAB de CV#	1,101,737	3,190,831
GCC SAB de CV	37,394	295,122
Genomma Lab Internacional SAB de CV, Class B	389,065	312,800
Gruma SAB de CV, Class B	28,782	423,932
Grupo Aeroportuario del Centro Norte SAB de CV	375,505	3,590,350
Grupo Aeroportuario del Sureste SAB de CV ADR	1,165	333,400
Operadora De Sites Mexicanos SAB de CV	228,100	227,146
Prologis Property Mexico SA de CV	75,233	275,044
		11,182,270
Netherlands — 1.6%
Aalberts NV†	8,858	431,353
ASM International NV	2,166	739,986
Euronext NV*	7,961	582,183
IMCD NV	6,793	1,077,025
Just Eat Takeaway.com NV (LSE)*#†	2,441	53,115
Just Eat Takeaway.com NV (XAMS)*#†	172,435	3,775,358
Wolters Kluwer NV	6,106	706,862
		7,365,882
New Zealand — 0.3%
Arvida Group, Ltd.#	153,423	95,810
Fletcher Building, Ltd.	56,222	163,055
Freightways Group, Ltd.#	69,538	412,755
Mainfreight, Ltd.#	8,576	386,290
Ryman Healthcare, Ltd.#†	69,669	226,582
		1,284,492
Norway — 1.1%
Aker Solutions ASA	509,679	2,164,398
Borregaard ASA	4,088	69,361
TOMRA Systems ASA	177,158	2,832,877
		5,066,636
Philippines — 0.4%
Metropolitan Bank & Trust Co.	890,372	936,218
Universal Robina Corp.	440,320	1,085,884
		2,022,102
Portugal — 0.3%
Galp Energia SGPS SA	77,854	951,921
NOS SGPS SA	74,377	328,992
		1,280,913
Russia — 0.0%
Detsky Mir PJSC*†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.8%
CapitaLand India Trust	410,700	341,121
Capitaland Investment, Ltd.	166,100	458,224
CDL Hospitality Trusts	15,072	14,195
City Developments, Ltd.	94,800	542,036
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Mapletree Pan Asia Commercial Trust#	343,600	$ 438,275
Singapore Technologies Engineering, Ltd.	360,400	954,153
Venture Corp., Ltd.	74,263	945,601
		3,693,605
South Africa — 0.8%
African Rainbow Minerals, Ltd.	105,746	1,464,782
AVI, Ltd.†	157,273	651,871
Motus Holdings, Ltd.	237,207	1,429,313
		3,545,966
South Korea — 1.7%
Amorepacific Corp.	6,808	712,055
Doosan Bobcat, Inc.	27,165	778,049
Douzone Bizon Co., Ltd.	14,620	380,070
Hotel Shilla Co., Ltd.	26,374	1,598,485
LEENO Industrial, Inc.†	11,444	1,403,636
LS Electric Co., Ltd.†	20,344	771,788
NCSoft Corp.	2,184	717,134
Orion Corp.	10,154	959,192
Samsung Fire & Marine Insurance Co., Ltd.	3,149	510,456
		7,830,865
Spain — 2.2%
Amadeus IT Group SA†	20,850	1,309,950
Banco de Sabadell SA	2,953,043	3,854,316
Cellnex Telecom SA*	46,282	1,740,749
Melia Hotels International SA†	367,656	2,436,268
Viscofan SA#	12,793	819,988
		10,161,271
Sweden — 1.4%
Catena AB	54,049	2,120,034
Essity AB, Class B	29,674	802,230
Fortnox AB	478,766	2,849,362
Karnov Group AB†	41,256	217,158
Thule Group AB*	10,331	230,148
		6,218,932
Switzerland — 1.3%
DKSH Holding AG	1,574	127,929
Julius Baer Group, Ltd.	13,446	890,261
Kardex Holding AG†	3,124	579,127
Partners Group Holding AG	120	113,853
SIG Group AG	54,487	1,317,847
Sika AG	4,892	1,370,705
Sonova Holding AG	3,574	877,325
Straumann Holding AG#	425	56,337
Temenos AG	2,790	205,225
VAT Group AG*#	1,038	313,433
		5,852,042
Taiwan — 2.6%
Advantech Co., Ltd.	89,571	1,042,117
Chroma ATE, Inc.†	172,000	1,040,825
E.Sun Financial Holding Co., Ltd.	675,206	551,495
Eclat Textile Co., Ltd.	25,000	393,980
Lotes Co., Ltd.	100,000	2,808,912
Tripod Technology Corp.†	274,000	940,879
Voltronic Power Technology Corp.	11,675	614,126
Wafer Works Corp.†	1,136,000	1,661,239
Win Semiconductors Corp.	93,000	513,509
Wiwynn Corp.	69,000	2,179,608
		11,746,690

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand — 0.5%
AEON Thana Sinsap Thailand PCL†	83,800	$ 478,976
Land & Houses PCL	6,060,200	1,680,471
		2,159,447
Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS†	83,643	173,442
United Kingdom — 8.8%
4imprint Group PLC†	3,565	192,110
Abcam PLC ADR†	17,006	245,056
Admiral Group PLC	7,308	193,477
Allfunds Group PLC	22,324	195,272
Auto Trader Group PLC*	27,403	196,254
Babcock International Group PLC†	47,858	188,932
Beazley PLC	332,344	2,730,360
Bellway PLC	21,166	564,438
Big Yellow Group PLC	36,412	531,710
Britvic PLC	22,506	224,827
Bunzl PLC	26,589	947,963
Burberry Group PLC	19,729	585,207
Capricorn Energy PLC†	18,741	56,221
Coats Group PLC†	180,245	158,703
Compass Group PLC	45,878	1,059,539
ConvaTec Group PLC*	134,413	362,807
Cranswick PLC	34,740	1,307,933
Croda International PLC	23,989	1,893,476
Diploma PLC†	33,591	1,124,065
EMIS Group PLC	16,795	378,179
Essentra PLC	422,511	1,138,407
Forterra PLC*	500,656	1,324,871
Greggs PLC	42,166	1,375,509
Halma PLC	19,149	498,442
Hargreaves Lansdown PLC	14,861	148,296
Helios Towers PLC†	125,540	166,559
Howden Joinery Group PLC	60,968	525,668
Inchcape PLC	307,676	3,367,801
Intertek Group PLC	15,414	773,890
Johnson Service Group PLC	76,956	103,119
Keywords Studios PLC	91,128	3,170,016
Marshalls PLC†	36,193	146,015
Moneysupermarket.com Group PLC	178,565	495,299
Noble Corp. PLC†	66,349	2,795,558
PageGroup PLC	249,390	1,340,305
PZ Cussons PLC†	12,511	27,419
Rathbones Group PLC	28,017	700,965
Rightmove PLC	82,246	554,797
Rotork PLC	75,755	295,235
RS Group PLC	333,550	3,921,833
Sage Group PLC	21,913	197,316
Schroders PLC	102,392	612,609
Shaftesbury PLC	45,524	229,110
Smith & Nephew PLC	61,613	878,959
Spirax-Sarco Engineering PLC	3,789	532,555
Tate & Lyle PLC	12,943	124,922
UNITE Group PLC	99,331	1,174,491
		39,756,495
United States — 0.0%
Thoughtworks Holding, Inc.†	3,825	28,152
Total Common Stocks (cost $410,687,393)		418,134,859
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.5%
United States — 1.5%
iShares MSCI India Small-Cap ETF (cost $8,304,847)	137,199	$ 6,866,810
Total Long-Term Investment Securities (cost $418,992,240)		425,001,669
SHORT-TERM INVESTMENTS — 7.3%
Sovereign — 2.7%
Federal Home Loan Mtg. Corp. 4.30%, 03/01/2023	12,232,000	12,232,000
Unaffiliated Investment Companies — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4)	20,699,569	20,699,569
Total Short-Term Investments (cost $32,931,569)		32,931,569
REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $15,954,277 and collateralized by $13,318,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $16,272,821 (cost $15,953,674)	$15,953,674	15,953,674
TOTAL INVESTMENTS (cost $467,877,483)	104.5%	473,886,912
Other assets less liabilities	(4.5)	(20,548,351)
NET ASSETS	100.0%	$453,338,561
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $29,312,531 representing 6.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	$33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $46,535,823. This was secured by collateral of $20,699,569, which was received in cash and subsequently invested in short-term investments currently valued at $20,699,569 as reported in the Portfolio of Investments. Additional collateral of $28,518,360 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/30/2023 to 05/11/2023	$472,728
United States Treasury Notes/Bonds	0.13% to 6.63%	03/15/2023 to 02/15/2052	28,045,632
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
ISE—Irish Stock Exchange
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Industry Allocation*
Banks	8.1%
Short-Term Investments	7.3
Retail	7.2
Computers	4.1
Internet	4.1
Chemicals	3.7
Machinery-Diversified	3.6
Commercial Services	3.5
Repurchase Agreements	3.5
Engineering & Construction	3.4
Software	3.3
Food	2.9
Healthcare-Products	2.9
Mining	2.5
Electronics	2.4
Building Materials	2.3
Distribution/Wholesale	2.1
Real Estate	2.0
Insurance	2.0
Packaging & Containers	2.0
Diversified Financial Services	1.8
Apparel	1.5
Oil & Gas	1.5
Unaffiliated Investment Companies	1.5
Environmental Control	1.5
Pharmaceuticals	1.5
Semiconductors	1.4
Healthcare-Services	1.4
Lodging	1.3
Aerospace/Defense	1.3
Oil & Gas Services	1.2
Food Service	1.1
Iron/Steel	1.1
REITS	1.1
Home Builders	1.0
Transportation	1.0

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Hand/Machine Tools	0.9%
Advertising	0.8
Entertainment	0.8
Auto Parts & Equipment	0.7
Electric	0.7
Leisure Time	0.7
Cosmetics/Personal Care	0.6
Home Furnishings	0.6
Gas	0.5
Beverages	0.5
Miscellaneous Manufacturing	0.4
Electrical Components & Equipment	0.4
Media	0.4
Machinery-Construction & Mining	0.4
Auto Manufacturers	0.3
Agriculture	0.3
Miscellaneous Manufactur	0.3
Metal Fabricate/Hardware	0.2
Holding Companies-Diversified	0.2
Biotechnology	0.2
Telecommunications	0.1
Private Equity	0.1
Textiles	0.1
Forest Products & Paper	0.1
Water	0.1
104.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$17,514,059	$2,336,014	$—	$19,850,073
Russia	—	—	0	0
Taiwan	—	11,746,690	—	11,746,690
Other Countries	386,538,096	—	—	386,538,096
Unaffiliated Investment Companies	6,866,810	—	—	6,866,810
Short-Term Investments:
Sovereign	—	12,232,000	—	12,232,000
Other Short-Term Investments	20,699,569	—	—	20,699,569
Repurchase Agreements	—	15,953,674	—	15,953,674
Total Investments at Value	$431,618,534	$42,268,378	$0	$473,886,912
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Australia — 6.9%
Ampol, Ltd.	28,844	$ 639,725
APA Group	92,400	667,148
ASX, Ltd.	6,945	317,971
Aurizon Holdings, Ltd.	147,444	328,402
BlueScope Steel, Ltd.	61,676	791,024
Brambles, Ltd.	62,752	543,446
Cochlear, Ltd.	2,919	436,483
Coles Group, Ltd.	85,423	1,045,007
Computershare, Ltd.	22,394	373,709
CSL, Ltd.	15,127	3,016,025
Dexus	34,686	196,758
Fortescue Metals Group, Ltd.	85,507	1,231,306
Goodman Group	49,125	656,496
GPT Group	75,922	240,624
Lendlease Corp., Ltd.	18,830	96,804
Macquarie Group, Ltd.	13,424	1,711,936
Mineral Resources, Ltd.	11,121	617,823
Mirvac Group	74,341	113,554
Newcrest Mining, Ltd.	64,246	974,430
Northern Star Resources, Ltd.	80,162	559,368
Origin Energy, Ltd.	33,475	180,428
QBE Insurance Group, Ltd.	45,461	461,308
Ramsay Health Care, Ltd.	11,516	523,453
Santos, Ltd.	253,946	1,196,162
Scentre Group	214,010	429,142
Sonic Healthcare, Ltd.	39,508	856,301
South32, Ltd.	360,692	1,053,360
Stockland	105,448	272,471
Suncorp Group, Ltd.	53,242	460,371
Telstra Group, Ltd.	237,993	666,205
Transurban Group	162,445	1,550,005
Vicinity, Ltd.	204,577	280,826
Washington H. Soul Pattinson & Co., Ltd.	45,004	883,058
Westpac Banking Corp.	111,191	1,685,704
WiseTech Global, Ltd.	3,961	167,917
Woodside Energy Group, Ltd.	80,154	1,936,828
		27,161,578
Austria — 0.7%
Erste Group Bank AG	11,871	466,831
OMV AG	20,716	1,010,330
Verbund AG	1,995	173,240
voestalpine AG	30,469	1,128,591
		2,778,992
Belgium — 0.8%
Ageas SA/NV	3,144	142,095
D'ieteren Group	2,050	397,880
Elia Group SA	991	130,813
Groupe Bruxelles Lambert NV	10,030	843,606
KBC Group NV	12,423	928,984
Sofina SA	332	83,014
Solvay SA, Class A	4,460	510,652
Umicore SA	6,117	204,256
		3,241,300
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	10,000	52,743
Hongkong Land Holdings, Ltd.	16,700	76,319
		129,062
Cayman Islands — 0.9%
CK Asset Holdings, Ltd.	127,308	797,966
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
CK Hutchison Holdings, Ltd.	171,000	$ 1,019,543
ESR Group, Ltd.*	75,200	127,802
Futu Holdings, Ltd. ADR†	1,402	68,992
Sea, Ltd. ADR†	5,825	364,004
SITC International Holdings Co., Ltd.	37,000	77,305
WH Group, Ltd.*	799,000	464,168
Wharf Real Estate Investment Co., Ltd.	67,000	367,035
Xinyi Glass Holdings, Ltd.	50,000	93,383
		3,380,198
Denmark — 3.1%
Chr. Hansen Holding A/S	3,162	219,231
Coloplast A/S, Class B	2,239	258,929
Demant A/S†	3,196	95,784
DSV A/S	6,374	1,160,301
Genmab A/S†	2,267	853,059
Novo Nordisk A/S, Class B	54,952	7,779,280
Novozymes A/S, Class B	5,256	253,350
Orsted A/S*	4,632	404,943
Pandora A/S	4,569	433,328
Vestas Wind Systems A/S	25,533	727,850
		12,186,055
Finland — 1.6%
Elisa Oyj	2,350	133,526
Kesko Oyj, Class B	7,626	165,918
Kone Oyj, Class B	6,512	338,532
Neste Oyj	19,064	921,293
Nokia Oyj	168,196	779,117
Nordea Bank Abp	135,126	1,712,181
Orion Oyj, Class B	16,037	755,672
Sampo Oyj, Class A	12,480	607,732
UPM-Kymmene Oyj	19,811	718,935
		6,132,906
France — 11.0%
Accor SA†	6,277	209,001
Aeroports de Paris†	1,906	277,096
Air Liquide SA	22,369	3,562,202
Alstom SA	6,709	197,485
Amundi SA*	2,735	180,511
Arkema SA	4,297	437,041
AXA SA	105,367	3,326,682
BioMerieux	1,240	121,633
BNP Paribas SA	40,780	2,853,247
Bouygues SA	25,929	878,700
Bureau Veritas SA	6,882	196,972
Capgemini SE	6,503	1,223,292
Carrefour SA	44,636	883,327
Cie Generale des Etablissements Michelin SCA	40,882	1,285,767
Covivio	2,496	160,249
Credit Agricole SA	82,982	1,014,797
Danone SA	45,681	2,572,385
Dassault Systemes SE	26,981	1,043,913
Edenred	13,001	733,211
Eiffage SA	9,239	1,016,297
EssilorLuxottica SA	13,505	2,348,328
Eurazeo SE	3,475	234,497
Gecina SA	1,921	221,674
Getlink SE	28,275	476,260
Hermes International	1,595	2,894,102
Ipsen SA	6,319	722,498
Klepierre SA	12,643	316,527
Legrand SA	6,563	608,091

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
L'Oreal SA	11,270	$ 4,471,295
Publicis Groupe SA	11,162	888,287
Sartorius Stedim Biotech	1,207	394,100
Schneider Electric SE	17,117	2,754,079
Sodexo SA	6,113	567,302
Ubisoft Entertainment SA†	1,487	32,840
Valeo	5,208	108,710
Veolia Environnement SA	20,294	607,673
Vinci SA	24,344	2,776,733
Vivendi SE	22,295	229,872
Wendel SE	1,644	186,927
Worldline SA*†	7,803	326,168
		43,339,771
Germany — 7.5%
adidas AG	6,635	994,147
Bayerische Motoren Werke AG	27,415	2,834,441
Bayerische Motoren Werke AG (Preference Shares)	6,117	580,678
Beiersdorf AG	12,773	1,526,630
Brenntag SE	2,951	222,859
Carl Zeiss Meditec AG	993	132,652
Commerzbank AG†	41,520	506,128
Continental AG	5,192	373,427
Covestro AG*	6,519	287,183
Daimler Truck Holding AG†	15,501	492,108
Deutsche Boerse AG	7,176	1,252,359
Evonik Industries AG	9,039	193,410
GEA Group AG	5,453	240,049
Hannover Rueck SE	2,923	567,937
HeidelbergCement AG	8,104	558,182
HelloFresh SE†	4,480	100,788
Henkel AG & Co. KGaA	17,436	1,207,032
Henkel AG & Co. KGaA (Preference Shares)	14,008	1,019,655
Infineon Technologies AG	39,435	1,397,923
Knorr-Bremse AG	1,384	94,302
Merck KGaA	8,736	1,657,205
Muenchener Rueckversicherungs-Gesellschaft AG	6,946	2,395,785
Nemetschek SE	1,823	103,505
Puma SE	6,811	435,121
SAP SE	35,213	4,003,069
Sartorius AG	868	369,620
Siemens AG	21,343	3,266,528
Siemens Healthineers AG*	16,902	882,778
Symrise AG	4,664	477,525
Telefonica Deutschland Holding AG	131,486	399,278
United Internet AG	6,291	137,871
Vonovia SE	19,695	496,829
Zalando SE*†	5,202	206,881
		29,413,885
Hong Kong — 2.6%
AIA Group, Ltd.	342,600	3,633,583
BOC Hong Kong Holdings, Ltd.	155,500	525,967
Hang Lung Properties, Ltd.	63,000	121,515
Hang Seng Bank, Ltd.	27,000	438,913
Henderson Land Development Co., Ltd.	109,503	384,336
Hong Kong & China Gas Co., Ltd.	496,252	466,576
Hong Kong Exchanges & Clearing, Ltd.	31,900	1,278,536
Link REIT	47,300	310,938
MTR Corp., Ltd.	147,500	743,194
New World Development Co., Ltd.	60,250	163,877
Power Assets Holdings, Ltd.	54,000	288,939
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	62,500	$ 853,568
Swire Pacific, Ltd., Class A	38,000	309,833
Swire Properties, Ltd.	66,400	174,683
Techtronic Industries Co., Ltd.	38,000	377,851
		10,072,309
Ireland — 0.9%
CRH PLC	30,446	1,433,665
DCC PLC	13,710	762,217
James Hardie Industries PLC CDI	7,509	156,789
Kerry Group PLC, Class A	12,058	1,155,744
Smurfit Kappa Group PLC	4,345	162,550
		3,670,965
Israel — 0.9%
Bank Hapoalim BM	56,324	471,448
Bank Leumi Le-Israel BM	76,331	593,992
Check Point Software Technologies, Ltd.†	4,545	562,308
CyberArk Software, Ltd.†	487	70,503
ICL Group, Ltd.	36,406	264,670
Israel Discount Bank, Ltd., Class A	48,755	231,404
Mizrahi Tefahot Bank, Ltd.	9,858	293,306
NICE, Ltd.†	2,155	445,935
Tower Semiconductor, Ltd.†	10,054	411,142
Wix.com, Ltd.†	1,166	105,558
ZIM Integrated Shipping Services, Ltd.#	3,846	90,996
		3,541,262
Italy — 2.1%
Amplifon SpA	5,460	158,121
Assicurazioni Generali SpA	94,681	1,873,695
DiaSorin SpA	1,056	127,498
FinecoBank Banca Fineco SpA	17,701	306,110
Infrastrutture Wireless Italiane SpA*	40,612	447,594
Mediobanca Banca di Credito Finanziario SpA	68,981	736,908
Moncler SpA	16,374	1,001,025
Nexi SpA*†	9,646	78,070
Poste Italiane SpA*	54,737	590,532
Prysmian SpA	3,489	134,217
Recordati Industria Chimica e Farmaceutica SpA	22,611	959,974
Snam SpA	235,486	1,157,195
Terna - Rete Elettrica Nazionale SpA	93,470	704,697
		8,275,636
Japan — 21.0%
Advantest Corp.	3,200	254,063
Aeon Co., Ltd.	31,700	591,370
Aisin Corp.	4,700	128,758
Ajinomoto Co., Inc.	33,700	994,503
ANA Holdings, Inc.†	7,600	154,255
Asahi Kasei Corp.	17,900	124,868
Astellas Pharma, Inc.	114,900	1,619,427
Bandai Namco Holdings, Inc.	3,200	197,751
Bridgestone Corp.	24,900	955,547
Canon, Inc.	41,100	887,625
Central Japan Railway Co.	7,500	843,340
Chiba Bank, Ltd.	9,700	71,029
Chubu Electric Power Co., Inc.	4,100	42,519
Chugai Pharmaceutical Co., Ltd.	44,700	1,114,258
Dai-ichi Life Holdings, Inc.	34,600	737,844
Daiichi Sankyo Co., Ltd.	64,000	2,013,235
Daikin Industries, Ltd.	5,200	891,587
Denso Corp.	19,200	1,020,813
East Japan Railway Co.	12,500	634,020

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eisai Co., Ltd.	12,800	$ 691,165
ENEOS Holdings, Inc.	437,500	1,511,191
FANUC Corp.	5,700	969,990
Fast Retailing Co., Ltd.	5,400	1,066,872
FUJIFILM Holdings Corp.	12,300	574,009
Fujitsu, Ltd.	3,600	463,237
Hankyu Hanshin Holdings, Inc.	9,700	276,064
Hitachi, Ltd.	31,700	1,604,150
Hoya Corp.	9,700	959,634
Idemitsu Kosan Co., Ltd.	29,100	648,661
Inpex Corp.	75,300	792,515
Isuzu Motors, Ltd.	49,800	595,822
Ito En, Ltd.	6,900	232,610
ITOCHU Corp.	30,900	923,448
Japan Airlines Co., Ltd.†	4,500	84,742
JFE Holdings, Inc.	72,400	896,525
Kajima Corp.	27,600	329,809
Kao Corp.	21,100	788,800
KDDI Corp.	63,100	1,847,281
Keio Corp.	2,500	87,125
Keyence Corp.	5,400	2,335,617
Kintetsu Group Holdings Co., Ltd.	3,600	109,067
Kobayashi Pharmaceutical Co., Ltd.	400	24,090
Komatsu, Ltd.	31,400	751,820
Kose Corp.	1,400	158,246
Kubota Corp.	32,700	493,664
Kyocera Corp.	7,600	374,432
Kyowa Kirin Co., Ltd.	32,700	700,088
Lasertec Corp.	800	130,146
M3, Inc.	9,400	224,515
Marubeni Corp.	66,900	854,952
MEIJI Holdings Co., Ltd.	10,000	458,301
Mitsubishi Chemical Group Corp.	73,200	426,335
Mitsubishi Corp.	47,500	1,614,906
Mitsubishi Electric Corp.	39,800	448,117
Mitsubishi Estate Co., Ltd.	46,100	574,070
Mitsubishi UFJ Financial Group, Inc.	354,500	2,512,783
Mitsui & Co., Ltd.	56,700	1,592,456
Mitsui Fudosan Co., Ltd.	32,400	617,517
Mizuho Financial Group, Inc.	102,600	1,599,416
MS&AD Insurance Group Holdings, Inc.	16,000	523,168
Murata Manufacturing Co., Ltd.	18,000	967,721
Nexon Co., Ltd.	10,300	223,316
Nidec Corp.	6,500	329,213
Nintendo Co., Ltd.	35,500	1,335,992
Nippon Express Holdings, Inc.	3,100	173,038
Nippon Paint Holdings Co., Ltd.	14,700	128,371
Nippon Shinyaku Co., Ltd.	5,600	250,891
Nippon Telegraph & Telephone Corp.	61,300	1,777,027
Nippon Yusen KK	13,700	355,392
Nisshin Seifun Group, Inc.	20,200	233,519
Nissin Foods Holdings Co., Ltd.	6,300	524,711
Nitori Holdings Co., Ltd.	1,100	124,417
NTT Data Corp.	15,200	210,995
Obayashi Corp.	20,200	149,399
Odakyu Electric Railway Co., Ltd.	6,900	83,669
Ono Pharmaceutical Co., Ltd.	36,300	741,170
Oriental Land Co., Ltd.	6,600	1,054,555
ORIX Corp.	46,400	832,034
Osaka Gas Co., Ltd.	34,500	560,747
Otsuka Holdings Co., Ltd.	53,500	1,624,391
Pan Pacific International Holdings Corp.	17,000	310,896
Security Description	Shares or Principal Amount	Value

Japan (continued)
Rakuten Group, Inc.	9,800	$ 48,368
Recruit Holdings Co., Ltd.	32,700	889,580
Renesas Electronics Corp.†	15,900	205,998
Resona Holdings, Inc.	80,500	443,369
Secom Co., Ltd.	4,700	273,498
Sekisui House, Ltd.	13,500	255,762
SG Holdings Co., Ltd.	5,700	82,179
Shimano, Inc.	1,900	296,049
Shin-Etsu Chemical Co., Ltd.	13,600	1,912,820
Shionogi & Co., Ltd.	15,500	689,762
Shiseido Co., Ltd.	15,700	723,107
Shizuoka Financial Group, Inc.	5,600	44,749
SMC Corp.	1,300	659,763
SoftBank Corp.	85,700	967,748
SoftBank Group Corp.	30,900	1,252,068
Sony Group Corp.	34,800	2,921,406
Subaru Corp.	46,100	740,654
Sumitomo Chemical Co., Ltd.	55,000	192,685
Sumitomo Corp.	47,000	801,888
Sumitomo Electric Industries, Ltd.	52,900	650,978
Sumitomo Mitsui Financial Group, Inc.	54,400	2,386,081
Sumitomo Realty & Development Co., Ltd.	3,600	85,006
Suntory Beverage & Food, Ltd.	21,000	737,248
Suzuki Motor Corp.	21,100	741,224
Sysmex Corp.	2,300	137,860
TDK Corp.	4,800	160,758
Terumo Corp.	18,900	508,192
Tobu Railway Co., Ltd.	400	8,931
Tokio Marine Holdings, Inc.	59,700	1,267,400
Tokyo Electron, Ltd.	3,700	1,269,340
Tokyo Gas Co., Ltd.	30,500	588,697
Tokyu Corp.	16,600	199,949
Toppan, Inc.	600	10,854
Toray Industries, Inc.	51,600	295,301
TOTO, Ltd.	800	26,705
Toyota Industries Corp.	6,100	357,967
Toyota Tsusho Corp.	6,400	261,349
Unicharm Corp.	21,700	803,739
Welcia Holdings Co., Ltd.	1,800	39,383
West Japan Railway Co.	9,200	357,040
Yakult Honsha Co., Ltd.	9,700	661,841
Yamaha Motor Co., Ltd.	31,400	803,709
		82,896,637
Jersey — 0.3%
WPP PLC	93,414	1,150,597
Luxembourg — 0.4%
Eurofins Scientific SE	2,895	202,095
Tenaris SA	87,925	1,458,212
		1,660,307
Netherlands — 6.5%
ABN AMRO Bank NV CVA*	24,718	436,739
Adyen NV*†	586	833,771
Aegon NV	47,487	247,770
AerCap Holdings NV†	2,470	154,227
Akzo Nobel NV	9,142	669,515
Argenx SE †	1,681	608,429
ASM International NV	747	255,203
ASML Holding NV	11,297	6,978,118
CNH Industrial NV	43,983	722,235
EXOR NV†	9,860	813,038
Ferrari NV	7,994	2,074,073

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV†	137,058	$ 1,923,122
JDE Peet's NV	28,545	840,546
Just Eat Takeaway.com NV *†	992	21,719
Koninklijke Ahold Delhaize NV	56,281	1,786,745
Koninklijke DSM NV	7,348	906,990
Koninklijke KPN NV	269,726	924,622
NN Group NV	17,382	704,143
Prosus NV	24,015	1,725,213
QIAGEN NV†	9,585	441,614
STMicroelectronics NV	22,778	1,094,392
Universal Music Group NV	20,292	479,694
Wolters Kluwer NV	8,102	937,930
		25,579,848
New Zealand — 0.4%
Auckland International Airport, Ltd.†	78,270	422,967
Fisher & Paykel Healthcare Corp., Ltd.	16,125	259,023
Mercury NZ, Ltd.	20,231	78,430
Meridian Energy, Ltd.	38,616	126,783
Spark New Zealand, Ltd.	160,148	495,098
Xero, Ltd.†	2,537	132,645
		1,514,946
Norway — 1.0%
Aker BP ASA	23,428	632,354
DNB Bank ASA	13,133	262,539
Equinor ASA	58,496	1,803,356
Mowi ASA	23,469	405,998
Orkla ASA	49,496	333,252
Telenor ASA	23,678	265,741
Yara International ASA	4,867	231,568
		3,934,808
Portugal — 0.6%
EDP - Energias de Portugal SA	166,348	840,319
Galp Energia SGPS SA	76,729	938,166
Jeronimo Martins SGPS SA	31,641	649,923
		2,428,408
Singapore — 1.0%
DBS Group Holdings, Ltd.	64,700	1,639,511
Keppel Corp., Ltd.	36,700	149,146
Oversea-Chinese Banking Corp., Ltd.	133,500	1,254,362
Sembcorp Marine, Ltd.†	700,420	65,448
United Overseas Bank, Ltd.	37,900	840,942
		3,949,409
Spain — 1.7%
Aena SME SA*†	6,982	1,081,143
Amadeus IT Group SA†	17,533	1,101,552
Cellnex Telecom SA*	16,267	611,831
Enagas SA	36,300	651,171
Ferrovial SA	38,553	1,070,817
Grifols SA†	18,279	223,014
Red Electrica Corp. SA	41,352	687,124
Telefonica SA	328,581	1,337,682
		6,764,334
SupraNational — 0.1%
HKT Trust & HKT, Ltd.	160,000	207,914
Unibail-Rodamco-Westfield†	4,479	283,962
		491,876
Security Description	Shares or Principal Amount	Value

Sweden — 2.5%
Assa Abloy AB, Class B	18,865	$ 459,731
Atlas Copco AB, Class A	81,351	968,938
Boliden AB	23,350	959,496
Embracer Group AB†	12,084	58,457
Epiroc AB, Class B	26,668	439,202
EQT AB	3,779	84,836
Essity AB, Class B	41,074	1,110,426
H & M Hennes & Mauritz AB, Class B	24,594	310,221
Hexagon AB, Class B	47,238	524,140
Industrivarden AB, Class A	1,497	41,215
Industrivarden AB, Class C	3,673	100,913
Investor AB, Class B	122,102	2,363,189
Sandvik AB	36,740	757,403
Skandinaviska Enskilda Banken AB, Class A	76,209	954,068
Svenska Cellulosa AB SCA, Class B	6,501	90,857
Svenska Handelsbanken AB, Class A	68,266	724,527
Volvo Car AB, Class B†	24,285	114,744
		10,062,363
Switzerland — 9.3%
ABB, Ltd.	87,444	2,904,123
Adecco Group AG	8,100	287,759
Alcon, Inc.	23,952	1,631,640
Bachem Holding AG	1,279	127,581
Baloise Holding AG	8,229	1,367,350
Clariant AG	38,944	630,563
Coca-Cola HBC AG	51,233	1,310,777
EMS-Chemie Holding AG	1,175	889,499
Geberit AG	2,132	1,152,188
Givaudan SA	497	1,499,153
Julius Baer Group, Ltd.	16,617	1,100,214
Kuehne & Nagel International AG	3,137	802,694
Logitech International SA	8,389	458,529
Lonza Group AG	3,527	2,100,060
Partners Group Holding AG	1,231	1,167,937
Schindler Holding AG	263	56,546
Schindler Holding AG (Participation Certificate)	4,098	919,804
SGS SA	376	861,504
SIG Group AG	17,071	412,887
Sika AG	6,981	1,956,029
Sonova Holding AG	2,862	702,548
Straumann Holding AG	5,552	735,963
Swatch Group AG (BR)	4,896	1,700,877
Swiss Life Holding AG	3,160	1,899,657
Swiss Prime Site AG	7,783	656,950
Swiss Re AG	20,422	2,129,257
Swisscom AG	3,502	2,158,052
Temenos AG	2,997	220,451
VAT Group AG*	842	254,249
Zurich Insurance Group AG	9,214	4,367,075
		36,461,916
United Kingdom — 13.7%
3i Group PLC	98,904	1,935,587
Abrdn PLC	140,961	380,820
Admiral Group PLC	7,616	201,631
Antofagasta PLC	65,683	1,240,406
Ashtead Group PLC	18,548	1,229,306
Auto Trader Group PLC*	32,066	229,649
Aviva PLC	271,058	1,455,452
Barratt Developments PLC	76,439	431,312
Berkeley Group Holdings PLC	13,006	656,433
British Land Co. PLC	129,397	695,267

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC	445,227	$ 746,277
Bunzl PLC	32,905	1,173,144
Burberry Group PLC	55,134	1,635,400
Coca-Cola Europacific Partners PLC	24,045	1,322,475
Compass Group PLC	101,194	2,337,047
Croda International PLC	9,034	713,063
Halma PLC	24,371	634,369
Hargreaves Lansdown PLC	21,160	211,152
Hikma Pharmaceuticals PLC	37,461	780,438
Informa PLC	89,536	719,856
InterContinental Hotels Group PLC	23,936	1,614,047
Intertek Group PLC	13,043	654,849
JD Sports Fashion PLC	173,765	378,523
Johnson Matthey PLC	20,329	533,559
Kingfisher PLC	223,921	773,554
Land Securities Group PLC	76,114	629,706
Legal & General Group PLC	347,853	1,070,724
Lloyds Banking Group PLC	3,774,428	2,388,985
London Stock Exchange Group PLC	15,657	1,399,670
M&G PLC	291,886	752,397
Mondi PLC	50,401	846,626
National Grid PLC	215,318	2,714,270
Ocado Group PLC†	22,597	149,168
Pearson PLC	52,492	579,878
Persimmon PLC	17,172	300,019
Phoenix Group Holdings PLC	99,264	756,278
Prudential PLC	90,711	1,385,173
RELX PLC	103,370	3,112,195
Rentokil Initial PLC	151,490	933,694
Sage Group PLC	112,013	1,008,625
Schroders PLC	103,766	620,829
Segro PLC	71,189	705,075
Severn Trent PLC	24,808	820,907
Smith & Nephew PLC	72,061	1,028,008
Smiths Group PLC	56,114	1,190,304
Spirax-Sarco Engineering PLC	4,391	617,168
SSE PLC	77,078	1,618,310
St. James's Place PLC	43,520	670,840
Standard Chartered PLC	151,332	1,427,477
Taylor Wimpey PLC	283,401	419,975
United Utilities Group PLC	97,259	1,190,937
Vodafone Group PLC	1,611,772	1,934,454
Whitbread PLC	24,200	899,176
		53,854,484
Total Common Stocks (cost $342,799,631)		384,073,852
RIGHTS — 0.0%
Hong Kong — 0.0%
Link REIT Expires 03/21/2023† (cost $0)	9,460	8,919
Total Long-Term Investment Securities (cost $342,799,631)		384,082,771
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
1.91%, 04/20/2023(1)	$1,500,000	$ 1,490,439
4.41%, 11/02/2023(1)	120,000	116,118
		1,606,557
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(2)(3)	90,925	90,925
Total Short-Term Investments (cost $1,703,325)		1,697,482
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $7,186,042 and collateralized by $5,998,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $7,329,526 (cost $7,185,771)	7,185,771	7,185,771
TOTAL INVESTMENTS (cost $351,688,727)	99.7%	392,966,024
Other assets less liabilities	0.3	985,094
NET ASSETS	100.0%	$393,951,118
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $7,465,731 representing 1.9% of net assets.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of February 28, 2023.
(3)	At February 28, 2023, the Fund had loaned securities with a total value of $85,200. This was secured by collateral of $90,925, which was received in cash and subsequently invested in short-term investments currently valued at $90,925 as reported in the Portfolio of Investments.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
94	Long	MSCI EAFE Index	March 2023	$9,868,120	$9,619,020	$(249,100)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	8.3%
Insurance	8.3
Pharmaceuticals	5.7
Telecommunications	4.1
Chemicals	4.1
Food	3.9
Commercial Services	3.4
Oil & Gas	3.3
Semiconductors	3.2
Healthcare-Products	2.5
Cosmetics/Personal Care	2.4
Engineering & Construction	2.4
Auto Manufacturers	2.1
Machinery-Diversified	2.1
Diversified Financial Services	2.0
Electric	1.9
Distribution/Wholesale	1.9
Transportation	1.9
Repurchase Agreements	1.8
Software	1.8
Retail	1.7
REITS	1.7
Electrical Components & Equipment	1.6
Building Materials	1.5
Apparel	1.5
Real Estate	1.5
Investment Companies	1.2
Auto Parts & Equipment	1.2
Mining	1.2
Miscellaneous Manufacturing	1.2
Iron/Steel	1.2
Biotechnology	1.2
Beverages	1.1
Electronics	1.0
Machinery-Construction & Mining	1.0
Gas	0.9
Private Equity	0.9
Healthcare-Services	0.8
Computers	0.8
Home Furnishings	0.7
Food Service	0.7
Internet	0.7
Lodging	0.7
Water	0.7
Media	0.6
Household Products/Wares	0.6
Home Builders	0.6
Advertising	0.5
Metal Fabricate/Hardware	0.5
Forest Products & Paper	0.4
Short-Term Investments	0.4
Entertainment	0.4
Toys/Games/Hobbies	0.4
Office/Business Equipment	0.3
Hand/Machine Tools	0.3
Leisure Time	0.3
Energy-Alternate Sources	0.2

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Pipelines	0.2%
Packaging & Containers	0.1
Holding Companies-Diversified	0.1
99.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$384,073,852	$—	$—	$384,073,852
Rights	—	8,919	—	8,919
Short-Term Investments:
U.S. Government	—	1,606,557	—	1,606,557
Other Short-Term Investments	90,925	—	—	90,925
Repurchase Agreements	—	7,185,771	—	7,185,771
Total Investments at Value	$384,164,777	$8,801,247	$—	$392,966,024
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$249,100	$—	$—	$249,100
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Australia — 2.9%
Qantas Airways, Ltd.†	3,321,094	$ 14,347,185
Bermuda — 2.3%
Axalta Coating Systems, Ltd.†	387,027	11,533,405
Brazil — 2.9%
3R Petroleum Oleo e Gas SA†	856,500	5,956,539
CPFL Energia SA	1,444,000	8,354,346
		14,310,885
British Virgin Islands — 1.8%
Nomad Foods, Ltd.†	480,671	8,613,624
Canada — 4.8%
Quebecor, Inc., Class B	493,816	11,682,213
SNC-Lavalin Group, Inc.#	585,900	12,125,919
		23,808,132
Cayman Islands — 4.5%
China Resources Land, Ltd.	1,606,000	7,120,137
Topsports International Holdings, Ltd.*	9,556,000	8,339,313
Xinyi Glass Holdings, Ltd.	3,717,000	6,942,087
		22,401,537
China — 5.4%
LONGi Green Energy Technology Co., Ltd., Class A	1,368,291	8,723,116
Midea Group Co., Ltd., Class A	1,633,812	12,351,180
Oppein Home Group, Inc., Class A	276,880	5,649,798
		26,724,094
France — 6.8%
Cie de Saint-Gobain	36,285	2,161,868
Sanofi	160,627	15,101,977
Sodexo SA	106,319	9,866,676
Worldline SA*†	146,949	6,142,511
		33,273,032
Germany — 3.3%
Rheinmetall AG	54,234	13,801,606
Siemens AG	14,334	2,193,806
Siemens Energy AG†	22,564	452,737
		16,448,149
India — 1.1%
Tech Mahindra, Ltd.	403,564	5,365,069
Ireland — 1.6%
Greencore Group PLC†	4,220,561	4,134,973
ICON PLC†	16,940	3,822,172
		7,957,145
Isle of Man — 1.0%
Entain PLC	304,299	4,976,123
Israel — 1.3%
Check Point Software Technologies, Ltd.†	50,797	6,284,605
Italy — 3.2%
Prysmian SpA	89,060	3,426,008
UniCredit SpA	591,097	12,096,429
		15,522,437
Japan — 15.2%
Asahi Group Holdings, Ltd.	405,600	14,346,661
Hitachi, Ltd.	335,100	16,957,431
Mitsubishi UFJ Financial Group, Inc.	2,372,700	16,818,279
Security Description	Shares or Principal Amount	Value

Japan (continued)
ORIX Corp.	850,500	$ 15,250,970
Showa Denko KK	708,200	11,635,587
		75,008,928
Luxembourg — 2.6%
Samsonite International SA*†	4,644,400	13,017,148
Mexico — 2.8%
America Movil SAB de CV, Series L	13,325,600	13,685,023
Netherlands — 6.9%
CNH Industrial NV	320,226	5,258,363
ING Groep NV†	1,073,102	15,057,170
NN Group NV	336,030	13,612,540
		33,928,073
Norway — 1.9%
DNB Bank ASA	457,579	9,147,350
South Korea — 6.6%
Hana Financial Group, Inc.	315,179	10,813,623
Samsung Electronics Co., Ltd.	265,279	12,148,806
SK Telecom Co., Ltd.†	283,163	9,661,673
		32,624,102
Thailand — 4.2%
Minor International PCL†	8,512,800	8,069,290
SCB X PCL	4,375,900	12,815,213
		20,884,503
United Kingdom — 9.2%
ConvaTec Group PLC*	2,923,167	7,890,198
Informa PLC	895,486	7,199,571
NatWest Group PLC	3,552,990	12,492,064
Shell PLC	591,439	17,973,831
		45,555,664
United States — 4.7%
Baker Hughes Co.	318,962	9,760,237
Cognex Corp.	77,943	3,696,057
Gentex Corp.	337,194	9,626,889
		23,083,183
Total Long-Term Investment Securities (cost $480,585,751)		478,499,396

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(1) (cost $12,818,991)	12,818,992	$ 12,818,992
TOTAL INVESTMENTS (cost $493,404,742)	99.6%	491,318,388
Other assets less liabilities	0.4	1,817,335
NET ASSETS	100.0%	$493,135,723
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 28, 2023, the Fund had loaned securities with a total value of $8,789,755. This was secured by collateral of $9,208,764 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/09/2023 to 06/01/2023	$98,312
United States Treasury Notes/Bonds	0.00% to 5.38%	07/15/2023 to 11/15/2050	9,110,452
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $35,389,170 representing 7.2% of net assets.
(1)	The rate shown is the 7-day yield as of February 28, 2023.
Industry Allocation*
Banks	18.1%
Oil & Gas	4.8
Telecommunications	4.7
Chemicals	4.7
Media	3.9
Home Furnishings	3.6
Machinery-Construction & Mining	3.5
Diversified Financial Services	3.1
Pharmaceuticals	3.1
Airlines	2.9
Beverages	2.9
Aerospace/Defense	2.8
Insurance	2.8
Apparel	2.6
Short-Term Investments	2.6
Food	2.6
Semiconductors	2.5
Engineering & Construction	2.4
Food Service	2.0
Oil & Gas Services	2.0
Auto Parts & Equipment	2.0
Building Materials	1.8
Machinery-Diversified	1.8
Energy-Alternate Sources	1.8
Electric	1.7
Retail	1.7
Lodging	1.6
Healthcare-Products	1.6
Real Estate	1.4
Computers	1.3
Commercial Services	1.3
Software	1.1

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Entertainment	1.0%
Healthcare-Services	0.8
Electrical Components & Equipment	0.7
Miscellaneous Manufacturing	0.4
99.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$478,499,396	$—	$—	$478,499,396
Short-Term Investments	12,818,992	—	—	12,818,992
Total Investments at Value	$491,318,388	$—	$—	$491,318,388
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Apparel — 3.1%
LVMH Moet Hennessy Louis Vuitton SE	9,932	$ 8,288,502
NIKE, Inc., Class B	105,155	12,491,363
		20,779,865
Auto Parts & Equipment — 2.1%
Aptiv PLC†	120,958	14,064,996
Beverages — 1.3%
PepsiCo, Inc.	52,277	9,071,628
Chemicals — 1.1%
Sherwin-Williams Co.	34,682	7,676,861
Commercial Services — 4.3%
Equifax, Inc.	41,875	8,480,944
Gartner, Inc.†	24,776	8,121,821
Moody's Corp.	31,461	9,128,409
Verisk Analytics, Inc.	22,283	3,812,844
		29,544,018
Computers — 9.8%
Accenture PLC, Class A	97,142	25,796,058
Apple, Inc.	246,656	36,359,561
Cognizant Technology Solutions Corp., Class A	72,088	4,514,871
		66,670,490
Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	88,501	6,487,123
Estee Lauder Cos., Inc., Class A	30,311	7,367,089
		13,854,212
Diversified Financial Services — 7.0%
Charles Schwab Corp.	132,523	10,326,192
Mastercard, Inc., Class A	24,067	8,550,765
Visa, Inc., Class A	129,782	28,544,253
		47,421,210
Electric — 0.9%
Xcel Energy, Inc.	96,750	6,247,147
Electronics — 7.4%
Agilent Technologies, Inc.	67,189	9,538,822
Amphenol Corp., Class A	222,343	17,236,029
Fortive Corp.	204,187	13,611,106
TE Connectivity, Ltd.	80,012	10,187,128
		50,573,085
Food — 1.4%
McCormick & Co., Inc.	130,091	9,668,363
Healthcare-Products — 8.2%
Abbott Laboratories	62,438	6,351,193
Boston Scientific Corp.†	329,433	15,391,110
Danaher Corp.	34,642	8,574,934
STERIS PLC	52,804	9,928,736
Stryker Corp.	20,952	5,507,862
Thermo Fisher Scientific, Inc.	18,187	9,852,989
		55,606,824
Healthcare-Services — 2.2%
ICON PLC†	66,965	15,109,313
Household Products/Wares — 3.1%
Church & Dwight Co., Inc.	251,266	21,051,065
Security Description	Shares or Principal Amount	Value

Insurance — 3.7%
Aon PLC, Class A	56,492	$ 17,176,392
Marsh & McLennan Cos., Inc.	51,056	8,278,220
		25,454,612
Internet — 7.4%
Alphabet, Inc., Class A†	470,997	42,417,990
Meituan, Class B*†	17,870	309,846
Tencent Holdings, Ltd.	179,800	7,870,574
		50,598,410
Machinery-Diversified — 1.4%
Otis Worldwide Corp.	110,229	9,327,578
Pharmaceuticals — 2.1%
Becton Dickinson & Co.	42,453	9,957,351
Cigna Group	16,007	4,675,645
		14,632,996
Private Equity — 0.4%
Blackstone, Inc.	32,191	2,922,943
REITS — 1.5%
American Tower Corp.	51,671	10,231,375
Retail — 4.3%
Ross Stores, Inc.	116,238	12,848,949
Starbucks Corp.	74,050	7,559,764
TJX Cos., Inc.	113,706	8,709,880
		29,118,593
Semiconductors — 3.9%
Analog Devices, Inc.	69,847	12,814,829
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,197	8,288,803
Texas Instruments, Inc.	32,777	5,619,616
		26,723,248
Software — 19.3%
Adobe, Inc.†	42,807	13,867,328
Black Knight, Inc.†	162,041	9,657,643
Electronic Arts, Inc.	125,032	13,871,050
Fidelity National Information Services, Inc.	104,253	6,606,512
Fiserv, Inc.†	127,309	14,651,993
Microsoft Corp.	292,409	72,932,653
		131,587,179
Transportation — 1.4%
Canadian Pacific Railway, Ltd.	127,020	9,645,899
Total Long-Term Investment Securities (cost $548,470,223)		677,581,910

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Sovereign — 0.7%
Federal Home Loan Mtg. Corp.
4.30%, 03/01/2023 (cost $4,536,000)	$4,536,000	$ 4,536,000
TOTAL INVESTMENTS (cost $553,006,223)	100.0%	682,117,910
Other assets less liabilities	0.0	185,170
NET ASSETS	100.0%	$682,303,080
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Large Capital Growth Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $309,846 representing 0.0% of net assets.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$677,581,910	$—	$—	$677,581,910
Short-Term Investments	—	4,536,000	—	4,536,000
Total Investments at Value	$677,581,910	$4,536,000	$—	$682,117,910
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.7%
Curtiss-Wright Corp.	52,197	$ 9,123,513
Hexcel Corp.	114,687	8,366,417
Mercury Systems, Inc.†	79,003	4,135,017
		21,624,947
Agriculture — 0.4%
Darling Ingredients, Inc.†	218,377	13,816,713
Airlines — 0.1%
JetBlue Airways Corp.†	441,300	3,662,790
Apparel — 2.1%
Capri Holdings, Ltd.†	175,487	8,698,891
Carter's, Inc.	51,998	3,920,129
Columbia Sportswear Co.	48,241	4,206,615
Crocs, Inc.†	84,131	10,239,584
Deckers Outdoor Corp.†	36,063	15,014,830
Hanesbrands, Inc.#	475,461	2,700,619
PVH Corp.	88,867	7,130,688
Skechers USA, Inc., Class A†	182,871	8,139,588
Under Armour, Inc., Class A†	257,098	2,552,983
Under Armour, Inc., Class C†	268,456	2,362,413
		64,966,340
Auto Parts & Equipment — 1.5%
Adient PLC†	129,189	5,518,954
Dana, Inc.	173,840	2,753,626
Fox Factory Holding Corp.†	57,591	6,766,942
Gentex Corp.	319,630	9,125,436
Goodyear Tire & Rubber Co.†	385,413	4,378,292
Lear Corp.	80,535	11,246,713
Visteon Corp.†	38,346	6,405,316
		46,195,279
Banks — 6.7%
Associated Banc-Corp	204,872	4,742,787
Bank of Hawaii Corp.	54,520	4,081,367
Bank OZK	150,829	6,942,659
Cadence Bank	248,591	6,602,577
Cathay General Bancorp	101,393	4,351,788
Commerce Bancshares, Inc.	155,388	10,278,916
Cullen/Frost Bankers, Inc.	87,611	11,548,882
East West Bancorp, Inc.	192,048	14,635,978
First Financial Bankshares, Inc.	176,865	6,487,408
First Horizon Corp.	731,159	18,110,808
FNB Corp.	477,961	6,820,503
Fulton Financial Corp.	228,219	3,925,367
Glacier Bancorp, Inc.	150,926	7,150,874
Hancock Whitney Corp.	116,761	5,735,300
Home BancShares, Inc.	258,467	6,229,055
International Bancshares Corp.	71,938	3,491,151
Old National Bancorp	399,078	7,051,708
PacWest Bancorp	160,519	4,454,402
Pinnacle Financial Partners, Inc.	104,174	7,718,252
Prosperity Bancshares, Inc.	124,413	9,143,111
Synovus Financial Corp.	198,194	8,286,491
Texas Capital Bancshares, Inc.†	67,990	4,502,978
UMB Financial Corp.	59,245	5,371,152
Umpqua Holdings Corp.	295,746	5,222,874
United Bankshares, Inc.	183,480	7,480,480
Valley National Bancorp	572,648	6,631,264
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	237,096	$ 12,594,540
Wintrust Financial Corp.	82,795	7,627,903
		207,220,575
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	12,844	4,158,887
Celsius Holdings, Inc.†	55,046	4,998,177
Coca-Cola Consolidated, Inc.	6,272	3,492,563
		12,649,627
Biotechnology — 1.2%
Arrowhead Pharmaceuticals, Inc.†	144,225	4,658,468
Exelixis, Inc.†	439,506	7,506,762
Halozyme Therapeutics, Inc.†	184,235	8,841,438
United Therapeutics Corp.†	62,101	15,279,330
		36,285,998
Building Materials — 3.1%
Builders FirstSource, Inc.†	200,535	17,001,357
Eagle Materials, Inc.	50,203	7,044,485
Fortune Brands Innovations, Inc.	174,738	10,825,019
Lennox International, Inc.	43,942	11,197,740
Louisiana-Pacific Corp.	97,688	5,715,725
MDU Resources Group, Inc.	277,076	8,824,871
Owens Corning	127,339	12,452,481
Simpson Manufacturing Co., Inc.	58,042	6,260,410
Trex Co., Inc.†	149,524	7,645,162
UFP Industries, Inc.	83,985	7,183,237
		94,150,487
Chemicals — 2.5%
Ashland, Inc.	67,866	6,907,401
Avient Corp.	116,481	5,082,066
Cabot Corp.	76,642	6,095,338
Chemours Co.	205,634	7,028,570
Ingevity Corp.†	47,866	3,951,817
NewMarket Corp.	9,280	3,187,680
Olin Corp.	173,553	10,022,686
RPM International, Inc.	175,904	15,590,371
Sensient Technologies Corp.	57,279	4,318,264
Valvoline, Inc.	241,199	8,490,205
Westlake Corp.	46,920	5,590,049
		76,264,447
Commercial Services — 4.0%
ASGN, Inc.†	67,991	6,037,601
Avis Budget Group, Inc.†	33,900	7,446,474
Brink's Co.	63,291	4,129,738
Euronet Worldwide, Inc.†	64,196	6,987,735
FTI Consulting, Inc.†	46,903	8,616,550
Graham Holdings Co., Class B	5,229	3,276,805
Grand Canyon Education, Inc.†	41,791	4,734,502
GXO Logistics, Inc.†	161,652	8,013,090
H&R Block, Inc.	211,833	7,795,454
HealthEquity, Inc.†	115,178	7,506,150
Insperity, Inc.	48,586	6,029,037
John Wiley & Sons, Inc., Class A	58,507	2,602,976
ManpowerGroup, Inc.	68,887	5,847,129
Paylocity Holding Corp.†	56,135	10,812,162
Progyny, Inc.†	102,512	3,850,351
R1 RCM, Inc.†	187,281	2,659,390

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Service Corp. International	209,569	$ 14,152,195
WEX, Inc.†	59,398	11,452,528
		121,949,867
Computers — 2.6%
CACI International, Inc., Class A†	32,016	9,380,688
ExlService Holdings, Inc.†	45,053	7,411,669
Genpact, Ltd.	229,723	10,964,679
KBR, Inc.	186,937	10,302,098
Kyndryl Holdings, Inc.†	278,112	4,363,577
Lumentum Holdings, Inc.†	92,926	5,000,348
Maximus, Inc.	82,504	6,771,928
NCR Corp.†	187,215	4,779,599
Qualys, Inc.†	47,102	5,565,101
Science Applications International Corp.	75,115	8,010,264
Super Micro Computer, Inc.†	62,736	6,146,246
		78,696,197
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	498,079	5,628,293
Distribution/Wholesale — 0.9%
IAA, Inc.†	182,262	7,456,339
Univar Solutions, Inc.†	222,323	7,725,724
Watsco, Inc.	45,323	13,810,371
		28,992,434
Diversified Financial Services — 2.5%
Affiliated Managers Group, Inc.	51,326	8,181,878
Evercore, Inc., Class A	48,685	6,386,498
Federated Hermes, Inc.	115,186	4,532,569
Interactive Brokers Group, Inc., Class A	140,168	12,069,867
Janus Henderson Group PLC	180,574	4,958,562
Jefferies Financial Group, Inc.	249,609	9,432,724
Navient Corp.	144,129	2,601,528
SEI Investments Co.	139,620	8,412,105
SLM Corp.	340,906	4,902,228
Stifel Financial Corp.	144,813	9,677,853
Western Union Co.	526,178	6,819,267
		77,975,079
Electric — 1.8%
ALLETE, Inc.	77,886	4,765,844
Black Hills Corp.	88,672	5,445,347
Hawaiian Electric Industries, Inc.	149,159	6,033,482
IDACORP, Inc.	68,893	7,123,536
NorthWestern Corp.	78,727	4,548,846
OGE Energy Corp.	272,787	9,743,952
Ormat Technologies, Inc.	66,440	5,615,509
PNM Resources, Inc.	116,955	5,730,795
Portland General Electric Co.	121,639	5,814,344
		54,821,655
Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	43,817	8,498,745
Belden, Inc.	58,325	4,921,464
Energizer Holdings, Inc.	90,292	3,271,279
EnerSys	55,633	5,045,357
Littelfuse, Inc.	33,731	8,727,222
Novanta, Inc.†	48,629	7,630,376
Universal Display Corp.	59,214	8,044,222
		46,138,665
Security Description	Shares or Principal Amount	Value

Electronics — 3.3%
Arrow Electronics, Inc.†	83,808	$ 9,888,506
Avnet, Inc.	124,697	5,575,203
Coherent Corp.†	188,972	8,150,362
Hubbell, Inc.	73,177	18,406,942
Jabil, Inc.	183,453	15,232,103
National Instruments Corp.	177,907	8,986,082
nVent Electric PLC	226,983	10,404,901
TD SYNNEX Corp.	57,284	5,529,052
Vicor Corp.†	30,372	1,427,484
Vishay Intertechnology, Inc.	176,543	3,748,008
Vontier Corp.	215,274	5,633,721
Woodward, Inc.	81,977	8,115,723
		101,098,087
Energy-Alternate Sources — 0.3%
SunPower Corp.#†	116,293	1,746,721
Sunrun, Inc.†	290,365	6,980,374
		8,727,095
Engineering & Construction — 1.8%
AECOM	190,280	16,432,581
Arcosa, Inc.	1	61
Dycom Industries, Inc.†	40,138	3,380,021
EMCOR Group, Inc.	64,932	10,857,929
Fluor Corp.†	193,602	7,099,385
MasTec, Inc.†	80,339	7,850,727
TopBuild Corp.†	43,563	9,043,243
		54,663,947
Entertainment — 1.1%
Churchill Downs, Inc.	44,848	11,022,741
Light & Wonder, Inc.†	127,636	7,991,290
Marriott Vacations Worldwide Corp.	52,213	7,988,067
Penn Entertainment, Inc.†	211,356	6,452,699
		33,454,797
Environmental Control — 0.8%
Clean Harbors, Inc.†	68,521	9,049,569
Stericycle, Inc.†	125,605	5,988,846
Tetra Tech, Inc.	72,189	9,881,952
		24,920,367
Food — 1.6%
Flowers Foods, Inc.	261,788	7,298,650
Grocery Outlet Holding Corp.†	120,618	3,262,717
Ingredion, Inc.	89,322	8,878,607
Lancaster Colony Corp.	27,031	5,189,411
Performance Food Group Co.†	212,112	12,003,418
Pilgrim's Pride Corp.†	61,218	1,431,889
Post Holdings, Inc.†	74,095	6,665,586
Sprouts Farmers Market, Inc.†	144,229	4,368,696
		49,098,974
Gas — 1.3%
National Fuel Gas Co.	124,643	7,139,551
New Jersey Resources Corp.	131,116	6,690,849
ONE Gas, Inc.	73,770	5,913,403
Southwest Gas Holdings, Inc.	84,073	5,297,440
Spire, Inc.	71,524	5,035,290
UGI Corp.	285,292	10,621,421
		40,697,954
Hand/Machine Tools — 1.2%
Kennametal, Inc.	109,789	3,110,322

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Lincoln Electric Holdings, Inc.	78,671	$ 13,211,221
MSA Safety, Inc.	50,205	6,745,042
Regal Rexnord Corp.	90,134	14,208,724
		37,275,309
Healthcare-Products — 4.3%
Azenta, Inc.†	102,219	4,486,392
Bruker Corp.	136,278	9,392,280
Enovis Corp.†	64,926	3,741,036
Envista Holdings Corp.†	222,157	8,588,590
Globus Medical, Inc., Class A†	105,478	6,153,587
Haemonetics Corp.†	68,956	5,362,708
ICU Medical, Inc.#†	27,448	4,683,727
Inari Medical, Inc.†	65,794	3,701,570
Integra LifeSciences Holdings Corp.†	99,004	5,506,602
Lantheus Holdings, Inc.†	93,787	6,936,487
LivaNova PLC†	72,928	3,450,953
Masimo Corp.†	65,893	11,024,558
Neogen Corp.†	294,458	5,208,962
Omnicell, Inc.†	60,838	3,312,021
Patterson Cos., Inc.	118,035	3,130,288
Penumbra, Inc.†	51,748	13,453,962
QuidelOrtho Corp.†	72,892	6,337,230
Repligen Corp.†	70,359	12,268,499
Shockwave Medical, Inc.†	49,245	9,368,369
STAAR Surgical Co.†	65,683	3,638,181
Tandem Diabetes Care, Inc.†	87,611	3,141,730
		132,887,732
Healthcare-Services — 1.8%
Acadia Healthcare Co., Inc.†	123,961	8,988,412
Amedisys, Inc.†	44,272	4,070,811
Chemed Corp.	20,261	10,567,732
Encompass Health Corp.	135,966	7,684,798
Medpace Holdings, Inc.†	34,324	6,654,737
Sotera Health Co.†	134,538	2,245,439
Syneos Health, Inc.†	140,212	5,639,327
Tenet Healthcare Corp.†	147,323	8,622,815
		54,474,071
Home Builders — 0.8%
KB Home	113,174	3,991,647
Taylor Morrison Home Corp.†	147,628	5,289,511
Thor Industries, Inc.	73,144	6,655,373
Toll Brothers, Inc.	143,609	8,607,923
		24,544,454
Home Furnishings — 0.5%
Leggett & Platt, Inc.	180,643	6,230,377
Tempur Sealy International, Inc.	232,975	9,957,352
		16,187,729
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	32,688	3,683,611
Housewares — 0.1%
Scotts Miracle-Gro Co.#	55,110	4,546,575
Insurance — 4.8%
American Financial Group, Inc.	95,131	12,758,019
Brighthouse Financial, Inc.†	94,193	5,447,181
CNO Financial Group, Inc.	155,880	3,993,646
Essent Group, Ltd.	146,756	6,303,170
First American Financial Corp.	141,081	8,010,579
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Hanover Insurance Group, Inc.	48,455	$ 6,758,503
Kemper Corp.	87,047	5,362,095
Kinsale Capital Group, Inc.	29,362	9,357,669
MGIC Investment Corp.	404,712	5,568,837
Old Republic International Corp.	385,606	10,168,430
Primerica, Inc.	50,275	9,649,784
Reinsurance Group of America, Inc.	91,067	13,156,450
RenaissanceRe Holdings, Ltd.	59,546	12,796,435
RLI Corp.	55,029	7,589,049
Selective Insurance Group, Inc.	82,128	8,338,456
Unum Group	254,803	11,351,474
Voya Financial, Inc.#	132,403	9,862,700
		146,472,477
Internet — 0.3%
TripAdvisor, Inc.†	142,774	3,079,635
Ziff Davis, Inc.†	64,302	5,078,572
		8,158,207
Iron/Steel — 1.7%
Cleveland-Cliffs, Inc.†	702,126	14,976,348
Commercial Metals Co.	159,886	8,274,100
Reliance Steel & Aluminum Co.	79,970	19,819,765
United States Steel Corp.	319,204	9,777,218
		52,847,431
Leisure Time — 1.1%
Brunswick Corp.	98,795	8,636,659
Harley-Davidson, Inc.	181,257	8,618,770
Polaris, Inc.	74,234	8,444,117
Topgolf Callaway Brands Corp.†	188,899	4,378,679
YETI Holdings, Inc.†	117,517	4,580,813
		34,659,038
Lodging — 0.8%
Boyd Gaming Corp.	108,084	7,039,511
Choice Hotels International, Inc.	37,764	4,469,747
Travel & Leisure Co.	110,750	4,645,962
Wyndham Hotels & Resorts, Inc.	120,346	9,269,049
		25,424,269
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	89,103	7,947,097
Terex Corp.	91,972	5,445,662
		13,392,759
Machinery-Diversified — 3.2%
AGCO Corp.	84,364	11,879,295
Chart Industries, Inc.†	56,952	7,603,092
Cognex Corp.	235,626	11,173,385
Crane Holdings Co.	65,024	7,788,575
Esab Corp.	70,398	4,128,843
Flowserve Corp.	178,080	6,177,595
Graco, Inc.	229,629	15,968,400
Middleby Corp.†	73,420	11,416,076
Toro Co.	141,982	15,680,492
Watts Water Technologies, Inc., Class A	37,177	6,514,526
		98,330,279
Media — 1.1%
Cable One, Inc.	6,570	4,537,308
New York Times Co., Class A	224,326	8,636,551
Nexstar Media Group, Inc.	51,379	9,551,356

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	304,000	$ 5,289,600
World Wrestling Entertainment, Inc., Class A#	58,998	4,955,832
		32,970,647
Metal Fabricate/Hardware — 0.6%
Timken Co.	90,197	7,707,334
Valmont Industries, Inc.	29,067	9,223,831
Worthington Industries, Inc.	41,318	2,497,260
		19,428,425
Mining — 0.9%
Alcoa Corp.	241,086	11,798,749
MP Materials Corp.†	125,794	4,402,790
Royal Gold, Inc.	89,443	10,624,934
		26,826,473
Miscellaneous Manufacturing — 1.9%
Axon Enterprise, Inc.†	92,118	18,452,157
Carlisle Cos., Inc.	70,466	18,195,730
Donaldson Co., Inc.	166,859	10,553,832
ITT, Inc.	112,683	10,241,758
		57,443,477
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	152,652	2,517,231
Oil & Gas — 2.3%
Antero Resources Corp.†	376,235	9,857,357
CNX Resources Corp.†	245,909	3,774,703
HF Sinclair Corp.	183,249	9,111,140
Matador Resources Co.	152,952	8,227,288
Murphy Oil Corp.	199,107	7,769,155
PBF Energy, Inc., Class A	155,732	6,807,046
PDC Energy, Inc.	125,552	8,425,795
Range Resources Corp.	329,241	8,869,753
Southwestern Energy Co.†	1,503,683	7,969,520
		70,811,757
Oil & Gas Services — 0.6%
ChampionX Corp.	271,638	8,303,974
NOV, Inc.	535,217	11,710,548
		20,014,522
Packaging & Containers — 0.9%
AptarGroup, Inc.	88,953	10,382,594
Greif, Inc., Class A	34,889	2,478,864
Silgan Holdings, Inc.	113,991	6,087,119
Sonoco Products Co.	132,865	7,847,007
		26,795,584
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	184,549	5,698,873
Jazz Pharmaceuticals PLC†	85,794	12,045,478
Neurocrine Biosciences, Inc.†	130,988	13,504,863
Option Care Health, Inc.†	210,672	6,461,310
Perrigo Co. PLC	183,454	6,914,381
		44,624,905
Pipelines — 0.5%
Antero Midstream Corp.	456,372	4,810,161
DT Midstream, Inc.	131,828	6,617,766
Equitrans Midstream Corp.	589,686	3,555,806
		14,983,733
Security Description	Shares or Principal Amount	Value

Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	64,671	$ 11,282,503
REITS — 7.9%
Agree Realty Corp.	120,685	8,542,084
Annaly Capital Management, Inc.	637,492	13,183,335
Apartment Income REIT Corp.	204,285	7,721,973
Brixmor Property Group, Inc.	408,647	9,251,768
Corporate Office Properties Trust	153,182	3,895,418
Cousins Properties, Inc.	206,337	5,053,193
CubeSmart	305,995	14,378,705
Douglas Emmett, Inc.	239,522	3,384,446
EastGroup Properties, Inc.	59,372	9,693,666
EPR Properties	102,220	4,174,665
First Industrial Realty Trust, Inc.	180,041	9,497,163
Healthcare Realty Trust, Inc.	518,549	10,111,705
Highwoods Properties, Inc.	143,338	3,798,457
Independence Realty Trust, Inc.	304,995	5,517,360
JBG SMITH Properties	134,887	2,326,801
Kilroy Realty Corp.	143,326	5,162,602
Kite Realty Group Trust	298,534	6,484,158
Lamar Advertising Co., Class A	118,900	12,432,184
Life Storage, Inc.	115,814	13,957,903
Macerich Co.	292,656	3,497,239
Medical Properties Trust, Inc.#	814,806	8,392,502
National Retail Properties, Inc.	243,533	11,036,916
National Storage Affiliates Trust	115,142	4,870,507
Omega Healthcare Investors, Inc.	319,086	8,548,314
Park Hotels & Resorts, Inc.	306,360	4,212,450
Pebblebrook Hotel Trust#	179,137	2,556,285
Physicians Realty Trust	311,017	4,612,382
PotlatchDeltic Corp.	110,063	5,080,508
Rayonier, Inc.	199,510	6,699,546
Rexford Industrial Realty, Inc.	250,019	15,116,149
Sabra Health Care REIT, Inc.	314,718	3,748,291
SL Green Realty Corp.#	87,634	2,983,938
Spirit Realty Capital, Inc.	190,294	7,836,307
Vornado Realty Trust	219,495	4,341,611
		242,100,531
Retail — 5.5%
AutoNation, Inc.†	46,606	6,362,185
BJ's Wholesale Club Holdings, Inc.†	184,038	13,213,928
Casey's General Stores, Inc.	50,762	10,555,958
Cracker Barrel Old Country Store, Inc.	30,205	3,291,137
Dick's Sporting Goods, Inc.	75,762	9,745,266
FirstCash Holdings, Inc.	51,120	4,511,340
Five Below, Inc.†	75,631	15,451,413
Foot Locker, Inc.	108,059	4,724,339
GameStop Corp., Class A#†	344,398	6,622,774
Gap, Inc.	287,422	3,739,360
Kohl's Corp.	158,925	4,456,257
Lithia Motors, Inc.	37,249	9,505,200
Macy's, Inc.	369,239	7,554,630
MSC Industrial Direct Co., Inc., Class A	64,340	5,438,017
Murphy USA, Inc.	28,323	7,224,914
Nordstrom, Inc.#	151,778	2,956,635
Ollie's Bargain Outlet Holdings, Inc.†	79,312	4,563,612
Papa John's International, Inc.	43,804	3,677,346
RH†	26,186	7,830,400
Texas Roadhouse, Inc.	91,175	9,257,910
Victoria's Secret & Co.†	110,702	4,388,227
Wendy's Co.	232,208	5,099,288

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Williams-Sonoma, Inc.	90,897	$ 11,354,853
Wingstop, Inc.	40,762	6,943,807
		168,468,796
Savings & Loans — 0.4%
New York Community Bancorp, Inc.	926,929	8,231,130
Washington Federal, Inc.	89,015	3,121,756
		11,352,886
Semiconductors — 2.8%
Allegro MicroSystems, Inc.†	88,627	3,871,227
Amkor Technology, Inc.	136,854	3,525,359
Cirrus Logic, Inc.†	75,023	7,708,613
IPG Photonics Corp.†	43,808	5,398,898
Lattice Semiconductor Corp.†	186,750	15,866,280
MACOM Technology Solutions Holdings, Inc.†	69,623	4,771,960
MKS Instruments, Inc.	77,933	7,554,046
Power Integrations, Inc.	77,935	6,410,154
Silicon Laboratories, Inc.†	45,350	8,096,336
SiTime Corp.†	21,909	2,720,002
Synaptics, Inc.†	54,326	6,389,281
Wolfspeed, Inc.#†	169,247	12,520,893
		84,833,049
Software — 2.8%
ACI Worldwide, Inc.†	153,115	3,958,023
Aspen Technology, Inc.†	39,573	8,389,872
Blackbaud, Inc.†	60,772	3,384,393
CommVault Systems, Inc.†	60,677	3,572,662
Concentrix Corp.	57,729	7,899,636
Dynatrace, Inc.†	294,161	12,510,667
Envestnet, Inc.†	75,385	4,712,316
Fair Isaac Corp.†	34,031	23,052,259
Manhattan Associates, Inc.†	85,019	12,221,481
Teradata Corp.†	138,708	5,653,738
		85,355,047
Telecommunications — 1.2%
Calix, Inc.†	77,575	3,967,962
Ciena Corp.†	201,851	9,733,255
Frontier Communications Parent, Inc.†	303,786	8,311,585
Iridium Communications, Inc.†	171,195	10,506,237
Viasat, Inc.†	102,991	3,270,994
		35,790,033
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	482,891	8,687,209
Transportation — 1.7%
Kirby Corp.†	81,611	5,919,246
Knight-Swift Transportation Holdings, Inc.	218,957	12,445,516
Landstar System, Inc.	48,950	8,849,670
Ryder System, Inc.	68,470	6,703,898
Saia, Inc.†	36,056	9,766,489
Werner Enterprises, Inc.	80,088	3,720,087
XPO, Inc.†	156,916	5,234,718
		52,639,624
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	47,962	$ 5,232,175
Water — 0.4%
Essential Utilities, Inc.	325,220	13,912,912
Total Long-Term Investment Securities (cost $2,232,630,551)		2,992,656,074
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2)	24,750,889	24,750,889
U.S. Government — 0.2%
United States Treasury Bills
4.48%, 12/28/2023(3)	$ 4,800,000	4,609,941
4.62%, 07/20/2023(3)	1,000,000	981,390
		5,591,331
Total Short-Term Investments (cost $30,352,597)		30,342,220
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $70,886,739 and collateralized by $59,175,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $72,301,805 (cost $70,884,061)	70,884,061	70,884,061
TOTAL INVESTMENTS (cost $2,333,867,209)	100.8%	3,093,882,355
Other assets less liabilities	(0.8)	(23,831,684)
NET ASSETS	100.0%	$3,070,050,671
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $52,650,980. This was secured by collateral of $24,750,889, which was received in cash and subsequently invested in short-term investments currently valued at $24,750,889 as reported in the Portfolio of Investments. Additional collateral of $29,259,935 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$3,146
United States Treasury Bills	0.00%	03/02/2023 to 12/28/2023	1,991,578
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	27,265,211
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
306	Long	S&P Mid Cap 400 E-Mini Index	March 2023	$79,314,133	$79,657,920	$343,787
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,992,656,074	$—	$—	$2,992,656,074
Short-Term Investments:
U.S. Government	—	5,591,331	—	5,591,331
Other Short-Term Investments	24,750,889	—	—	24,750,889
Repurchase Agreements	—	70,884,061	—	70,884,061
Total Investments at Value	$3,017,406,963	$76,475,392	$—	$3,093,882,355
Other Financial Instruments:†
Futures Contracts	$343,787	$—	$—	$343,787
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.6%
Advertising — 0.9%
Trade Desk, Inc., Class A†	109,317	$ 6,117,379
Aerospace/Defense — 3.4%
HEICO Corp.	35,640	5,900,915
Hexcel Corp.	173,061	12,624,800
L3Harris Technologies, Inc.	22,806	4,816,399
		23,342,114
Airlines — 0.5%
Ryanair Holdings PLC ADR†	33,934	3,148,057
Apparel — 1.5%
Gildan Activewear, Inc.	115,804	3,676,777
On Holding AG, Class A†	318,599	6,967,760
		10,644,537
Auto Parts & Equipment — 0.2%
Visteon Corp.†	9,862	1,647,348
Biotechnology — 3.4%
Abcam PLC ADR†	47,914	690,441
Apellis Pharmaceuticals, Inc.†	31,111	2,037,148
Argenx SE ADR†	4,570	1,672,711
BioMarin Pharmaceutical, Inc.†	25,693	2,558,766
Corteva, Inc.	48,356	3,012,095
Illumina, Inc.†	11,097	2,210,523
Moderna, Inc.†	26,103	3,623,358
Sarepta Therapeutics, Inc.†	13,287	1,622,741
Seagen, Inc.†	33,586	6,035,068
		23,462,851
Chemicals — 2.4%
Celanese Corp.	23,790	2,765,112
Olin Corp.	102,610	5,925,727
Tronox Holdings PLC	499,573	7,793,339
		16,484,178
Commercial Services — 5.1%
Cimpress PLC†	13,593	477,386
Global Payments, Inc.	27,150	3,046,230
GXO Logistics, Inc.†	133,816	6,633,259
Quanta Services, Inc.	65,072	10,502,621
Rentokil Initial PLC	70,834	436,578
Rentokil Initial PLC ADR	109,955	3,369,021
Ritchie Bros. Auctioneers, Inc.	43,423	2,656,185
WEX, Inc.†	42,734	8,239,543
		35,360,823
Computers — 3.1%
Amdocs, Ltd.	82,551	7,562,497
CACI International, Inc., Class A†	13,061	3,826,873
EPAM Systems, Inc.†	32,853	10,107,226
		21,496,596
Distribution/Wholesale — 1.9%
Ferguson PLC	92,186	13,284,003
Diversified Financial Services — 1.7%
Cboe Global Markets, Inc.	13,166	1,661,154
Charles Schwab Corp.	45,994	3,583,853
LPL Financial Holdings, Inc.	26,940	6,723,146
		11,968,153
Electric — 0.3%
Alliant Energy Corp.	34,493	1,768,456
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.0%
AMETEK, Inc.	50,769	$ 7,186,860
Electronics — 6.3%
Flex, Ltd.†	280,506	6,384,317
Keysight Technologies, Inc.†	65,912	10,543,283
National Instruments Corp.	79,794	4,030,395
Sensata Technologies Holding PLC	150,394	7,606,929
TE Connectivity, Ltd.	119,753	15,246,952
		43,811,876
Energy-Alternate Sources — 1.4%
SolarEdge Technologies, Inc.†	30,387	9,660,635
Engineering & Construction — 0.2%
Frontdoor, Inc.†	60,941	1,721,583
Entertainment — 0.5%
Entain PLC	199,705	3,265,725
Environmental Control — 0.7%
Waste Connections, Inc.	36,495	4,887,410
Food Service — 0.6%
Aramark	105,383	3,878,094
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	8,860	1,396,690
Healthcare-Products — 9.6%
Avantor, Inc.†	169,029	4,119,237
Bio-Techne Corp.	50,705	3,683,211
Boston Scientific Corp.†	314,538	14,695,215
Cooper Cos., Inc.	19,995	6,537,765
DENTSPLY SIRONA, Inc.	69,433	2,643,314
ICU Medical, Inc.†	20,844	3,556,820
IDEXX Laboratories, Inc.†	20,392	9,650,310
Natera, Inc.†	90,265	4,382,366
Novocure, Ltd.†	65,285	5,024,987
PerkinElmer, Inc.	20,590	2,564,896
STERIS PLC	15,758	2,962,977
Teleflex, Inc.	22,459	5,350,408
Waters Corp.†	4,536	1,410,197
		66,581,703
Healthcare-Services — 2.3%
Catalent, Inc.†	56,289	3,840,035
Charles River Laboratories International, Inc.†	22,373	4,907,294
Tenet Healthcare Corp.†	125,343	7,336,326
		16,083,655
Home Builders — 0.8%
D.R. Horton, Inc.	62,323	5,763,631
Insurance — 3.3%
Arthur J. Gallagher & Co.	43,314	8,114,878
Intact Financial Corp.	53,120	7,630,671
Ryan Specialty Holdings, Inc.#†	42,713	1,799,072
W.R. Berkley Corp.	75,333	4,986,291
		22,530,912
Internet — 3.2%
GoDaddy, Inc., Class A†	92,820	7,027,402
Palo Alto Networks, Inc.†	66,876	12,597,432
Upwork, Inc.†	29,707	336,878
Wayfair, Inc., Class A†	3,974	160,907
Ziff Davis, Inc.†	21,495	1,697,675
		21,820,294

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 1.5%
Las Vegas Sands Corp.†	181,725	$ 10,443,736
Machinery-Diversified — 2.7%
Ingersoll Rand, Inc.	102,942	5,977,842
Westinghouse Air Brake Technologies Corp.	125,101	13,051,787
		19,029,629
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Series C†	86,433	5,866,208
Miscellaneous Manufacturing — 2.3%
Parker-Hannifin Corp.	12,625	4,442,106
Teledyne Technologies, Inc.†	26,920	11,577,485
		16,019,591
Oil & Gas — 2.2%
Diamondback Energy, Inc.	45,089	6,338,612
Valero Energy Corp.	65,494	8,627,524
		14,966,136
Packaging & Containers — 0.2%
Sealed Air Corp.	31,202	1,517,041
Pharmaceuticals — 2.1%
Ascendis Pharma A/S ADR†	15,843	1,759,999
Dexcom, Inc.†	59,637	6,620,304
Elanco Animal Health, Inc.†	102,713	1,178,118
Prometheus Biosciences, Inc.†	38,685	4,734,657
		14,293,078
Pipelines — 0.6%
Cheniere Energy, Inc.	25,180	3,961,821
REITS — 0.7%
Lamar Advertising Co., Class A	45,807	4,789,580
Retail — 5.9%
Academy Sports & Outdoors, Inc.	139,205	8,233,976
Burlington Stores, Inc.†	7,453	1,596,805
CarMax, Inc.†	57,451	3,966,417
Dollar Tree, Inc.†	12,376	1,797,985
Lululemon Athletica, Inc.†	15,736	4,865,571
O'Reilly Automotive, Inc.†	8,745	7,259,225
Tractor Supply Co.	35,360	8,248,074
Wingstop, Inc.	30,258	5,154,450
		41,122,503
Semiconductors — 7.5%
Analog Devices, Inc.	40,661	7,460,074
KLA Corp.	5,375	2,039,167
Lam Research Corp.	16,981	8,252,936
Microchip Technology, Inc.	71,469	5,791,133
Monolithic Power Systems, Inc.	20,507	9,931,335
NXP Semiconductors NV	29,681	5,297,465
ON Semiconductor Corp.†	166,222	12,867,245
		51,639,355
Software — 12.7%
Atlassian Corp., Class A†	8,133	1,336,496
Broadridge Financial Solutions, Inc.	25,657	3,611,992
Ceridian HCM Holding, Inc.†	56,540	4,123,462
Constellation Software, Inc.	5,631	9,682,101
Datadog, Inc., Class A†	99,860	7,641,287
Dynatrace, Inc.†	41,069	1,746,665
Fidelity National Information Services, Inc.	38,826	2,460,404
Gitlab, Inc., Class A#†	121,508	5,351,212
Security Description	Shares or Principal Amount	Value

Software (continued)
HubSpot, Inc.†	20,893	$ 8,082,666
Lumine Group, Inc.†(1)(2)	16,685	170,824
MSCI, Inc.	21,746	11,354,674
Paycom Software, Inc.†	25,230	7,292,984
Splunk, Inc.†	59,810	6,130,525
SS&C Technologies Holdings, Inc.	125,123	7,344,720
Synopsys, Inc.†	11,670	4,245,079
Topicus.com, Inc.†	15,562	1,011,844
ZoomInfo Technologies, Inc.†	256,900	6,209,273
		87,796,208
Telecommunications — 0.6%
NICE, Ltd. ADR#†	19,258	3,994,302
Transportation — 1.3%
JB Hunt Transport Services, Inc.	35,026	6,332,351
TFI International, Inc.	22,449	2,739,676
		9,072,027
Total Long-Term Investment Securities (cost $662,389,081)		661,824,778
SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 1.8%
Societe Generale SA
4.48%, 03/01/2023*	$12,400,000	12,398,439
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4)	3,034,638	3,034,638
Total Short-Term Investments (cost $15,434,638)		15,433,077
TOTAL INVESTMENTS (cost $677,823,719)	97.8%	677,257,855
Other assets less liabilities	2.2	14,920,247
NET ASSETS	100.0%	$692,178,102
†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Mid Cap Strategic Growth Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $12,398,439 representing 1.8% of net assets.

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Lumine Group, Inc.	02/15/2023	16,685	$173,921	$170,824	$10.24	0.0%
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $10,148,810. This was secured by collateral of $3,034,638, which was received in cash and subsequently invested in short-term investments currently valued at $3,034,638 as reported in the Portfolio of Investments. Additional collateral of $7,467,587 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/29/2023	$1,476,058
United States Treasury Notes/Bonds	0.13% to 6.13%	04/30/2023 to 05/15/2052	5,991,529
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$87,625,384	$—	$170,824	$87,796,208
Other Industries	574,028,570	—	—	574,028,570
Short-Term Investments:
Commercial Paper	—	12,398,439	—	12,398,439
Other Short-Term Investments	3,034,638	—	—	3,034,638
Total Investments at Value	$664,688,592	$12,398,439	$170,824	$677,257,855
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.2%
Taboola.com, Ltd.#†	528,128	$ 1,653,041
Aerospace/Defense — 3.5%
Curtiss-Wright Corp.	51,502	9,002,035
Hexcel Corp.	51,982	3,792,087
Howmet Aerospace, Inc.	248,389	10,477,048
L3Harris Technologies, Inc.	6,324	1,335,565
Spirit AeroSystems Holdings, Inc., Class A	97,137	3,320,143
		27,926,878
Airlines — 0.6%
Alaska Air Group, Inc.†	54,945	2,628,019
JetBlue Airways Corp.†	285,277	2,367,799
		4,995,818
Apparel — 1.0%
Columbia Sportswear Co.	26,992	2,353,703
Steven Madden, Ltd.	162,161	5,886,444
		8,240,147
Auto Parts & Equipment — 1.5%
Gentex Corp.	262,869	7,504,910
Lear Corp.	12,457	1,739,620
Visteon Corp.†	17,615	2,942,410
		12,186,940
Banks — 8.4%
Ameris Bancorp	116,983	5,599,976
Atlantic Union Bankshares Corp.	40,794	1,528,143
Cadence Bank	211,023	5,604,771
East West Bancorp, Inc.	91,494	6,972,758
Fifth Third Bancorp	177,525	6,444,157
First Republic Bank	25,016	3,077,218
Huntington Bancshares, Inc.	444,021	6,802,402
KeyCorp	292,514	5,350,081
SouthState Corp.	74,413	6,003,641
Synovus Financial Corp.	146,092	6,108,107
Triumph Financial, Inc.†	38,230	2,326,295
Webster Financial Corp.	89,391	4,748,450
Western Alliance Bancorp	80,658	5,988,050
		66,554,049
Beverages — 0.6%
Coca-Cola Europacific Partners PLC	41,597	2,287,835
Keurig Dr Pepper, Inc.	72,117	2,491,642
		4,779,477
Biotechnology — 0.7%
Corteva, Inc.	83,375	5,193,429
Building Materials — 2.6%
Builders FirstSource, Inc.†	89,028	7,547,794
Fortune Brands Innovations, Inc.	91,067	5,641,601
Masco Corp.	75,375	3,951,911
Mohawk Industries, Inc.†	12,544	1,290,150
PGT Innovations, Inc.†	120,891	2,556,845
		20,988,301
Chemicals — 4.7%
Axalta Coating Systems, Ltd.†	102,102	3,042,640
Celanese Corp.	44,909	5,219,773
DuPont de Nemours, Inc.	65,607	4,791,279
FMC Corp.	61,931	7,998,389
Ingevity Corp.†	39,599	3,269,293
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
PPG Industries, Inc.	32,601	$ 4,305,288
Valvoline, Inc.	242,276	8,528,115
		37,154,777
Commercial Services — 2.9%
ASGN, Inc.†	17,049	1,513,951
EVERTEC, Inc.	11,630	428,100
FleetCor Technologies, Inc.†	23,869	5,126,823
Global Payments, Inc.	15,634	1,754,135
H&R Block, Inc.	41,856	1,540,301
Herc Holdings, Inc.	18,272	2,623,676
Monro, Inc.	81,377	4,104,656
Ritchie Bros. Auctioneers, Inc.	40,871	2,500,079
Robert Half International, Inc.	16,659	1,343,049
TransUnion	35,654	2,332,841
		23,267,611
Computers — 3.2%
Check Point Software Technologies, Ltd.†	30,335	3,753,046
Cognizant Technology Solutions Corp., Class A	43,526	2,726,034
Leidos Holdings, Inc.	84,589	8,211,054
Lumentum Holdings, Inc.†	76,841	4,134,814
NetApp, Inc.	35,294	2,278,228
Science Applications International Corp.	25,628	2,732,970
Western Digital Corp.†	45,384	1,746,376
		25,582,522
Distribution/Wholesale — 1.7%
Copart, Inc.†	50,768	3,577,113
Ferguson PLC	26,401	3,804,384
IAA, Inc.†	10,522	430,455
LKQ Corp.	64,402	3,689,591
Resideo Technologies, Inc.†	89,403	1,639,651
		13,141,194
Diversified Financial Services — 3.3%
AerCap Holdings NV†	109,742	6,852,290
Ameriprise Financial, Inc.	30,070	10,310,101
Bread Financial Holdings, Inc.	70,224	2,884,100
Discover Financial Services	46,641	5,223,792
SLM Corp.	54,022	776,836
		26,047,119
Electric — 3.5%
Alliant Energy Corp.	69,350	3,555,575
American Electric Power Co., Inc.	43,681	3,842,618
CenterPoint Energy, Inc.	250,509	6,969,160
DTE Energy Co.	28,433	3,119,384
Entergy Corp.	43,906	4,516,610
Evergy, Inc.	57,715	3,394,219
FirstEnergy Corp.	70,677	2,794,569
		28,192,135
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	50,237	7,111,550
Electronics — 3.7%
Allegion PLC	37,547	4,231,922
Flex, Ltd.†	311,820	7,097,023
Fortive Corp.	33,053	2,203,313
Garmin, Ltd.	29,977	2,941,643
National Instruments Corp.	92,591	4,676,772
nVent Electric PLC	49,443	2,266,467

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
TE Connectivity, Ltd.	34,061	$ 4,336,647
Vicor Corp.†	27,438	1,289,586
		29,043,373
Engineering & Construction — 0.5%
Fluor Corp.†	53,575	1,964,595
Frontdoor, Inc.†	73,699	2,081,997
		4,046,592
Entertainment — 0.4%
International Game Technology PLC	70,564	1,874,180
Live Nation Entertainment, Inc.†	14,785	1,065,407
		2,939,587
Environmental Control — 0.5%
Clean Harbors, Inc.†	31,125	4,110,679
Food — 1.3%
US Foods Holding Corp.†	264,729	9,935,279
Food Service — 0.2%
Sovos Brands, Inc.†	97,278	1,271,423
Gas — 0.6%
ONE Gas, Inc.	55,139	4,419,942
Healthcare-Products — 3.1%
Avanos Medical, Inc.†	70,374	1,975,398
Avantor, Inc.†	61,768	1,505,286
DENTSPLY SIRONA, Inc.	116,401	4,431,386
Envista Holdings Corp.†	39,371	1,522,083
ICU Medical, Inc.#†	29,846	5,092,922
Integra LifeSciences Holdings Corp.†	87,742	4,880,210
Teleflex, Inc.	6,686	1,592,806
Zimmer Biomet Holdings, Inc.	28,546	3,535,993
		24,536,084
Healthcare-Services — 4.5%
Centene Corp.†	17,078	1,168,135
Encompass Health Corp.	69,226	3,912,653
HCA Healthcare, Inc.	19,119	4,654,520
Humana, Inc.	7,432	3,678,989
ICON PLC†	27,997	6,316,963
IQVIA Holdings, Inc.†	9,363	1,951,905
Laboratory Corp. of America Holdings	8,650	2,070,464
Molina Healthcare, Inc.†	22,599	6,222,183
Syneos Health, Inc.†	146,446	5,890,058
		35,865,870
Home Builders — 0.8%
Meritage Homes Corp.†	35,240	3,849,265
NVR, Inc.†	434	2,245,351
		6,094,616
Home Furnishings — 0.8%
Tempur Sealy International, Inc.	95,888	4,098,253
Whirlpool Corp.	19,046	2,627,967
		6,726,220
Household Products/Wares — 0.3%
Avery Dennison Corp.	10,933	1,991,883
Insurance — 7.4%
Aegon NV#	1,229,757	6,357,844
Aflac, Inc.	29,120	1,984,528
Allstate Corp.	9,801	1,262,173
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon PLC, Class A	12,970	$ 3,943,528
Arch Capital Group, Ltd.†	32,894	2,302,580
Arthur J. Gallagher & Co.	2,814	527,203
Everest Re Group, Ltd.	28,357	10,888,237
Globe Life, Inc.	28,739	3,497,249
Hanover Insurance Group, Inc.	28,589	3,987,594
James River Group Holdings, Ltd.	190,026	4,579,626
Kemper Corp.	130,158	8,017,733
RenaissanceRe Holdings, Ltd.	8,949	1,923,140
Travelers Cos., Inc.	7,340	1,358,781
Voya Financial, Inc.#	108,869	8,109,652
		58,739,868
Internet — 1.5%
Cargurus, Inc.†	101,249	1,726,296
Expedia Group, Inc.†	28,252	3,078,620
F5, Inc.†	39,932	5,709,477
Gen Digital, Inc.	92,458	1,803,856
		12,318,249
Iron/Steel — 0.7%
Reliance Steel & Aluminum Co.	23,444	5,810,361
Leisure Time — 1.2%
Harley-Davidson, Inc.	95,835	4,556,954
Polaris, Inc.	32,566	3,704,383
Topgolf Callaway Brands Corp.†	52,723	1,222,119
		9,483,456
Lodging — 1.9%
Boyd Gaming Corp.	17,069	1,111,704
Las Vegas Sands Corp.†	47,185	2,711,722
Marriott International, Inc., Class A	22,190	3,755,436
Wyndham Hotels & Resorts, Inc.	102,075	7,861,816
		15,440,678
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	54,333	3,320,290
Machinery-Diversified — 3.0%
Dover Corp.	50,466	7,564,854
Esab Corp.	58,998	3,460,233
Flowserve Corp.	90,284	3,131,952
Middleby Corp.†	39,870	6,199,386
Otis Worldwide Corp.	41,576	3,518,161
		23,874,586
Media — 0.3%
Nexstar Media Group, Inc.	7,785	1,447,232
TEGNA, Inc.	55,516	965,978
		2,413,210
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	13,373	1,186,586
Miscellaneous Manufacturing — 3.1%
Eaton Corp. PLC	33,052	5,781,786
ITT, Inc.	22,402	2,036,118
John Bean Technologies Corp.	43,449	4,818,060
Parker-Hannifin Corp.	18,144	6,383,966
Textron, Inc.	81,494	5,910,760
		24,930,690
Oil & Gas — 3.8%
Coterra Energy, Inc.	139,964	3,494,901
Delek US Holdings, Inc.	19,070	479,992

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Devon Energy Corp.	48,112	$ 2,594,199
Diamondback Energy, Inc.	63,522	8,929,923
Marathon Oil Corp.	211,702	5,324,305
Marathon Petroleum Corp.	24,944	3,083,078
Ovintiv, Inc.	39,580	1,692,837
Pioneer Natural Resources Co.	12,103	2,425,562
Valero Energy Corp.	15,549	2,048,270
		30,073,067
Oil & Gas Services — 1.3%
Halliburton Co.	147,737	5,352,512
Schlumberger NV	86,744	4,615,648
		9,968,160
Pharmaceuticals — 0.9%
AmerisourceBergen Corp.	38,167	5,937,259
Cigna Group	4,245	1,239,964
		7,177,223
REITS — 7.2%
American Homes 4 Rent, Class A	57,770	1,792,025
Americold Realty Trust, Inc.	90,520	2,661,288
Brixmor Property Group, Inc.	237,500	5,377,000
Cousins Properties, Inc.	41,962	1,027,649
Equity LifeStyle Properties, Inc.	25,564	1,751,390
Equity Residential	42,130	2,633,968
Essential Properties Realty Trust, Inc.	176,365	4,543,162
Essex Property Trust, Inc.	12,891	2,939,921
First Industrial Realty Trust, Inc.	81,241	4,285,463
Gaming & Leisure Properties, Inc.	92,611	4,989,881
Healthpeak Properties, Inc.	77,293	1,859,670
Kilroy Realty Corp.	27,551	992,387
Lamar Advertising Co., Class A	34,807	3,639,420
Prologis, Inc.	22,521	2,779,091
Regency Centers Corp.	64,426	4,052,395
Ryman Hospitality Properties, Inc.	40,345	3,742,806
Simon Property Group, Inc.	24,968	3,048,343
VICI Properties, Inc.	59,658	2,000,333
Welltower, Inc.	46,547	3,450,064
		57,566,256
Retail — 2.5%
AutoZone, Inc.†	3,127	7,775,411
Burlington Stores, Inc.†	6,625	1,419,406
Darden Restaurants, Inc.	16,198	2,316,152
Denny's Corp.†	280,628	3,274,929
Domino's Pizza, Inc.	3,706	1,089,601
Ross Stores, Inc.	39,445	4,360,250
		20,235,749
Semiconductors — 3.4%
Allegro MicroSystems, Inc.†	7,160	312,749
Cirrus Logic, Inc.†	30,432	3,126,888
KLA Corp.	3,123	1,184,804
Microchip Technology, Inc.	56,880	4,608,986
MKS Instruments, Inc.	46,600	4,516,938
NXP Semiconductors NV	14,300	2,552,264
Onto Innovation, Inc.†	24,322	2,005,835
Qorvo, Inc.†	30,781	3,105,495
Synaptics, Inc.†	46,896	5,515,439
		26,929,398
Security Description	Shares or Principal Amount	Value

Software — 1.7%
Fair Isaac Corp.†	4,690	$ 3,176,959
Fidelity National Information Services, Inc.	23,326	1,478,169
Progress Software Corp.	64,014	3,676,964
SS&C Technologies Holdings, Inc.	58,965	3,461,245
Take-Two Interactive Software, Inc.†	17,747	1,944,184
		13,737,521
Transportation — 1.9%
Expeditors International of Washington, Inc.	33,074	3,458,217
Knight-Swift Transportation Holdings, Inc.	89,015	5,059,613
Landstar System, Inc.	17,974	3,249,519
Norfolk Southern Corp.	16,268	3,657,372
		15,424,721
Total Long-Term Investment Securities (cost $691,122,747)		782,626,605
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund, Administration Class 4.47%(1)	11,364,959	11,369,505
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2)	1,702,051	1,702,051
Total Short-Term Investments (cost $13,071,556)		13,071,556
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $3,607,886 and collateralized by $3,011,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $3,679,975 (cost $3,607,750)	$ 3,607,750	3,607,750
TOTAL INVESTMENTS (cost $707,802,053)	100.5%	799,305,911
Other assets less liabilities	(0.5)	(4,142,747)
NET ASSETS	100.0%	$795,163,164
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $14,305,061. This was secured by collateral of $1,702,051, which was received in cash and subsequently invested in short-term investments currently valued at $1,702,051 as reported in the Portfolio of Investments. Additional collateral of $13,166,945 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	$121,950
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	13,044,995

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$782,626,605	$—	$—	$782,626,605
Short-Term Investments	13,071,556	—	—	13,071,556
Repurchase Agreements	—	3,607,750	—	3,607,750
Total Investments at Value	$795,698,161	$3,607,750	$—	$799,305,911
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Fixed Income Investment Companies — 44.0%
VALIC Company I Core Bond Fund (cost $474,108,228)	44,737,543	$434,848,917
Domestic Equity Investment Companies — 38.2%
VALIC Company I Blue Chip Growth Fund	2,009,114	30,478,258
VALIC Company I Large Capital Growth Fund	1,850,716	32,924,247
VALIC Company I Small Cap Growth Fund	2,698,226	40,608,296
VALIC Company I Small Cap Value Fund	2,995,445	40,768,007
VALIC Company I Stock Index Fund	3,607,736	166,316,617
VALIC Company I Systematic Value Fund	5,022,499	65,644,063
Total Domestic Equity Investment Companies (cost $384,205,445)		376,739,488
International Equity Investment Companies — 17.0%
VALIC Company I Emerging Economies Fund	2,974,360	19,006,161
VALIC Company I International Equities Index Fund	20,133,875	148,588,001
Total International Equity Investment Companies (cost $153,791,554)		167,594,162
Total Long-Term Investment Securities (cost $1,012,105,227)		979,182,567
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(2) (cost $8,000,984)	8,000,984	$ 8,000,984
TOTAL INVESTMENTS (cost $1,020,106,211)	100.0%	987,183,551
Other assets less liabilities	0.0	232,412
NET ASSETS	100.0%	$987,415,963
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2023.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$979,182,567	$—	$—	$979,182,567
Short-Term Investments	8,000,984	—	—	8,000,984
Total Investments at Value	$987,183,551	$—	$—	$987,183,551
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Auto Manufacturers — 4.7%
Lucid Group, Inc.#†	90,310	$ 824,530
PACCAR, Inc.	28,035	2,024,127
Rivian Automotive, Inc., Class A†	49,074	947,128
Tesla, Inc.†	130,814	26,909,748
		30,705,533
Beverages — 2.8%
Keurig Dr Pepper, Inc.	76,113	2,629,704
Monster Beverage Corp.†	28,040	2,853,350
PepsiCo, Inc.	74,041	12,848,335
		18,331,389
Biotechnology — 4.4%
Amgen, Inc.	28,676	6,643,082
Biogen, Inc.†	7,739	2,088,446
Gilead Sciences, Inc.	67,406	5,428,205
Illumina, Inc.†	8,454	1,684,037
Moderna, Inc.†	20,647	2,866,010
Regeneron Pharmaceuticals, Inc.†	5,755	4,376,217
Seagen, Inc.†	9,978	1,792,947
Vertex Pharmaceuticals, Inc.†	13,795	4,004,551
		28,883,495
Commercial Services — 2.3%
Automatic Data Processing, Inc.	22,294	4,900,667
Cintas Corp.	5,457	2,392,731
CoStar Group, Inc.†	21,856	1,544,345
PayPal Holdings, Inc.†	61,268	4,509,325
Verisk Analytics, Inc.	8,405	1,438,179
		14,785,247
Computers — 13.0%
Apple, Inc.	530,045	78,133,934
Cognizant Technology Solutions Corp., Class A	27,619	1,729,778
Crowdstrike Holdings, Inc., Class A†	11,731	1,415,814
Fortinet, Inc.†	41,985	2,495,588
Zscaler, Inc.†	7,750	1,016,413
		84,791,527
Distribution/Wholesale — 0.5%
Copart, Inc.†	25,597	1,803,565
Fastenal Co.	30,781	1,587,068
		3,390,633
Electric — 1.2%
American Electric Power Co., Inc.	27,616	2,429,379
Constellation Energy Corp.	17,575	1,316,192
Exelon Corp.	53,406	2,157,068
Xcel Energy, Inc.	29,410	1,899,004
		7,801,643
Electronics — 1.1%
Honeywell International, Inc.	36,132	6,918,555
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	7,305	1,537,922
Food — 1.1%
Kraft Heinz Co.	65,831	2,563,459
Mondelez International, Inc., Class A	73,391	4,783,626
		7,347,085
Healthcare-Products — 1.2%
Align Technology, Inc.†	4,198	1,299,281
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	4,451	$ 2,106,391
Intuitive Surgical, Inc.†	18,992	4,356,575
		7,762,247
Internet — 20.4%
Airbnb, Inc., Class A†	21,403	2,638,562
Alphabet, Inc., Class A†	252,197	22,712,862
Alphabet, Inc., Class C†	252,120	22,766,436
Amazon.com, Inc.†	422,616	39,823,106
Booking Holdings, Inc.†	2,085	5,262,540
eBay, Inc.	29,164	1,338,628
JD.com, Inc. ADR	26,108	1,160,239
MercadoLibre, Inc.†	2,703	3,297,660
Meta Platforms, Inc., Class A†	120,849	21,141,324
Netflix, Inc.†	23,916	7,704,061
Palo Alto Networks, Inc.†	16,249	3,060,824
PDD Holdings, Inc. ADR†	25,156	2,206,936
		133,113,178
Lodging — 0.5%
Marriott International, Inc., Class A	17,012	2,879,111
Media — 2.3%
Charter Communications, Inc., Class A†	8,366	3,075,425
Comcast Corp., Class A	231,842	8,617,567
Sirius XM Holdings, Inc.	209,032	917,651
Warner Bros. Discovery, Inc.†	130,507	2,038,519
		14,649,162
Oil & Gas — 0.2%
Diamondback Energy, Inc.	9,459	1,329,746
Oil & Gas Services — 0.3%
Baker Hughes Co.	53,821	1,646,923
Pharmaceuticals — 0.7%
AstraZeneca PLC ADR	32,832	2,139,990
Dexcom, Inc.†	20,758	2,304,345
		4,444,335
Retail — 4.3%
Costco Wholesale Corp.	23,787	11,517,190
Dollar Tree, Inc.†	11,887	1,726,943
Lululemon Athletica, Inc.†	6,573	2,032,371
O'Reilly Automotive, Inc.†	3,363	2,791,626
Ross Stores, Inc.	18,652	2,061,792
Starbucks Corp.	61,685	6,297,422
Walgreens Boots Alliance, Inc.	46,477	1,651,328
		28,078,672
Semiconductors — 15.9%
Advanced Micro Devices, Inc.†	86,652	6,809,114
Analog Devices, Inc.	27,371	5,021,757
Applied Materials, Inc.	46,235	5,370,195
ASML Holding NV	4,748	2,932,982
Broadcom, Inc.	21,766	12,935,316
GlobalFoundries, Inc.#†	29,293	1,914,005
Intel Corp.	221,794	5,529,325
KLA Corp.	7,616	2,889,358
Lam Research Corp.	7,329	3,561,967
Marvell Technology, Inc.	45,821	2,068,818
Microchip Technology, Inc.	29,559	2,395,166
Micron Technology, Inc.	58,427	3,378,249
NVIDIA Corp.	132,206	30,692,945
NXP Semiconductors NV	13,926	2,485,513

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	60,245	$ 7,442,065
Texas Instruments, Inc.	48,775	8,362,474
		103,789,249
Software — 17.9%
Activision Blizzard, Inc.	42,060	3,207,075
Adobe, Inc.†	24,985	8,093,891
ANSYS, Inc.†	4,682	1,421,502
Atlassian Corp., Class A†	7,968	1,309,381
Autodesk, Inc.†	11,601	2,305,003
Cadence Design Systems, Inc.†	14,742	2,844,321
Datadog, Inc., Class A†	15,695	1,200,981
Electronic Arts, Inc.	14,837	1,646,017
Fiserv, Inc.†	34,128	3,927,792
Intuit, Inc.	15,098	6,147,604
Microsoft Corp.	307,527	76,703,384
Paychex, Inc.	19,369	2,138,338
Synopsys, Inc.†	8,218	2,989,380
Workday, Inc., Class A†	10,856	2,013,462
Zoom Video Communications, Inc., Class A†	13,202	984,737
		116,932,868
Telecommunications — 3.1%
Cisco Systems, Inc.	220,779	10,690,119
T-Mobile US, Inc.†	66,864	9,506,724
		20,196,843
Transportation — 0.8%
CSX Corp.	112,988	3,445,004
Old Dominion Freight Line, Inc.	5,938	2,014,526
		5,459,530
Total Long-Term Investment Securities (cost $308,007,161)		644,774,893
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2)	2,753,451	2,753,451
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.5%
United States Treasury Bills
1.91%, 04/20/2023(3)	$3,500,000	$ 3,477,693
Total Short-Term Investments (cost $6,244,155)		6,231,144
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $3,720,295 and collateralized by $3,105,700 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $3,794,581 (cost $3,720,154)	3,720,154	3,720,154
TOTAL INVESTMENTS (cost $317,971,470)	100.4%	654,726,191
Other assets less liabilities	(0.4)	(2,723,456)
NET ASSETS	100.0%	$652,002,735
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $2,738,535. This was secured by collateral of $2,753,451, which was received in cash and subsequently invested in short-term investments currently valued at $2,753,451 as reported in the Portfolio of Investments.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	NASDAQ 100 E-Mini Index	March 2023	$7,413,575	$7,484,795	$71,220
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$644,774,893	$—	$—	$644,774,893
Short-Term Investments:
U.S. Government	—	3,477,693	—	3,477,693
Other Short-Term Investments	2,753,451	—	—	2,753,451
Repurchase Agreements	—	3,720,154	—	3,720,154
Total Investments at Value	$647,528,344	$7,197,847	$—	$654,726,191
Other Financial Instruments:†
Futures Contracts	$71,220	$—	$—	$71,220
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Auto Manufacturers — 0.4%
Rivian Automotive, Inc., Class A†	34,943	$ 674,400
Tesla, Inc.†	30,970	6,370,839
		7,045,239
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	5,903
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	5,337
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	4,866
		16,106
Commercial Services — 3.7%
Automatic Data Processing, Inc.	40,690	8,944,476
Block, Inc.†	163,445	12,541,135
FleetCor Technologies, Inc.†	41,887	8,996,909
Global Payments, Inc.	117,068	13,135,029
PayPal Holdings, Inc.†	174,031	12,808,682
WEX, Inc.†	62,337	12,019,197
		68,445,428
Computers — 8.3%
Accenture PLC, Class A	70,098	18,614,524
Apple, Inc.	481,837	71,027,592
Crowdstrike Holdings, Inc., Class A†	64,150	7,742,263
Fortinet, Inc.†	190,972	11,351,376
Genpact, Ltd.	208,401	9,946,980
Pure Storage, Inc., Class A†	725,895	20,717,043
Seagate Technology Holdings PLC	59,495	3,840,997
Western Digital Corp.†	60,116	2,313,264
Zscaler, Inc.†	67,865	8,900,495
		154,454,534
Diversified Financial Services — 4.0%
Mastercard, Inc., Class A	72,840	25,879,324
Visa, Inc., Class A	221,108	48,630,493
		74,509,817
E-Commerce/Services — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	25,355
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	485,576
		510,931
Electronics — 2.0%
Flex, Ltd.†	1,025,603	23,342,724
Hon Hai Precision Industry Co., Ltd.	1,752,000	5,808,413
Hoya Corp.	89,700	8,874,143
		38,025,280
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,819	2,637,593
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,052,441
Internet — 27.2%
Airbnb, Inc., Class A†	47,626	5,871,333
Alibaba Group Holding, Ltd.†	345,900	3,811,801
Alibaba Group Holding, Ltd. ADR†	185,362	16,272,930
Alphabet, Inc., Class A†	776,915	69,968,965
Alphabet, Inc., Class C†	620,485	56,029,796
Amazon.com, Inc.†	1,241,876	117,021,975
Auto1 Group SE*†	377,847	2,881,467
Security Description	Shares or Principal Amount	Value

Internet (continued)
Baidu, Inc. ADR†	61,023	$ 8,402,257
Booking Holdings, Inc.†	9,184	23,180,416
Cargurus, Inc.†	227,445	3,877,937
Coupang, Inc.†	149,963	2,325,926
Deliveroo PLC*†	2,430,160	2,417,418
Delivery Hero SE*†	185,267	7,483,592
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR#†	264,176	234,562
DoorDash, Inc., Class A†	51,113	2,793,837
Etsy, Inc.†	82,392	10,003,213
F5, Inc.†	65,364	9,345,745
Gen Digital, Inc.	167,104	3,260,199
GoDaddy, Inc., Class A†	63,799	4,830,222
JD.com, Inc. ADR	109,202	4,852,937
Meituan, Class B*†	18,330	317,822
MercadoLibre, Inc.†	4,290	5,233,800
Meta Platforms, Inc., Class A†	324,096	56,697,354
Naspers, Ltd., Class N	14,902	2,642,884
Netflix, Inc.†	38,402	12,370,436
Okta, Inc.†	146,906	10,472,929
Opendoor Technologies, Inc.#†	202,234	291,217
Palo Alto Networks, Inc.†	144,530	27,225,116
Pinterest, Inc., Class A†	205,891	5,169,923
Shopify, Inc., Class A†	117,285	4,828,927
Squarespace, Inc., Class A†	203,391	4,761,383
Tencent Holdings, Ltd.	139,700	6,115,234
Tongcheng Travel Holdings, Ltd.†	972,200	1,927,209
Trainline PLC*†	1,068,615	3,286,725
Trip.com Group, Ltd.†	139,000	4,915,841
VeriSign, Inc.†	25,468	5,012,866
VK Co., Ltd.(1)(2)	1,166,135	0
Wayfair, Inc., Class A†	17,069	691,124
		506,827,318
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc.†(2)	31,658	17,146
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	62,148
		79,294
Real Estate — 0.1%
KE Holdings, Inc. ADR†	76,782	1,401,271
Retail — 1.4%
Warby Parker, Inc., Class A†	286,472	3,727,001
Zalando SE*†	565,065	22,472,356
		26,199,357
Semiconductors — 21.5%
Advanced Micro Devices, Inc.†	557,809	43,832,631
Applied Materials, Inc.	121,815	14,148,812
ASML Holding NV	16,413	10,138,802
ASPEED Technology, Inc.	46,000	4,171,703
Broadcom, Inc.	34,495	20,500,034
Infineon Technologies AG	287,140	10,178,769
Intel Corp.	180,651	4,503,629
KLA Corp.	55,679	21,123,499
Lam Research Corp.	37,990	18,463,520
Marvell Technology, Inc.	581,215	26,241,857
Micron Technology, Inc.	403,321	23,320,020
Monolithic Power Systems, Inc.	20,145	9,756,022
NVIDIA Corp.	195,530	45,394,245
NXP Semiconductors NV	57,230	10,214,410
ON Semiconductor Corp.†	500,222	38,722,185
QUALCOMM, Inc.	120,403	14,873,383
Rohm Co., Ltd.	75,100	5,780,530

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Samsung Electronics Co., Ltd.	102,390	$ 4,689,087
SK Hynix, Inc.	68,206	4,608,061
STMicroelectronics NV	168,010	8,072,209
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	175,450	15,276,432
Texas Instruments, Inc.	271,357	46,524,158
		400,533,998
Software — 25.8%
Activision Blizzard, Inc.	143,240	10,922,050
Adobe, Inc.†	7,889	2,555,642
Aspen Technology, Inc.†	21,904	4,643,867
Bentley Systems, Inc., Class B	67,829	2,744,361
Ceridian HCM Holding, Inc.†	205,335	14,975,082
Cloudflare, Inc., Class A†	85,840	5,151,258
Datadog, Inc., Class A†	80,895	6,190,085
Fiserv, Inc.†	45,035	5,183,078
Five9, Inc.†	39,555	2,610,630
Gitlab, Inc., Class A#†	100,025	4,405,101
Glodon Co., Ltd., Class A	274,300	2,374,837
Guidewire Software, Inc.†	60,290	4,232,961
HashiCorp, Inc., Class A#†	159,284	4,651,093
HubSpot, Inc.†	48,340	18,700,812
Intuit, Inc.	39,590	16,120,256
Microsoft Corp.	753,682	187,983,364
MongoDB, Inc.†	55,317	11,590,018
Oracle Corp.	136,730	11,950,202
Paycom Software, Inc.†	23,840	6,891,190
Qualtrics International, Inc., Class A†	460,331	7,788,801
Salesforce, Inc.†	476,959	78,035,262
SentinelOne, Inc., Class A†	155,973	2,494,008
ServiceNow, Inc.†	48,501	20,960,677
Snowflake, Inc., Class A†	100,312	15,486,167
TeamViewer AG†	162,909	2,632,017
Veeva Systems, Inc., Class A†	9,759	1,616,676
Workday, Inc., Class A†	122,595	22,737,695
Zoom Video Communications, Inc., Class A†	69,742	5,202,056
		480,829,246
Telecommunications — 2.4%
Arista Networks, Inc.†	154,339	21,406,819
Harmonic, Inc.†	351,364	4,634,491
Motorola Solutions, Inc.	35,660	9,371,805
Nokia Oyj ADR	1,927,221	8,865,217
		44,278,332
Total Common Stocks (cost $1,963,333,782)		1,806,846,185
CONVERTIBLE PREFERRED STOCKS — 1.4%
Automotive - Cars & Lt. Trucks — 0.2%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	1,823,601
Waymo LLC Series A-2†(1)(2)	21,059	993,564
Waymo LLC Series B-2†(1)(2)	10,055	474,395
		3,291,560
Biotechnology — 0.2%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	1,104,005
Freenome Holdings, Inc. Series C†(1)(2)	53,807	627,928
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Insitro, Inc. Series B†(1)(2)	52,029	$ 951,668
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	109,150
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	93,232
PrognomIQ, Inc. Series B†(1)(2)	216,177	661,502
		3,547,485
E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	1,001,112
Rappi, Inc. Series E†(1)(2)	39,184	1,411,016
Rappi, Inc. Series F†(1)(2)	14,609	526,070
		2,938,198
Healthcare-Services — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,433,854
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)	69,360	4,212,233
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	379,881
RefleXion Medical, Inc. Series D†(1)(2)	67,040	158,921
		538,802
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	550,994
Medical Labs & Testing Services — 0.4%
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,572,662
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,400,797
Tempus Labs, Inc. Series F†(1)(2)	10,551	646,143
Tempus Labs, Inc. Series G†(1)(2)	6,661	412,849
		7,032,451
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc. HoldBack Shares†(1)(2)	25	12,827
Leap Therapeutics, Inc. Series X†(1)(2)	193	104,528
		117,355
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	415,212
Software — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	93,700

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Therapeutics — 0.1%
Color Health, Inc. Series D-1†(1)(2)	26,210	$ 1,071,989
Total Convertible Preferred Stocks (cost $17,550,166)		25,243,833
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences Expense Fund †(1)	220	220
Exact Sciences CMO Milestone †(1)	216,096	114,531
Exact Sciences FDA Milestone †(1)	108,048	57,265
Acerta Pharma B.V. (Escrow Shares) †(1)	493,535	468,858
Total Escrows and Litigation Trusts (cost $493,535)		640,874
Total Long-Term Investment Securities (cost $1,981,377,483)		1,832,730,892
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(3)	302,976	302,976
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4)	53,576	53,576
T. Rowe Price Government Reserve Fund 4.60%(3)	24,619,892	24,619,892
Total Short-Term Investments (cost $24,976,444)		24,976,444
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $1,294,940 and collateralized by $1,081,100 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $1,320,901 (cost $1,294,891)	$ 1,294,891	1,294,891
TOTAL INVESTMENTS (cost $2,007,648,818)	99.7%	1,859,002,227
Other assets less liabilities	0.3	5,874,821
NET ASSETS	100.0%	$1,864,877,048
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At February 28, 2023, the aggregate value of these securities was $38,859,380 representing 2.1% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,798	$1,608,850
	03/29/2021	1,021	903,585
		3,819	2,512,435	$2,637,593	$930.00	0.1%
Leap Therapeutics, Inc.	02/09/2023	31,658	40,333	17,146	0.54	0.0
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	25,355	48.48	0.0
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	485,576	48.48	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,052,441	150.65	0.0
VK Co., Ltd.	08/07/2018 - 01/27/2022	1,166,135	8,251,609	0	0.00	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,433,854	6.58	0.1
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	1,071,989	40.90	0.1
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	1,104,005	11.67	0.1
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	627,928	11.67	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	1,823,601	20.33	0.1
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	415,212	2.30	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	951,668	18.29	0.1
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.0
Leap Therapeutics, Inc. HoldBack Shares	02/09/2023	25	31,850	12,827	513.09	0.0
Leap Therapeutics, Inc. Series X	02/09/2023	193	245,885	104,528	541.60	0.0
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	20,650	993,098	1,001,112	48.48	0.1
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,655	93,700	0.62	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	4,212,233	60.73	0.2

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	$81,510	$109,150	$3.06	0.0%
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	93,232	3.06	0.0
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	661,502	3.06	0.0
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,411,016	36.01	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	526,070	36.01	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	379,881	2.37	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	158,921	2.37	0.0
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,572,662	58.88	0.2
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,057	2,400,797	60.44	0.1
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	646,143	61.24	0.1
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	412,849	61.98	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	993,564	47.18	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	474,395	47.18	0.0
				$29,461,944		1.5%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $5,086,010. This was secured by collateral of $53,576, which was received in cash and subsequently invested in short-term investments currently valued at $53,576 as reported in the Portfolio of Investments. Additional collateral of $5,262,232 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	$1,354,449
United States Treasury Notes/Bonds	0.13% to 6.13%	09/30/2023 to 05/15/2052	3,907,783
ADR—American Depositary Receipt
CVR—Contingent Value Rights

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$16,106	$16,106
E-Commerce/Services	—	—	510,931	510,931
Electronics	32,216,867	5,808,413	—	38,025,280
Entertainment Software	—	—	2,637,593	2,637,593
Healthcare-Services	—	—	1,052,441	1,052,441
Pharmaceuticals	—	17,146	62,148	79,294
Semiconductors	396,362,295	4,171,703	—	400,533,998
Other Industries	1,363,990,542	—	—	1,363,990,542
Convertible Preferred Stocks	—	—	25,243,833	25,243,833
Escrows and Litigation Trusts	—	—	640,874	640,874
Short-Term Investments	24,976,444	—	—	24,976,444
Repurchase Agreements	—	1,294,891	—	1,294,891
Total Investments at Value	$1,817,546,148	$11,292,153	$30,163,926	$1,859,002,227
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
Balance as of May 31, 2022	$5,324,841	$29,401,486	$1,084,494
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	14,875	-	-
Realized Loss	-	-	-
Change in unrealized appreciation (1)	535,465	911,921	99,233
Change in unrealized depreciation (1)	(1,214,144)	(5,347,309)	(29,174)
Net Purchases	-	277,735	-
Net Sales	(381,818)	-	(513,679)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of February 28, 2023	$4,279,219	$25,243,833	$640,874
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2023 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
$(743,681)	$(4,435,388)	$6,877
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2023.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at February 28, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$3,690,034	Market Approach	Market Transaction Price*	$150.6500 -$690.6500($536.6356)
	$0	Market Approach	Market - Last Sale	$0.8560
			Discount for Geo-political uncertainty	100%
	$510,931	Market Approach	Market Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value Multiple*	1.33x
			Discount for Lack of Marketability	10.0%
	$62,148	Income Approach	Estimated Future Cash Distribution*	$1.15
	$16,106	Market Approach	Market - Earnout Probability of Additional shares*	$0.378966-$0.459669 ($0.420672)
Preferred Securities	$117,355		Conversion Mulitple to LPTX US	1,000
			Discount for Uncertainty	5.00%
			Discount for Lack of Marketability	0.00%-5.00% (2.50%)
	$8,849,513	Market Approach	Market Transaction Price*	$1.01584 -$60.73000($33.6638)
	$7,032,452	Market Approach	Market Transaction Price*	$57.3069
			Future Dividend Payout Adjustment	$1.5731-$4.6731 ($3.3281)
	$1,001,112	Market Approach	Market Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value Multiple*	1.33x
			Discount for Lack of Marketability	10.0%
	$1,937,086	Market Approach	Market Transaction Price*	$64.4231
			Gross Merchandise Volume Multiple*	0.50x
			Sales Multiple*	2.65x
			Discount for Lack of Marketability	10.0%
	$415,212	Market Approach	Market Transaction Price*	$3.1600
			Gross Profit Multiple*	9.35x
			Sales Multiple*	3.40x
			Discount for Lack of Marketability	10.0%
	$1,071,989	Market Approach	Market Transaction Price*	$99.9690
			Sales Multiple*	3.75x
			Discount for Lack of Marketability	10.0%
	$1,433,854	Market Approach	Market Transaction Price*	$8.1000
			Sales Multiple*	5.30x
			Discount for Lack of Marketability	10.0%
	$1,467,959	Market Approach	Market Transaction Price*	$91.7200
			Sales Multiple*	6.50x
			Discount for Lack of Marketability	10.0%
	$1,823,601	Market Approach	Sales Multiple*	5.5x
			Discount for Uncertainty	25.0%
			Discount for Lack of Marketability	10.0%
	$93,700	Market Approach and	Sales Multiple*	4.6x
		Cost Approach	Discount for Lack of Marketability	10.0%
			Abandoment Value"	$0.0000
Escrow and Litigation Trusts	$640,874	Income Approach	Estimated Future Cash Distribution*	$0.53-$1.0000 ($0.89)
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
(2) The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
# The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 1.4%
Hexcel Corp.	108,080	$ 7,884,436
Airlines — 0.4%
Frontier Group Holdings, Inc.†	204,441	2,404,226
Audio/Video Products — 0.0%
Zagg, Inc.†(1)	20,000	6,000
Auto Parts & Equipment — 0.6%
Fox Factory Holding Corp.†	30,475	3,580,813
Banks — 1.7%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	55,008
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	27,018
First Financial Bankshares, Inc.	176,461	6,472,589
Grasshopper Bancorp, Inc.(1)(2)	5,208	20,832
Pinnacle Financial Partners, Inc.	43,630	3,232,547
		9,807,994
Biotechnology — 10.2%
ACADIA Pharmaceuticals, Inc.†	141,712	2,932,021
ADC Therapeutics SA#†	170,938	615,377
Allogene Therapeutics, Inc.#†	194,599	1,235,704
Amicus Therapeutics, Inc.†	539,726	7,118,986
Apellis Pharmaceuticals, Inc.†	83,743	5,483,492
Arrowhead Pharmaceuticals, Inc.†	132,724	4,286,985
Atara Biotherapeutics, Inc.†	340,079	1,377,320
Blueprint Medicines Corp.†	76,747	3,251,770
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Halozyme Therapeutics, Inc.†	185,498	8,902,049
Intra-Cellular Therapies, Inc.†	89,759	4,400,884
Kronos Bio, Inc.†	204,681	356,145
REGENXBIO, Inc.†	161,818	3,600,450
Relay Therapeutics, Inc.†	163,131	2,634,566
REVOLUTION Medicines, Inc.†	120,204	3,216,659
Sage Therapeutics, Inc.†	67,224	2,799,207
Sana Biotechnology, Inc.#†	95,581	350,782
Seer, Inc.†	61,818	252,836
Twist Bioscience Corp.†	154,969	3,015,697
Verve Therapeutics, Inc.†	88,482	1,681,158
		57,512,088
Building Materials — 1.0%
Simpson Manufacturing Co., Inc.	52,156	5,625,546
Commercial Services — 1.2%
Bright Horizons Family Solutions, Inc.†	41,585	3,278,561
Remitly Global, Inc.†	237,780	3,478,722
		6,757,283
Computers — 4.3%
CyberArk Software, Ltd.†	44,164	6,393,622
ExlService Holdings, Inc.†	35,886	5,903,606
Globant SA†	19,291	3,184,558
KBR, Inc.	129,974	7,162,867
Super Micro Computer, Inc.†	17,777	1,741,613
		24,386,266
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	53,546	4,002,564
Distribution/Wholesale — 1.7%
SiteOne Landscape Supply, Inc.†	21,914	3,250,723
WESCO International, Inc.†	37,270	6,171,166
		9,421,889
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.9%
Air Lease Corp.	104,667	$ 4,529,988
Evercore, Inc., Class A	33,317	4,370,524
Flywire Corp.†	70,285	1,738,148
Focus Financial Partners, Inc., Class A†	110,120	5,710,823
		16,349,483
E-Commerce/Products — 0.0%
Rover Group, Inc.†(1)	8,145	187
Electrical Components & Equipment — 0.6%
Littelfuse, Inc.	12,420	3,213,427
Electronics — 0.5%
Coherent Corp.†	37,784	1,629,624
NEXTracker, Inc.†	43,077	1,311,264
		2,940,888
Energy-Alternate Sources — 1.1%
Shoals Technologies Group, Inc., Class A†	243,857	5,984,251
Engineering & Construction — 1.5%
EMCOR Group, Inc.	29,550	4,941,351
MasTec, Inc.†	36,228	3,540,200
		8,481,551
Entertainment — 1.5%
Marriott Vacations Worldwide Corp.	34,647	5,300,644
Six Flags Entertainment Corp.†	121,022	3,194,981
		8,495,625
Environmental Control — 2.3%
Casella Waste Systems, Inc., Class A†	89,980	7,002,243
Evoqua Water Technologies Corp.†	122,821	5,964,188
		12,966,431
Food — 1.8%
Grocery Outlet Holding Corp.†	198,451	5,368,100
Performance Food Group Co.†	83,738	4,738,733
		10,106,833
Hand/Machine Tools — 1.3%
MSA Safety, Inc.	55,448	7,449,439
Healthcare-Products — 5.0%
CONMED Corp.	66,007	6,349,213
iRhythm Technologies, Inc.†	57,473	6,763,423
Natera, Inc.†	110,652	5,372,155
Nevro Corp.†	39,776	1,250,557
Shockwave Medical, Inc.†	43,015	8,183,174
		27,918,522
Healthcare-Services — 2.6%
Acadia Healthcare Co., Inc.†	77,593	5,626,268
Accolade, Inc.†	244,962	2,721,528
Amedisys, Inc.†	44,266	4,070,259
Cano Health, Inc.#†	801,812	1,322,990
Personalis, Inc.†	217,955	656,044
		14,397,089
Home Builders — 0.8%
LCI Industries	12,418	1,400,874
Winnebago Industries, Inc.	48,269	3,067,978
		4,468,852
Home Furnishings — 0.7%
Sonos, Inc.†	205,406	3,991,039

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares — 0.8%
Helen of Troy, Ltd.†	39,230	$ 4,420,829
Human Resources — 0.0%
Checkr, Inc.(1)(2)	5,868	45,184
Insurance — 0.6%
Kinsale Capital Group, Inc.	10,578	3,371,209
Internet — 0.3%
Bumble, Inc., Class A†	77,792	1,881,011
Leisure Time — 2.1%
Life Time Group Holdings, Inc.#†	292,356	5,282,873
Planet Fitness, Inc., Class A†	83,428	6,761,839
		12,044,712
Lodging — 0.8%
Boyd Gaming Corp.	67,976	4,427,277
Machinery-Construction & Mining — 0.9%
Bloom Energy Corp., Class A†	242,328	5,256,094
Machinery-Diversified — 4.1%
Applied Industrial Technologies, Inc.	70,592	10,084,773
Cactus, Inc., Class A	170,574	7,837,875
Chart Industries, Inc.†	36,977	4,936,430
		22,859,078
Metal Fabricate/Hardware — 2.4%
Advanced Drainage Systems, Inc.	39,791	3,530,655
Valmont Industries, Inc.	23,478	7,450,274
Xometry, Inc., Class A†	88,469	2,690,342
		13,671,271
Miscellaneous Manufacturing — 2.6%
Fabrinet†	23,876	2,909,768
ITT, Inc.	70,377	6,396,565
John Bean Technologies Corp.	46,484	5,154,611
		14,460,944
Oil & Gas — 3.3%
Chord Energy Corp.	24,695	3,324,441
Matador Resources Co.	175,511	9,440,737
SM Energy Co.	167,737	4,949,919
Venture Global LNG, Inc. Series B†(1)(2)	4	68,514
Venture Global LNG, Inc. Series C(1)(2)	59	1,010,575
		18,794,186
Oil & Gas Services — 0.6%
TechnipFMC PLC†	202,952	3,103,136
Pharmaceuticals — 3.2%
Alector, Inc.†	148,431	1,267,601
Arvinas, Inc.†	97,355	2,983,931
Coherus Biosciences, Inc.†	337,016	2,281,598
G1 Therapeutics, Inc.†	170,629	617,677
Heron Therapeutics, Inc.#†	546,249	1,294,610
Leap Therapeutics, Inc.†(2)	2,477	1,342
PMV Pharmaceuticals Inc†	153,969	1,110,116
Revance Therapeutics, Inc.†	247,525	8,589,117
		18,145,992
Security Description	Shares or Principal Amount	Value

REITS — 2.0%
CubeSmart	89,647	$ 4,212,512
Terreno Realty Corp.	114,270	7,108,737
		11,321,249
Retail — 7.9%
Burlington Stores, Inc.†	13,122	2,811,389
Floor & Decor Holdings, Inc., Class A†	40,978	3,762,190
Freshpet, Inc.†	73,097	4,545,171
Lithia Motors, Inc.	16,025	4,089,260
National Vision Holdings, Inc.†	206,762	7,724,628
Papa John's International, Inc.	49,313	4,139,826
Petco Health & Wellness Co., Inc.#†	372,020	3,831,806
Rush Enterprises, Inc., Class A	88,655	5,024,965
Texas Roadhouse, Inc.	83,427	8,471,178
		44,400,413
Semiconductors — 3.2%
Allegro MicroSystems, Inc.†	88,370	3,860,002
MKS Instruments, Inc.	30,683	2,974,103
Power Integrations, Inc.	40,588	3,338,363
Rambus, Inc.†	102,513	4,534,150
Wolfspeed, Inc.#†	45,527	3,368,087
		18,074,705
Software — 15.2%
ACV Auctions, Inc., Class A#†	330,659	4,047,266
Blackline, Inc.†	70,996	4,853,287
Box, Inc., Class A†	113,107	3,772,118
Clear Secure, Inc., Class A	122,014	3,750,710
Confluent, Inc., Class A†	147,165	3,589,354
DigitalOcean Holdings, Inc.†	83,422	2,667,836
Elastic NV†	50,211	2,963,453
Envestnet, Inc.†	102,000	6,376,020
Everbridge, Inc.†	74,896	2,447,601
Evolent Health, Inc., Class A†	248,819	8,711,153
Five9, Inc.†	55,464	3,660,624
Global-e Online, Ltd.†	95,323	2,697,641
HashiCorp, Inc., Class A#†	187,333	5,470,124
JFrog, Ltd.†	114,387	2,630,901
New Relic, Inc.†	85,375	6,229,814
Outset Medical, Inc.†	248,606	5,670,703
Paycor HCM, Inc.†	91,558	2,267,892
SentinelOne, Inc., Class A†	193,732	3,097,775
ServiceTitan, Inc.†(1)(2)	191	11,997
Smartsheet, Inc., Class A†	120,312	5,296,134
Sprout Social, Inc., Class A†	35,123	2,141,801
Vertex, Inc., Class A†	190,306	2,964,967
		85,319,171
Telecommunications — 1.1%
Ciena Corp.†	104,464	5,037,254
Credo Technology Group Holding, Ltd.†	121,359	1,287,619
NII Holdings, Inc.†(1)	3,000	0
		6,324,873
Transportation — 1.3%
Saia, Inc.†	26,883	7,281,798
Total Common Stocks (cost $653,431,381)		553,355,854
CONVERTIBLE PREFERRED STOCKS — 0.4%
Agriculture — 0.1%
Farmer's Business Network, Inc. Series C†(1)(2)	8,287	414,599

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	$ 94,692
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F(1)(2)	2,608	81,292
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	117,920
Human Resources — 0.1%
Checkr, Inc. Series C†(1)(2)	8,994	69,254
Checkr, Inc. Series D(1)(2)	12,252	94,340
		163,594
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C(1)(2)	6,234	86,528
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	333,772
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	59,775
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc. HoldBack Shares†(1)(2)	1	513
Leap Therapeutics, Inc. Series X†(1)(2)	15	8,124
		8,637
Retail - Restaurants — 0.1%
Cava Group, Inc. Series E†(1)(2)	6,606	211,524
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	99,183
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	120,888
Seismic Software, Inc. Series F(1)(2)	875	9,056
		129,944
Software — 0.0%
ServiceTitan, Inc. Series A1†(1)(2)	4	251
ServiceTitan, Inc. Series D(1)(2)	1,942	121,977
		122,228
Transportation — 0.0%
Convoy, Inc. Series C†(1)(2)	12,094	62,647
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Convoy, Inc. Series D†(1)(2)	7,659	$ 39,674
Haul Hub, Inc.†(1)(2)	2,168	40,910
		143,231
Total Convertible Preferred Stocks (cost $1,376,059)		2,066,919
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	3,885
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	727
Total Warrants (cost $0)		4,612
Total Long-Term Investment Securities (cost $654,807,440)		555,427,385
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(3)(4) (cost $6,165,170)	6,165,170	6,165,170
TOTAL INVESTMENTS (cost $660,972,610)	99.7%	561,592,555
Other assets less liabilities	0.3	1,599,563
NET ASSETS	100.0%	$563,192,118
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$45,184	$7.70	0.0%
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	55,008	18.00	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	27,018	18.00	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	20,832	4.00	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Leap Therapeutics, Inc.	02/09/2023	2,477	$3,337	$1,342	$0.54	0.0%
ServiceTitan, Inc.	11/09/2018	191	5,022	11,997	62.81	0.0
Venture Global LNG, Inc. Series B	03/08/2018	4	12,080	68,514	17,128.40	0.0
Venture Global LNG, Inc.
Series C	05/25/2017	28	99,904
Series C	10/16/2017	27	101,817
Series C	03/08/2018	4	12,080
		59	213,801	1,010,575	17,128.40	0.2
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	117,920	6.58	0.0
Cava Group, Inc. Series E	06/23/2020	6,606	149,692	211,524	32.02	0.1
Checkr, Inc. Series C	04/10/2018	8,994	40,926	69,254	7.70	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,527	94,340	7.70	0.1
Convoy, Inc. Series C	09/14/2018	12,094	85,875	62,647	5.18	0.0
Convoy, Inc. Series D	10/30/2019	7,659	103,703	39,674	5.18	0.0
Farmer's Business Network, Inc. Series C	11/03/2017	8,287	153,012	414,599	50.03	0.1
Flexe, Inc. Series C	11/18/2020	4,643	56,492	94,692	20.39	0.0
Haul Hub, Inc.	02/14/2020	2,168	31,609	40,910	18.87	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	99,183	2.30	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	59,775	1.02	0.0
Leap Therapeutics, Inc. HoldBack Shares	02/09/2023	1	1,347	513	513.09	0.0
Leap Therapeutics, Inc. Series X	02/09/2023	15	20,206	8,124	541.60	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	333,772	60.73	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,382	86,528	13.88	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Seismic Software, Inc. Series E	12/13/2018	11,680	$73,632	$120,888	$10.35	0.0%
Seismic Software, Inc. Series F	09/25/2020	875	7,692	9,056	10.35	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	251	62.81	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,064	121,977	62.81	0.0
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,639	81,292	31.17	0.0
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	0	3,885	8.52	0.0
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	727	0.72	0.0
				$3,312,001		0.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2023.
(4)	At February 28, 2023, the Fund had loaned securities with a total value of $14,404,035. This was secured by collateral of $6,165,170, which was received in cash and subsequently invested in short-term investments currently valued at $6,165,170 as reported in the Portfolio of Investments. Additional collateral of $8,564,766 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	$735,307
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	7,829,459
CVR—Contingent Value Rights

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Audio/Video Products	$—	$—	$6,000	$6,000
Banks	9,705,136	—	102,858	9,807,994
Biotechnology	57,512,088	—	0	57,512,088
E-Commerce/Products	—	—	187	187
Human Resources	—	—	45,184	45,184
Oil & Gas	17,715,097	—	1,079,089	18,794,186
Pharmaceuticals	18,144,650	1,342	—	18,145,992
Software	85,307,174	—	11,997	85,319,171
Telecommunications	6,324,873	—	0	6,324,873
Other Industries	357,400,179	—	—	357,400,179
Convertible Preferred Stocks	—	—	2,066,919	2,066,919
Warrants	—	—	4,612	4,612
Short-Term Investments	6,165,170	—	—	6,165,170
Total Investments at Value	$558,274,367	$1,342	$3,316,846	$561,592,555
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.0%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	13,583	$ 20,646
Advantage Solutions, Inc.†	30,427	66,940
Boston Omaha Corp., Class A†	8,071	194,430
Clear Channel Outdoor Holdings, Inc.†	135,994	240,709
Entravision Communications Corp., Class A	21,903	143,684
Quotient Technology, Inc.†	33,408	126,282
Stagwell, Inc.#†	28,287	194,049
		986,740
Aerospace/Defense — 0.8%
AAR Corp.†	12,470	678,243
Aerojet Rocketdyne Holdings, Inc.†	29,269	1,649,015
AeroVironment, Inc.†	9,095	779,805
AerSale Corp.†	7,674	152,406
AEye, Inc.†	37,666	22,249
Archer Aviation, Inc., Class A#†	53,457	157,698
Astra Space, Inc.†	56,985	32,481
Astronics Corp.†	9,324	142,098
Barnes Group, Inc.	18,055	760,838
Ducommun, Inc.†	4,081	219,558
Joby Aviation, Inc.†	95,007	446,533
Kaman Corp.	10,335	268,710
Kratos Defense & Security Solutions, Inc.†	45,571	576,473
Momentus, Inc.#†	20,687	17,071
Moog, Inc., Class A	10,558	1,041,230
National Presto Industries, Inc.	1,890	129,711
Redwire Corp.#†	7,267	28,196
Rocket Lab USA, Inc.#†	79,519	357,836
Triumph Group, Inc.†	23,620	298,084
		7,758,235
Agriculture — 0.3%
22nd Century Group, Inc.#†	59,687	53,927
Alico, Inc.	2,312	59,511
Andersons, Inc.	11,813	539,027
AppHarvest, Inc.†	27,924	28,483
Benson Hill, Inc.#†	63,129	140,778
Fresh Del Monte Produce, Inc.	11,253	351,994
Local Bounti Corp.#†	23,854	16,366
Tejon Ranch Co.†	7,664	147,226
Turning Point Brands, Inc.	5,458	130,446
Universal Corp.	8,912	450,858
Vector Group, Ltd.	53,016	703,522
Vital Farms, Inc.†	11,014	177,986
		2,800,124
Airlines — 0.2%
Allegiant Travel Co.†	5,805	595,303
Frontier Group Holdings, Inc.†	13,758	161,794
Hawaiian Holdings, Inc.†	18,672	209,126
SkyWest, Inc.†	18,406	351,002
Spirit Airlines, Inc.	40,205	736,556
Sun Country Airlines Holdings, Inc.†	12,212	244,851
Wheels Up Experience, Inc.#†	59,478	66,020
		2,364,652
Apparel — 0.7%
Crocs, Inc.†	22,376	2,723,383
Ermenegildo Zegna NV	22,088	287,586
Fossil Group, Inc.†	17,393	75,312
Kontoor Brands, Inc.#	20,488	1,068,449
Oxford Industries, Inc.	5,575	655,676
PLBY Group, Inc.#†	15,286	32,559
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Rocky Brands, Inc.	2,539	$ 67,588
Steven Madden, Ltd.	28,383	1,030,303
Superior Group of Cos., Inc.	4,352	50,396
Torrid Holdings, Inc.†	5,386	14,704
Urban Outfitters, Inc.†	23,550	634,672
Weyco Group, Inc.	2,176	57,664
Wolverine World Wide, Inc.	28,546	478,146
		7,176,438
Auto Manufacturers — 0.3%
Blue Bird Corp.†	6,442	130,837
Canoo, Inc.#†	61,890	46,325
Cenntro Electric Group, Ltd.†	67,871	36,759
Fisker, Inc.#†	65,290	485,105
Hyliion Holdings Corp.†	50,647	143,331
Hyzon Motors, Inc.#†	32,373	42,085
Lightning eMotors, Inc.#†	14,610	9,808
Lordstown Motors Corp., Class A#†	65,010	67,610
Mullen Automotive, Inc.†	121,851	28,269
Nikola Corp.#†	124,952	277,393
Proterra, Inc.#†	82,445	346,269
REV Group, Inc.	12,106	141,519
TuSimple Holdings, Inc., Class A†	51,594	99,060
Wabash National Corp.	17,534	480,432
Workhorse Group, Inc.#†	56,275	115,927
Xos, Inc.#†	20,771	15,944
		2,466,673
Auto Parts & Equipment — 1.4%
Adient PLC†	35,008	1,495,542
Aeva Technologies, Inc.†	35,724	63,946
American Axle & Manufacturing Holdings, Inc.†	41,677	366,758
Cepton, Inc.#†	17,411	18,107
Dana, Inc.	47,607	754,095
Dorman Products, Inc.†	9,718	904,066
Douglas Dynamics, Inc.	8,292	309,209
Fox Factory Holding Corp.†	15,643	1,838,053
Gentherm, Inc.†	12,216	775,838
Goodyear Tire & Rubber Co.†	103,478	1,175,510
Holley, Inc.#†	18,961	41,335
indie Semiconductor, Inc., Class A†	37,622	393,526
Luminar Technologies, Inc.#†	92,618	828,931
Methode Electronics, Inc.	13,370	651,520
Microvast Holdings, Inc.†	63,578	82,016
Miller Industries, Inc.	4,087	113,659
Motorcar Parts of America, Inc.†	7,004	91,682
Shyft Group, Inc.	12,732	330,141
Solid Power, Inc.†	48,888	165,241
Standard Motor Products, Inc.	7,436	289,781
Titan International, Inc.†	18,868	234,152
Visteon Corp.†	10,259	1,713,663
XPEL, Inc.†	7,941	530,538
		13,167,309
Banks — 8.4%
1st Source Corp.	5,946	296,230
ACNB Corp.	3,051	113,009
Alerus Financial Corp.	5,589	111,780
Amalgamated Financial Corp.	6,511	153,334
American National Bankshares, Inc.	3,827	128,779
Ameris Bancorp	24,406	1,168,315
Arrow Financial Corp.	5,225	159,258
Associated Banc-Corp	55,029	1,273,921
Atlantic Union Bankshares Corp.	27,618	1,034,570

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BancFirst Corp.	7,250	$ 654,312
Bancorp, Inc.†	20,129	696,262
Bank First Corp.#	2,850	232,360
Bank of Marin Bancorp	5,777	167,533
Bank of N.T. Butterfield & Son, Ltd.	18,333	662,738
BankUnited, Inc.	28,707	1,016,802
Bankwell Financial Group, Inc.	2,077	62,684
Banner Corp.	12,607	793,989
Bar Harbor Bankshares	5,449	162,762
BayCom Corp.	4,519	92,775
BCB Bancorp, Inc.	5,298	91,920
Blue Foundry Bancorp#†	9,450	115,668
Blue Ridge Bankshares, Inc.	6,276	76,818
Bridgewater Bancshares, Inc.†	7,501	110,340
Business First Bancshares, Inc.	8,685	180,995
Byline Bancorp, Inc.	9,064	223,428
Cadence Bank	66,889	1,776,572
Cambridge Bancorp	2,520	200,416
Camden National Corp.	5,306	218,342
Capital Bancorp, Inc.	3,316	67,348
Capital City Bank Group, Inc.	4,988	177,922
Capstar Financial Holdings, Inc.	7,500	129,750
Carter Bankshares, Inc.†	8,788	152,648
Cathay General Bancorp	26,554	1,139,698
Central Pacific Financial Corp.	9,849	220,913
Citizens & Northern Corp.	5,562	125,145
City Holding Co.	5,427	532,931
Civista Bancshares, Inc.	5,669	120,920
CNB Financial Corp.	7,440	177,370
Coastal Financial Corp.†	3,845	177,447
Colony Bankcorp, Inc.	6,035	75,860
Community Bank System, Inc.	19,690	1,202,074
Community Trust Bancorp, Inc.	5,783	247,223
ConnectOne Bancorp, Inc.	13,688	331,934
CrossFirst Bankshares, Inc.†	16,455	232,838
Customers Bancorp, Inc.†	11,256	346,685
CVB Financial Corp.	49,170	1,176,638
Dime Community Bancshares, Inc.	12,030	368,599
Eagle Bancorp, Inc.	11,691	512,183
Eastern Bankshares, Inc.	57,513	901,804
Enterprise Bancorp, Inc.	3,442	121,812
Enterprise Financial Services Corp.	13,008	708,416
Equity Bancshares, Inc., Class A	5,600	168,336
Esquire Financial Holdings, Inc.	2,552	117,366
Farmers & Merchants Bancorp, Inc.	4,651	120,461
Farmers National Banc Corp.	11,607	165,400
FB Financial Corp.	13,197	497,395
Financial Institutions, Inc.	5,569	139,002
First Bancorp	13,014	539,951
First Bancorp, Inc.	3,586	104,998
First BanCorp/Puerto Rico	67,188	974,898
First Bancshares, Inc.	7,717	241,619
First Bank	5,716	77,909
First Busey Corp.	19,034	459,481
First Business Financial Services, Inc.	2,957	104,737
First Commonwealth Financial Corp.	34,437	551,336
First Community Bankshares, Inc.	5,818	181,638
First Financial Bancorp	34,370	846,877
First Financial Bankshares, Inc.	47,930	1,758,072
First Financial Corp.	4,088	179,668
First Foundation, Inc.	18,861	284,235
First Guaranty Bancshares, Inc.	2,237	45,881
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Internet Bancorp	3,192	$ 86,216
First Interstate BancSystem, Inc., Class A	32,957	1,171,292
First Merchants Corp.	21,110	863,821
First Mid Bancshares, Inc.	6,872	212,963
First of Long Island Corp.	8,127	138,322
Five Star Bancorp	4,641	126,792
Fulton Financial Corp.	59,825	1,028,990
FVCBankcorp, Inc.†	5,506	74,606
German American Bancorp, Inc.	10,209	401,214
Glacier Bancorp, Inc.	40,994	1,942,296
Great Southern Bancorp, Inc.	3,440	200,174
Guaranty Bancshares, Inc.	3,000	93,630
Hancock Whitney Corp.	31,788	1,561,427
Hanmi Financial Corp.	11,162	263,646
HarborOne Bancorp, Inc.	16,140	220,634
HBT Financial, Inc.	3,743	85,041
Heartland Financial USA, Inc.	15,149	748,967
Heritage Commerce Corp.	21,665	262,363
Heritage Financial Corp.	12,757	355,538
Hilltop Holdings, Inc.	18,388	609,930
Home BancShares, Inc.	69,338	1,671,046
HomeStreet, Inc.	6,621	167,048
Hope Bancorp, Inc.	42,740	547,499
Horizon Bancorp, Inc.	14,862	226,200
Independent Bank Corp.	16,897	1,346,353
Independent Bank Corp.	7,418	163,567
Independent Bank Group, Inc.	13,198	776,834
International Bancshares Corp.	19,765	959,195
John Marshall Bancorp, Inc.	4,258	113,305
Kearny Financial Corp.	21,930	220,177
Lakeland Bancorp, Inc.	22,948	441,749
Lakeland Financial Corp.	9,049	648,089
Live Oak Bancshares, Inc.	12,073	417,243
Luther Burbank Corp.	5,473	63,651
Macatawa Bank Corp.	9,685	105,663
Mercantile Bank Corp.	5,677	196,367
Merchants Bancorp	5,801	175,480
Metrocity Bankshares, Inc.	6,884	138,850
Metropolitan Bank Holding Corp.†	3,802	212,190
Mid Penn Bancorp, Inc.	5,285	161,721
Midland States Bancorp, Inc.	7,807	203,294
MidWestOne Financial Group, Inc.	5,216	156,689
MVB Financial Corp.	3,776	103,047
National Bank Holdings Corp., Class A	10,777	436,361
NBT Bancorp, Inc.	15,420	625,898
Nicolet Bankshares, Inc.†	4,532	337,453
Northeast Bank	2,413	106,365
OFG Bancorp	17,183	522,707
Old National Bancorp	108,158	1,911,152
Old Second Bancorp, Inc.	15,621	258,996
Origin Bancorp, Inc.	8,283	314,009
Orrstown Financial Services, Inc.	3,777	86,871
Park National Corp.	5,291	676,031
Parke Bancorp, Inc.	3,727	76,068
Pathward Financial, Inc.	10,585	539,941
PCB Bancorp	4,248	77,568
Peapack-Gladstone Financial Corp.	6,310	234,416
Peoples Bancorp, Inc.	10,258	319,126
Peoples Financial Services Corp.	2,580	127,839
Pioneer Bancorp, Inc.†	4,280	48,407
Preferred Bank	4,900	344,960
Premier Financial Corp.	13,062	324,199
Primis Financial Corp.	8,170	95,671

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Provident Bancorp, Inc.	5,318	$ 48,766
QCR Holdings, Inc.	5,837	312,221
RBB Bancorp	5,392	106,546
Red River Bancshares, Inc.	1,608	81,381
Renasant Corp.	20,185	726,256
Republic Bancorp, Inc., Class A	3,208	142,756
Republic First Bancorp, Inc.†	20,744	41,488
S&T Bancorp, Inc.	14,404	536,693
Sandy Spring Bancorp, Inc.	16,113	530,923
Seacoast Banking Corp. of Florida	26,607	811,780
ServisFirst Bancshares, Inc.	18,501	1,368,149
Shore Bancshares, Inc.	6,560	111,914
Sierra Bancorp	5,066	102,384
Silvergate Capital Corp., Class A#†	11,558	160,772
Simmons First National Corp., Class A	44,846	996,927
SmartFinancial, Inc.	5,720	156,156
South Plains Financial, Inc.	3,602	94,697
Southern First Bancshares, Inc.†	2,794	112,458
Southside Bancshares, Inc.	11,277	430,669
SouthState Corp.	27,651	2,230,883
Stellar Bancorp, Inc.	16,522	483,268
Sterling Bancorp, Inc.†	6,389	39,612
Stock Yards Bancorp, Inc.	10,558	617,960
Summit Financial Group, Inc.	4,104	104,529
Texas Capital Bancshares, Inc.†	18,442	1,221,414
Third Coast Bancshares, Inc.†	4,711	86,918
Tompkins Financial Corp.	5,118	382,775
Towne Bank	24,835	753,246
TriCo Bancshares	11,504	581,067
Triumph Financial, Inc.†	8,610	523,918
TrustCo Bank Corp.	6,914	258,998
Trustmark Corp.	22,591	664,175
UMB Financial Corp.	16,237	1,472,046
United Bankshares, Inc.	48,152	1,963,157
United Community Banks, Inc.	39,205	1,298,078
Unity Bancorp, Inc.	2,596	68,560
Univest Financial Corp.	10,630	299,766
USCB Financial Holdings, Inc.†	3,975	50,522
Valley National Bancorp	158,874	1,839,761
Veritex Holdings, Inc.	19,368	516,351
Walker & Dunlop, Inc.	11,318	987,269
Washington Trust Bancorp, Inc.	6,302	264,684
WesBanco, Inc.	21,129	763,813
West BanCorp, Inc.	5,974	125,812
Westamerica BanCorp	9,606	529,483
		80,911,488
Beverages — 0.5%
BRC, Inc., Class A†	9,967	66,380
Celsius Holdings, Inc.†	20,485	1,860,038
Coca-Cola Consolidated, Inc.	1,732	964,464
Duckhorn Portfolio, Inc.†	15,482	236,101
MGP Ingredients, Inc.#	5,176	525,053
National Beverage Corp.†	8,708	406,228
Primo Water Corp.	58,108	899,512
Vintage Wine Estates, Inc.#†	11,941	18,270
Vita Coco Co., Inc.†	10,280	173,835
		5,149,881
Biotechnology — 6.1%
2seventy bio, Inc.†	13,786	185,973
4D Molecular Therapeutics, Inc.†	11,065	212,891
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Aadi Bioscience, Inc.†	5,339	$ 57,501
Absci Corp.†	19,422	41,175
ACADIA Pharmaceuticals, Inc.†	44,330	917,188
Adicet Bio, Inc.†	11,182	88,114
ADMA Biologics, Inc.†	68,526	243,267
Aerovate Therapeutics, Inc.†	3,386	83,194
Affimed NV#†	53,663	48,790
Agenus, Inc.†	112,319	231,377
Akero Therapeutics, Inc.†	12,854	584,986
Allogene Therapeutics, Inc.#†	29,385	186,595
Allovir, Inc.#†	11,452	77,301
Alpha Teknova, Inc.†	2,317	12,558
Alpine Immune Sciences, Inc.†	8,348	66,534
ALX Oncology Holdings, Inc.#†	7,910	52,364
Amicus Therapeutics, Inc.†	101,686	1,341,238
AN2 Therapeutics, Inc.†	4,096	46,203
AnaptysBio, Inc.†	7,471	186,028
Anavex Life Sciences Corp.#†	25,497	242,731
ANI Pharmaceuticals, Inc.†	4,699	196,606
Apellis Pharmaceuticals, Inc.†	34,578	2,264,167
Arbutus Biopharma Corp.#†	41,890	116,454
Arcellx, Inc.†	10,904	305,421
Arcturus Therapeutics Holdings, Inc.#†	8,522	138,483
Arcus Biosciences, Inc.†	18,937	344,843
Arcutis Biotherapeutics, Inc.†	15,304	247,619
Arrowhead Pharmaceuticals, Inc.†	37,954	1,225,914
Atara Biotherapeutics, Inc.†	34,191	138,474
Atea Pharmaceuticals, Inc.†	28,134	99,594
Athira Pharma, Inc.†	12,536	38,611
Aura Biosciences, Inc.†	6,757	67,502
Aurinia Pharmaceuticals, Inc.†	49,462	449,610
Avid Bioservices, Inc.†	22,521	370,696
Avidity Biosciences, Inc.†	19,728	467,554
Axsome Therapeutics, Inc.†	11,817	805,801
Beam Therapeutics, Inc.†	23,435	943,024
Berkeley Lights, Inc.†	20,821	36,437
BioCryst Pharmaceuticals, Inc.†	68,392	605,269
Biohaven, Ltd.†	23,316	356,268
Bluebird Bio, Inc.†	30,614	159,193
Blueprint Medicines Corp.†	22,033	933,538
Bridgebio Pharma, Inc.†	39,040	445,837
C4 Therapeutics, Inc.†	15,510	81,738
Cara Therapeutics, Inc.†	16,517	167,813
Caribou Biosciences, Inc.†	20,680	125,941
Cassava Sciences, Inc.#†	14,063	347,356
Celldex Therapeutics, Inc.†	16,897	723,023
Celularity, Inc.#†	23,407	16,057
Century Therapeutics, Inc.†	7,425	33,487
Cerevel Therapeutics Holdings, Inc.†	21,123	563,773
Chinook Therapeutics, Inc.†	18,692	407,859
Cogent Biosciences, Inc.†	23,604	312,281
Crinetics Pharmaceuticals, Inc.†	19,403	381,075
CTI BioPharma Corp.†	36,920	201,583
Cullinan Oncology, Inc.†	11,198	126,425
Cytek Biosciences, Inc.†	42,103	433,661
Cytokinetics, Inc.†	30,273	1,312,637
Day One Biopharmaceuticals, Inc.†	10,209	188,050
Deciphera Pharmaceuticals, Inc.†	16,951	245,790
Denali Therapeutics, Inc.†	40,131	1,089,557
Design Therapeutics, Inc.†	12,493	88,326
DICE Therapeutics, Inc.†	13,050	389,412
Dynavax Technologies Corp.†	44,076	453,983
Dyne Therapeutics, Inc.†	11,680	150,438

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Edgewise Therapeutics, Inc.#†	13,976	$ 133,890
Editas Medicine, Inc.†	25,472	230,267
Eiger BioPharmaceuticals, Inc.#†	15,370	28,896
Emergent BioSolutions, Inc.†	18,567	229,859
Enochian Biosciences, Inc.†	7,286	7,505
EQRx, Inc.†	74,124	167,520
Erasca, Inc.†	23,915	86,094
Esperion Therapeutics, Inc.†	27,193	168,053
Evolus, Inc.†	13,057	118,427
EyePoint Pharmaceuticals, Inc.#†	9,618	32,124
Fate Therapeutics, Inc.†	30,650	187,578
FibroGen, Inc.†	32,247	715,883
Generation Bio Co.†	17,731	70,215
Geron Corp.†	133,935	372,339
Gossamer Bio, Inc.#†	23,222	40,174
GreenLight Biosciences Holdings PBC†	32,961	15,821
Halozyme Therapeutics, Inc.†	49,110	2,356,789
HilleVax, Inc.†	6,437	108,463
Humacyte, Inc.#†	21,675	66,326
Icosavax, Inc.†	8,196	67,043
Ideaya Biosciences, Inc.†	16,331	288,242
IGM Biosciences, Inc.†	3,901	81,999
ImmunityBio, Inc.#†	30,182	73,644
ImmunoGen, Inc.†	79,166	307,164
Immunovant, Inc.†	16,391	286,351
Inhibrx, Inc.†	12,012	289,009
Innoviva, Inc.†	23,331	281,605
Inovio Pharmaceuticals, Inc.†	91,143	114,840
Insmed, Inc.†	49,844	1,015,821
Instil Bio, Inc.†	25,658	19,939
Intellia Therapeutics, Inc.†	31,337	1,258,807
Intercept Pharmaceuticals, Inc.†	9,017	181,963
Intra-Cellular Therapies, Inc.†	33,781	1,656,282
Invivyd, Inc.†	18,928	32,935
Iovance Biotherapeutics, Inc.†	55,595	405,288
iTeos Therapeutics, Inc.†	8,675	153,634
IVERIC bio, Inc.†	49,615	1,031,000
Janux Therapeutics, Inc.#†	6,328	105,235
Karuna Therapeutics, Inc.†	11,146	2,222,735
Karyopharm Therapeutics, Inc.†	28,706	86,692
Keros Therapeutics, Inc.†	7,095	377,596
Kezar Life Sciences, Inc.†	19,409	122,083
Kiniksa Pharmaceuticals, Ltd., Class A†	11,486	147,710
Kinnate Biopharma, Inc.#†	10,774	56,887
Kodiak Sciences, Inc.†	12,294	79,911
Kronos Bio, Inc.†	15,001	26,102
Krystal Biotech, Inc.†	7,866	644,304
Kymera Therapeutics, Inc.†	13,942	437,500
Lexicon Pharmaceuticals, Inc.†	30,706	69,089
Ligand Pharmaceuticals, Inc.†	5,576	402,253
Liquidia Corp.#†	17,597	133,209
MacroGenics, Inc.†	22,226	135,356
MeiraGTx Holdings PLC†	11,142	86,016
Mersana Therapeutics, Inc.†	34,126	206,804
Monte Rosa Therapeutics, Inc.†	10,968	66,685
Myriad Genetics, Inc.†	29,323	554,791
Nektar Therapeutics#†	66,911	92,337
NeoGenomics, Inc.†	46,410	782,009
NGM Biopharmaceuticals, Inc.†	14,906	70,654
Nkarta, Inc.†	12,079	50,732
Nurix Therapeutics, Inc.†	17,109	161,338
Nuvalent, Inc., Class A†	7,422	224,812
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Nuvation Bio, Inc.†	42,917	$ 83,259
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	26,165	64,104
Pardes Biosciences, Inc.†	12,660	17,851
PepGen, Inc.†	5,543	84,642
Phathom Pharmaceuticals, Inc.#†	9,045	77,425
Point Biopharma Global, Inc.†	31,517	236,062
Praxis Precision Medicines, Inc.†	14,444	44,271
Precigen, Inc.#†	37,217	46,893
Prime Medicine, Inc.†	3,827	62,878
Prothena Corp. PLC†	13,519	753,819
Provention Bio, Inc.#†	23,260	193,058
PTC Therapeutics, Inc.†	25,903	1,131,184
Rallybio Corp.†	6,790	53,437
RAPT Therapeutics, Inc.†	9,690	285,371
Recursion Pharmaceuticals, Inc., Class A†	50,389	410,670
REGENXBIO, Inc.†	14,809	329,500
Relay Therapeutics, Inc.†	31,384	506,852
Replimune Group, Inc.†	14,975	327,953
REVOLUTION Medicines, Inc.†	27,798	743,874
Rigel Pharmaceuticals, Inc.†	63,629	96,080
Rocket Pharmaceuticals, Inc.†	19,813	380,608
Sage Therapeutics, Inc.†	19,208	799,821
Sana Biotechnology, Inc.#†	32,820	120,449
Sangamo Therapeutics, Inc.†	49,339	150,484
Scilex Holding Co.†	23,302	201,562
Seer, Inc.†	19,021	77,796
Singular Genomics Systems, Inc.#†	20,815	44,752
SpringWorks Therapeutics, Inc.†	13,279	423,600
Stoke Therapeutics, Inc.†	8,276	73,574
Sutro Biopharma, Inc.†	19,877	112,106
Syndax Pharmaceuticals, Inc.†	19,618	497,316
Talaris Therapeutics, Inc.†	8,505	16,500
Tango Therapeutics, Inc.†	17,195	89,930
Tarsus Pharmaceuticals, Inc.†	6,776	104,960
Tenaya Therapeutics, Inc.†	10,304	31,633
TG Therapeutics, Inc.†	49,114	786,806
Theravance Biopharma, Inc.#†	24,078	260,042
Theseus Pharmaceuticals, Inc.†	6,265	58,139
Third Harmonic Bio, Inc.†	4,660	19,758
TransMedics Group, Inc.†	11,250	900,788
Travere Therapeutics, Inc.†	22,688	502,766
Twist Bioscience Corp.†	20,697	402,764
Tyra Biosciences, Inc.#†	4,890	64,597
Vaxart, Inc.#†	47,411	36,952
VBI Vaccines, Inc.#†	71,091	34,124
Ventyx Biosciences, Inc.†	9,194	397,641
Vera Therapeutics, Inc.†	5,283	39,253
Veracyte, Inc.†	26,420	650,196
Vericel Corp.†	17,400	529,134
Veru, Inc.#†	23,962	94,770
Verve Therapeutics, Inc.†	17,242	327,598
Vir Biotechnology, Inc.†	26,738	609,626
Viridian Therapeutics, Inc.†	13,945	456,838
VistaGen Therapeutics, Inc.†	76,303	13,399
Xencor, Inc.†	21,167	680,096
Zentalis Pharmaceuticals, Inc.†	17,311	327,697
		59,395,829
Building Materials — 1.3%
AAON, Inc.	16,173	1,471,096

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
American Woodmark Corp.†	6,092	$ 310,570
Apogee Enterprises, Inc.	8,194	374,957
Boise Cascade Co.	14,568	1,006,794
Caesarstone, Ltd.	8,345	48,568
Gibraltar Industries, Inc.†	11,468	612,506
Griffon Corp.	16,985	619,443
JELD-WEN Holding, Inc.†	30,760	404,494
Masonite International Corp.†	8,207	728,781
Modine Manufacturing Co.†	18,349	447,899
PGT Innovations, Inc.†	21,304	450,580
Simpson Manufacturing Co., Inc.	15,780	1,702,031
SmartRent, Inc.†	44,708	115,794
SPX Technologies, Inc.†	16,148	1,137,465
Summit Materials, Inc., Class A†	43,846	1,295,211
UFP Industries, Inc.	22,051	1,886,022
View, Inc.†	42,072	26,716
		12,638,927
Chemicals — 2.1%
AdvanSix, Inc.	9,845	405,122
American Vanguard Corp.	10,336	215,712
Amyris, Inc.#†	73,841	92,301
Avient Corp.	33,569	1,464,615
AZZ, Inc.	9,050	367,883
Balchem Corp.	11,750	1,527,500
Cabot Corp.	20,510	1,631,160
Codexis, Inc.†	22,571	109,131
Danimer Scientific, Inc.#†	33,413	86,206
Diversey Holdings, Ltd.†	28,816	170,303
Ecovyst, Inc.†	26,699	268,058
H.B. Fuller Co.	19,573	1,365,412
Hawkins, Inc.	7,150	290,791
Ingevity Corp.†	13,838	1,142,465
Innospec, Inc.	9,130	999,370
Intrepid Potash, Inc.†	4,106	130,037
Koppers Holdings, Inc.	7,490	268,816
Kronos Worldwide, Inc.	8,169	92,228
Lightwave Logic, Inc.†	41,657	245,776
Livent Corp.#†	59,768	1,401,560
Mativ Holdings, Inc.	20,065	519,884
Minerals Technologies, Inc.	11,954	726,205
Origin Materials, Inc.#†	38,738	185,942
Orion Engineered Carbons SA	22,307	568,828
Perimeter Solutions SA†	43,286	370,528
Quaker Chemical Corp.	4,996	978,117
Rayonier Advanced Materials, Inc.†	22,772	186,730
Rogers Corp.†	6,919	1,018,477
Sensient Technologies Corp.	15,470	1,166,283
Stepan Co.	7,877	819,917
Terawulf, Inc.†	7,994	5,155
Trinseo PLC	12,900	299,022
Tronox Holdings PLC	43,141	673,000
Unifi, Inc.†	5,282	54,669
Valhi, Inc.	888	21,037
		19,868,240
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	5,620	942,699
Arch Resources, Inc.	5,476	861,648
CONSOL Energy, Inc.	12,658	692,772
NACCO Industries, Inc., Class A	1,494	55,861
Peabody Energy Corp.†	43,416	1,185,257
Security Description	Shares or Principal Amount	Value

Coal (continued)
Ramaco Resources, Inc.#	8,266	$ 82,247
SunCoke Energy, Inc.	30,730	292,242
Warrior Met Coal, Inc.	18,989	726,709
		4,839,435
Commercial Services — 5.0%
2U, Inc.†	27,968	250,593
Aaron's Co., Inc.	11,169	160,275
ABM Industries, Inc.	24,461	1,184,157
Adtalem Global Education, Inc.†	16,546	647,280
AirSculpt Technologies, Inc.#	4,564	29,894
Alarm.com Holdings, Inc.†	17,736	901,521
Alight, Inc., Class A†	125,202	1,201,939
Alta Equipment Group, Inc.	7,645	143,803
American Public Education, Inc.†	6,906	76,242
AMN Healthcare Services, Inc.†	15,958	1,436,380
API Group Corp.†	76,300	1,792,287
Arlo Technologies, Inc.†	32,013	121,649
ASGN, Inc.†	18,094	1,606,747
Bakkt Holdings, Inc.#†	21,548	31,460
Barrett Business Services, Inc.	2,524	242,254
Bird Global, Inc., Class A†	64,859	13,115
BrightView Holdings, Inc.†	16,376	103,496
Brink's Co.	16,713	1,090,523
Carriage Services, Inc.	4,899	166,174
Cass Information Systems, Inc.	4,958	239,719
CBIZ, Inc.†	17,664	884,790
Chegg, Inc.†	45,870	728,874
Cimpress PLC†	6,504	228,421
Cipher Mining, Inc.#†	14,406	21,897
CompoSecure, Inc.†	3,012	20,813
CoreCivic, Inc.†	42,095	408,743
CorVel Corp.†	3,268	589,155
Coursera, Inc.†	42,078	474,219
CRA International, Inc.	2,561	318,768
Cross Country Healthcare, Inc.†	13,172	348,399
Custom Truck One Source, Inc.#†	22,002	159,295
Deluxe Corp.	15,960	294,302
Distribution Solutions Group, Inc.†	1,843	81,848
Ennis, Inc.	9,371	203,819
European Wax Center, Inc., Class A	8,990	165,955
EVERTEC, Inc.	22,530	829,329
Evo Payments, Inc., Class A†	17,438	590,276
First Advantage Corp.†	21,651	314,156
Forrester Research, Inc.†	4,171	137,184
Franklin Covey Co.†	4,484	210,165
GEO Group, Inc.#†	43,665	382,505
Graham Holdings Co., Class B	1,360	852,258
Green Dot Corp., Class A†	17,341	328,265
Greenidge Generation Holdings, Inc.#†	5,306	2,733
Hackett Group, Inc.	9,939	185,263
Healthcare Services Group, Inc.	27,332	362,696
HealthEquity, Inc.†	30,609	1,994,789
Heidrick & Struggles International, Inc.	7,207	247,416
Herc Holdings, Inc.	9,265	1,330,361
Honest Co., Inc.†	24,266	67,702
Huron Consulting Group, Inc.†	7,269	510,211
I3 Verticals, Inc., Class A†	8,124	199,932
ICF International, Inc.	6,805	677,030
Information Services Group, Inc.	12,943	68,210
Insperity, Inc.	13,381	1,660,448
John Wiley & Sons, Inc., Class A	15,839	704,677
Kelly Services, Inc., Class A	12,444	208,188

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Kforce, Inc.	7,295	$ 455,865
Korn Ferry	19,564	1,093,432
Laureate Education, Inc.	49,580	588,019
Legalzoom.com, Inc.#†	35,373	288,997
Lifecore Biomedical, Inc.†	9,660	55,931
LiveRamp Holdings, Inc.†	24,360	575,627
Marathon Digital Holdings, Inc.#†	43,167	306,486
MarketWise, Inc.†	6,276	12,364
Matthews International Corp., Class A	11,018	420,447
Medifast, Inc.	4,011	449,753
MoneyGram International, Inc.†	34,582	375,215
Moneylion, Inc.†	53,776	35,965
Monro, Inc.	11,512	580,665
Multiplan Corp.#†	139,336	140,729
National Research Corp.	5,188	234,290
Payoneer Global, Inc.#†	81,329	471,708
Paysafe, Ltd.†	10,392	207,217
Perdoceo Education Corp.†	24,799	341,854
PFSweb, Inc.	6,224	40,083
Priority Technology Holdings, Inc.†	6,534	25,613
PROG Holdings, Inc.†	18,438	455,787
Progyny, Inc.†	27,869	1,046,760
Quad/Graphics, Inc.†	11,958	58,475
R1 RCM, Inc.†	55,413	786,865
Remitly Global, Inc.†	36,948	540,549
Rent the Runway, Inc., Class A#†	17,440	59,470
Repay Holdings Corp.†	32,308	273,972
Resources Connection, Inc.	11,834	213,722
Riot Platforms, Inc.#†	58,461	365,381
Sabre Corp.†	120,259	608,511
ShotSpotter, Inc.†	3,293	112,291
SP Plus Corp.†	7,421	252,462
Spire Global, Inc.†	46,118	47,502
Sterling Check Corp.†	8,731	111,058
StoneCo, Ltd., Class A†	102,205	869,765
Strategic Education, Inc.	8,373	713,798
Stride, Inc.†	14,969	635,733
Target Hospitality Corp.†	10,780	159,867
Textainer Group Holdings, Ltd.	16,027	527,609
Transcat, Inc.†	2,626	236,314
TriNet Group, Inc.†	13,808	1,144,269
Triton International, Ltd.	21,495	1,481,865
TrueBlue, Inc.†	11,865	221,876
Udemy, Inc.†	26,926	254,181
Universal Technical Institute, Inc.†	12,208	88,630
Upbound Group, Inc.	18,426	494,738
V2X, Inc.†	4,434	205,605
Viad Corp.†	7,494	192,671
Vivint Smart Home, Inc.†	35,001	393,411
Wejo Group, Ltd.†	21,174	13,975
Willdan Group, Inc.†	4,282	77,333
WW International, Inc.†	19,999	73,196
ZipRecruiter, Inc., Class A†	26,886	458,675
		48,109,176
Computers — 1.8%
3D Systems Corp.†	46,723	457,418
Cantaloupe, Inc.†	21,539	124,065
Cerberus Cyber Sentinel Corp.†	17,073	9,733
Conduent, Inc.†	62,602	249,156
Corsair Gaming, Inc.†	14,128	247,240
Desktop Metal, Inc., Class A#†	98,849	150,250
Security Description	Shares or Principal Amount	Value

Computers (continued)
Diebold Nixdorf, Inc.†	26,942	$ 86,753
ExlService Holdings, Inc.†	11,941	1,964,414
Grid Dynamics Holdings, Inc.†	19,776	230,390
Insight Enterprises, Inc.†	11,581	1,550,928
Integral Ad Science Holding Corp.†	14,081	153,765
IronNet, Inc.†	24,256	11,551
Markforged Holding Corp.#†	41,948	55,791
Maximus, Inc.	22,334	1,833,175
Mitek Systems, Inc.†	15,567	144,773
NetScout Systems, Inc.†	25,466	724,253
NextNav, Inc.†	24,691	68,147
OneSpan, Inc.†	14,612	197,554
PAR Technology Corp.#†	9,777	333,885
Parsons Corp.†	12,406	558,642
Qualys, Inc.†	14,222	1,680,329
Rapid7, Inc.†	21,777	1,030,052
Rigetti Computing, Inc.#†	28,969	21,718
Rimini Street, Inc.†	18,198	77,887
SecureWorks Corp., Class A†	3,713	28,107
Super Micro Computer, Inc.†	17,072	1,672,544
Telos Corp.†	19,864	76,874
Tenable Holdings, Inc.†	41,244	1,824,222
TTEC Holdings, Inc.	6,951	279,847
Unisys Corp.†	24,420	121,612
Varonis Systems, Inc.†	40,175	1,087,939
Velo3D, Inc.#†	21,092	66,862
Vuzix Corp.#†	21,868	90,752
		17,210,628
Cosmetics/Personal Care — 0.4%
Beauty Health Co.#†	34,973	441,010
e.l.f. Beauty, Inc.†	18,133	1,355,442
Edgewell Personal Care Co.	19,003	811,428
Inter Parfums, Inc.	6,620	797,114
		3,404,994
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	6,773	198,517
G-III Apparel Group, Ltd.†	15,855	263,431
Global Industrial Co.	4,795	134,883
H&E Equipment Services, Inc.	11,765	652,957
Hudson Technologies, Inc.†	15,905	161,118
KAR Auction Services, Inc.†	39,844	569,371
MRC Global, Inc.†	30,616	342,899
Resideo Technologies, Inc.†	53,331	978,090
ScanSource, Inc.†	9,309	290,255
ThredUp, Inc., Class A#†	21,646	34,417
Titan Machinery, Inc.†	7,464	341,777
Veritiv Corp.	4,819	729,789
VSE Corp.	3,910	224,473
		4,921,977
Diversified Financial Services — 2.7%
Amerant Bancorp, Inc.	10,226	290,418
Applied Digital Corp.†	24,908	66,006
Artisan Partners Asset Management, Inc., Class A	22,161	730,648
AssetMark Financial Holdings, Inc.†	7,946	248,710
Associated Capital Group, Inc., Class A	626	22,548
Atlanticus Holdings Corp.†	1,552	49,742
Avantax, Inc.†	17,559	502,012
B. Riley Financial, Inc.#	7,660	304,715
BGC Partners, Inc., Class A	116,267	565,058
Bread Financial Holdings, Inc.	18,468	758,481
BrightSphere Investment Group, Inc.	11,919	298,809

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Brookfield Business Corp., Class A	9,578	$ 185,813
Cohen & Steers, Inc.	9,367	677,796
Columbia Financial, Inc.†	12,555	264,910
Consumer Portfolio Services, Inc.†	3,516	38,887
Cowen, Inc., Class A#	9,871	384,870
Cryptyde, Inc.†	7,308	1,253
Curo Group Holdings Corp.#	8,102	23,658
Diamond Hill Investment Group, Inc.	1,059	184,901
Enact Holdings, Inc.	11,077	268,617
Encore Capital Group, Inc.†	8,542	441,451
Enova International, Inc.†	11,343	552,971
EZCORP, Inc., Class A†	18,428	162,535
Federal Agricultural Mtg. Corp., Class C	3,357	476,224
Federated Hermes, Inc.	31,482	1,238,817
Finance of America Cos., Inc., Class A#†	14,462	21,115
First Western Financial, Inc.†	2,911	75,308
Flywire Corp.†	21,022	519,874
Focus Financial Partners, Inc., Class A†	21,393	1,109,441
GCM Grosvenor, Inc., Class A	15,159	124,759
Hamilton Lane, Inc., Class A	13,253	1,031,083
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,120	1,008,889
Home Point Capital, Inc.	2,928	4,597
Houlihan Lokey, Inc.	18,445	1,765,186
International Money Express, Inc.†	11,552	295,154
LendingClub Corp.†	38,378	360,753
LendingTree, Inc.†	3,868	127,373
Moelis & Co., Class A	23,505	1,006,719
Mr. Cooper Group, Inc.†	25,563	1,186,890
Navient Corp.	39,276	708,932
Nelnet, Inc., Class A	5,376	504,645
NerdWallet, Inc., Class A†	9,584	197,814
Oportun Financial Corp.†	10,377	62,677
Oppenheimer Holdings, Inc., Class A	2,908	128,214
OppFi, Inc.†	5,080	10,719
PennyMac Financial Services, Inc.	9,873	597,020
Perella Weinberg Partners	13,617	137,668
Piper Sandler Cos.	6,410	967,846
PJT Partners, Inc., Class A	8,707	686,808
PRA Group, Inc.†	14,205	604,565
Radian Group, Inc.	58,069	1,239,773
Regional Management Corp.	2,838	89,454
Sculptor Capital Management, Inc.	9,462	84,874
Silvercrest Asset Management Group, Inc., Class A	3,565	63,421
StepStone Group, Inc., Class A	20,058	573,659
StoneX Group, Inc.†	6,345	639,766
Sunlight Financial Holdings, Inc.#†	8,804	11,533
SWK Holdings Corp.†	1,312	24,600
Velocity Financial, Inc.†	3,173	30,588
Victory Capital Holdings, Inc., Class A	6,084	206,613
Virtus Investment Partners, Inc.	2,560	538,701
WisdomTree, Inc.	50,234	299,897
World Acceptance Corp.†	1,439	134,345
		25,921,123
Electric — 1.5%
ALLETE, Inc.	21,138	1,293,434
Altus Power, Inc.†	15,968	108,103
Ameresco, Inc., Class A†	11,728	515,446
Avista Corp.	27,209	1,118,834
Black Hills Corp.	23,974	1,472,243
Clearway Energy, Inc., Class A	12,842	381,536
Clearway Energy, Inc., Class C	30,249	950,121
Security Description	Shares or Principal Amount	Value

Electric (continued)
FTC Solar, Inc.#†	15,814	$ 48,549
MGE Energy, Inc.	13,425	950,222
NorthWestern Corp.	21,396	1,236,261
Ormat Technologies, Inc.	18,121	1,531,587
Otter Tail Corp.	15,168	1,075,260
PNM Resources, Inc.	31,515	1,544,235
Portland General Electric Co.	32,998	1,577,304
Unitil Corp.	5,859	318,261
Via Renewables, Inc.#	4,535	26,575
		14,147,971
Electrical Components & Equipment — 0.8%
Belden, Inc.	15,663	1,321,644
Blink Charging Co.#†	13,204	119,496
Encore Wire Corp.	6,528	1,259,969
Energizer Holdings, Inc.	24,589	890,860
EnerSys	15,044	1,364,340
ESS Tech, Inc.#†	29,744	54,134
Insteel Industries, Inc.	6,902	205,335
nLight, Inc.†	16,381	185,105
Novanta, Inc.†	13,100	2,055,521
Powell Industries, Inc.	3,370	149,460
		7,605,864
Electronics — 1.7%
Advanced Energy Industries, Inc.	13,857	1,289,810
Akoustis Technologies, Inc.#†	19,627	73,405
Allied Motion Technologies, Inc.	4,927	212,649
Atkore, Inc.†	15,200	2,219,504
Badger Meter, Inc.	10,790	1,312,280
Benchmark Electronics, Inc.	12,879	306,391
Berkshire Grey, Inc.#†	18,227	24,060
Brady Corp., Class A	16,828	928,232
Charge Enterprises, Inc.†	47,964	54,199
Comtech Telecommunications Corp.	9,541	152,561
CTS Corp.	11,692	506,381
Enovix Corp.#†	40,114	369,851
Evolv Technologies Holdings, Inc.†	30,994	85,234
FARO Technologies, Inc.†	6,936	188,659
GoPro, Inc., Class A†	47,651	247,309
Identiv, Inc.†	8,137	57,122
Itron, Inc.†	16,638	927,901
Kimball Electronics, Inc.†	8,839	221,063
Knowles Corp.†	33,039	561,002
Mesa Laboratories, Inc.	1,881	332,034
MicroVision, Inc.#†	61,055	156,301
Mirion Technologies, Inc.#†	50,514	458,667
Napco Security Technologies, Inc.†	10,833	342,323
OSI Systems, Inc.†	5,906	546,600
Plexus Corp.†	10,126	970,982
Sanmina Corp.†	21,031	1,271,534
Stoneridge, Inc.†	9,710	231,195
TTM Technologies, Inc.†	37,370	496,647
Turtle Beach Corp.†	5,710	46,194
Vicor Corp.†	8,119	381,593
Vishay Intertechnology, Inc.	47,894	1,016,790
Vishay Precision Group, Inc.†	4,581	199,732
		16,188,205
Energy-Alternate Sources — 0.7%
Aemetis, Inc.#†	11,027	39,366
Alto Ingredients, Inc.†	26,634	77,771
Array Technologies, Inc.†	55,598	1,041,907
Cleanspark, Inc.#†	16,826	46,440

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Energy Vault Holdings, Inc.#†	30,233	$ 100,978
Eneti, Inc.	8,164	86,375
Fluence Energy, Inc.†	13,247	247,322
FuelCell Energy, Inc.#†	150,680	503,271
FutureFuel Corp.	9,529	83,379
Gevo, Inc.#†	72,580	134,273
Green Plains, Inc.†	19,847	688,096
Heliogen, Inc.†	33,506	10,387
Montauk Renewables, Inc.#†	23,747	234,145
REX American Resources Corp.†	5,841	192,811
Shoals Technologies Group, Inc., Class A†	50,904	1,249,184
Stem, Inc.#†	53,143	433,647
Sunnova Energy International, Inc.#†	36,613	650,979
SunPower Corp.#†	30,174	453,213
TPI Composites, Inc.†	13,489	155,933
		6,429,477
Engineering & Construction — 1.6%
908 Devices, Inc.†	8,063	72,567
Arcosa, Inc.	17,864	1,082,558
Atlas Technical Consultants, Inc.†	7,063	86,381
Comfort Systems USA, Inc.	13,071	1,901,046
Concrete Pumping Holdings, Inc.†	9,680	75,601
Construction Partners, Inc., Class A†	14,709	397,878
Dycom Industries, Inc.†	10,649	896,752
EMCOR Group, Inc.	17,419	2,912,805
Exponent, Inc.	18,753	1,929,684
Fluor Corp.†	52,490	1,924,808
Frontdoor, Inc.†	30,526	862,360
Granite Construction, Inc.	16,315	704,808
Great Lakes Dredge & Dock Corp.†	24,099	138,208
IES Holdings, Inc.†	3,205	134,802
Latham Group, Inc.†	15,879	50,495
MYR Group, Inc.†	6,046	729,208
NV5 Global, Inc.†	4,987	524,732
Primoris Services Corp.	19,561	537,928
Sterling Infrastructure, Inc.†	10,799	415,330
Tutor Perini Corp.†	15,510	125,786
		15,503,737
Entertainment — 1.0%
Accel Entertainment, Inc.†	20,585	188,353
Bally's Corp.†	13,224	261,174
Cinemark Holdings, Inc.†	40,188	546,959
Everi Holdings, Inc.†	31,817	604,205
Golden Entertainment, Inc.†	7,417	304,913
IMAX Corp.†	17,350	319,934
International Game Technology PLC	36,225	962,136
Liberty Media Corp. - Liberty Braves, Series A#†	3,692	126,451
Liberty Media Corp. - Liberty Braves, Series C†	13,892	464,965
Light & Wonder, Inc.†	34,829	2,180,644
Lions Gate Entertainment Corp., Class A†	21,499	228,104
Lions Gate Entertainment Corp., Class B†	42,581	423,681
Madison Square Garden Entertainment Corp.†	9,614	581,935
Monarch Casino & Resort, Inc.	4,907	361,253
NeoGames SA†	4,796	74,578
RCI Hospitality Holdings, Inc.	3,173	265,802
Red Rock Resorts, Inc., Class A	18,704	816,804
Reservoir Media, Inc.†	7,542	50,984
Rush Street Interactive, Inc.†	22,394	93,831
SeaWorld Entertainment, Inc.†	14,656	946,777
		9,803,483
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.6%
Casella Waste Systems, Inc., Class A†	18,412	$ 1,432,822
Centrus Energy Corp., Class A†	3,927	175,969
Energy Recovery, Inc.†	20,294	447,889
Evoqua Water Technologies Corp.†	43,381	2,106,581
Harsco Corp.†	28,964	245,035
Heritage-Crystal Clean, Inc.†	5,782	208,036
Li-Cycle Holdings Corp.#†	50,396	305,400
Montrose Environmental Group, Inc.†	10,129	493,181
Pure Cycle Corp.†	7,180	63,399
PureCycle Technologies, Inc.#†	39,183	249,988
		5,728,300
Food — 1.4%
B&G Foods, Inc.	26,094	330,611
Beyond Meat, Inc.#†	22,641	403,915
Boxed, Inc.#†	21,201	12,998
Calavo Growers, Inc.	6,363	205,334
Cal-Maine Foods, Inc.	13,981	794,121
Chefs' Warehouse, Inc.†	12,574	409,284
Hain Celestial Group, Inc.†	33,033	588,978
HF Foods Group, Inc.†	13,339	51,755
Hostess Brands, Inc.†	49,229	1,215,956
Ingles Markets, Inc., Class A	5,244	468,814
J&J Snack Foods Corp.	5,606	791,623
John B. Sanfilippo & Son, Inc.	3,293	295,613
Krispy Kreme, Inc.#	26,485	344,570
Lancaster Colony Corp.	7,170	1,376,497
Mission Produce, Inc.†	14,779	170,254
Natural Grocers by Vitamin Cottage, Inc.	3,418	37,530
Seneca Foods Corp., Class A†	1,882	104,639
Simply Good Foods Co.†	32,754	1,254,151
SpartanNash Co.	12,855	344,000
Sprouts Farmers Market, Inc.†	39,076	1,183,612
SunOpta, Inc.†	36,012	276,572
Tattooed Chef, Inc.#†	18,053	22,747
Tootsie Roll Industries, Inc.	5,758	253,525
TreeHouse Foods, Inc.†	18,756	915,105
United Natural Foods, Inc.†	21,432	872,925
Utz Brands, Inc.	24,233	397,421
Village Super Market, Inc., Class A	3,122	69,714
Weis Markets, Inc.	6,061	463,303
Whole Earth Brands, Inc.†	14,991	51,569
		13,707,136
Food Service — 0.0%
Sovos Brands, Inc.†	14,126	184,627
Forest Products & Paper — 0.1%
Glatfelter Corp.	16,226	62,308
Sylvamo Corp.	13,093	645,878
		708,186
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	36,116	1,560,573
Chesapeake Utilities Corp.	6,420	822,338
New Jersey Resources Corp.	35,503	1,811,718
Northwest Natural Holding Co.	12,786	618,075
ONE Gas, Inc.	19,830	1,589,573
Southwest Gas Holdings, Inc.	24,708	1,556,851
Spire, Inc.	18,803	1,323,731
		9,282,859
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	7,027	150,940

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Enerpac Tool Group Corp.	21,086	$ 567,846
Franklin Electric Co., Inc.	17,001	1,624,785
Kennametal, Inc.	30,008	850,127
Luxfer Holdings PLC	10,004	165,766
		3,359,464
Healthcare-Products — 3.5%
Adaptive Biotechnologies Corp.†	41,109	351,482
Akoya Biosciences, Inc.†	5,814	67,035
Alphatec Holdings, Inc.†	26,726	395,812
AngioDynamics, Inc.†	13,722	169,878
Artivion, Inc.†	14,360	190,126
AtriCure, Inc.†	16,809	647,146
Atrion Corp.	501	284,568
Avanos Medical, Inc.†	17,071	479,183
Axogen, Inc.†	14,950	123,337
Axonics, Inc.†	18,074	1,086,067
BioLife Solutions, Inc.†	12,428	289,075
Bionano Genomics, Inc.#†	110,323	147,833
Bioventus, Inc., Class A#†	11,781	25,094
Butterfly Network, Inc.#†	49,008	120,560
Cardiovascular Systems, Inc.†	15,041	296,458
CareDx, Inc.†	18,774	315,779
Castle Biosciences, Inc.†	9,047	227,803
Cerus Corp.†	63,632	181,988
CONMED Corp.	10,735	1,032,600
Cue Health Inc†	40,146	86,314
Cutera, Inc.†	6,119	198,439
Embecta Corp.	21,463	685,743
Glaukos Corp.†	16,870	796,770
Haemonetics Corp.†	18,727	1,456,399
Inari Medical, Inc.†	17,790	1,000,865
Inogen, Inc.†	8,476	132,819
Inspire Medical Systems, Inc.†	10,409	2,705,611
Integer Holdings Corp.†	12,150	911,007
iRadimed Corp.	2,628	99,759
iRhythm Technologies, Inc.†	11,123	1,308,955
Lantheus Holdings, Inc.†	25,197	1,863,570
LeMaitre Vascular, Inc.	7,184	359,990
LivaNova PLC†	19,796	936,747
MaxCyte, Inc.†	32,081	145,648
Merit Medical Systems, Inc.†	20,611	1,454,724
MiMedx Group, Inc.†	41,603	200,110
NanoString Technologies, Inc.†	17,125	167,140
Nautilus Biotechnology, Inc.†	17,575	37,259
Neogen Corp.†	80,005	1,415,288
Nevro Corp.†	12,869	404,601
NuVasive, Inc.†	19,307	834,642
OmniAb, Inc.†	28,414	118,486
Omnicell, Inc.†	16,368	891,074
OraSure Technologies, Inc.†	26,467	167,007
Orthofix Medical, Inc.†	12,641	260,405
OrthoPediatrics Corp.†	5,592	244,706
Owlet, Inc.†	6,074	2,232
Pacific Biosciences of California, Inc.†	83,290	756,273
Paragon 28, Inc.†	17,002	299,405
Patterson Cos., Inc.	32,142	852,406
PROCEPT BioRobotics Corp.†	9,557	357,910
Pulmonx Corp.†	12,610	141,610
Quanterix Corp.†	12,517	137,687
Quantum-Si, Inc.†	33,678	61,294
RxSight, Inc.†	7,592	104,162
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Shockwave Medical, Inc.†	13,128	$ 2,497,471
SI-BONE, Inc.†	12,525	247,682
Silk Road Medical, Inc.†	13,835	733,117
SomaLogic, Inc.#†	55,180	140,157
STAAR Surgical Co.†	17,682	979,406
Surmodics, Inc.†	5,026	109,768
Tactile Systems Technology, Inc.†	7,228	104,445
Tenon Medical, Inc.†	2,781	6,452
Treace Medical Concepts, Inc.†	12,297	263,894
UFP Technologies, Inc.†	2,520	296,654
Utah Medical Products, Inc.	1,270	116,561
Varex Imaging Corp.†	14,243	251,959
Vicarious Surgical, Inc.†	20,379	57,061
ViewRay, Inc.†	54,591	235,833
Zimvie, Inc.†	7,673	87,319
Zynex, Inc.†	7,949	102,701
		34,259,361
Healthcare-Services — 1.2%
23andMe Holding Co., Class A†	95,222	239,007
Accolade, Inc.†	24,242	269,329
Addus HomeCare Corp.†	5,699	619,139
Agiliti, Inc.#†	10,281	195,956
American Well Corp., Class A†	84,581	235,981
ATI Physical Therapy, Inc.#†	27,584	9,596
Aveanna Healthcare Holdings, Inc.#†	16,417	20,029
Babylon Holdings, Ltd., Class A#†	1,605	15,938
Bright Health Group, Inc.†	71,179	61,926
Brookdale Senior Living, Inc.†	68,584	221,526
Cano Health, Inc.#†	59,694	98,495
CareMax, Inc.#†	21,553	92,678
Clover Health Investments Corp.#†	142,441	188,022
Community Health Systems, Inc.†	46,113	279,445
DocGo, Inc.†	30,425	278,389
Ensign Group, Inc.	19,865	1,777,520
Fulgent Genetics, Inc.†	7,715	252,975
GeneDx Holdings Corp.#†	58,294	29,147
Innovage Holding Corp.†	7,052	53,525
Inotiv, Inc.#†	6,419	48,143
Invitae Corp.#†	89,915	193,317
Joint Corp.†	5,185	81,404
LifeStance Health Group, Inc.#†	26,642	136,407
Medpace Holdings, Inc.†	9,359	1,814,523
ModivCare, Inc.†	4,664	457,958
Nano-X Imaging, Ltd.#†	16,868	122,968
National HealthCare Corp.	4,638	258,429
Oncology Institute, Inc.†	12,829	18,089
OPKO Health, Inc.#†	148,865	169,706
Oscar Health, Inc., Class A†	44,494	246,497
P3 Health Partners, Inc.†	8,963	10,756
Pediatrix Medical Group, Inc. †	30,162	474,750
Pennant Group, Inc.†	9,518	142,960
RadNet, Inc.†	18,407	434,129
Science 37 Holdings, Inc.†	23,189	7,652
Select Medical Holdings Corp.	38,396	1,043,987
Surgery Partners, Inc.†	18,450	617,152
Thorne HealthTech, Inc.†	5,070	25,097
U.S. Physical Therapy, Inc.	4,740	480,304
		11,722,851
Home Builders — 1.4%
Beazer Homes USA, Inc.†	10,787	160,834
Cavco Industries, Inc.†	3,285	936,225

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Century Communities, Inc.	10,410	$ 622,622
Dream Finders Homes, Inc., Class A#†	7,726	92,944
Forestar Group, Inc.†	6,718	95,866
Green Brick Partners, Inc.†	10,012	312,374
Hovnanian Enterprises, Inc., Class A†	1,930	131,452
Installed Building Products, Inc.	8,776	1,012,575
KB Home	28,504	1,005,336
Landsea Homes Corp.†	3,483	22,761
LCI Industries	9,162	1,033,565
LGI Homes, Inc.†	7,567	789,314
M/I Homes, Inc.†	9,823	568,162
MDC Holdings, Inc.	21,092	780,404
Meritage Homes Corp.†	13,394	1,463,027
Skyline Champion Corp.†	19,670	1,345,625
Taylor Morrison Home Corp.†	38,585	1,382,501
Tri Pointe Homes, Inc.†	37,204	886,943
Winnebago Industries, Inc.	10,991	698,588
		13,341,118
Home Furnishings — 0.4%
Aterian, Inc.#†	24,316	29,179
Ethan Allen Interiors, Inc.	8,344	246,565
iRobot Corp.†	9,898	406,709
Lovesac Co.†	5,136	147,866
MillerKnoll, Inc.	28,029	669,052
Purple Innovation, Inc.#†	20,242	87,445
Sleep Number Corp.†	7,863	313,419
Snap One Holdings Corp.#†	6,640	77,622
Sonos, Inc.†	47,063	914,434
Traeger, Inc.#†	12,245	48,735
Universal Electronics, Inc.†	4,466	56,808
Vizio Holding Corp., Class A†	25,416	260,514
Xperi, Inc.†	15,372	179,699
		3,438,047
Household Products/Wares — 0.3%
ACCO Brands Corp.	33,925	192,355
Central Garden & Pet Co.†	3,634	147,177
Central Garden & Pet Co., Class A†	14,793	568,495
Helen of Troy, Ltd.†	8,766	987,840
Leafly Holdings, Inc.†	11,248	6,085
Quanex Building Products Corp.	12,209	316,824
WD-40 Co.#	5,037	873,567
		3,092,343
Housewares — 0.0%
Lifetime Brands, Inc.	4,717	37,358
Tupperware Brands Corp.†	16,268	66,699
		104,057
Insurance — 2.4%
Ambac Financial Group, Inc.†	16,324	270,162
American Equity Investment Life Holding Co.	26,110	1,087,482
AMERISAFE, Inc.	7,047	384,343
Argo Group International Holdings, Ltd.	11,713	340,263
BRP Group, Inc., Class A†	22,415	644,207
CNO Financial Group, Inc.	41,861	1,072,479
Crawford & Co., Class A	5,701	31,470
Doma Holdings, Inc.†	51,211	29,190
Donegal Group, Inc., Class A	5,738	88,193
eHealth, Inc.†	9,125	67,160
Employers Holdings, Inc.	10,023	445,121
Enstar Group, Ltd.†	4,145	1,013,494
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Essent Group, Ltd.	38,861	$ 1,669,080
Genworth Financial, Inc., Class A†	182,511	1,137,044
Goosehead Insurance, Inc., Class A†	7,025	327,716
Greenlight Capital Re, Ltd., Class A†	9,638	88,477
HCI Group, Inc.#	2,304	120,960
Hippo Holdings, Inc.#†	6,334	109,008
Horace Mann Educators Corp.	15,159	560,277
Investors Title Co.	479	78,245
Jackson Financial, Inc., Class A	27,588	1,251,944
James River Group Holdings, Ltd.	13,558	326,748
Kinsale Capital Group, Inc.	7,982	2,543,863
Lemonade, Inc.†	17,297	281,941
MBIA, Inc.†	17,709	244,207
Mercury General Corp.	9,868	336,005
National Western Life Group, Inc., Class A	837	225,814
NI Holdings, Inc.†	3,119	43,167
NMI Holdings, Inc., Class A†	30,280	706,735
Palomar Holdings, Inc.†	8,954	537,240
ProAssurance Corp.	19,882	395,453
RLI Corp.	14,400	1,985,904
Root, Inc., Class A#†	2,861	14,334
Safety Insurance Group, Inc.	5,248	423,461
Selective Insurance Group, Inc.	22,008	2,234,472
Selectquote, Inc.#†	49,920	116,813
SiriusPoint, Ltd.†	33,971	241,194
Stewart Information Services Corp.	9,894	420,396
Tiptree, Inc.	9,133	147,041
Trean Insurance Group, Inc.†	8,334	50,754
Trupanion, Inc.#†	14,380	853,884
United Fire Group, Inc.	7,874	224,724
Universal Insurance Holdings, Inc.	9,512	183,867
		23,354,332
Internet — 1.6%
1-800-Flowers.com, Inc., Class A†	9,921	98,218
1stdibs.com, Inc.†	8,729	44,343
aka Brands Holding Corp.†	4,123	5,813
Allbirds, Inc., Class A#†	35,596	101,805
Arena Group Holdings, Inc.†	4,284	33,672
BARK, Inc.†	44,013	59,418
Blade Air Mobility, Inc.†	20,930	97,325
Bumble, Inc., Class A†	31,812	769,214
Cargurus, Inc.†	37,635	641,677
CarParts.com, Inc.†	18,727	117,418
Cars.com, Inc.†	24,396	468,403
Cogent Communications Holdings, Inc.	15,862	1,026,906
ContextLogic, Inc., Class A#†	213,359	103,842
Couchbase, Inc.†	10,431	169,608
DHI Group, Inc.†	15,394	65,271
Edgio, Inc.†	50,632	62,277
ePlus, Inc.†	9,778	529,674
Eventbrite, Inc., Class A†	28,812	252,393
EverQuote, Inc., Class A†	7,368	100,573
Figs, Inc., Class A†	47,027	433,119
Focus Universal, Inc.#†	6,527	32,961
fuboTV, Inc.#†	69,321	132,403
Gambling.com Group, Ltd.†	3,297	32,245
Groupon, Inc.†	8,047	60,433
HealthStream, Inc.†	8,912	228,593
Hims & Hers Health, Inc.#†	44,751	504,344
Innovid Corp.#†	28,199	47,656
Inspirato, Inc.†	7,564	7,791
Lands' End, Inc.†	5,629	42,780

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Liquidity Services, Inc.†	9,004	$ 113,991
Lulu's Fashion Lounge Holdings, Inc.#†	6,138	18,721
Magnite, Inc.†	48,800	543,144
Marqeta, Inc., Class A†	160,095	928,551
MediaAlpha, Inc., Class A†	9,085	137,547
Nerdy, Inc.#†	20,583	51,663
Open Lending Corp., Class A†	38,902	275,426
OptimizeRx Corp.†	6,161	109,974
Overstock.com, Inc.†	15,705	304,206
Perficient, Inc.†	12,600	892,080
Q2 Holdings, Inc.†	20,601	665,000
QuinStreet, Inc.†	18,694	317,237
RealReal, Inc.#†	32,617	44,033
Revolve Group, Inc.†	15,059	407,798
Rover Group, Inc.†	34,552	144,427
RumbleON, Inc., Class B#†	3,867	35,151
Shutterstock, Inc.	8,838	664,794
Solo Brands, Inc., Class A#†	8,103	33,465
Squarespace, Inc., Class A†	11,229	262,871
Stitch Fix, Inc., Class A†	30,848	143,752
TechTarget, Inc.†	9,964	375,942
TrueCar, Inc.†	32,212	75,054
Tucows, Inc., Class A#†	3,654	84,480
Upwork, Inc.†	44,788	507,896
Vacasa, Inc., Class A†	42,633	61,818
Vivid Seats, Inc., Class A#†	9,452	72,497
Yelp, Inc.†	24,947	748,909
Ziff Davis, Inc.†	16,848	1,330,655
		15,621,257
Investment Companies — 0.1%
Cannae Holdings, Inc.†	25,603	578,116
Compass Diversified Holdings	22,835	497,118
		1,075,234
Iron/Steel — 0.6%
ATI, Inc.†	45,773	1,860,672
Carpenter Technology Corp.	17,622	851,671
Commercial Metals Co.	43,103	2,230,580
Haynes International, Inc.	4,508	246,633
Schnitzer Steel Industries, Inc., Class A	9,320	304,671
		5,494,227
Leisure Time — 0.5%
Acushnet Holdings Corp.	12,277	592,488
Bowlero Corp.†	10,890	167,488
Camping World Holdings, Inc., Class A	14,343	327,451
Clarus Corp.#	10,637	105,306
F45 Training Holdings, Inc.#†	13,548	28,044
Johnson Outdoors, Inc., Class A	1,966	127,515
Life Time Group Holdings, Inc.#†	15,503	280,139
Lindblad Expeditions Holdings, Inc.†	12,383	106,246
Malibu Boats, Inc., Class A†	7,504	448,439
Marine Products Corp.	3,066	39,245
MasterCraft Boat Holdings, Inc.†	6,488	219,100
OneSpaWorld Holdings, Ltd.†	24,471	283,619
Topgolf Callaway Brands Corp.†	51,592	1,195,903
Virgin Galactic Holdings, Inc.#†	89,365	512,955
Vista Outdoor, Inc.†	20,605	588,479
Xponential Fitness, Inc., Class A†	6,529	165,771
		5,188,188
Security Description	Shares or Principal Amount	Value

Lodging — 0.2%
Bluegreen Vacations Holding Corp.#	4,352	$ 144,356
Century Casinos, Inc.†	10,050	93,063
Full House Resorts, Inc.†	12,122	117,341
Hilton Grand Vacations, Inc.†	31,676	1,512,212
Marcus Corp.#	8,773	141,157
Sonder Holdings, Inc.†	69,828	71,923
		2,080,052
Machinery-Construction & Mining — 0.4%
Argan, Inc.	4,830	187,694
Astec Industries, Inc.	8,419	379,108
Babcock & Wilcox Enterprises, Inc.†	22,405	145,409
Bloom Energy Corp., Class A†	66,336	1,438,828
Hyster-Yale Materials Handling, Inc.	3,997	155,523
Manitowoc Co., Inc.†	12,797	241,991
NuScale Power Corp.#†	11,558	119,625
Terex Corp.	24,590	1,455,974
Transphorm, Inc.†	8,389	31,710
		4,155,862
Machinery-Diversified — 1.8%
Alamo Group, Inc.	3,710	676,667
Albany International Corp., Class A	11,499	1,160,479
Altra Industrial Motion Corp.	23,973	1,475,059
Applied Industrial Technologies, Inc.	14,117	2,016,755
Cactus, Inc., Class A	21,738	998,861
Chart Industries, Inc.†	15,737	2,100,889
CIRCOR International, Inc.†	6,814	199,446
Columbus McKinnon Corp.	10,331	383,487
CSW Industrials, Inc.	5,391	763,150
DXP Enterprises, Inc.†	5,614	162,301
Eastman Kodak Co.†	21,076	72,923
Gorman-Rupp Co.	8,388	233,690
GrafTech International, Ltd.	71,465	403,777
Hydrofarm Holdings Group, Inc.#†	16,099	30,910
Ichor Holdings, Ltd.†	10,345	340,868
Kadant, Inc.	4,280	918,745
Lindsay Corp.	4,058	610,688
Mueller Water Products, Inc., Class A	57,505	797,594
Sarcos Technology and Robotics Corp.†	40,342	25,415
Tennant Co.	6,833	483,913
Thermon Group Holdings, Inc.†	12,214	323,060
Watts Water Technologies, Inc., Class A	10,092	1,768,421
Zurn Elkay Water Solutions Corp.	45,798	1,053,354
		17,000,452
Media — 0.5%
AMC Networks, Inc., Class A†	11,155	249,426
Audacy, Inc.#†	44,459	9,559
Cumulus Media, Inc., Class A†	6,428	34,840
E.W. Scripps Co., Class A†	21,566	272,163
Gannett Co, Inc.†	53,100	160,893
Gray Television, Inc.	30,270	354,159
iHeartMedia, Inc., Class A†	44,453	322,729
Liberty Latin America, Ltd., Class A†	14,103	124,388
Liberty Latin America, Ltd., Class C†	53,829	472,618
Scholastic Corp.	10,977	500,661
Sinclair Broadcast Group, Inc., Class A	14,778	240,438
TEGNA, Inc.	82,167	1,429,706
Thryv Holdings, Inc.†	9,371	223,405
Urban One, Inc.†	3,053	20,852
Urban One, Inc.†	3,986	19,890

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Value Line, Inc.	341	$ 17,139
WideOpenWest, Inc.†	19,765	216,031
		4,668,897
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	16,856	1,348
Metal Fabricate/Hardware — 0.9%
Fathom Digital Manufacturing C†	3,589	4,271
Helios Technologies, Inc.	11,999	812,812
Hillman Solutions Corp.†	49,630	441,211
Janus International Group, Inc.†	30,117	312,916
Mueller Industries, Inc.	20,633	1,526,223
Northwest Pipe Co.†	3,603	138,715
Olympic Steel, Inc.	3,539	185,797
Omega Flex, Inc.	1,203	140,005
Proto Labs, Inc.†	10,011	314,746
RBC Bearings, Inc.†	10,519	2,417,371
Ryerson Holding Corp.	7,164	257,403
Standex International Corp.	4,401	509,108
TimkenSteel Corp.†	16,315	298,401
Tredegar Corp.	10,024	116,479
Worthington Industries, Inc.	11,590	700,500
Xometry, Inc., Class A†	12,585	382,710
		8,558,668
Mining — 0.7%
5E Advanced Materials, Inc.†	14,174	95,816
Arconic Corp.†	37,431	989,676
Century Aluminum Co.†	19,156	231,213
Coeur Mining, Inc.†	102,733	320,527
Compass Minerals International, Inc.	12,646	487,250
Constellium SE†	46,615	745,374
Dakota Gold Corp.†	19,261	54,123
Energy Fuels, Inc.#†	57,535	386,060
Hecla Mining Co.	204,025	1,050,729
Hycroft Mining Holding Corp.#†	56,436	21,948
Ivanhoe Electric, Inc.†	5,349	80,395
Kaiser Aluminum Corp.	5,840	463,229
Novagold Resources, Inc.†	88,191	492,988
Pan American Silver Corp. CVR#†	171,891	89,383
Piedmont Lithium, Inc.#†	6,403	415,555
PolyMet Mining Corp.†	10,776	26,940
United States Lime & Minerals, Inc.	748	120,652
Uranium Energy Corp.#†	130,137	481,507
Ur-Energy, Inc.#†	77,218	82,623
		6,635,988
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.#†	32,618	63,605
Chase Corp.	2,783	272,567
EnPro Industries, Inc.	7,676	825,170
ESCO Technologies, Inc.	9,503	885,585
Fabrinet†	13,618	1,659,626
Federal Signal Corp.	22,029	1,162,470
Hillenbrand, Inc.	25,549	1,204,380
John Bean Technologies Corp.	11,664	1,293,421
LSB Industries, Inc.†	27,252	370,355
Materion Corp.	7,530	840,950
Myers Industries, Inc.	13,381	345,765
NL Industries, Inc.	3,084	22,421
Park Aerospace Corp.	7,225	118,634
Sight Sciences, Inc.#†	8,033	88,202
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Smith & Wesson Brands, Inc.	16,746	$ 183,201
Sturm Ruger & Co., Inc.	6,358	370,481
Trinity Industries, Inc.	30,298	845,617
		10,552,450
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,144	185,635
Office Furnishings — 0.1%
CompX International, Inc.	587	11,006
HNI Corp.	15,188	474,625
Interface, Inc.	21,176	186,772
Kimball International, Inc., Class B	13,333	92,131
Steelcase, Inc., Class A	32,094	252,580
		1,017,114
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	63,844	277,083
Xerox Holdings Corp.	42,167	695,334
		972,417
Oil & Gas — 3.6%
Amplify Energy Corp.†	13,153	110,222
Battalion Oil Corp.†	925	8,334
Berry Corp.	28,094	264,927
Borr Drilling, Ltd.†	74,301	537,196
California Resources Corp.	27,307	1,152,355
Callon Petroleum Co.†	18,148	703,417
Chord Energy Corp.	15,321	2,062,513
Civitas Resources, Inc.	27,195	1,908,273
CNX Resources Corp.†	65,777	1,009,677
Comstock Resources, Inc.#	33,805	410,393
Crescent Energy Co., Class A#	14,442	166,661
CVR Energy, Inc.	10,905	346,016
Delek US Holdings, Inc.	25,606	644,503
Denbury, Inc.†	18,482	1,540,844
Diamond Offshore Drilling, Inc.†	37,314	443,290
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	16,092	224,483
Empire Petroleum Corp.#†	3,727	48,451
Gulfport Energy Corp.†	4,041	267,191
Helmerich & Payne, Inc.	37,911	1,595,295
HighPeak Energy, Inc.#	2,575	68,881
Kosmos Energy, Ltd.†	166,502	1,310,371
Magnolia Oil & Gas Corp., Class A	64,318	1,405,348
Matador Resources Co.	41,511	2,232,877
Murphy Oil Corp.	54,354	2,120,893
Nabors Industries, Ltd.†	3,342	502,336
Noble Corp. PLC†	31,097	1,296,434
Northern Oil and Gas, Inc.	24,357	756,041
Par Pacific Holdings, Inc.†	18,032	500,929
Patterson-UTI Energy, Inc.	79,110	1,083,807
PBF Energy, Inc., Class A	36,199	1,582,258
Permian Resources Corp.#	76,660	828,695
Ranger Oil Corp., Class A	7,075	293,613
Riley Exploration Permian, Inc.	3,901	119,371
Ring Energy, Inc.#†	34,761	72,998
SandRidge Energy, Inc.†	11,719	170,980
SilverBow Resources, Inc.†	4,327	106,531
Sitio Royalties Corp.	26,174	615,351
SM Energy Co.	44,667	1,318,123
Talos Energy, Inc.†	24,393	434,439
Tellurian, Inc.#†	188,149	280,342
VAALCO Energy, Inc.	39,184	183,773

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valaris, Ltd.†	22,465	$ 1,510,771
Vertex Energy, Inc.#†	19,941	188,841
Vital Energy, Inc.†	6,116	314,301
W&T Offshore, Inc.†	34,862	195,576
Weatherford International PLC†	26,064	1,736,384
		34,674,305
Oil & Gas Services — 1.1%
Archrock, Inc.	49,920	552,614
Aris Water Solution, Inc., Class A#	8,119	114,965
Bristow Group, Inc.†	8,614	234,645
ChampionX Corp.	73,855	2,257,747
DMC Global, Inc.†	6,924	185,356
Dril-Quip, Inc.†	12,357	423,227
Expro Group Holdings NV†	28,587	649,783
Helix Energy Solutions Group, Inc.†	52,737	436,662
Liberty Energy, Inc.	51,327	782,737
National Energy Services Reunited Corp.†	14,066	90,866
Newpark Resources, Inc.†	31,806	140,901
NexTier Oilfield Solutions, Inc.†	64,768	591,332
NOW, Inc.†	40,674	522,661
Oceaneering International, Inc.†	36,882	770,465
Oil States International, Inc.†	23,210	211,907
ProFrac Holding Corp., Class A†	8,630	165,092
ProPetro Holding Corp.†	32,210	283,770
RPC, Inc.	27,415	240,430
Select Energy Services, Inc., Class A	26,329	195,361
Solaris Oilfield Infrastructure, Inc., Class A	11,644	103,981
TETRA Technologies, Inc.†	45,900	163,404
Tidewater, Inc.†	17,173	838,729
US Silica Holdings, Inc.†	27,328	331,762
		10,288,397
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	6,165	237,907
Greif, Inc., Class A	9,168	651,386
Greif, Inc., Class B	1,987	163,490
Karat Packaging, Inc.	2,091	32,411
O-I Glass, Inc.†	57,397	1,275,361
Pactiv Evergreen, Inc.	15,939	172,301
Ranpak Holdings Corp.†	16,022	100,939
TriMas Corp.	15,445	463,196
		3,096,991
Pharmaceuticals — 2.6%
AbCellera Biologics, Inc.#†	76,360	641,424
Aclaris Therapeutics, Inc.†	23,821	296,810
AdaptHealth Corp.†	26,631	425,830
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	20,123	509,313
Alector, Inc.†	22,930	195,822
Alkermes PLC†	60,122	1,607,662
Amneal Pharmaceuticals, Inc.†	37,974	78,226
Amphastar Pharmaceuticals, Inc.†	14,121	449,895
Amylyx Pharmaceuticals, Inc.†	18,593	647,408
Anika Therapeutics, Inc.†	5,375	170,388
Arvinas, Inc.†	17,935	549,708
Beachbody Co., Inc.†	38,592	24,911
BellRing Brands, Inc.†	48,631	1,501,725
Bioxcel Therapeutics, Inc.#†	7,051	225,068
Catalyst Pharmaceuticals, Inc.†	35,773	545,896
Chimerix, Inc.†	31,045	49,051
Coherus Biosciences, Inc.†	27,157	183,853
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.†	12,396	$ 328,866
Corcept Therapeutics, Inc.†	31,855	663,540
Eagle Pharmaceuticals, Inc.†	3,772	105,616
Enanta Pharmaceuticals, Inc.†	7,221	350,219
Foghorn Therapeutics, Inc.†	7,409	42,454
Fulcrum Therapeutics, Inc.#†	16,056	96,978
Gelesis Holdings, Inc.†	6,585	1,778
Harmony Biosciences Holdings, Inc.†	9,669	425,726
Herbalife Nutrition, Ltd.†	36,119	698,903
Heron Therapeutics, Inc.#†	37,946	89,932
Heska Corp.†	3,559	289,809
Ironwood Pharmaceuticals, Inc.†	50,397	567,974
Jounce Therapeutics, Inc.#†	15,536	17,400
KalVista Pharmaceuticals, Inc.†	9,025	66,153
Kura Oncology, Inc.†	23,966	285,675
Lyell Immunopharma, Inc.#†	63,797	137,164
Madrigal Pharmaceuticals, Inc.†	4,694	1,272,121
MannKind Corp.#†	93,860	495,581
Mirum Pharmaceuticals, Inc.†	6,785	159,515
Morphic Holding, Inc.†	9,489	403,472
Nature's Sunshine Products, Inc.†	4,948	53,636
Ocugen, Inc.#†	80,102	79,798
Ocular Therapeutix, Inc.†	28,411	171,602
Option Care Health, Inc.†	57,638	1,767,757
Outlook Therapeutics, Inc.#†	43,677	47,608
Owens & Minor, Inc.†	27,213	417,175
Pacira BioSciences, Inc.†	16,566	705,215
PetIQ, Inc.†	9,996	93,163
Phibro Animal Health Corp., Class A	7,520	118,139
PMV Pharmaceuticals Inc†	13,580	97,912
Prestige Consumer Healthcare, Inc.†	18,366	1,106,551
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	48,209
Prometheus Biosciences, Inc.†	12,829	1,570,141
Protagonist Therapeutics, Inc.†	17,155	278,254
Reata Pharmaceuticals, Inc., Class A#†	10,195	317,778
Relmada Therapeutics, Inc.†	10,099	36,356
Revance Therapeutics, Inc.†	29,770	1,033,019
Senseonics Holdings, Inc.†	174,376	181,351
Seres Therapeutics, Inc.†	25,980	131,199
SIGA Technologies, Inc.	17,368	118,971
Supernus Pharmaceuticals, Inc.†	18,291	687,559
USANA Health Sciences, Inc.†	4,142	251,751
Vanda Pharmaceuticals, Inc.†	20,468	131,814
Vaxcyte, Inc.†	26,443	1,083,370
Xeris Biopharma Holdings, Inc.†	48,818	67,369
Y-mAbs Therapeutics, Inc.†	13,536	51,437
		25,249,000
Pipelines — 0.2%
Equitrans Midstream Corp.	151,615	914,239
Excelerate Energy, Inc., Class A	6,840	147,812
Golar LNG, Ltd.†	37,225	849,847
Kinetik Holdings, Inc.#	6,112	181,832
NextDecade Corp.†	13,340	94,180
		2,187,910
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	2,007	29,423
Real Estate — 0.6%
American Realty Investors, Inc.†	551	13,020
Angel Oak Mtg., Inc.#	4,398	33,073
Anywhere Real Estate, Inc.†	39,587	229,209
Compass, Inc., Class A#†	100,707	363,552

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Cushman & Wakefield PLC†	58,624	$ 758,595
Douglas Elliman, Inc.	27,873	117,624
eXp World Holdings, Inc.#	25,686	310,287
FRP Holdings, Inc.†	2,471	135,040
Kennedy-Wilson Holdings, Inc.	43,551	727,737
Legacy Housing Corp.†	3,226	64,391
Marcus & Millichap, Inc.	9,281	318,988
McGrath RentCorp	8,935	918,875
Newmark Group, Inc., Class A	49,833	399,661
Offerpad Solutions, Inc.#†	25,173	14,308
Radius Global Infrastructure, Inc., Class A†	28,297	385,688
RE/MAX Holdings, Inc., Class A	6,554	121,184
Redfin Corp.#†	39,191	290,405
RMR Group, Inc., Class A	5,643	158,794
St. Joe Co.	12,707	544,241
Stratus Properties, Inc.	2,174	46,328
Transcontinental Realty Investors, Inc.†	463	20,191
		5,971,191
REITS — 6.3%
Acadia Realty Trust	34,352	500,509
AFC Gamma, Inc.	6,014	93,157
Agree Realty Corp.	32,280	2,284,778
Alexander & Baldwin, Inc.	26,712	498,713
Alexander's, Inc.	788	172,501
American Assets Trust, Inc.	18,210	459,438
Apartment Investment & Management Co., Class A	55,230	414,225
Apollo Commercial Real Estate Finance, Inc.	51,887	596,182
Apple Hospitality REIT, Inc.	79,340	1,309,903
Arbor Realty Trust, Inc.#	60,903	918,417
Ares Commercial Real Estate Corp.	18,930	214,098
Armada Hoffler Properties, Inc.	24,747	317,257
ARMOUR Residential REIT, Inc.#	48,510	263,409
Ashford Hospitality Trust, Inc.#†	12,684	62,786
Blackstone Mtg. Trust, Inc., Class A#	62,798	1,329,434
Bluerock Homes Trust, Inc.†	1,413	30,365
Braemar Hotels & Resorts, Inc.	25,241	117,623
Brandywine Realty Trust	62,593	368,673
BrightSpire Capital, Inc.	34,554	255,354
Broadmark Realty Capital, Inc.#	48,014	244,871
Broadstone Net Lease, Inc.	63,822	1,132,840
BRT Apartments Corp.	4,434	93,868
CareTrust REIT, Inc.	35,611	700,468
CBL & Associates Properties, Inc.	9,818	250,850
Centerspace	5,554	347,736
Chatham Lodging Trust	17,677	215,836
Chimera Investment Corp.	85,752	556,530
City Office REIT, Inc.	14,357	121,460
Claros Mtg. Trust, Inc.	33,921	472,859
Clipper Realty, Inc.	4,413	29,346
Community Healthcare Trust, Inc.	8,743	338,704
Corporate Office Properties Trust	41,548	1,056,566
CTO Realty Growth, Inc.#	6,691	117,628
DiamondRock Hospitality Co.	77,352	674,509
Diversified Healthcare Trust	87,710	85,956
Dynex Capital, Inc.	16,809	222,383
Easterly Government Properties, Inc.	33,622	507,692
Ellington Financial, Inc.#	21,235	273,294
Elme Communities	32,239	599,968
Empire State Realty Trust, Inc., Class A	49,064	357,677
Equity Commonwealth	38,648	820,497
Essential Properties Realty Trust, Inc.	51,838	1,335,347
Security Description	Shares or Principal Amount	Value

REITS (continued)
Farmland Partners, Inc.	18,409	$ 197,344
Four Corners Property Trust, Inc.	30,855	837,713
Franklin BSP Realty Trust, Inc.#	30,595	428,636
Franklin Street Properties Corp.	36,413	88,119
Getty Realty Corp.	15,556	534,037
Gladstone Commercial Corp.	14,444	197,594
Gladstone Land Corp.	11,885	209,176
Global Medical REIT, Inc.	22,505	226,400
Global Net Lease, Inc.	38,428	542,603
Granite Point Mtg. Trust, Inc.	19,146	114,685
Hersha Hospitality Trust, Class A	11,582	96,826
Independence Realty Trust, Inc.	82,825	1,498,304
INDUS Realty Trust, Inc.	1,970	131,064
Industrial Logistics Properties Trust	23,962	98,244
Innovative Industrial Properties, Inc.	10,242	905,495
InvenTrust Properties Corp.	24,989	604,484
Invesco Mtg. Capital, Inc.#	13,120	164,394
iStar, Inc.	25,570	196,889
Kite Realty Group Trust	80,349	1,745,180
KKR Real Estate Finance Trust, Inc.	21,060	305,370
Ladder Capital Corp.	41,895	473,413
LTC Properties, Inc.	14,739	527,951
LXP Industrial Trust	100,355	1,046,703
Macerich Co.	79,432	949,212
MFA Financial, Inc.	37,850	405,374
National Health Investors, Inc.	15,402	847,110
Necessity Retail REIT, Inc.	49,281	338,068
NETSTREIT Corp.	20,322	410,301
New York Mtg. Trust, Inc.	136,452	364,327
Nexpoint Real Estate Finance, Inc.#	2,963	53,482
NexPoint Residential Trust, Inc.	8,346	404,197
Office Properties Income Trust	17,674	290,561
One Liberty Properties, Inc.	6,017	136,285
Orchid Island Capital, Inc.#	12,382	140,660
Orion Office REIT, Inc.	21,041	180,111
Outfront Media, Inc.	53,999	942,283
Paramount Group, Inc.	69,062	363,957
Pebblebrook Hotel Trust	47,902	683,562
PennyMac Mtg. Investment Trust	32,805	427,449
Phillips Edison & Co., Inc.	43,205	1,472,858
Physicians Realty Trust	84,065	1,246,684
Piedmont Office Realty Trust, Inc., Class A	45,333	414,797
Plymouth Industrial REIT, Inc.	13,893	300,506
Postal Realty Trust, Inc., Class A#	6,612	96,734
PotlatchDeltic Corp.	29,345	1,354,565
Ready Capital Corp.	26,391	297,163
Redwood Trust, Inc.	41,769	317,862
Retail Opportunity Investments Corp.	44,473	632,851
RLJ Lodging Trust	59,149	670,750
RPT Realty	31,156	333,992
Ryman Hospitality Properties, Inc.	19,846	1,841,113
Sabra Health Care REIT, Inc.	85,121	1,013,791
Safehold, Inc.	9,934	296,828
Saul Centers, Inc.	4,354	171,199
Service Properties Trust	60,571	665,070
SITE Centers Corp.	71,828	960,340
STAG Industrial, Inc.	66,534	2,238,204
Summit Hotel Properties, Inc.	38,629	285,855
Sunstone Hotel Investors, Inc.	78,229	826,881
Tanger Factory Outlet Centers, Inc.	37,395	706,392
Terreno Realty Corp.	29,227	1,818,212
TPG RE Finance Trust, Inc.	25,420	215,816
Two Harbors Investment Corp.	31,851	527,771

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
UMH Properties, Inc.	18,763	$ 319,159
Uniti Group, Inc.	87,513	480,446
Universal Health Realty Income Trust	4,725	250,520
Urban Edge Properties	42,195	649,803
Urstadt Biddle Properties, Inc., Class A	10,851	187,722
Veris Residential, Inc.†	31,765	512,687
Whitestone REIT	17,247	162,984
Xenia Hotels & Resorts, Inc.	42,183	592,249
		60,733,074
Retail — 4.4%
Abercrombie & Fitch Co., Class A†	17,952	527,968
Academy Sports & Outdoors, Inc.	28,591	1,691,158
American Eagle Outfitters, Inc.	56,856	817,021
America's Car-Mart, Inc.†	2,170	184,363
Arko Corp.	30,761	246,703
Asbury Automotive Group, Inc.†	8,169	1,855,180
Aspen Aerogels, Inc.†	11,469	124,439
Beacon Roofing Supply, Inc.†	18,945	1,231,425
Bed Bath & Beyond, Inc.#†	28,331	39,947
Big 5 Sporting Goods Corp.	7,912	69,863
Big Lots, Inc.	10,462	150,130
Biglari Holdings, Inc., Class B†	264	47,467
BJ's Restaurants, Inc.†	8,361	267,552
Bloomin' Brands, Inc.	32,218	840,890
BlueLinx Holdings, Inc.†	3,231	272,664
Boot Barn Holdings, Inc.†	10,884	842,966
Brinker International, Inc.†	16,020	608,760
Buckle, Inc.	11,137	454,278
Build-A-Bear Workshop, Inc.†	4,987	104,478
Caleres, Inc.	12,996	339,326
Cato Corp., Class A	6,683	61,818
Cheesecake Factory, Inc.#	17,875	669,240
Chico's FAS, Inc.†	45,152	259,624
Children's Place, Inc.†	4,671	195,575
Chuy's Holdings, Inc.†	6,607	236,200
Citi Trends, Inc.†	2,988	83,783
Clean Energy Fuels Corp.†	62,512	350,067
Conn's, Inc.†	4,812	41,239
Container Store Group, Inc.†	11,977	52,100
Cracker Barrel Old Country Store, Inc.	8,163	889,440
Dave & Buster's Entertainment, Inc.†	15,836	633,757
Denny's Corp.†	20,537	239,667
Designer Brands, Inc., Class A	18,659	182,672
Destination XL Group, Inc.†	21,164	126,561
Dillard's, Inc., Class A#	1,467	522,853
Dine Brands Global, Inc.	5,450	417,851
Duluth Holdings, Inc., Class B†	4,863	29,227
El Pollo Loco Holdings, Inc.	7,191	86,076
EVgo, Inc.#†	25,059	148,600
Express, Inc.#†	23,688	24,162
First Watch Restaurant Group, Inc.†	5,573	85,155
FirstCash Holdings, Inc.	13,891	1,225,881
Foot Locker, Inc.	29,750	1,300,670
Franchise Group, Inc.#	9,613	267,338
Genesco, Inc.†	4,625	207,986
GMS, Inc.†	15,715	954,058
Group 1 Automotive, Inc.	5,208	1,151,333
GrowGeneration Corp.#†	21,166	89,638
Guess?, Inc.	11,435	240,592
Haverty Furniture Cos., Inc.	5,368	202,588
Hibbett, Inc.	4,677	336,417
Security Description	Shares or Principal Amount	Value

Retail (continued)
Jack in the Box, Inc.	7,809	$ 612,226
JOANN, Inc.#	4,065	14,756
Kura Sushi USA, Inc., Class A†	1,705	106,767
La-Z-Boy, Inc.	15,852	513,288
LL Flooring Holdings, Inc.†	10,622	53,641
MarineMax, Inc.†	7,798	261,857
Movado Group, Inc.	5,696	197,195
Murphy USA, Inc.	7,714	1,967,764
National Vision Holdings, Inc.†	28,932	1,080,899
Noodles & Co.†	15,080	88,067
Nu Skin Enterprises, Inc., Class A	18,125	722,100
ODP Corp.†	14,761	668,378
ONE Group Hospitality, Inc.†	8,321	70,728
OneWater Marine, Inc., Class A#†	4,157	115,648
Papa John's International, Inc.	12,029	1,009,835
Patrick Industries, Inc.	7,977	581,124
PC Connection, Inc.	4,148	181,682
PetMed Express, Inc.#	7,442	139,761
Portillo's, Inc., Class A†	10,265	233,221
PriceSmart, Inc.	9,074	632,639
Qurate Retail, Inc., Series A†	129,109	272,420
Rite Aid Corp.#†	20,441	78,902
Rush Enterprises, Inc., Class A	15,353	870,208
Rush Enterprises, Inc., Class B	2,418	145,032
Ruth's Hospitality Group, Inc.	11,647	217,217
Sally Beauty Holdings, Inc.†	39,495	635,475
Shake Shack, Inc., Class A†	13,828	771,464
Shoe Carnival, Inc.	6,364	167,691
Signet Jewelers, Ltd.	16,887	1,209,447
Sonic Automotive, Inc., Class A	6,626	376,953
Sportsman's Warehouse Holdings, Inc.†	14,199	127,649
Sweetgreen, Inc., Class A†	32,717	285,292
Texas Roadhouse, Inc.	24,727	2,510,780
Tile Shop Holdings, Inc.#†	11,424	62,375
Tilly's, Inc., Class A†	8,337	72,365
TravelCenters of America, Inc.†	4,655	392,649
Volta, Inc.†	45,539	39,068
Warby Parker, Inc., Class A†	30,778	400,422
Wingstop, Inc.	11,055	1,883,219
Winmark Corp.	1,037	302,804
World Fuel Services Corp.	22,612	620,699
Zumiez, Inc.†	5,769	134,187
		42,856,640
Savings & Loans — 0.9%
Axos Financial, Inc.†	21,135	1,001,588
Banc of California, Inc.	19,433	341,049
Berkshire Hills Bancorp, Inc.	16,011	465,280
Brookline Bancorp, Inc.	33,833	438,476
Capitol Federal Financial, Inc.	47,947	402,275
Flushing Financial Corp.	10,484	204,019
Greene County Bancorp, Inc.	1,248	70,262
Hingham Institution for Savings	538	153,168
Home Bancorp, Inc.	2,694	106,548
HomeTrust Bancshares, Inc.	5,244	153,492
Northfield Bancorp, Inc.	15,746	231,624
Northwest Bancshares, Inc.	44,808	619,246
OceanFirst Financial Corp.	21,406	507,750
Pacific Premier Bancorp, Inc.	34,576	1,120,954
Provident Financial Services, Inc.	26,964	629,609
Southern Missouri Bancorp, Inc.	2,899	134,166
Washington Federal, Inc.	23,899	838,138

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
WaterStone Financial, Inc.	6,976	$ 112,314
WSFS Financial Corp.	22,598	1,127,866
		8,657,824
Semiconductors — 2.5%
ACM Research, Inc., Class A†	17,679	183,508
Alpha & Omega Semiconductor, Ltd.†	8,121	216,912
Ambarella, Inc.†	13,434	1,266,960
Amkor Technology, Inc.	37,425	964,068
Arteris, Inc.†	6,547	43,014
Atomera, Inc.#†	7,605	50,421
Axcelis Technologies, Inc.†	12,050	1,548,907
AXT, Inc.†	15,172	66,302
CEVA, Inc.†	8,425	265,893
Cohu, Inc.†	17,349	645,383
Diodes, Inc.†	16,416	1,505,183
FormFactor, Inc.†	28,433	855,833
Impinj, Inc.†	7,914	1,049,555
Kulicke & Soffa Industries, Inc.	21,050	1,121,965
MACOM Technology Solutions Holdings, Inc.†	18,641	1,277,654
MaxLinear, Inc.†	26,823	917,615
Onto Innovation, Inc.†	18,282	1,507,716
Ouster, Inc.†	116,663	139,996
Photronics, Inc.†	22,101	389,420
Power Integrations, Inc.	20,914	1,720,176
Rambus, Inc.†	39,416	1,743,370
Semtech Corp.†	23,340	719,105
Silicon Laboratories, Inc.†	12,179	2,174,317
SiTime Corp.†	5,976	741,920
SkyWater Technology, Inc.#†	4,158	54,595
SMART Global Holdings, Inc.†	17,697	295,540
Synaptics, Inc.†	14,630	1,720,634
Ultra Clean Holdings, Inc.†	16,653	530,565
Veeco Instruments, Inc.†	18,708	397,919
		24,114,446
Software — 4.8%
8x8, Inc.#†	41,037	218,317
ACI Worldwide, Inc.†	41,347	1,068,820
ACV Auctions, Inc., Class A†	43,452	531,852
Adeia, Inc.	38,430	378,920
Agilysys, Inc.†	7,307	583,902
Alignment Healthcare, Inc.†	36,268	360,504
Alkami Technology, Inc.†	13,372	205,394
Altair Engineering, Inc., Class A†	19,165	1,227,710
American Software, Inc., Class A	11,591	156,942
Amplitude, Inc., Class A†	20,619	272,171
Apollo Medical Holdings, Inc.†	14,354	500,955
Appfolio, Inc., Class A†	7,148	943,965
Appian Corp., Class A†	14,762	611,885
Asana, Inc., Class A†	27,156	401,637
AvePoint, Inc.#†	48,218	241,090
Avid Technology, Inc.†	12,827	372,753
AvidXchange Holdings, Inc.†	54,056	537,857
Bandwidth, Inc., Class A†	8,550	135,945
BigCommerce Holdings, Inc., Series 1†	23,976	228,252
Blackbaud, Inc.†	17,127	953,803
Blackline, Inc.†	20,369	1,392,425
Blend Labs, Inc., Class A†	69,801	110,286
Box, Inc., Class A†	51,564	1,719,659
Brightcove, Inc.†	15,362	82,494
C3.ai, Inc., Class A#†	21,595	487,615
Security Description	Shares or Principal Amount	Value

Software (continued)
Cardlytics, Inc.#†	11,775	$ 64,174
Cerence, Inc.†	14,491	396,764
Clear Secure, Inc., Class A	22,943	705,268
CommVault Systems, Inc.†	16,417	966,633
Computer Programs & Systems, Inc.†	5,170	155,152
Consensus Cloud Solutions, Inc.†	6,931	284,448
CS Disco, Inc.†	8,313	58,191
CSG Systems International, Inc.	11,466	644,389
Cvent Holding Corp.†	16,690	121,169
Daily Journal Corp.†	446	135,441
Digi International, Inc.†	12,601	420,495
Digimarc Corp.#†	5,041	102,786
Digital Turbine, Inc.†	34,625	371,873
DigitalOcean Holdings, Inc.†	25,720	822,526
Domo, Inc., Class B†	11,405	175,295
Donnelley Financial Solutions, Inc.†	9,345	395,387
Duck Creek Technologies, Inc.†	28,480	539,411
Duolingo, Inc.†	8,681	788,148
E2open Parent Holdings, Inc.†	73,464	455,477
Ebix, Inc.	9,719	168,916
eGain Corp.†	7,775	60,723
Enfusion, Inc., Class A#†	9,879	105,903
EngageSmart, Inc.†	13,096	275,540
Envestnet, Inc.†	20,272	1,267,203
Everbridge, Inc.†	14,754	482,161
EverCommerce, Inc.†	8,798	87,980
Evolent Health, Inc., Class A†	30,229	1,058,317
Faraday Future Intelligent Electric, Inc.#†	76,492	40,694
Fastly, Inc., Class A†	41,860	581,435
ForgeRock, Inc., Class A#†	14,048	287,141
Health Catalyst, Inc.†	20,225	282,341
HireRight Holdings Corp.†	7,818	86,154
IBEX Holdings, Ltd.†	3,298	92,179
Inspired Entertainment, Inc.†	7,857	124,219
Instructure Holdings, Inc.†	6,380	164,413
Intapp, Inc.†	5,311	210,209
IonQ, Inc.#†	43,814	207,678
Kaleyra, Inc.†	11,609	9,909
Latch, Inc.#†	40,075	31,659
LivePerson, Inc.†	25,939	262,503
LiveVox Holdings, Inc.#†	8,337	19,008
Loyalty Ventures, Inc.#†	7,396	13,017
Matterport, Inc.†	82,629	252,018
MeridianLink, Inc.†	8,476	133,582
MicroStrategy, Inc., Class A#†	3,470	910,077
Model N, Inc.†	13,519	448,831
Momentive Global, Inc.†	48,053	331,566
N-able, Inc.†	25,142	297,681
NextGen Healthcare, Inc.†	20,876	378,064
Nutex Health, Inc.†	92,402	126,591
Olo, Inc., Class A†	33,159	262,951
ON24, Inc.†	15,340	147,878
Outbrain, Inc.#†	13,440	59,405
Outset Medical, Inc.†	17,865	407,501
PagerDuty, Inc.†	31,886	952,116
PDF Solutions, Inc.†	11,088	415,135
Pear Therapeutics, Inc.#†	25,268	24,960
Phreesia, Inc.†	18,314	673,955
Playstudios, Inc.†	29,220	108,698
Porch Group, Inc.#†	30,215	75,538
PowerSchool Holdings, Inc., Class A†	16,816	385,927
Privia Health Group, Inc.†	16,892	471,794
Progress Software Corp.	15,838	909,735

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PROS Holdings, Inc.†	15,102	$ 394,011
PubMatic, Inc., Class A#†	15,924	241,726
Rackspace Technology, Inc.†	21,237	49,907
Red Violet, Inc.†	3,589	73,108
Sapiens International Corp. NV	11,823	243,790
Schrodinger, Inc.†	19,899	432,405
Sharecare, Inc.†	109,918	257,208
Simulations Plus, Inc.	5,759	219,072
Skillsoft Corp.#†	29,931	46,692
Skillz, Inc.#†	115,880	72,483
SolarWinds Corp.†	17,806	151,707
Sprout Social, Inc., Class A†	17,253	1,052,088
SPS Commerce, Inc.†	13,374	2,014,659
Sumo Logic, Inc.†	42,831	508,404
Upland Software, Inc.†	10,899	63,105
Veradigm, Inc.†	39,730	659,915
Verint Systems, Inc.†	23,463	877,047
Veritone, Inc.†	11,534	81,776
Verra Mobility Corp.†	51,697	890,739
Viant Technology, Inc., Class A†	5,306	20,853
Vimeo, Inc.†	52,790	202,186
Weave Communications, Inc.†	11,644	60,199
WM Technology, Inc.#†	27,954	30,889
Workiva, Inc.†	17,581	1,568,225
Yext, Inc.†	41,990	308,207
Zeta Global Holdings Corp., Class A†	40,958	434,564
Zuora, Inc., Class A†	45,810	388,011
		46,364,461
Telecommunications — 1.6%
A10 Networks, Inc.	23,542	358,309
ADTRAN Holdings, Inc.	28,287	493,608
Anterix, Inc.†	6,787	204,967
ATN International, Inc.	4,033	169,588
Aviat Networks, Inc.†	4,127	146,632
Calix, Inc.†	21,202	1,084,482
Cambium Networks Corp.†	4,235	84,996
Casa Systems, Inc.†	13,041	47,208
Clearfield, Inc.†	4,263	267,248
CommScope Holding Co., Inc.†	75,632	547,576
Consolidated Communications Holdings, Inc.†	27,392	82,998
Credo Technology Group Holding, Ltd.†	35,549	377,175
Cyxtera Technologies, Inc.†	13,604	30,473
DigitalBridge Group, Inc.	58,249	714,715
DZS, Inc.†	6,493	68,826
EchoStar Corp., Class A†	12,396	247,424
Extreme Networks, Inc.†	47,275	884,988
Globalstar, Inc.#†	252,267	322,902
Gogo, Inc.†	18,242	300,263
Harmonic, Inc.†	33,941	447,682
IDT Corp., Class B†	5,720	173,945
Infinera Corp.#†	71,277	503,928
Inseego Corp.†	31,773	28,453
InterDigital, Inc.	10,950	799,241
Iridium Communications, Inc.†	46,107	2,829,587
KORE Group Holdings, Inc.#†	15,530	26,712
Maxar Technologies, Inc.	27,122	1,396,783
NETGEAR, Inc.†	10,442	189,000
Ondas Holdings, Inc.#†	13,120	24,666
Ooma, Inc.†	8,446	110,558
Planet Labs PBC#†	57,333	264,305
Preformed Line Products Co.	922	82,210
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Ribbon Communications, Inc.†	26,662	$ 118,913
Shenandoah Telecommunications Co.	17,859	348,608
Telephone & Data Systems, Inc.	37,185	471,878
Terran Orbital Corp.#†	15,164	40,336
United States Cellular Corp.†	5,418	130,736
Viavi Solutions, Inc.†	83,929	918,183
		15,340,102
Textiles — 0.1%
UniFirst Corp.	5,521	1,082,834
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	11,737	126,877
Vinco Ventures, Inc.†	86,554	42,420
		169,297
Transportation — 1.8%
Air Transport Services Group, Inc.†	21,310	446,018
ArcBest Corp.	9,017	867,435
Ardmore Shipping Corp.	15,075	273,611
Atlas Air Worldwide Holdings, Inc.†	10,328	1,041,166
Costamare, Inc.	19,480	204,540
Covenant Logistics Group, Inc.	3,431	118,884
CryoPort, Inc.#†	16,297	352,993
Daseke, Inc.†	14,859	121,101
DHT Holdings, Inc.	50,507	584,366
Dorian LPG, Ltd.	11,325	248,584
Eagle Bulk Shipping, Inc.#	4,949	323,021
FLEX LNG, Ltd.	10,515	364,765
Forward Air Corp.	9,914	1,023,224
Frontline PLC	45,985	868,197
Genco Shipping & Trading, Ltd.	13,520	257,556
Golden Ocean Group, Ltd.#	45,270	469,903
Heartland Express, Inc.	17,227	277,872
Hub Group, Inc., Class A†	11,903	1,091,862
International Seaways, Inc.	17,957	923,708
Marten Transport, Ltd.	21,505	474,615
Matson, Inc.	13,778	916,375
Nordic American Tankers, Ltd.	75,694	335,325
P.A.M. Transportation Services, Inc.†	2,431	70,499
Radiant Logistics, Inc.†	13,655	77,560
Safe Bulkers, Inc.#	26,405	99,019
Saia, Inc.†	9,795	2,653,172
Scorpio Tankers, Inc.	17,345	1,046,944
SFL Corp., Ltd.	42,355	437,104
Teekay Corp.†	25,439	158,739
Teekay Tankers, Ltd., Class A†	8,429	380,569
Universal Logistics Holdings, Inc.	2,649	78,675
Werner Enterprises, Inc.	23,366	1,085,351
		17,672,753
Trucking & Leasing — 0.2%
GATX Corp.	12,947	1,412,388
Greenbrier Cos., Inc.	11,741	377,004
		1,789,392
Water — 0.4%
American States Water Co.	13,613	1,215,641
Artesian Resources Corp., Class A	3,030	170,680
California Water Service Group	20,012	1,145,487
Global Water Resources, Inc.	5,018	66,238
Middlesex Water Co.	6,403	489,829

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water (continued)
SJW Group	9,962	$ 761,495
York Water Co.	5,231	227,444
		4,076,814
Total Common Stocks (cost $777,280,364)		898,615,930
WARRANTS — 0.0%
Aerospace/Defense — 0.0%
Triumph Group, Inc. Expires 12/19/2023†	7,111	5,405
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	37,308
Chord Energy Corp. Expires 09/01/2025†	1,151	17,265
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	35,885
(cost $0)		90,458
Total Warrants (cost $191)		95,863
Total Long-Term Investment Securities (cost $777,280,555)		898,711,793
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(2)(3)	27,010,828	27,010,828
U.S. Government — 0.5%
United States Treasury Bills
3.09%, 08/10/2023(4)	$ 2,500,000	2,445,901
3.96%, 10/05/2023(4)	100,000	97,177
4.45%, 11/30/2023(4)	250,000	241,014
4.62%, 07/20/2023(4)	2,200,000	2,159,058
		4,943,150
Total Short-Term Investments (cost $31,975,352)		31,953,978
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 6.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $61,246,379 and collateralized by $51,128,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $62,469,031 (cost $61,244,066)	$61,244,066	$ 61,244,066
TOTAL INVESTMENTS (cost $870,499,973)	102.6%	991,909,837
Other assets less liabilities	(2.6)	(25,468,111)
NET ASSETS	100.0%	$966,441,726
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2023.
(3)	At February 28, 2023, the Fund had loaned securities with a total value of $36,113,067. This was secured by collateral of $27,010,828, which was received in cash and subsequently invested in short-term investments currently valued at $27,010,828 as reported in the Portfolio of Investments. Additional collateral of $10,446,834 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$16,868
United States Treasury Bills	0.00%	03/02/2023 to 12/28/2023	1,680,591
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	8,749,375
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
700	Long	E-Mini Russell 2000 Index	March 2023	$64,809,302	$66,468,500	$1,659,198
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$59,395,075	$—	$754	$59,395,829
Medical - Biomedical/Gene	—	—	1,348	1,348
Oil & Gas	34,674,305	—	0	34,674,305
Pharmaceuticals	25,200,791	—	48,209	25,249,000
Therapeutics	—	—	0	0
Other Industries	779,295,448	—	—	779,295,448
Warrants	95,863	—	—	95,863
Short-Term Investments:
U.S. Government	—	4,943,150	—	4,943,150
Other Short-Term Investments	27,010,828	—	—	27,010,828
Repurchase Agreements	—	61,244,066	—	61,244,066
Total Investments at Value	$925,672,310	$66,187,216	$50,311	$991,909,837
Other Financial Instruments:†
Futures Contracts	$1,659,198	$—	$—	$1,659,198
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.8%
Apparel — 0.8%
Delta Apparel, Inc.†	25,888	$ 332,619
Levi Strauss & Co., Class A#	10,482	188,047
Steven Madden, Ltd.	32,563	1,182,037
		1,702,703
Auto Parts & Equipment — 1.5%
Douglas Dynamics, Inc.	76,668	2,858,950
Holley, Inc.#†	240,018	523,239
		3,382,189
Banks — 7.3%
Associated Banc-Corp	85,840	1,987,196
CVB Financial Corp.	26,261	628,426
First Hawaiian, Inc.	42,424	1,160,296
Hancock Whitney Corp.	52,514	2,579,488
Renasant Corp.	46,960	1,689,621
SouthState Corp.	28,762	2,320,518
UMB Financial Corp.	60,281	5,465,075
		15,830,620
Beverages — 0.9%
Primo Water Corp.	128,056	1,982,307
Building Materials — 6.2%
Eagle Materials, Inc.	42,280	5,932,730
Griffon Corp.	58,264	2,124,888
JELD-WEN Holding, Inc.†	21,587	283,869
MDU Resources Group, Inc.	7,352	234,161
Simpson Manufacturing Co., Inc.	24,620	2,655,513
UFP Industries, Inc.	25,761	2,203,338
		13,434,499
Chemicals — 10.8%
Avient Corp.	137,003	5,977,441
Diversey Holdings, Ltd.†	73,715	435,656
Ecovyst, Inc.†	161,199	1,618,438
Element Solutions, Inc.	20,416	419,345
Innospec, Inc.	69,233	7,578,244
Mativ Holdings, Inc.	128,366	3,325,963
Minerals Technologies, Inc.	11,682	709,681
NewMarket Corp.	10,137	3,482,059
		23,546,827
Commercial Services — 6.0%
AMN Healthcare Services, Inc.†	2,168	195,142
API Group Corp.†	127,138	2,986,472
CBIZ, Inc.†	42,039	2,105,734
Custom Truck One Source, Inc.#†	188,860	1,367,346
Ennis, Inc.	53,493	1,163,473
Euronet Worldwide, Inc.†	5,972	650,052
GXO Logistics, Inc.†	15,562	771,408
Korn Ferry	43,746	2,444,964
Matthews International Corp., Class A	9,950	379,692
Viad Corp.†	43,950	1,129,954
		13,194,237
Computers — 2.4%
Kyndryl Holdings, Inc.†	119,891	1,881,090
Maximus, Inc.	23,700	1,945,296
Parsons Corp.†	28,963	1,304,204
		5,130,590
Diversified Financial Services — 1.0%
Air Lease Corp.	40,552	1,755,091
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
GlassBridge Enterprises, Inc.†	292	$ 2,631
Westwood Holdings Group, Inc.	26,724	343,403
		2,101,125
Electric — 0.7%
Hawaiian Electric Industries, Inc.	40,295	1,629,933
Electrical Components & Equipment — 1.8%
Belden, Inc.	47,751	4,029,229
Electronics — 1.0%
Atkore, Inc.†	14,426	2,106,485
Energy-Alternate Sources — 0.1%
Alto Ingredients, Inc.†	76,366	222,989
Environmental Control — 0.1%
Harsco Corp.†	33,897	286,769
Food — 4.4%
J&J Snack Foods Corp.	42,282	5,970,641
Nomad Foods, Ltd.†	150,763	2,701,673
Tootsie Roll Industries, Inc.	21,440	944,003
		9,616,317
Hand/Machine Tools — 2.9%
Franklin Electric Co., Inc.	65,953	6,303,128
Healthcare-Products — 2.5%
Azenta, Inc.†	43,589	1,913,121
Enovis Corp.†	16,767	966,115
Patterson Cos., Inc.	49,531	1,313,562
Varex Imaging Corp.†	71,599	1,266,586
		5,459,384
Household Products/Wares — 6.2%
ACCO Brands Corp.	159,364	903,594
Central Garden & Pet Co.†	36,118	1,462,779
Central Garden & Pet Co., Class A†	51,269	1,970,268
Helen of Troy, Ltd.†	21,215	2,390,718
Quanex Building Products Corp.	113,659	2,949,451
Spectrum Brands Holdings, Inc.	61,105	3,911,942
		13,588,752
Housewares — 0.1%
Tupperware Brands Corp.†	53,736	220,318
Insurance — 5.8%
Doma Holdings, Inc.#†	36,452	20,778
Enstar Group, Ltd.†	13,207	3,229,243
Hanover Insurance Group, Inc.	22,844	3,186,281
Jackson Financial, Inc., Class A	45,586	2,068,693
National Western Life Group, Inc., Class A	2,715	732,480
ProAssurance Corp.	51,365	1,021,650
Stewart Information Services Corp.	55,046	2,338,904
		12,598,029
Investment Companies — 1.1%
MidCap Financial Investment Corp.#	82,596	1,044,013
New Mountain Finance Corp.#	106,244	1,345,049
		2,389,062
Machinery-Construction & Mining — 0.2%
Babcock & Wilcox Enterprises, Inc.†	55,541	360,461
Machinery-Diversified — 4.7%
Alamo Group, Inc.	8,719	1,590,258
Columbus McKinnon Corp.	36,683	1,361,673

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
CSW Industrials, Inc.	34,701	$ 4,912,274
Kadant, Inc.	11,230	2,410,632
		10,274,837
Media — 0.5%
DallasNews Corp.	18,100	81,631
Thryv Holdings, Inc.†	39,241	935,505
		1,017,136
Metal Fabricate/Hardware — 5.8%
Hillman Solutions Corp.†	248,062	2,205,271
Janus International Group, Inc.†	105,800	1,099,262
Mayville Engineering Co., Inc.†	65,538	1,063,027
Mueller Industries, Inc.	111,434	8,242,773
NN, Inc.†	31,506	57,971
		12,668,304
Miscellaneous Manufacturing — 1.4%
Hillenbrand, Inc.	27,904	1,315,395
Myers Industries, Inc.	68,581	1,772,133
		3,087,528
Oil & Gas — 5.4%
Berry Corp.	88,143	831,189
Callon Petroleum Co.†	20,248	784,812
Chord Energy Corp.	14,782	1,989,953
Magnolia Oil & Gas Corp., Class A	101,552	2,218,911
Northern Oil and Gas, Inc.	37,813	1,173,716
Patterson-UTI Energy, Inc.	193,626	2,652,676
Southwestern Energy Co.†	393,748	2,086,864
		11,738,121
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	295,055
Liberty Energy, Inc.	67,617	1,031,159
		1,326,214
Packaging & Containers — 2.7%
Silgan Holdings, Inc.	60,756	3,244,370
TriMas Corp.	87,990	2,638,820
		5,883,190
Pharmaceuticals — 1.8%
Owens & Minor, Inc.†	48,508	743,628
Perrigo Co. PLC	15,106	569,345
Premier, Inc., Class A	29,982	965,121
Prestige Consumer Healthcare, Inc.†	27,637	1,665,129
		3,943,223
REITS — 3.9%
AGNC Investment Corp.#	180,416	1,961,122
Apollo Commercial Real Estate Finance, Inc.#	101,864	1,170,417
Elme Communities	62,884	1,170,271
Kilroy Realty Corp.	7,599	273,716
New York Mtg. Trust, Inc.#	486,393	1,298,669
Two Harbors Investment Corp.	164,722	2,729,444
		8,603,639
Security Description	Shares or Principal Amount	Value

Retail — 3.0%
Denny's Corp.†	186,743	$ 2,179,291
Dine Brands Global, Inc.	37,926	2,907,786
Jack in the Box, Inc.	18,310	1,435,504
		6,522,581
Software — 1.0%
Concentrix Corp.	7,445	1,018,774
E2open Parent Holdings, Inc.†	150,559	933,466
Synchronoss Technologies, Inc.†	185,801	198,807
		2,151,047
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Telecommunications — 0.1%
AST SpaceMobile, Inc.#†	42,788	275,555
Transportation — 1.1%
Nordic American Tankers, Ltd.	131,737	583,595
Werner Enterprises, Inc.	37,397	1,737,091
		2,320,686
Total Long-Term Investment Securities (cost $185,726,659)		208,928,014
SHORT-TERM INVESTMENTS — 4.9%
Unaffiliated Investment Companies — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(2)	8,950,328	8,950,328
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(2)(3)	1,730,061	1,730,061
Total Short-Term Investments (cost $10,680,389)		10,680,389
TOTAL INVESTMENTS (cost $196,407,048)	100.7%	219,608,403
Other assets less liabilities	(0.7)	(1,480,251)
NET ASSETS	100.0%	$218,128,152
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2023.
(3)	At February 28, 2023, the Fund had loaned securities with a total value of $4,481,707. This was secured by collateral of $1,730,061, which was received in cash and subsequently invested in short-term investments currently valued at $1,730,061 as reported in the Portfolio of Investments. Additional collateral of $2,936,827 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$43,217
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	21,334
United States Treasury Notes/Bonds	0.13% to 6.13%	06/30/2023 to 05/15/2052	2,872,276

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$—	$—	$0	$0
Other Industries	208,928,014	—	—	208,928,014
Short-Term Investments	10,680,389	—	—	10,680,389
Total Investments at Value	$219,608,403	$—	$0	$219,608,403
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.2%
Entravision Communications Corp., Class A	143,704	$ 942,698
Agriculture — 0.6%
Andersons, Inc.	31,924	1,456,692
Darling Ingredients, Inc.†	22,937	1,451,224
		2,907,916
Airlines — 0.2%
Hawaiian Holdings, Inc.†	24,561	275,083
SkyWest, Inc.†	45,442	866,579
		1,141,662
Apparel — 0.1%
Wolverine World Wide, Inc.	17,977	301,115
Auto Parts & Equipment — 0.5%
Adient PLC†	23,741	1,014,216
American Axle & Manufacturing Holdings, Inc.†	19,300	169,840
Dana, Inc.	23,807	377,103
Goodyear Tire & Rubber Co.†	94,570	1,074,315
		2,635,474
Banks — 15.8%
1st Source Corp.	1,320	65,762
American National Bankshares, Inc.	2,549	85,774
Ameris Bancorp	65,992	3,159,037
Associated Banc-Corp	25,449	589,144
Atlantic Union Bankshares Corp.	65,763	2,463,482
Bancorp, Inc.†	10,370	358,698
Bank of N.T. Butterfield & Son, Ltd.	50,781	1,835,733
Banner Corp.	26,300	1,656,374
BayCom Corp.	3,673	75,407
Bridgewater Bancshares, Inc.†	16,993	249,967
Business First Bancshares, Inc.	39,389	820,867
Byline Bancorp, Inc.	71,507	1,762,648
Cadence Bank	5,492	145,868
Capital Bancorp, Inc.	3,765	76,467
Capital City Bank Group, Inc.	15,761	562,195
Capstar Financial Holdings, Inc.	28,153	487,047
Cathay General Bancorp	12,302	528,002
Central Pacific Financial Corp.	20,857	467,822
Civista Bancshares, Inc.	6,887	146,900
Colony Bankcorp, Inc.	2,320	29,162
Columbia Banking System, Inc.	35,581	1,057,823
Community Trust Bancorp, Inc.	9,234	394,753
ConnectOne Bancorp, Inc.	96,377	2,337,142
CrossFirst Bankshares, Inc.†	3,483	49,284
Customers Bancorp, Inc.†	37,405	1,152,074
CVB Financial Corp.	103,070	2,466,465
Eastern Bankshares, Inc.	62,909	986,413
Enterprise Financial Services Corp.	43,806	2,385,675
Equity Bancshares, Inc., Class A	7,559	227,224
Esquire Financial Holdings, Inc.	1,224	56,292
FB Financial Corp.	12,440	468,864
Financial Institutions, Inc.	12,451	310,777
First Bancorp	4,451	184,672
First BanCorp/Puerto Rico	128,472	1,864,129
First Bancshares, Inc.	7,959	249,196
First Business Financial Services, Inc.	1,239	43,885
First Citizens BancShares, Inc., Class A	1,425	1,045,608
First Commonwealth Financial Corp.	96,165	1,539,602
First Financial Corp.	27,383	1,203,483
First Foundation, Inc.	35,572	536,070
First Horizon Corp.	15,380	380,963
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Internet Bancorp	17,042	$ 460,304
First Interstate BancSystem, Inc., Class A	37,333	1,326,815
First Merchants Corp.	35,740	1,462,481
FNB Corp.	21,496	306,748
Glacier Bancorp, Inc.	3,566	168,957
Hancock Whitney Corp.	86,579	4,252,760
HBT Financial, Inc.	7,036	159,858
Heritage Commerce Corp.	74,557	902,885
Home BancShares, Inc.	49,458	1,191,938
Horizon Bancorp, Inc.	11,435	174,041
Independent Bank Corp.	10,639	847,715
Independent Bank Corp.	13,285	292,934
Kearny Financial Corp.	58,479	587,129
Mercantile Bank Corp.	3,219	111,345
Merchants Bancorp	52,038	1,574,149
Metropolitan Bank Holding Corp.†	3,721	207,669
Mid Penn Bancorp, Inc.	6,126	187,456
Midland States Bancorp, Inc.	17,588	457,991
MVB Financial Corp.	4,645	126,762
National Bank Holdings Corp., Class A	22,450	909,000
Nicolet Bankshares, Inc.†	1,995	148,548
Northeast Bank	1,160	51,133
OFG Bancorp	149,235	4,539,729
Old National Bancorp	311,556	5,505,194
Old Second Bancorp, Inc.	120,971	2,005,699
Origin Bancorp, Inc.	8,694	329,590
Orrstown Financial Services, Inc.	9,972	229,356
Peapack-Gladstone Financial Corp.	47,374	1,759,944
Peoples Bancorp, Inc.	3,272	101,792
Pinnacle Financial Partners, Inc.	9,975	739,048
Preferred Bank	1,463	102,995
Premier Financial Corp.	12,786	317,349
QCR Holdings, Inc.	26,147	1,398,603
Republic Bancorp, Inc., Class A	5,231	232,779
Sandy Spring Bancorp, Inc.	3,166	104,320
Shore Bancshares, Inc.	2,964	50,566
Sierra Bancorp	11,884	240,176
SmartFinancial, Inc.	15,002	409,555
South Plains Financial, Inc.	3,595	94,513
SouthState Corp.	57,308	4,623,609
Towne Bank	5,001	151,680
TriCo Bancshares	18,677	943,375
UMB Financial Corp.	5,520	500,443
United Community Banks, Inc.	8,669	287,031
Univest Financial Corp.	9,171	258,622
Veritex Holdings, Inc.	109,923	2,930,547
WesBanco, Inc.	10,917	394,650
Western Alliance Bancorp	17,304	1,284,649
Wintrust Financial Corp.	28,312	2,608,385
		82,559,567
Beverages — 0.2%
Primo Water Corp.	80,250	1,242,270
Biotechnology — 6.5%
2seventy bio, Inc.†	21,535	290,507
Akero Therapeutics, Inc.†	9,437	429,478
Allogene Therapeutics, Inc.#†	40,115	254,730
Allovir, Inc.#†	77,366	522,221
ANI Pharmaceuticals, Inc.†	9,108	381,079
Arcellx, Inc.†	64,870	1,817,009
Arcus Biosciences, Inc.†	74,614	1,358,721
Avidity Biosciences, Inc.†	23,740	562,638
BioCryst Pharmaceuticals, Inc.†	60,800	538,080

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biohaven, Ltd.†	2,091	$ 31,950
Bluebird Bio, Inc.†	64,623	336,040
Bridgebio Pharma, Inc.†	48,849	557,856
Century Therapeutics, Inc.†	19,217	86,669
CTI BioPharma Corp.†	71,258	389,069
Cytokinetics, Inc.†	26,794	1,161,788
EQRx, Inc.†	240,238	542,938
Fate Therapeutics, Inc.†	14,985	91,708
FibroGen, Inc.†	22,917	508,757
Generation Bio Co.†	21,612	85,584
Intra-Cellular Therapies, Inc.†	11,460	561,884
Iovance Biotherapeutics, Inc.†	84,812	618,279
iTeos Therapeutics, Inc.†	38,526	682,295
IVERIC bio, Inc.†	55,683	1,157,093
Karyopharm Therapeutics, Inc.†	51,949	156,886
Kezar Life Sciences, Inc.†	192,305	1,209,598
Kymera Therapeutics, Inc.†	46,905	1,471,879
Lexicon Pharmaceuticals, Inc.†	615,634	1,385,177
MacroGenics, Inc.†	20,226	123,176
MoonLake Immunotherapeutics#†	52,858	1,014,345
Myriad Genetics, Inc.†	9,382	177,507
NeoGenomics, Inc.†	96,376	1,623,936
NGM Biopharmaceuticals, Inc.†	67,495	319,926
Nuvalent, Inc., Class A†	53,533	1,621,515
Prothena Corp. PLC†	35,508	1,979,926
REGENXBIO, Inc.†	34,425	765,956
Relay Therapeutics, Inc.†	103,328	1,668,747
SpringWorks Therapeutics, Inc.#†	53,984	1,722,090
Syndax Pharmaceuticals, Inc.†	54,024	1,369,508
Theravance Biopharma, Inc.#†	64,539	697,021
Travere Therapeutics, Inc.†	85,545	1,895,677
Twist Bioscience Corp.†	81,385	1,583,752
		33,752,995
Building Materials — 1.3%
Boise Cascade Co.	23,290	1,609,572
Builders FirstSource, Inc.†	7,418	628,898
Gibraltar Industries, Inc.†	16,823	898,516
Louisiana-Pacific Corp.	4,360	255,104
Summit Materials, Inc., Class A†	33,015	975,263
UFP Industries, Inc.	31,354	2,681,708
		7,049,061
Chemicals — 1.3%
AdvanSix, Inc.	20,774	854,850
Avient Corp.	19,907	868,542
Ecovyst, Inc.†	19,804	198,832
H.B. Fuller Co.	11,196	781,033
Minerals Technologies, Inc.	12,395	752,996
Sensient Technologies Corp.	22,643	1,707,056
Tronox Holdings PLC	93,906	1,464,934
		6,628,243
Coal — 0.6%
Arch Resources, Inc.	8,876	1,396,639
CONSOL Energy, Inc.	3,477	190,296
Peabody Energy Corp.†	50,328	1,373,954
Warrior Met Coal, Inc.	6,759	258,667
		3,219,556
Commercial Services — 6.0%
2U, Inc.†	169,365	1,517,510
ABM Industries, Inc.	82,785	4,007,622
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
API Group Corp.†	25,245	$ 593,005
Barrett Business Services, Inc.	18,175	1,744,436
Carriage Services, Inc.	8,934	303,041
CRA International, Inc.	716	89,121
Ennis, Inc.	17,806	387,280
Heidrick & Struggles International, Inc.	66,321	2,276,800
Huron Consulting Group, Inc.†	13,189	925,736
Information Services Group, Inc.	270,618	1,426,157
Insperity, Inc.	1,153	143,076
John Wiley & Sons, Inc., Class A	22,315	992,794
Kelly Services, Inc., Class A	123,210	2,061,303
Korn Ferry	38,010	2,124,379
Laureate Education, Inc.	185,951	2,205,379
LiveRamp Holdings, Inc.†	131,800	3,114,434
Marathon Digital Holdings, Inc.#†	37,800	268,380
PROG Holdings, Inc.†	126,572	3,128,860
Repay Holdings Corp.†	146,110	1,239,013
Riot Platforms, Inc.#†	115,947	724,669
Stride, Inc.†	13,234	562,048
TrueBlue, Inc.†	63,020	1,178,474
Upbound Group, Inc.	4,369	117,308
V2X, Inc.†	9,536	442,184
		31,573,009
Computers — 0.9%
3D Systems Corp.†	112,653	1,102,873
KBR, Inc.	60,710	3,345,728
SecureWorks Corp., Class A†	8,860	67,070
Unisys Corp.†	20,515	102,165
		4,617,836
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	37,576	1,604,495
Distribution/Wholesale — 1.7%
G-III Apparel Group, Ltd.†	52,915	879,183
KAR Auction Services, Inc.†	3,283	46,914
MRC Global, Inc.†	140,035	1,568,392
Resideo Technologies, Inc.†	36,534	670,033
ScanSource, Inc.†	49,806	1,552,951
Titan Machinery, Inc.†	14,976	685,751
Veritiv Corp.	3,572	540,944
WESCO International, Inc.†	19,096	3,161,916
		9,106,084
Diversified Financial Services — 3.4%
AssetMark Financial Holdings, Inc.†	16,890	528,657
Avantax, Inc.†	37,129	1,061,518
BGC Partners, Inc., Class A	64,077	311,414
Bread Financial Holdings, Inc.	7,900	324,453
Cowen, Inc., Class A#	11,079	431,970
Encore Capital Group, Inc.†	37,955	1,961,514
Enova International, Inc.†	43,053	2,098,834
First Western Financial, Inc.†	3,392	87,751
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	15,149	475,830
LendingClub Corp.†	39,466	370,980
Mr. Cooper Group, Inc.†	41,594	1,931,209
PennyMac Financial Services, Inc.	11,847	716,388
Piper Sandler Cos.	3,588	541,752
Radian Group, Inc.	159,782	3,411,346
Stifel Financial Corp.	11,815	789,597
StoneX Group, Inc.†	14,290	1,440,861

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Victory Capital Holdings, Inc., Class A	14,109	$ 479,142
Virtus Investment Partners, Inc.	4,057	853,715
		17,816,931
Electric — 2.2%
Avista Corp.	16,314	670,832
Black Hills Corp.	10,969	673,606
Clearway Energy, Inc., Class A	52,147	1,549,287
Clearway Energy, Inc., Class C	57,733	1,813,393
IDACORP, Inc.	17,212	1,779,721
MGE Energy, Inc.	3,456	244,616
NorthWestern Corp.	15,322	885,305
Portland General Electric Co.	63,147	3,018,427
Unitil Corp.	15,587	846,686
		11,481,873
Electrical Components & Equipment — 1.0%
Belden, Inc.	17,630	1,487,620
Encore Wire Corp.	12,179	2,350,669
Powell Industries, Inc.	30,561	1,355,380
		5,193,669
Electronics — 2.6%
Benchmark Electronics, Inc.	38,012	904,306
Comtech Telecommunications Corp.	146,315	2,339,577
GoPro, Inc., Class A†	313,834	1,628,798
Knowles Corp.†	259,489	4,406,123
NEXTracker, Inc.†	16,680	507,739
OSI Systems, Inc.†	31,698	2,933,650
TTM Technologies, Inc.†	48,582	645,655
		13,365,848
Energy-Alternate Sources — 0.3%
Green Plains, Inc.†	39,540	1,370,852
REX American Resources Corp.†	7,752	255,893
		1,626,745
Engineering & Construction — 0.9%
Comfort Systems USA, Inc.	5,808	844,716
MasTec, Inc.†	18,029	1,761,794
MYR Group, Inc.†	10,197	1,229,860
Primoris Services Corp.	40,252	1,106,930
		4,943,300
Entertainment — 0.7%
International Game Technology PLC	12,564	333,700
Light & Wonder, Inc.†	27,322	1,710,630
Lions Gate Entertainment Corp., Class A†	24,162	256,359
Marriott Vacations Worldwide Corp.	4,655	712,169
SeaWorld Entertainment, Inc.†	10,432	673,907
		3,686,765
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.†	31,408	1,130,060
Food — 0.6%
SpartanNash Co.	49,454	1,323,389
Sprouts Farmers Market, Inc.†	37,526	1,136,662
United Natural Foods, Inc.†	21,146	861,277
		3,321,328
Gas — 2.0%
Chesapeake Utilities Corp.	10,174	1,303,188
New Jersey Resources Corp.	74,087	3,780,659
Security Description	Shares or Principal Amount	Value

Gas (continued)
Northwest Natural Holding Co.	29,625	$ 1,432,072
ONE Gas, Inc.	12,773	1,023,884
Southwest Gas Holdings, Inc.	16,994	1,070,792
Spire, Inc.	25,147	1,770,349
		10,380,944
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	10,151	168,202
Healthcare-Products — 1.0%
Alphatec Holdings, Inc.†	150,568	2,229,912
AngioDynamics, Inc.†	4,573	56,614
Cue Health Inc†	5,597	12,033
Inari Medical, Inc.†	18,574	1,044,973
Orthofix Medical, Inc.†	39,366	810,940
Pacific Biosciences of California, Inc.†	57,589	522,908
RxSight, Inc.†	21,211	291,015
Utah Medical Products, Inc.	5,295	485,975
		5,454,370
Healthcare-Services — 0.9%
Community Health Systems, Inc.†	491,539	2,978,727
Fulgent Genetics, Inc.†	28,105	921,563
ModivCare, Inc.†	6,643	652,276
		4,552,566
Home Builders — 2.0%
Forestar Group, Inc.†	65,149	929,676
KB Home	10,248	361,447
Meritage Homes Corp.†	14,852	1,622,284
Taylor Morrison Home Corp.†	135,973	4,871,913
Tri Pointe Homes, Inc.†	102,073	2,433,420
		10,218,740
Home Furnishings — 0.8%
MillerKnoll, Inc.	145,043	3,462,176
Sleep Number Corp.†	5,209	207,631
Universal Electronics, Inc.†	7,473	95,057
Xperi, Inc.†	18,760	219,304
		3,984,168
Household Products/Wares — 0.8%
ACCO Brands Corp.	161,484	915,614
Central Garden & Pet Co., Class A†	85,949	3,303,020
		4,218,634
Housewares — 0.0%
Lifetime Brands, Inc.	26,263	208,003
Insurance — 2.8%
American Equity Investment Life Holding Co.	36,490	1,519,808
AMERISAFE, Inc.	6,806	371,199
CNO Financial Group, Inc.	23,698	607,143
Employers Holdings, Inc.	20,559	913,025
Essent Group, Ltd.	103,876	4,461,474
Jackson Financial, Inc., Class A	32,168	1,459,784
James River Group Holdings, Ltd.	25,026	603,127
NMI Holdings, Inc., Class A†	71,414	1,666,803
RLI Corp.	11,541	1,591,619
Selective Insurance Group, Inc.	7,800	791,934
Stewart Information Services Corp.	15,099	641,557
		14,627,473
Internet — 0.7%
1-800-Flowers.com, Inc., Class A†	115,924	1,147,648

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Cars.com, Inc.†	23,102	$ 443,558
Magnite, Inc.†	42,554	473,626
Overstock.com, Inc.†	13,467	260,856
QuinStreet, Inc.†	50,615	858,936
Yelp, Inc.†	14,985	449,850
		3,634,474
Iron/Steel — 1.0%
ATI, Inc.†	10,629	432,069
Commercial Metals Co.	78,032	4,038,156
Schnitzer Steel Industries, Inc., Class A	22,568	737,748
		5,207,973
Leisure Time — 0.4%
Topgolf Callaway Brands Corp.†	81,123	1,880,431
Lodging — 0.5%
Bluegreen Vacations Holding Corp.#	47,490	1,575,243
Full House Resorts, Inc.†	95,098	920,549
		2,495,792
Machinery-Construction & Mining — 0.7%
Argan, Inc.	56,972	2,213,932
Terex Corp.	25,075	1,484,691
		3,698,623
Machinery-Diversified — 0.5%
AGCO Corp.	17,087	2,406,021
Albany International Corp., Class A	3,172	320,118
		2,726,139
Media — 1.1%
AMC Networks, Inc., Class A†	45,942	1,027,263
E.W. Scripps Co., Class A†	40,888	516,007
Gray Television, Inc.	125,704	1,470,737
Liberty Latin America, Ltd., Class A†	91,078	803,308
Liberty Latin America, Ltd., Class C†	150,398	1,320,494
Thryv Holdings, Inc.†	32,816	782,333
		5,920,142
Metal Fabricate/Hardware — 0.3%
Mueller Industries, Inc.	20,522	1,518,012
Olympic Steel, Inc.	4,812	252,630
		1,770,642
Mining — 0.5%
Arconic Corp.†	59,342	1,569,002
Constellium SE†	59,211	946,784
		2,515,786
Miscellaneous Manufacturing — 0.4%
EnPro Industries, Inc.	6,975	749,812
Myers Industries, Inc.	5,624	145,324
Sight Sciences, Inc.†	93,214	1,023,490
		1,918,626
Office Furnishings — 0.1%
Steelcase, Inc., Class A	60,981	479,921
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	48,271	795,989
Oil & Gas — 2.6%
Antero Resources Corp.†	3,879	101,630
Berry Corp.	10,947	103,230
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Chord Energy Corp.	14,883	$ 2,003,549
CNX Resources Corp.†	23,991	368,262
CVR Energy, Inc.	22,800	723,444
Delek US Holdings, Inc.	17,423	438,537
Helmerich & Payne, Inc.	24,716	1,040,049
Matador Resources Co.	10,445	561,837
Murphy Oil Corp.	74,220	2,896,064
Nabors Industries, Ltd.†	1,094	164,439
Ovintiv, Inc.	56,936	2,435,153
Par Pacific Holdings, Inc.†	7,204	200,127
Patterson-UTI Energy, Inc.	32,459	444,688
PBF Energy, Inc., Class A	14,518	634,582
Range Resources Corp.	10,862	292,622
SM Energy Co.	33,505	988,733
Southwestern Energy Co.†	30,130	159,689
Talos Energy, Inc.†	9,731	173,309
W&T Offshore, Inc.†	12,250	68,723
		13,798,667
Oil & Gas Services — 1.1%
ChampionX Corp.	35,650	1,089,820
NexTier Oilfield Solutions, Inc.†	72,514	662,053
NOW, Inc.†	245,090	3,149,406
Select Energy Services, Inc., Class A	68,623	509,183
Solaris Oilfield Infrastructure, Inc., Class A	15,871	141,728
US Silica Holdings, Inc.†	12,905	156,667
		5,708,857
Packaging & Containers — 0.3%
Greif, Inc., Class A	14,239	1,011,681
O-I Glass, Inc.†	27,143	603,117
		1,614,798
Pharmaceuticals — 1.2%
AdaptHealth Corp.†	103,632	1,657,076
Agios Pharmaceuticals, Inc.†	21,568	545,886
Enanta Pharmaceuticals, Inc.†	2,992	145,112
Herbalife Nutrition, Ltd.†	149,094	2,884,969
Jounce Therapeutics, Inc.†	59,305	66,422
Lyell Immunopharma, Inc.#†	52,690	113,283
Owens & Minor, Inc.†	9,930	152,227
Revance Therapeutics, Inc.†	9,563	331,836
Supernus Pharmaceuticals, Inc.†	11,660	438,299
		6,335,110
Real Estate — 0.3%
Anywhere Real Estate, Inc.†	87,717	507,882
Kennedy-Wilson Holdings, Inc.	49,602	828,849
		1,336,731
REITS — 11.3%
Acadia Realty Trust	39,601	576,987
Agree Realty Corp.	98,492	6,971,264
Alexander & Baldwin, Inc.	17,240	321,871
American Assets Trust, Inc.	11,985	302,382
Apple Hospitality REIT, Inc.	166,655	2,751,474
Arbor Realty Trust, Inc.#	51,725	780,013
Ares Commercial Real Estate Corp.	89,925	1,017,052
Armada Hoffler Properties, Inc.	28,873	370,152
Blackstone Mtg. Trust, Inc., Class A#	93,682	1,983,248
Broadstone Net Lease, Inc.	26,404	468,671
CareTrust REIT, Inc.	38,152	750,450
Centerspace	10,387	650,330
City Office REIT, Inc.	18,420	155,833

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Corporate Office Properties Trust	117,824	$ 2,996,264
CTO Realty Growth, Inc.#	22,535	396,165
DiamondRock Hospitality Co.	118,131	1,030,102
Dynex Capital, Inc.#	106,678	1,411,350
Ellington Financial, Inc.#	24,319	312,986
Equity Commonwealth	63,178	1,341,269
Essential Properties Realty Trust, Inc.	43,511	1,120,843
First Industrial Realty Trust, Inc.	10,400	548,600
Getty Realty Corp.	10,784	370,215
Global Medical REIT, Inc.	22,157	222,899
Healthcare Realty Trust, Inc.	62,291	1,214,674
Independence Realty Trust, Inc.	79,360	1,435,622
Kite Realty Group Trust	116,811	2,537,135
KKR Real Estate Finance Trust, Inc.#	63,354	918,633
Ladder Capital Corp.	203,904	2,304,115
Macerich Co.	65,828	786,645
NETSTREIT Corp.	39,641	800,352
Phillips Edison & Co., Inc.	20,223	689,402
Physicians Realty Trust	246,001	3,648,195
Piedmont Office Realty Trust, Inc., Class A	85,874	785,747
Plymouth Industrial REIT, Inc.	11,608	251,081
PotlatchDeltic Corp.	52,063	2,403,228
Ready Capital Corp.	29,838	335,976
Retail Opportunity Investments Corp.	17,786	253,095
RLJ Lodging Trust	153,241	1,737,753
Ryman Hospitality Properties, Inc.	31,217	2,896,001
Sabra Health Care REIT, Inc.	77,758	926,098
SITE Centers Corp.	115,630	1,545,973
STAG Industrial, Inc.	112,664	3,790,017
Terreno Realty Corp.	17,782	1,106,218
TPG RE Finance Trust, Inc.	30,647	260,193
UMH Properties, Inc.	61,906	1,053,021
Urstadt Biddle Properties, Inc., Class A	10,917	188,864
Xenia Hotels & Resorts, Inc.	46,260	649,490
		59,367,948
Retail — 6.3%
Abercrombie & Fitch Co., Class A†	5,719	168,196
Academy Sports & Outdoors, Inc.	87,399	5,169,651
Beacon Roofing Supply, Inc.†	69,050	4,488,250
BJ's Wholesale Club Holdings, Inc.†	5,101	366,252
Bloomin' Brands, Inc.	26,888	701,777
BlueLinx Holdings, Inc.†	17,578	1,483,407
Conn's, Inc.†	42,723	366,136
Dillard's, Inc., Class A#	1,256	447,651
Dine Brands Global, Inc.	22,008	1,687,353
FirstCash Holdings, Inc.	4,704	415,128
Genesco, Inc.†	9,688	435,669
GMS, Inc.†	37,904	2,301,152
Group 1 Automotive, Inc.	2,996	662,326
MarineMax, Inc.†	56,073	1,882,931
ODP Corp.†	25,899	1,172,707
Papa John's International, Inc.	17,611	1,478,444
Rite Aid Corp.#†	65,546	253,008
Rush Enterprises, Inc., Class A	70,787	4,012,207
Sally Beauty Holdings, Inc.†	84,182	1,354,488
Signet Jewelers, Ltd.	32,082	2,297,713
Sonic Automotive, Inc., Class A	13,788	784,399
World Fuel Services Corp.	22,677	622,484
Zumiez, Inc.†	17,001	395,443
		32,946,772
Security Description	Shares or Principal Amount	Value

Savings & Loans — 2.4%
Axos Financial, Inc.†	33,685	$ 1,596,332
Banc of California, Inc.	36,501	640,593
Brookline Bancorp, Inc.	88,070	1,141,387
Capitol Federal Financial, Inc.	50,448	423,259
HomeTrust Bancshares, Inc.	22,336	653,775
Northfield Bancorp, Inc.	17,711	260,529
OceanFirst Financial Corp.	240,959	5,715,547
Washington Federal, Inc.	51,945	1,821,711
WaterStone Financial, Inc.	8,443	135,932
		12,389,065
Semiconductors — 1.1%
ACM Research, Inc., Class A†	134,921	1,400,480
Alpha & Omega Semiconductor, Ltd.†	6,819	182,136
Cohu, Inc.†	49,367	1,836,452
Photronics, Inc.†	53,644	945,207
Veeco Instruments, Inc.†	62,233	1,323,696
		5,687,971
Software — 2.7%
Adeia, Inc.	46,869	462,128
Avid Technology, Inc.†	40,202	1,168,270
Brightcove, Inc.†	45,876	246,354
Computer Programs & Systems, Inc.†	29,149	874,761
Donnelley Financial Solutions, Inc.†	19,758	835,961
E2open Parent Holdings, Inc.†	39,368	244,082
eGain Corp.†	151,980	1,186,964
Evolent Health, Inc., Class A†	38,194	1,337,172
Fastly, Inc., Class A†	19,845	275,647
Health Catalyst, Inc.†	238,766	3,333,173
IBEX Holdings, Ltd.†	6,827	190,815
ON24, Inc.†	87,289	841,466
Phreesia, Inc.†	18,398	677,046
SolarWinds Corp.†	15,055	128,269
Upland Software, Inc.†	82,681	478,723
Veradigm, Inc.†	41,406	687,754
Verint Systems, Inc.†	30,199	1,128,839
		14,097,424
Telecommunications — 0.8%
ATN International, Inc.	5,311	223,328
Aviat Networks, Inc.†	12,689	450,840
EchoStar Corp., Class A†	92,349	1,843,286
Gogo, Inc.†	58,975	970,728
NETGEAR, Inc.†	50,838	920,168
		4,408,350
Transportation — 2.6%
ArcBest Corp.	30,972	2,979,506
Atlas Air Worldwide Holdings, Inc.†	16,342	1,647,437
Dorian LPG, Ltd.	36,731	806,245
Forward Air Corp.	1,223	126,226
Heartland Express, Inc.	26,844	432,994
Hub Group, Inc., Class A†	46,824	4,295,165
Matson, Inc.	26,011	1,729,992
Radiant Logistics, Inc.†	56,370	320,182
Safe Bulkers, Inc.	43,425	162,844
Werner Enterprises, Inc.	20,169	936,850
		13,437,441
Trucking & Leasing — 0.1%
GATX Corp.	4,705	513,268

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.2%
American States Water Co.	9,354	$ 835,312
Total Long-Term Investment Securities (cost $488,129,481)		511,183,852
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2) (cost $8,065,273)	8,065,273	8,065,273
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $6,936,771 and collateralized by $5,790,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $7,075,389 (cost $6,936,509)	$6,936,509	6,936,509
TOTAL INVESTMENTS (cost $503,131,263)	100.6%	526,185,634
Other assets less liabilities	(0.6)	(3,058,836)
NET ASSETS	100.0%	$523,126,798
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $10,511,761. This was secured by collateral of $8,065,273, which was received in cash and subsequently invested in short-term investments currently valued at $8,065,273 as reported in the Portfolio of Investments. Additional collateral of $2,807,235 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$9,576
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	658,308
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	2,139,351
CVR—Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
109	Long	E-Mini Russell 2000 Index	March 2023	$10,497,962	$10,350,095	$(147,867)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$511,183,852	$—	$—	$511,183,852
Short-Term Investments	8,065,273	—	—	8,065,273
Repurchase Agreements	—	6,936,509	—	6,936,509
Total Investments at Value	$519,249,125	$6,936,509	$—	$526,185,634
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$147,867	$—	$—	$147,867
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	56,258	$ 1,999,409
Omnicom Group, Inc.	29,527	2,674,261
		4,673,670
Aerospace/Defense — 1.7%
Boeing Co.†	81,120	16,349,736
General Dynamics Corp.	32,599	7,429,638
Howmet Aerospace, Inc.	53,316	2,248,869
L3Harris Technologies, Inc.	27,570	5,822,508
Lockheed Martin Corp.	33,774	16,017,657
Northrop Grumman Corp.	20,949	9,722,640
Raytheon Technologies Corp.	212,864	20,879,830
TransDigm Group, Inc.	7,480	5,564,148
		84,035,026
Agriculture — 0.8%
Altria Group, Inc.	259,505	12,048,817
Archer-Daniels-Midland Co.	79,543	6,331,623
Philip Morris International, Inc.	224,468	21,840,736
		40,221,176
Airlines — 0.2%
Alaska Air Group, Inc.†	18,366	878,446
American Airlines Group, Inc.†	94,105	1,503,798
Delta Air Lines, Inc.†	92,843	3,559,601
Southwest Airlines Co.	85,975	2,887,040
United Airlines Holdings, Inc.†	47,339	2,459,734
		11,288,619
Apparel — 0.5%
NIKE, Inc., Class B	182,402	21,667,534
Ralph Lauren Corp.	5,950	703,230
Tapestry, Inc.	34,891	1,518,107
VF Corp.	47,824	1,186,992
		25,075,863
Auto Manufacturers — 2.1%
Cummins, Inc.	20,420	4,963,694
Ford Motor Co.	571,905	6,902,893
General Motors Co.	205,716	7,969,438
PACCAR, Inc.	75,534	5,453,555
Tesla, Inc.†	388,654	79,950,014
		105,239,594
Auto Parts & Equipment — 0.1%
Aptiv PLC†	39,233	4,562,013
BorgWarner, Inc.	33,905	1,704,744
		6,266,757
Banks — 4.8%
Bank of America Corp.	1,010,628	34,664,541
Bank of New York Mellon Corp.	106,505	5,418,974
Citigroup, Inc.	280,455	14,216,264
Citizens Financial Group, Inc.	71,312	2,977,989
Comerica, Inc.	18,962	1,329,236
Fifth Third Bancorp	99,390	3,607,857
First Republic Bank	26,487	3,258,166
Goldman Sachs Group, Inc.	49,034	17,242,806
Huntington Bancshares, Inc.	208,907	3,200,455
JPMorgan Chase & Co.	424,725	60,884,329
KeyCorp	135,093	2,470,851
M&T Bank Corp.	24,994	3,881,318
Morgan Stanley	190,886	18,420,499
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	30,178	$ 2,875,058
PNC Financial Services Group, Inc.	58,400	9,222,528
Regions Financial Corp.	135,307	3,155,359
Signature Bank	9,112	1,048,336
State Street Corp.	53,133	4,711,835
SVB Financial Group†	8,558	2,465,645
Truist Financial Corp.	192,115	9,019,799
US Bancorp	195,783	9,344,723
Wells Fargo & Co.	551,756	25,805,628
Zions Bancorp NA	21,665	1,096,682
		240,318,878
Beverages — 1.7%
Brown-Forman Corp., Class B	26,477	1,717,563
Coca-Cola Co.	563,567	33,537,872
Constellation Brands, Inc., Class A	23,505	5,258,069
Keurig Dr Pepper, Inc.	123,043	4,251,136
Molson Coors Beverage Co., Class B	27,222	1,447,938
Monster Beverage Corp.†	55,150	5,612,064
PepsiCo, Inc.	199,491	34,617,673
		86,442,315
Biotechnology — 1.6%
Amgen, Inc.	77,262	17,898,515
Biogen, Inc.†	20,851	5,626,851
Bio-Rad Laboratories, Inc., Class A†	3,118	1,489,905
Corteva, Inc.	103,458	6,444,399
Gilead Sciences, Inc.	181,613	14,625,295
Illumina, Inc.†	22,777	4,537,178
Incyte Corp.†	26,738	2,058,291
Moderna, Inc.†	47,841	6,640,809
Regeneron Pharmaceuticals, Inc.†	15,506	11,791,073
Vertex Pharmaceuticals, Inc.†	37,169	10,789,789
		81,902,105
Building Materials — 0.5%
Carrier Global Corp.	121,090	5,452,683
Johnson Controls International PLC	99,723	6,254,626
Martin Marietta Materials, Inc.	8,991	3,235,591
Masco Corp.	32,656	1,712,154
Mohawk Industries, Inc.†	7,636	785,363
Trane Technologies PLC	33,348	6,168,380
Vulcan Materials Co.	19,245	3,481,613
		27,090,410
Chemicals — 1.7%
Air Products & Chemicals, Inc.	32,116	9,184,534
Albemarle Corp.	16,964	4,314,115
Celanese Corp.	14,444	1,678,826
CF Industries Holdings, Inc.	28,408	2,439,963
Dow, Inc.	101,904	5,828,909
DuPont de Nemours, Inc.	71,935	5,253,413
Eastman Chemical Co.	17,374	1,480,265
Ecolab, Inc.	35,881	5,718,355
FMC Corp.	18,240	2,355,696
International Flavors & Fragrances, Inc.	36,918	3,440,758
Linde PLC	71,586	24,938,415
LyondellBasell Industries NV, Class A	36,777	3,530,224
Mosaic Co.	49,301	2,622,320
PPG Industries, Inc.	34,032	4,494,266
Sherwin-Williams Co.	34,147	7,558,438
		84,838,497

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.8%
Automatic Data Processing, Inc.	60,067	$ 13,203,928
Cintas Corp.	12,498	5,479,998
CoStar Group, Inc.†	58,888	4,161,026
Equifax, Inc.	17,730	3,590,857
FleetCor Technologies, Inc.†	10,679	2,293,742
Gartner, Inc.†	11,443	3,751,130
Global Payments, Inc.	39,154	4,393,079
MarketAxess Holdings, Inc.	5,450	1,860,902
Moody's Corp.	22,813	6,619,192
PayPal Holdings, Inc.†	165,075	12,149,520
Quanta Services, Inc.	20,692	3,339,689
Robert Half International, Inc.	15,711	1,266,621
Rollins, Inc.	33,515	1,179,728
S&P Global, Inc.	48,218	16,451,982
United Rentals, Inc.	10,036	4,702,167
Verisk Analytics, Inc.	22,645	3,874,786
		88,318,347
Computers — 7.7%
Accenture PLC, Class A	91,235	24,227,454
Apple, Inc.	2,165,272	319,182,746
Cognizant Technology Solutions Corp., Class A	74,415	4,660,611
DXC Technology Co.†	33,313	924,103
EPAM Systems, Inc.†	8,328	2,562,109
Fortinet, Inc.†	93,891	5,580,881
Hewlett Packard Enterprise Co.	186,313	2,908,346
HP, Inc.	128,180	3,783,874
International Business Machines Corp.	130,917	16,927,568
Leidos Holdings, Inc.	19,793	1,921,306
NetApp, Inc.	31,474	2,031,647
Seagate Technology Holdings PLC	27,802	1,794,897
Western Digital Corp.†	45,995	1,769,888
		388,275,430
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	120,938	8,864,756
Estee Lauder Cos., Inc., Class A	33,488	8,139,258
Procter & Gamble Co.	343,130	47,200,963
		64,204,977
Distribution/Wholesale — 0.3%
Copart, Inc.†	62,050	4,372,043
Fastenal Co.	82,935	4,276,129
LKQ Corp.	36,752	2,105,522
Pool Corp.	5,655	2,018,043
WW Grainger, Inc.	6,512	4,352,816
		17,124,553
Diversified Financial Services — 3.8%
American Express Co.	86,559	15,060,400
Ameriprise Financial, Inc.	15,409	5,283,284
BlackRock, Inc.	21,748	14,993,724
Capital One Financial Corp.	55,270	6,028,852
Cboe Global Markets, Inc.	15,361	1,938,097
Charles Schwab Corp.	220,864	17,209,723
CME Group, Inc.	52,088	9,655,032
Discover Financial Services	39,563	4,431,056
Franklin Resources, Inc.	41,132	1,212,160
Intercontinental Exchange, Inc.	80,878	8,233,380
Invesco, Ltd.	65,855	1,162,999
Mastercard, Inc., Class A	122,918	43,671,536
Nasdaq, Inc.	49,084	2,751,649
Raymond James Financial, Inc.	28,032	3,040,351
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Synchrony Financial	65,238	$ 2,329,649
T. Rowe Price Group, Inc.	32,358	3,633,156
Visa, Inc., Class A	236,749	52,070,575
		192,705,623
Electric — 2.6%
AES Corp.	96,719	2,387,025
Alliant Energy Corp.	36,348	1,863,562
Ameren Corp.	37,434	3,096,166
American Electric Power Co., Inc.	74,407	6,545,584
CenterPoint Energy, Inc.	91,156	2,535,960
CMS Energy Corp.	42,028	2,478,391
Consolidated Edison, Inc.	51,384	4,591,160
Constellation Energy Corp.	47,352	3,546,191
Dominion Energy, Inc.	120,657	6,710,942
DTE Energy Co.	28,054	3,077,804
Duke Energy Corp.	111,504	10,510,367
Edison International	55,295	3,661,082
Entergy Corp.	29,464	3,030,962
Evergy, Inc.	33,237	1,954,668
Eversource Energy	50,435	3,800,782
Exelon Corp.	143,893	5,811,838
FirstEnergy Corp.	78,650	3,109,821
NextEra Energy, Inc.	287,740	20,438,172
NRG Energy, Inc.	33,359	1,093,842
PG&E Corp.†	233,132	3,641,522
Pinnacle West Capital Corp.	16,383	1,207,100
PPL Corp.	106,618	2,886,149
Public Service Enterprise Group, Inc.	72,248	4,365,947
Sempra Energy	45,515	6,825,429
Southern Co.	157,639	9,940,715
WEC Energy Group, Inc.	45,675	4,049,546
Xcel Energy, Inc.	79,241	5,116,591
		128,277,318
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	33,254	4,707,436
Emerson Electric Co.	85,620	7,081,630
Generac Holdings, Inc.†	9,174	1,100,972
		12,890,038
Electronics — 1.1%
Agilent Technologies, Inc.	42,866	6,085,686
Allegion PLC	12,720	1,433,671
Amphenol Corp., Class A	86,169	6,679,821
Fortive Corp.	51,231	3,415,058
Garmin, Ltd.	22,202	2,178,682
Honeywell International, Inc.	97,352	18,640,961
Keysight Technologies, Inc.†	25,889	4,141,204
Mettler-Toledo International, Inc.†	3,228	4,628,016
TE Connectivity, Ltd.	46,058	5,864,105
Trimble, Inc.†	35,711	1,859,115
		54,926,319
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	19,682	4,143,651
First Solar, Inc.†	14,356	2,428,174
SolarEdge Technologies, Inc.†	8,094	2,573,245
		9,145,070
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,477	2,208,002

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	31,069	$ 1,577,062
Live Nation Entertainment, Inc.†	20,683	1,490,417
		3,067,479
Environmental Control — 0.3%
Pentair PLC	23,819	1,332,435
Republic Services, Inc.	29,742	3,834,636
Waste Management, Inc.	54,087	8,100,069
		13,267,140
Food — 1.1%
Campbell Soup Co.	29,081	1,527,334
Conagra Brands, Inc.	69,396	2,526,708
General Mills, Inc.	85,943	6,833,328
Hershey Co.	21,281	5,071,688
Hormel Foods Corp.	41,917	1,860,276
J.M. Smucker Co.	15,429	2,281,795
Kellogg Co.	37,063	2,443,934
Kraft Heinz Co.	115,290	4,489,393
Kroger Co.	94,320	4,068,965
Lamb Weston Holdings, Inc.	20,827	2,096,029
McCormick & Co., Inc.	36,287	2,696,850
Mondelez International, Inc., Class A	197,740	12,888,693
Sysco Corp.	73,380	5,471,947
Tyson Foods, Inc., Class A	41,936	2,484,289
		56,741,229
Forest Products & Paper — 0.0%
International Paper Co.	51,501	1,874,121
Gas — 0.1%
Atmos Energy Corp.	20,256	2,285,079
NiSource, Inc.	58,808	1,613,104
		3,898,183
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,697	1,914,090
Stanley Black & Decker, Inc.	21,422	1,833,937
		3,748,027
Healthcare-Products — 3.6%
Abbott Laboratories	252,468	25,681,045
Align Technology, Inc.†	10,519	3,255,630
Baxter International, Inc.	72,996	2,916,190
Bio-Techne Corp.	22,729	1,651,035
Boston Scientific Corp.†	207,397	9,689,588
Cooper Cos., Inc.	7,145	2,336,201
Danaher Corp.	94,868	23,482,676
DENTSPLY SIRONA, Inc.	31,119	1,184,700
Edwards Lifesciences Corp.†	89,523	7,201,230
GE HealthCare Technologies, Inc.†	52,739	4,008,164
Hologic, Inc.†	36,150	2,878,986
IDEXX Laboratories, Inc.†	11,992	5,675,094
Intuitive Surgical, Inc.†	51,170	11,737,886
Medtronic PLC	192,460	15,935,688
PerkinElmer, Inc.	18,277	2,276,766
ResMed, Inc.	21,211	4,517,943
STERIS PLC	14,454	2,717,786
Stryker Corp.	48,769	12,820,395
Teleflex, Inc.	6,792	1,618,058
Thermo Fisher Scientific, Inc.	56,790	30,766,550
Waters Corp.†	8,602	2,674,276
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	10,720	$ 3,398,562
Zimmer Biomet Holdings, Inc.	30,386	3,763,914
		182,188,363
Healthcare-Services — 2.4%
Catalent, Inc.†	26,059	1,777,745
Centene Corp.†	81,994	5,608,390
Charles River Laboratories International, Inc.†	7,367	1,615,878
DaVita, Inc.†	7,958	654,625
Elevance Health, Inc.	34,582	16,242,128
HCA Healthcare, Inc.	30,703	7,474,645
Humana, Inc.	18,332	9,074,707
IQVIA Holdings, Inc.†	26,895	5,606,801
Laboratory Corp. of America Holdings	12,829	3,070,749
Molina Healthcare, Inc.†	8,456	2,328,190
Quest Diagnostics, Inc.	16,491	2,281,695
UnitedHealth Group, Inc.	135,293	64,391,350
Universal Health Services, Inc., Class B	9,290	1,240,865
		121,367,768
Home Builders — 0.2%
D.R. Horton, Inc.	45,322	4,191,378
Lennar Corp., Class A	36,890	3,568,739
NVR, Inc.†	435	2,250,525
PulteGroup, Inc.	32,988	1,803,454
		11,814,096
Home Furnishings — 0.0%
Whirlpool Corp.	7,888	1,088,386
Household Products/Wares — 0.3%
Avery Dennison Corp.	11,724	2,135,996
Church & Dwight Co., Inc.	35,312	2,958,439
Clorox Co.	17,866	2,777,091
Kimberly-Clark Corp.	48,869	6,111,068
		13,982,594
Housewares — 0.0%
Newell Brands, Inc.	54,499	800,590
Insurance — 3.9%
Aflac, Inc.	81,931	5,583,598
Allstate Corp.	38,402	4,945,410
American International Group, Inc.(1)	107,583	6,574,397
Aon PLC, Class A	29,952	9,106,906
Arch Capital Group, Ltd.†	53,557	3,748,990
Arthur J. Gallagher & Co.	30,529	5,719,608
Assurant, Inc.	7,650	974,533
Berkshire Hathaway, Inc., Class B†	260,887	79,617,495
Brown & Brown, Inc.	34,039	1,908,567
Chubb, Ltd.	60,099	12,682,091
Cincinnati Financial Corp.	22,760	2,747,132
Everest Re Group, Ltd.	5,671	2,177,494
Globe Life, Inc.	13,099	1,594,017
Hartford Financial Services Group, Inc.	46,060	3,605,577
Lincoln National Corp.	22,297	707,261
Loews Corp.	28,535	1,743,203
Marsh & McLennan Cos., Inc.	71,822	11,645,219
MetLife, Inc.	95,433	6,845,409
Principal Financial Group, Inc.	32,950	2,951,002
Progressive Corp.	84,718	12,158,727
Prudential Financial, Inc.	53,286	5,328,600
Travelers Cos., Inc.	33,933	6,281,677

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	29,599	$ 1,959,158
Willis Towers Watson PLC	15,673	3,673,124
		194,279,195
Internet — 7.5%
Alphabet, Inc., Class A†	864,885	77,891,543
Alphabet, Inc., Class C†	766,685	69,231,655
Amazon.com, Inc.†	1,285,156	121,100,250
Booking Holdings, Inc.†	5,617	14,177,308
Cars.com, Inc.†	1	19
CDW Corp.	19,604	3,968,242
eBay, Inc.	78,577	3,606,684
Etsy, Inc.†	18,200	2,209,662
Expedia Group, Inc.†	21,802	2,375,764
F5, Inc.†	8,668	1,239,351
Gen Digital, Inc.	83,942	1,637,708
Match Group, Inc.†	40,443	1,675,149
Meta Platforms, Inc., Class A†	325,606	56,961,514
Netflix, Inc.†	64,438	20,757,413
VeriSign, Inc.†	13,355	2,628,665
		379,460,927
Iron/Steel — 0.2%
Nucor Corp.	37,147	6,219,894
Steel Dynamics, Inc.	24,151	3,045,682
		9,265,576
Leisure Time — 0.1%
Carnival Corp.†	145,007	1,539,974
Norwegian Cruise Line Holdings, Ltd.†	61,018	904,287
Royal Caribbean Cruises, Ltd.†	31,777	2,244,727
		4,688,988
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	39,162	5,659,301
Las Vegas Sands Corp.†	47,580	2,734,423
Marriott International, Inc., Class A	38,959	6,593,421
MGM Resorts International	46,153	1,985,040
Wynn Resorts, Ltd.†	14,931	1,618,072
		18,590,257
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	75,355	18,051,290
Machinery-Diversified — 0.8%
Deere & Co.	39,770	16,673,175
Dover Corp.	20,323	3,046,418
IDEX Corp.	10,921	2,457,007
Ingersoll Rand, Inc.	58,633	3,404,818
Nordson Corp.	7,787	1,710,337
Otis Worldwide Corp.	60,321	5,104,363
Rockwell Automation, Inc.	16,629	4,904,391
Westinghouse Air Brake Technologies Corp.	26,334	2,747,426
Xylem, Inc.	26,096	2,678,754
		42,726,689
Media — 1.3%
Charter Communications, Inc., Class A†	15,553	5,717,438
Comcast Corp., Class A	624,658	23,218,538
DISH Network Corp., Class A†	36,396	415,278
FactSet Research Systems, Inc.	5,517	2,287,072
Fox Corp., Class A	43,798	1,533,806
Fox Corp., Class B	20,174	650,612
News Corp., Class A	55,364	949,493
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	17,072	$ 294,663
Paramount Global, Class B	73,128	1,566,402
Walt Disney Co.†	263,977	26,294,749
Warner Bros. Discovery, Inc.†	319,983	4,998,134
		67,926,185
Mining — 0.3%
Freeport-McMoRan, Inc.	206,965	8,479,356
Newmont Corp.	114,933	5,012,228
		13,491,584
Miscellaneous Manufacturing — 1.1%
3M Co.	80,037	8,623,187
A.O. Smith Corp.	18,371	1,205,689
Eaton Corp. PLC	57,587	10,073,694
General Electric Co.	158,217	13,402,562
Illinois Tool Works, Inc.	40,477	9,437,617
Parker-Hannifin Corp.	18,593	6,541,947
Teledyne Technologies, Inc.†	6,787	2,918,885
Textron, Inc.	30,230	2,192,582
		54,396,163
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,476	2,244,669
Oil & Gas — 3.9%
APA Corp.	46,555	1,786,781
Chevron Corp.	257,590	41,412,744
ConocoPhillips	180,430	18,647,440
Coterra Energy, Inc.	114,169	2,850,800
Devon Energy Corp.	94,655	5,103,798
Diamondback Energy, Inc.	25,484	3,582,541
EOG Resources, Inc.	85,053	9,612,690
EQT Corp.	53,148	1,763,451
Exxon Mobil Corp.	596,325	65,542,081
Hess Corp.	40,178	5,411,976
Marathon Oil Corp.	91,957	2,312,718
Marathon Petroleum Corp.	67,862	8,387,743
Occidental Petroleum Corp.	105,288	6,165,665
Phillips 66	68,437	7,018,899
Pioneer Natural Resources Co.	34,404	6,894,906
Valero Energy Corp.	55,823	7,353,564
		193,847,797
Oil & Gas Services — 0.4%
Baker Hughes Co.	145,012	4,437,367
Halliburton Co.	131,484	4,763,666
Schlumberger NV	205,325	10,925,343
		20,126,376
Packaging & Containers — 0.2%
Amcor PLC	215,609	2,401,884
Ball Corp.	45,455	2,555,026
Packaging Corp. of America	13,399	1,831,911
Sealed Air Corp.	20,946	1,018,394
WestRock Co.	36,822	1,156,211
		8,963,426
Pharmaceuticals — 6.0%
AbbVie, Inc.	256,074	39,409,789
AmerisourceBergen Corp.	23,451	3,648,038
Becton Dickinson & Co.	41,296	9,685,977
Bristol-Myers Squibb Co.	307,866	21,230,439
Cardinal Health, Inc.	37,957	2,873,724
Cigna Group	44,271	12,931,559

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
CVS Health Corp.	190,261	$ 15,894,404
Dexcom, Inc.†	55,930	6,208,789
Eli Lilly & Co.	114,195	35,539,768
Henry Schein, Inc.†	19,627	1,536,990
Johnson & Johnson	378,575	58,020,404
McKesson Corp.	20,531	7,181,949
Merck & Co., Inc.	367,123	39,003,148
Organon & Co.	36,832	902,016
Pfizer, Inc.	812,803	32,975,418
Viatris, Inc.	175,596	2,001,794
Zoetis, Inc.	67,487	11,270,329
		300,314,535
Pipelines — 0.3%
Kinder Morgan, Inc.	286,414	4,886,223
ONEOK, Inc.	64,719	4,235,859
Targa Resources Corp.	32,779	2,428,924
Williams Cos., Inc.	176,365	5,308,586
		16,859,592
Real Estate — 0.1%
CBRE Group, Inc., Class A†	45,749	3,895,070
REITS — 2.5%
Alexandria Real Estate Equities, Inc.	21,621	3,238,393
American Tower Corp.	67,419	13,349,636
AvalonBay Communities, Inc.	20,257	3,494,738
Boston Properties, Inc.	20,655	1,352,489
Camden Property Trust	15,425	1,770,173
Crown Castle, Inc.	62,705	8,198,679
Digital Realty Trust, Inc.	41,633	4,339,408
Equinix, Inc.	13,399	9,222,130
Equity Residential	49,250	3,079,110
Essex Property Trust, Inc.	9,376	2,138,291
Extra Space Storage, Inc.	19,392	3,192,893
Federal Realty Investment Trust	10,583	1,130,053
Healthpeak Properties, Inc.	77,835	1,872,710
Host Hotels & Resorts, Inc.	103,535	1,739,388
Invitation Homes, Inc.	84,105	2,629,122
Iron Mountain, Inc.	42,095	2,220,511
Kimco Realty Corp.	89,553	1,845,687
Mid-America Apartment Communities, Inc.	16,721	2,677,032
Prologis, Inc.	133,661	16,493,767
Public Storage	22,889	6,842,667
Realty Income Corp.	90,811	5,807,363
Regency Centers Corp.	22,301	1,402,733
SBA Communications Corp.	15,633	4,054,419
Simon Property Group, Inc.	47,341	5,779,863
UDR, Inc.	44,310	1,898,240
Ventas, Inc.	57,879	2,815,813
VICI Properties, Inc.	139,456	4,675,960
Welltower, Inc.	68,421	5,071,364
Weyerhaeuser Co.	106,560	3,330,000
		125,662,632
Retail — 5.2%
Advance Auto Parts, Inc.	8,705	1,261,877
AutoZone, Inc.†	2,748	6,833,012
Bath & Body Works, Inc.	33,068	1,351,489
Best Buy Co., Inc.	29,013	2,411,271
CarMax, Inc.†	22,880	1,579,635
Chipotle Mexican Grill, Inc.†	4,014	5,985,195
Costco Wholesale Corp.	64,089	31,030,612
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	17,722	$ 2,534,069
Dollar General Corp.	32,663	7,065,007
Dollar Tree, Inc.†	30,480	4,428,134
Domino's Pizza, Inc.	5,126	1,507,095
Genuine Parts Co.	20,411	3,609,890
Home Depot, Inc.	148,235	43,957,607
Lowe's Cos., Inc.	89,877	18,492,193
McDonald's Corp.	106,054	27,988,711
O'Reilly Automotive, Inc.†	9,061	7,521,536
Ross Stores, Inc.	50,254	5,555,077
Starbucks Corp.	166,215	16,968,889
Target Corp.	66,646	11,229,851
TJX Cos., Inc.	168,119	12,877,915
Tractor Supply Co.	15,995	3,730,994
Ulta Beauty, Inc.†	7,417	3,847,940
Walgreens Boots Alliance, Inc.	103,936	3,692,846
Walmart, Inc.	204,370	29,047,108
Yum! Brands, Inc.	40,788	5,186,602
		259,694,555
Semiconductors — 5.5%
Advanced Micro Devices, Inc.†	233,468	18,345,915
Analog Devices, Inc.	74,476	13,664,112
Applied Materials, Inc.	124,572	14,469,038
Broadcom, Inc.	58,645	34,852,137
Intel Corp.	597,586	14,897,819
KLA Corp.	20,521	7,785,257
Lam Research Corp.	19,748	9,597,726
Microchip Technology, Inc.	79,641	6,453,310
Micron Technology, Inc.	157,421	9,102,082
Monolithic Power Systems, Inc.	6,457	3,127,061
NVIDIA Corp.	360,550	83,705,288
NXP Semiconductors NV	37,523	6,697,105
ON Semiconductor Corp.†	62,615	4,847,027
Qorvo, Inc.†	14,681	1,481,166
QUALCOMM, Inc.	162,320	20,051,390
Skyworks Solutions, Inc.	23,232	2,591,994
Teradyne, Inc.	22,553	2,281,010
Texas Instruments, Inc.	131,416	22,531,273
		276,480,710
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,778	1,243,426
Software — 9.0%
Activision Blizzard, Inc.	103,124	7,863,205
Adobe, Inc.†	67,317	21,807,342
Akamai Technologies, Inc.†	22,768	1,652,957
ANSYS, Inc.†	12,614	3,829,737
Autodesk, Inc.†	31,256	6,210,255
Broadridge Financial Solutions, Inc.	17,036	2,398,328
Cadence Design Systems, Inc.†	39,721	7,663,770
Ceridian HCM Holding, Inc.†	22,240	1,621,963
Electronic Arts, Inc.	37,977	4,213,168
Fidelity National Information Services, Inc.	85,921	5,444,814
Fiserv, Inc.†	91,951	10,582,641
Intuit, Inc.	40,815	16,619,052
Jack Henry & Associates, Inc.	10,563	1,734,867
Microsoft Corp.	1,079,401	269,224,197
MSCI, Inc.	11,578	6,045,453
Oracle Corp.	222,529	19,449,035
Paychex, Inc.	46,445	5,127,528
Paycom Software, Inc.†	7,038	2,034,404
PTC, Inc.†	15,308	1,918,552

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Roper Technologies, Inc.	15,356	$ 6,606,151
Salesforce, Inc.†	144,799	23,690,564
ServiceNow, Inc.†	29,249	12,640,540
Synopsys, Inc.†	22,141	8,054,010
Take-Two Interactive Software, Inc.†	22,842	2,502,341
Tyler Technologies, Inc.†	6,029	1,936,816
		450,871,690
Telecommunications — 2.0%
Arista Networks, Inc.†	35,840	4,971,008
AT&T, Inc.	1,031,983	19,514,799
Cisco Systems, Inc.	594,541	28,787,675
Corning, Inc.	110,225	3,742,139
Juniper Networks, Inc.	46,995	1,446,506
Lumen Technologies, Inc.	137,822	468,595
Motorola Solutions, Inc.	24,211	6,362,893
T-Mobile US, Inc.†	86,473	12,294,731
Verizon Communications, Inc.	608,130	23,601,525
		101,189,871
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,799	1,034,133
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	17,044	1,703,718
CSX Corp.	304,427	9,281,979
Expeditors International of Washington, Inc.	23,043	2,409,376
FedEx Corp.	34,665	7,044,621
JB Hunt Transport Services, Inc.	11,994	2,168,395
Norfolk Southern Corp.	33,523	7,536,641
Old Dominion Freight Line, Inc.	13,118	4,450,413
Union Pacific Corp.	89,023	18,452,688
United Parcel Service, Inc., Class B	105,677	19,284,996
		72,332,827
Water — 0.1%
American Water Works Co., Inc.	26,329	3,696,065
Total Long-Term Investment Securities (cost $1,976,703,567)		4,810,640,791
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
2.86%, 07/13/2023(2)	$ 100,000	$ 98,232
2.90%, 07/13/2023(2)	900,000	884,088
3.09%, 08/10/2023(2)	2,500,000	2,445,902
3.10%, 08/10/2023(2)	20,000	19,567
3.12%, 08/10/2023(2)	20,000	19,567
4.30%, 10/05/2023 to 10/05/2023(2)	12,800,000	12,438,643
4.45%, 11/02/2023(2)	300,000	290,294
4.51%, 05/25/2023(2)	500,000	494,528
Total Short-Term Investments (cost $16,746,055)		16,690,821
REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $194,209,797 and collateralized by $162,125,300 United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $198,086,584 (cost $194,202,460)	194,202,460	194,202,460
TOTAL INVESTMENTS (cost $2,187,652,082)	99.9%	5,021,534,072
Other assets less liabilities	0.1	5,025,937
NET ASSETS	100.0%	$5,026,560,009
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1,104	Long	S&P 500 E-Mini Index	March 2023	$223,030,368	$219,447,600	$(3,582,768)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,810,640,791	$—	$—	$4,810,640,791
Short-Term Investments	—	16,690,821	—	16,690,821
Repurchase Agreements	—	194,202,460	—	194,202,460
Total Investments at Value	$4,810,640,791	$210,893,281	$—	$5,021,534,072
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,582,768	$—	$—	$3,582,768
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,177	$ 219,530
Omnicom Group, Inc.	3,298	298,700
		518,230
Aerospace/Defense — 1.0%
Boeing Co.†	1,314	264,837
Curtiss-Wright Corp.	1,760	307,630
General Dynamics Corp.	3,221	734,098
HEICO Corp.	848	140,403
Hexcel Corp.	1,798	131,164
Howmet Aerospace, Inc.	3,884	163,827
L3Harris Technologies, Inc.	2,103	444,133
Lockheed Martin Corp.	2,223	1,054,280
Northrop Grumman Corp.	1,510	700,806
Raytheon Technologies Corp.	10,786	1,057,999
TransDigm Group, Inc.	243	180,761
		5,179,938
Agriculture — 0.9%
Altria Group, Inc.	13,711	636,602
Archer-Daniels-Midland Co.	14,317	1,139,633
Bunge, Ltd.	4,216	402,628
Darling Ingredients, Inc.†	4,578	289,650
Philip Morris International, Inc.	21,295	2,072,003
		4,540,516
Airlines — 0.2%
Alaska Air Group, Inc.†	9,807	469,069
Southwest Airlines Co.	5,485	184,186
United Airlines Holdings, Inc.†	5,254	272,998
		926,253
Apparel — 0.8%
Capri Holdings, Ltd.†	6,871	340,595
Carter's, Inc.	4,707	354,861
Columbia Sportswear Co.	3,330	290,376
NIKE, Inc., Class B	11,587	1,376,420
PVH Corp.	2,866	229,968
Skechers USA, Inc., Class A†	6,356	282,905
Tapestry, Inc.	16,354	711,562
Under Armour, Inc., Class A†	29,725	295,169
Under Armour, Inc., Class C†	34,802	306,258
VF Corp.	4,024	99,876
		4,287,990
Auto Manufacturers — 1.2%
Cummins, Inc.	1,888	458,935
Ford Motor Co.	49,125	592,938
PACCAR, Inc.	4,279	308,944
Tesla, Inc.†	24,452	5,030,021
		6,390,838
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	10,552	501,220
BorgWarner, Inc.	11,113	558,762
Gentex Corp.	6,242	178,209
		1,238,191
Banks — 3.5%
Bank of America Corp.	73,918	2,535,387
Bank of Hawaii Corp.	1,572	117,680
Bank of New York Mellon Corp.	13,957	710,132
Bank OZK	5,475	252,014
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citigroup, Inc.	22,113	$ 1,120,908
Citizens Financial Group, Inc.	6,181	258,119
Comerica, Inc.	2,040	143,004
Commerce Bancshares, Inc.	2,104	139,180
Cullen/Frost Bankers, Inc.	845	111,388
Fifth Third Bancorp	4,933	179,068
First Horizon Corp.	11,556	286,242
FNB Corp.	14,502	206,944
Huntington Bancshares, Inc.	9,786	149,921
JPMorgan Chase & Co.	33,620	4,819,427
KeyCorp	11,620	212,530
M&T Bank Corp.	1,071	166,316
Morgan Stanley	16,480	1,590,320
Pinnacle Financial Partners, Inc.	2,030	150,403
PNC Financial Services Group, Inc.	3,005	474,550
Popular, Inc.	5,631	402,053
Prosperity Bancshares, Inc.	1,772	130,224
Regions Financial Corp.	10,439	243,437
Signature Bank	682	78,464
State Street Corp.	5,482	486,144
Synovus Financial Corp.	5,759	240,784
Truist Financial Corp.	11,429	536,592
US Bancorp	8,799	419,976
Webster Financial Corp.	1,421	75,483
Wells Fargo & Co.	34,294	1,603,930
Western Alliance Bancorp	2,028	150,559
Wintrust Financial Corp.	3,010	277,311
Zions Bancorp NA	3,819	193,318
		18,461,808
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	792	256,450
Brown-Forman Corp., Class A	3,573	231,959
Brown-Forman Corp., Class B	4,466	289,710
Coca-Cola Co.	26,345	1,567,791
Constellation Brands, Inc., Class A	1,663	372,013
Keurig Dr Pepper, Inc.	9,664	333,891
Molson Coors Beverage Co., Class B	16,217	862,582
Monster Beverage Corp.†	6,743	686,168
PepsiCo, Inc.	13,644	2,367,643
		6,968,207
Biotechnology — 1.9%
Amgen, Inc.	6,705	1,553,280
Biogen, Inc.†	3,312	893,776
Bio-Rad Laboratories, Inc., Class A†	372	177,756
Corteva, Inc.	9,588	597,237
Exelixis, Inc.†	17,733	302,880
Gilead Sciences, Inc.	18,145	1,461,217
Incyte Corp.†	10,830	833,693
Moderna, Inc.†	4,053	562,597
Regeneron Pharmaceuticals, Inc.†	1,411	1,072,953
Royalty Pharma PLC, Class A	4,546	162,974
Seagen, Inc.†	968	173,940
United Therapeutics Corp.†	2,943	724,096
Vertex Pharmaceuticals, Inc.†	4,686	1,360,299
		9,876,698
Building Materials — 0.9%
Builders FirstSource, Inc.†	11,467	972,172
Carrier Global Corp.	6,799	306,159
Eagle Materials, Inc.	536	75,212
Johnson Controls International PLC	2,769	173,672
Lennox International, Inc.	1,638	417,412

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Louisiana-Pacific Corp.	7,101	$ 415,479
Martin Marietta Materials, Inc.	470	169,139
Masco Corp.	11,900	623,917
MDU Resources Group, Inc.	9,240	294,294
Owens Corning	7,543	737,630
Trane Technologies PLC	1,657	306,495
Trex Co., Inc.†	5,426	277,431
Vulcan Materials Co.	1,198	216,730
		4,985,742
Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,015	290,270
Albemarle Corp.	1,327	337,469
Celanese Corp.	1,819	211,422
CF Industries Holdings, Inc.	4,102	352,321
Chemours Co.	11,238	384,115
Dow, Inc.	11,749	672,043
DuPont de Nemours, Inc.	2,617	191,120
Eastman Chemical Co.	1,512	128,822
Ecolab, Inc.	1,219	194,272
FMC Corp.	1,603	207,027
Huntsman Corp.	4,439	130,240
International Flavors & Fragrances, Inc.	1,246	116,127
Linde PLC	2,934	1,022,118
LyondellBasell Industries NV, Class A	3,599	345,468
Mosaic Co.	8,152	433,605
NewMarket Corp.	493	169,346
Olin Corp.	7,094	409,678
PPG Industries, Inc.	927	122,420
RPM International, Inc.	5,109	452,811
Sherwin-Williams Co.	2,998	663,607
Valvoline, Inc.	2,172	76,454
Westlake Corp.	5,320	633,825
		7,544,580
Commercial Services — 2.2%
ADT, Inc.	53,301	401,889
Automatic Data Processing, Inc.	3,919	861,474
Booz Allen Hamilton Holding Corp.	2,383	225,742
Cintas Corp.	1,542	676,121
Equifax, Inc.	708	143,391
Euronet Worldwide, Inc.†	4,251	462,721
FleetCor Technologies, Inc.†	1,809	388,555
FTI Consulting, Inc.†	1,535	281,995
Gartner, Inc.†	3,580	1,173,560
Global Payments, Inc.	4,763	534,409
Grand Canyon Education, Inc.†	5,949	673,962
GXO Logistics, Inc.†	3,447	170,868
H&R Block, Inc.	14,763	543,278
ManpowerGroup, Inc.	5,400	458,352
MarketAxess Holdings, Inc.	347	118,483
Moody's Corp.	3,179	922,387
Morningstar, Inc.	492	102,006
PayPal Holdings, Inc.†	6,661	490,250
Quanta Services, Inc.	1,837	296,492
Robert Half International, Inc.	10,430	840,867
Rollins, Inc.	19,183	675,242
S&P Global, Inc.	1,113	379,756
Service Corp. International	4,603	310,840
U-Haul Holding Co.	2,493	138,686
United Rentals, Inc.	287	134,468
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Verisk Analytics, Inc.	1,221	$ 208,925
WEX, Inc.†	637	122,820
		11,737,539
Computers — 7.8%
Accenture PLC, Class A	10,070	2,674,088
Amdocs, Ltd.	11,272	1,032,628
Apple, Inc.	188,183	27,740,056
CACI International, Inc., Class A†	2,604	762,972
Cognizant Technology Solutions Corp., Class A	16,965	1,062,518
Dell Technologies, Inc., Class C	4,233	172,029
DXC Technology Co.†	29,627	821,853
EPAM Systems, Inc.†	1,231	378,717
Fortinet, Inc.†	14,383	854,926
Genpact, Ltd.	19,906	950,113
Hewlett Packard Enterprise Co.	42,828	668,545
HP, Inc.	20,380	601,618
International Business Machines Corp.	10,598	1,370,321
Leidos Holdings, Inc.	3,080	298,976
NCR Corp.†	29,037	741,315
NetApp, Inc.	6,713	433,324
Pure Storage, Inc., Class A†	10,699	305,349
Science Applications International Corp.	5,245	559,327
Western Digital Corp.†	7,033	270,630
		41,699,305
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	16,341	1,197,795
Coty, Inc., Class A†	24,673	278,805
Estee Lauder Cos., Inc., Class A	4,510	1,096,155
Procter & Gamble Co.	28,617	3,936,555
		6,509,310
Distribution/Wholesale — 1.0%
Copart, Inc.†	2,336	164,595
Fastenal Co.	19,985	1,030,427
LKQ Corp.	18,871	1,081,120
Pool Corp.	1,561	557,058
Univar Solutions, Inc.†	13,088	454,808
Watsco, Inc.	2,482	756,290
WW Grainger, Inc.	2,133	1,425,761
		5,470,059
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	1,593	253,940
Ally Financial, Inc.	15,569	467,848
American Express Co.	4,554	792,350
Ameriprise Financial, Inc.	2,740	939,464
Apollo Global Management, Inc.	2,927	207,524
BlackRock, Inc.	971	669,437
Capital One Financial Corp.	6,634	723,637
Cboe Global Markets, Inc.	1,639	206,793
Charles Schwab Corp.	11,218	874,107
CME Group, Inc.	1,915	354,964
Credit Acceptance Corp.†	376	167,072
Discover Financial Services	3,902	437,024
Evercore, Inc., Class A	4,663	611,692
Interactive Brokers Group, Inc., Class A	1,068	91,965
Intercontinental Exchange, Inc.	2,751	280,052
Invesco, Ltd.	25,528	450,825
Janus Henderson Group PLC	6,080	166,957
Jefferies Financial Group, Inc.	22,096	835,008
Lazard, Ltd., Class A	12,212	456,240
LPL Financial Holdings, Inc.	3,763	939,094

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Mastercard, Inc., Class A	8,392	$ 2,981,594
Nasdaq, Inc.	4,405	246,944
OneMain Holdings, Inc.	14,182	611,102
Raymond James Financial, Inc.	3,901	423,102
Rocket Cos., Inc., Class A	14,944	117,460
SEI Investments Co.	7,031	423,618
Stifel Financial Corp.	4,678	312,631
Synchrony Financial	13,459	480,621
T. Rowe Price Group, Inc.	5,170	580,488
Tradeweb Markets, Inc., Class A	3,352	237,623
Virtu Financial, Inc., Class A	20,355	374,125
Visa, Inc., Class A	13,540	2,977,988
Western Union Co.	22,518	291,833
		19,985,122
Electric — 2.1%
AES Corp.	8,030	198,180
Alliant Energy Corp.	4,577	234,663
Ameren Corp.	3,279	271,206
American Electric Power Co., Inc.	5,099	448,559
Avangrid, Inc.#	4,071	158,891
CenterPoint Energy, Inc.	9,056	251,938
CMS Energy Corp.	4,381	258,348
Consolidated Edison, Inc.	4,922	439,781
Constellation Energy Corp.	4,210	315,287
Dominion Energy, Inc.	5,593	311,083
DTE Energy Co.	2,362	259,135
Duke Energy Corp.	7,462	703,368
Edison International	4,460	295,297
Entergy Corp.	2,252	231,663
Evergy, Inc.	4,647	273,290
Eversource Energy	3,103	233,842
Exelon Corp.	12,423	501,765
FirstEnergy Corp.	9,439	373,218
Hawaiian Electric Industries, Inc.	6,112	247,230
IDACORP, Inc.	2,125	219,725
NextEra Energy, Inc.	11,742	834,034
NRG Energy, Inc.	29,834	978,257
OGE Energy Corp.	6,161	220,071
PG&E Corp.†	8,152	127,334
Pinnacle West Capital Corp.	2,643	194,736
PPL Corp.	10,931	295,902
Public Service Enterprise Group, Inc.	5,020	303,359
Sempra Energy	2,813	421,838
Southern Co.	9,840	620,511
Vistra Corp.	24,173	531,564
WEC Energy Group, Inc.	3,111	275,821
Xcel Energy, Inc.	5,120	330,598
		11,360,494
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	4,700	911,612
AMETEK, Inc.	3,018	427,228
Emerson Electric Co.	3,574	295,606
Littelfuse, Inc.	513	132,728
		1,767,174
Electronics — 1.3%
Agilent Technologies, Inc.	3,892	552,547
Allegion PLC	1,934	217,981
Amphenol Corp., Class A	4,845	375,585
Arrow Electronics, Inc.†	2,374	280,108
Avnet, Inc.	5,225	233,610
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Fortive Corp.	3,978	$ 265,174
Garmin, Ltd.	2,436	239,045
Honeywell International, Inc.	4,142	793,110
Hubbell, Inc.	1,522	382,844
Jabil, Inc.	2,549	211,644
Keysight Technologies, Inc.†	4,570	731,017
Mettler-Toledo International, Inc.†	703	1,007,898
National Instruments Corp.	15,777	796,896
nVent Electric PLC	7,973	365,482
Sensata Technologies Holding PLC	4,742	239,850
TD SYNNEX Corp.	1,855	179,045
Trimble, Inc.†	1,673	87,096
		6,958,932
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	687	144,634
First Solar, Inc.†	653	110,448
		255,082
Engineering & Construction — 0.3%
AECOM	8,900	768,604
Jacobs Solutions, Inc.	2,046	244,497
MasTec, Inc.†	5,884	574,984
		1,588,085
Entertainment — 0.2%
Madison Square Garden Sports Corp.	1,303	249,056
Marriott Vacations Worldwide Corp.	3,363	514,505
Penn Entertainment, Inc.†	13,232	403,973
Vail Resorts, Inc.	429	100,167
		1,267,701
Environmental Control — 0.3%
Pentair PLC	6,924	387,329
Republic Services, Inc.	3,350	431,915
Stericycle, Inc.†	2,453	116,959
Waste Management, Inc.	4,296	643,369
		1,579,572
Food — 2.4%
Albertsons Cos., Inc., Class A	44,777	890,167
Campbell Soup Co.	5,454	286,444
Conagra Brands, Inc.	13,301	484,289
Flowers Foods, Inc.	34,129	951,517
General Mills, Inc.	7,709	612,943
Grocery Outlet Holding Corp.†	3,845	104,007
Hershey Co.	4,715	1,123,679
Hormel Foods Corp.	6,242	277,020
Ingredion, Inc.	4,950	492,030
J.M. Smucker Co.	4,333	640,807
Kellogg Co.	4,766	314,270
Kraft Heinz Co.	21,859	851,190
Kroger Co.	38,900	1,678,146
Lamb Weston Holdings, Inc.	2,997	301,618
McCormick & Co., Inc.	3,526	262,052
Mondelez International, Inc., Class A	10,913	711,309
Performance Food Group Co.†	1,676	94,845
Pilgrim's Pride Corp.†	24,063	562,834
Post Holdings, Inc.†	8,167	734,703
Seaboard Corp.	44	173,799
Sysco Corp.	5,966	444,885
Tyson Foods, Inc., Class A	11,613	687,954
		12,680,508

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Service — 0.0%
Aramark	3,278	$ 120,630
Forest Products & Paper — 0.0%
International Paper Co.	5,247	190,938
Gas — 0.3%
Atmos Energy Corp.	2,375	267,924
National Fuel Gas Co.	3,650	209,072
NiSource, Inc.	8,506	233,320
UGI Corp.	23,254	865,746
		1,576,062
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	4,126	692,879
MSA Safety, Inc.	1,538	206,630
Regal Rexnord Corp.	1,196	188,538
Snap-on, Inc.	2,276	565,996
		1,654,043
Healthcare-Products — 2.8%
Abbott Laboratories	17,569	1,787,119
Align Technology, Inc.†	1,237	382,852
Avantor, Inc.†	4,963	120,948
Baxter International, Inc.	4,167	166,472
Bio-Techne Corp.	1,592	115,643
Boston Scientific Corp.†	9,422	440,196
Bruker Corp.	2,458	169,405
Cooper Cos., Inc.	683	223,321
Danaher Corp.	5,792	1,433,694
DENTSPLY SIRONA, Inc.	5,037	191,759
Edwards Lifesciences Corp.†	9,269	745,598
Enovis Corp.†	1,979	114,030
Envista Holdings Corp.†	5,042	194,924
GE HealthCare Technologies, Inc.†	2,985	226,860
Globus Medical, Inc., Class A†	3,001	175,078
Hologic, Inc.†	10,744	855,652
IDEXX Laboratories, Inc.†	2,324	1,099,810
Insulet Corp.†	598	165,263
Intuitive Surgical, Inc.†	646	148,186
Medtronic PLC	6,638	549,626
Novocure, Ltd.†	1,124	86,514
Penumbra, Inc.†	488	126,875
PerkinElmer, Inc.	3,739	465,767
QIAGEN NV†	6,756	310,438
QuidelOrtho Corp.†	1,581	137,452
ResMed, Inc.	2,298	489,474
STERIS PLC	942	177,124
Stryker Corp.	1,603	421,397
Tandem Diabetes Care, Inc.†	2,347	84,163
Teleflex, Inc.	562	133,885
Thermo Fisher Scientific, Inc.	3,922	2,124,783
Waters Corp.†	2,033	632,039
West Pharmaceutical Services, Inc.	854	270,744
Zimmer Biomet Holdings, Inc.	1,012	125,357
		14,892,448
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	2,391	173,371
Amedisys, Inc.†	2,951	271,344
Centene Corp.†	16,520	1,129,968
Charles River Laboratories International, Inc.†	986	216,269
Chemed Corp.	1,548	807,406
DaVita, Inc.†	3,383	278,286
Elevance Health, Inc.	4,457	2,093,319
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Encompass Health Corp.	2,379	$ 134,461
HCA Healthcare, Inc.	2,521	613,737
Humana, Inc.	1,977	978,655
IQVIA Holdings, Inc.†	1,636	341,057
Laboratory Corp. of America Holdings	3,565	853,318
Molina Healthcare, Inc.†	2,153	592,786
Quest Diagnostics, Inc.	5,363	742,025
Syneos Health, Inc.†	16,290	655,184
UnitedHealth Group, Inc.	12,720	6,053,957
Universal Health Services, Inc., Class B	1,879	250,978
		16,186,121
Home Builders — 0.5%
D.R. Horton, Inc.	1,487	137,518
Lennar Corp., Class A	5,960	576,570
Lennar Corp., Class B	5,027	410,505
NVR, Inc.†	32	165,556
PulteGroup, Inc.	4,256	232,675
Thor Industries, Inc.	5,543	504,358
Toll Brothers, Inc.	10,013	600,179
		2,627,361
Home Furnishings — 0.3%
Dolby Laboratories, Inc., Class A	6,326	520,503
Tempur Sealy International, Inc.	11,995	512,666
Whirlpool Corp.	2,127	293,484
		1,326,653
Household Products/Wares — 0.4%
Avery Dennison Corp.	887	161,603
Church & Dwight Co., Inc.	4,268	357,573
Clorox Co.	3,758	584,143
Kimberly-Clark Corp.	4,920	615,246
Reynolds Consumer Products, Inc.	7,431	203,907
		1,922,472
Insurance — 4.2%
Aflac, Inc.	9,153	623,777
Allstate Corp.	3,469	446,738
American Financial Group, Inc.	2,300	308,453
Aon PLC, Class A	2,500	760,125
Arch Capital Group, Ltd.†	5,599	391,930
Arthur J. Gallagher & Co.	3,913	733,101
Assurant, Inc.	1,489	189,684
Assured Guaranty, Ltd.	3,132	195,468
Axis Capital Holdings, Ltd.	3,456	209,848
Berkshire Hathaway, Inc., Class B†	17,990	5,490,188
Brighthouse Financial, Inc.†	5,025	290,596
Brown & Brown, Inc.	5,466	306,479
Chubb, Ltd.	4,387	925,745
Cincinnati Financial Corp.	1,996	240,917
CNA Financial Corp.	6,217	272,180
Equitable Holdings, Inc.	6,909	217,081
Erie Indemnity Co., Class A	1,344	316,364
Everest Re Group, Ltd.	674	258,796
F&G Annuities & Life, Inc.	4,758	96,920
Fidelity National Financial, Inc.	9,799	390,588
First American Financial Corp.	8,486	481,835
Globe Life, Inc.	1,991	242,285
Hanover Insurance Group, Inc.	1,845	257,341
Hartford Financial Services Group, Inc.	5,470	428,192
Loews Corp.	6,247	381,629
Markel Corp.†	189	251,344
Marsh & McLennan Cos., Inc.	6,495	1,053,099

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	12,699	$ 910,899
MGIC Investment Corp.	11,437	157,373
Old Republic International Corp.	20,062	529,035
Primerica, Inc.	749	143,763
Principal Financial Group, Inc.	4,995	447,352
Progressive Corp.	7,044	1,010,955
Prudential Financial, Inc.	4,714	471,400
Reinsurance Group of America, Inc.	1,067	154,149
RenaissanceRe Holdings, Ltd.	1,250	268,625
Ryan Specialty Holdings, Inc.#†	3,509	147,799
Travelers Cos., Inc.	3,861	714,748
Unum Group	11,560	514,998
Voya Financial, Inc.#	4,478	333,566
W.R. Berkley Corp.	3,842	254,302
White Mountains Insurance Group, Ltd.	196	282,940
Willis Towers Watson PLC	965	226,157
		22,328,764
Internet — 6.5%
Alphabet, Inc., Class A†	77,399	6,970,554
Alphabet, Inc., Class C†	69,083	6,238,195
Amazon.com, Inc.†	104,870	9,881,900
Booking Holdings, Inc.†	237	598,188
CDW Corp.	2,743	555,238
eBay, Inc.	6,857	314,736
Etsy, Inc.†	2,814	341,648
Expedia Group, Inc.†	1,582	172,390
F5, Inc.†	2,299	328,711
Gen Digital, Inc.	13,369	260,829
GoDaddy, Inc., Class A†	4,241	321,086
Match Group, Inc.†	3,280	135,858
Meta Platforms, Inc., Class A†	30,609	5,354,738
Netflix, Inc.†	1,522	490,282
Palo Alto Networks, Inc.†	3,329	627,084
Pinterest, Inc., Class A†	11,825	296,926
Spotify Technology SA†	1,251	145,491
VeriSign, Inc.†	4,199	826,489
Wayfair, Inc., Class A†	3,500	141,715
Zillow Group, Inc., Class A†	8,302	343,288
Zillow Group, Inc., Class C†	8,704	365,568
		34,710,914
Iron/Steel — 0.7%
Cleveland-Cliffs, Inc.†	20,348	434,023
Nucor Corp.	5,025	841,386
Reliance Steel & Aluminum Co.	4,946	1,225,817
Steel Dynamics, Inc.	6,177	778,981
United States Steel Corp.	19,751	604,973
		3,885,180
Leisure Time — 0.2%
Harley-Davidson, Inc.	14,710	699,461
Polaris, Inc.	1,271	144,576
YETI Holdings, Inc.†	2,498	97,372
		941,409
Lodging — 0.3%
Boyd Gaming Corp.	7,007	456,366
Choice Hotels International, Inc.	747	88,415
Hilton Worldwide Holdings, Inc.	1,607	232,227
Marriott International, Inc., Class A	1,029	174,148
MGM Resorts International	7,404	318,446
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Travel & Leisure Co.	4,408	$ 184,916
Wyndham Hotels & Resorts, Inc.	1,614	124,310
		1,578,828
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	3,068	734,940
Oshkosh Corp.	7,564	674,633
		1,409,573
Machinery-Diversified — 1.1%
Cognex Corp.	4,077	193,331
Deere & Co.	1,522	638,083
Dover Corp.	2,414	361,859
Esab Corp.	10,317	605,092
Gates Industrial Corp. PLC†	44,477	624,457
Graco, Inc.	7,097	493,525
IDEX Corp.	1,139	256,252
Ingersoll Rand, Inc.	6,205	360,324
Middleby Corp.†	1,979	307,715
Nordson Corp.	1,533	336,708
Otis Worldwide Corp.	7,320	619,418
Rockwell Automation, Inc.	350	103,226
Toro Co.	4,273	471,910
Westinghouse Air Brake Technologies Corp.	5,002	521,859
Xylem, Inc.	818	83,968
		5,977,727
Media — 2.0%
Cable One, Inc.	138	95,304
Charter Communications, Inc., Class A†	1,347	495,171
Comcast Corp., Class A	43,580	1,619,868
FactSet Research Systems, Inc.	1,505	623,898
Fox Corp., Class A	18,887	661,423
Fox Corp., Class B	18,427	594,271
Liberty Broadband Corp., Class A†	1,541	133,651
Liberty Broadband Corp., Class C†	1,744	151,152
Liberty Media Corp.-Liberty Formula One, Series A†	4,661	283,202
Liberty Media Corp.-Liberty Formula One, Series C†	6,698	454,593
Liberty Media Corp.-Liberty SiriusXM, Series A†	15,012	486,239
Liberty Media Corp.-Liberty SiriusXM, Series C†	15,662	504,630
New York Times Co., Class A	7,634	293,909
News Corp., Class A	25,911	444,374
News Corp., Class B	27,148	468,574
Nexstar Media Group, Inc.	4,359	810,338
Sirius XM Holdings, Inc.	95,215	417,994
Walt Disney Co.†	8,998	896,291
Warner Bros. Discovery, Inc.†	36,862	575,784
World Wrestling Entertainment, Inc., Class A#	5,282	443,688
		10,454,354
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	107,186
Timken Co.	2,712	231,740
Valmont Industries, Inc.	640	203,091
		542,017
Mining — 0.1%
Alcoa Corp.	5,326	260,654
Freeport-McMoRan, Inc.	9,342	382,742
Newmont Corp.	1,849	80,635
		724,031
Miscellaneous Manufacturing — 1.1%
3M Co.	6,953	749,116

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
A.O. Smith Corp.	5,563	$ 365,100
Carlisle Cos., Inc.	1,773	457,824
Donaldson Co., Inc.	7,867	497,588
Eaton Corp. PLC	3,577	625,725
General Electric Co.	8,957	758,747
Illinois Tool Works, Inc.	3,411	795,309
ITT, Inc.	1,093	99,343
Parker-Hannifin Corp.	1,752	616,441
Teledyne Technologies, Inc.†	432	185,790
Textron, Inc.	9,466	686,569
		5,837,552
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,111	333,578
Oil & Gas — 2.9%
Antero Resources Corp.†	5,515	144,493
APA Corp.	10,081	386,909
Chesapeake Energy Corp.	1,050	84,851
Chevron Corp.	18,419	2,961,223
ConocoPhillips	11,732	1,212,502
Coterra Energy, Inc.	4,985	124,475
Devon Energy Corp.	4,936	266,149
Diamondback Energy, Inc.	1,580	222,116
EOG Resources, Inc.	4,019	454,227
EQT Corp.	4,844	160,724
Exxon Mobil Corp.	43,043	4,730,856
Hess Corp.	1,479	199,221
HF Sinclair Corp.	5,935	295,088
Marathon Oil Corp.	22,003	553,376
Marathon Petroleum Corp.	7,812	965,563
Occidental Petroleum Corp.	9,702	568,149
Ovintiv, Inc.	4,126	176,469
PDC Energy, Inc.	3,199	214,685
Phillips 66	7,028	720,792
Pioneer Natural Resources Co.	1,267	253,920
Texas Pacific Land Corp.	42	74,768
Valero Energy Corp.	6,145	809,481
Vitesse Energy, Inc.†	2,600	45,214
		15,625,251
Oil & Gas Services — 0.2%
Baker Hughes Co.	4,691	143,544
Halliburton Co.	7,195	260,675
NOV, Inc.	9,061	198,255
Schlumberger NV	6,733	358,263
		960,737
Packaging & Containers — 0.5%
Amcor PLC	15,603	173,817
AptarGroup, Inc.	1,807	210,913
Ardagh Group SA#†	10,044	121,030
Berry Global Group, Inc.	5,216	323,914
Crown Holdings, Inc.	1,236	106,926
Graphic Packaging Holding Co.	9,181	218,508
Packaging Corp. of America	1,711	233,928
Sealed Air Corp.	2,617	127,238
Silgan Holdings, Inc.	7,815	417,321
Sonoco Products Co.	3,817	225,432
WestRock Co.	12,819	402,517
		2,561,544
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.7%
AbbVie, Inc.	24,468	$ 3,765,625
AmerisourceBergen Corp.	3,098	481,925
Becton Dickinson & Co.	1,908	447,521
Bristol-Myers Squibb Co.	30,906	2,131,278
Cardinal Health, Inc.	9,632	729,239
Cigna Group	5,451	1,592,237
CVS Health Corp.	23,174	1,935,956
Dexcom, Inc.†	1,086	120,557
Elanco Animal Health, Inc.†	41,888	480,455
Eli Lilly & Co.	10,497	3,266,876
Henry Schein, Inc.†	10,640	833,218
Jazz Pharmaceuticals PLC†	4,182	587,153
Johnson & Johnson	34,931	5,353,525
McKesson Corp.	2,711	948,335
Merck & Co., Inc.	26,162	2,779,451
Neurocrine Biosciences, Inc.†	959	98,873
Perrigo Co. PLC	6,492	244,684
Pfizer, Inc.	61,426	2,492,053
Premier, Inc., Class A	5,730	184,449
Viatris, Inc.	83,663	953,758
Zoetis, Inc.	4,862	811,954
		30,239,122
Pipelines — 0.5%
Antero Midstream Corp.	20,176	212,655
Cheniere Energy, Inc.	4,706	740,442
DT Midstream, Inc.	2,453	123,141
Kinder Morgan, Inc.	18,697	318,971
New Fortress Energy, Inc.#	2,349	77,494
ONEOK, Inc.	3,067	200,735
Targa Resources Corp.	8,625	639,112
Williams Cos., Inc.	11,241	338,354
		2,650,904
Private Equity — 0.2%
Ares Management Corp., Class A	2,488	200,607
Blackstone, Inc.	7,912	718,410
Carlyle Group, Inc.	5,454	187,618
		1,106,635
Real Estate — 0.2%
CBRE Group, Inc., Class A†	9,202	783,458
Jones Lang LaSalle, Inc.†	2,866	500,003
		1,283,461
REITS — 2.1%
AGNC Investment Corp.#	15,554	169,072
Alexandria Real Estate Equities, Inc.	1,373	205,648
American Homes 4 Rent, Class A	5,902	183,080
American Tower Corp.	2,026	401,168
Americold Realty Trust, Inc.	7,157	210,416
Annaly Capital Management, Inc.	13,236	273,721
Apartment Income REIT Corp.	2,774	104,857
AvalonBay Communities, Inc.	1,276	220,136
Brixmor Property Group, Inc.	8,790	199,006
Camden Property Trust	2,323	266,587
Cousins Properties, Inc.	6,210	152,083
Crown Castle, Inc.	1,839	240,449
CubeSmart	4,544	213,523
Digital Realty Trust, Inc.	1,468	153,010
Douglas Emmett, Inc.	12,826	181,231
EPR Properties	4,627	188,967
Equinix, Inc.	344	236,765
Equity LifeStyle Properties, Inc.	3,264	223,617

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Equity Residential	2,967	$ 185,497
Essex Property Trust, Inc.	762	173,782
Extra Space Storage, Inc.	962	158,393
First Industrial Realty Trust, Inc.	3,633	191,641
Gaming & Leisure Properties, Inc.	4,746	255,714
Healthcare Realty Trust, Inc.	4,356	84,942
Healthpeak Properties, Inc.	4,405	105,984
Highwoods Properties, Inc.	6,468	171,402
Host Hotels & Resorts, Inc.	15,374	258,283
Hudson Pacific Properties, Inc.	36,740	339,110
Invitation Homes, Inc.	6,616	206,816
Iron Mountain, Inc.	6,023	317,713
JBG SMITH Properties	5,916	102,051
Kilroy Realty Corp.	4,058	146,169
Lamar Advertising Co., Class A	1,391	145,443
Life Storage, Inc.	1,487	179,213
Medical Properties Trust, Inc.#	6,494	66,888
Mid-America Apartment Communities, Inc.	1,237	198,044
National Retail Properties, Inc.	3,170	143,664
Park Hotels & Resorts, Inc.	23,986	329,808
Prologis, Inc.	2,930	361,562
Public Storage	1,082	323,464
Rayonier, Inc.	4,068	136,603
Realty Income Corp.	4,794	306,576
Regency Centers Corp.	2,705	170,145
Rexford Industrial Realty, Inc.	3,086	186,580
Rithm Capital Corp.	25,187	229,202
SBA Communications Corp.	499	129,416
Simon Property Group, Inc.	1,071	130,758
SL Green Realty Corp.#	3,834	130,548
Starwood Property Trust, Inc.	6,258	119,903
Sun Communities, Inc.	1,424	203,831
UDR, Inc.	4,926	211,030
VICI Properties, Inc.	9,731	326,280
Vornado Realty Trust	7,287	144,137
Welltower, Inc.	2,773	205,535
Weyerhaeuser Co.	8,324	260,125
WP Carey, Inc.	2,677	217,265
		11,376,853
Retail — 7.2%
Advance Auto Parts, Inc.	3,593	520,841
AutoNation, Inc.†	10,335	1,410,831
AutoZone, Inc.†	752	1,869,878
Bath & Body Works, Inc.	13,167	538,135
Best Buy Co., Inc.	8,259	686,405
Burlington Stores, Inc.†	1,088	233,104
Casey's General Stores, Inc.	3,951	821,610
Chipotle Mexican Grill, Inc.†	77	114,813
Costco Wholesale Corp.	4,925	2,384,587
Darden Restaurants, Inc.	1,737	248,374
Dick's Sporting Goods, Inc.	5,664	728,560
Dollar General Corp.	3,903	844,219
Dollar Tree, Inc.†	4,700	682,816
Domino's Pizza, Inc.	1,977	581,258
Floor & Decor Holdings, Inc., Class A†	1,674	153,690
GameStop Corp., Class A#†	5,620	108,073
Gap, Inc.	18,446	239,982
Genuine Parts Co.	7,357	1,301,159
Home Depot, Inc.	13,436	3,984,311
Kohl's Corp.	11,845	332,134
Leslie's, Inc.†	29,890	376,913
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lithia Motors, Inc.	852	$ 217,413
Lowe's Cos., Inc.	11,970	2,462,827
Lululemon Athletica, Inc.†	2,087	645,300
Macy's, Inc.	32,625	667,508
McDonald's Corp.	5,758	1,519,594
MSC Industrial Direct Co., Inc., Class A	7,723	652,748
Nordstrom, Inc.#	7,326	142,710
O'Reilly Automotive, Inc.†	2,229	1,850,293
Penske Automotive Group, Inc.	9,726	1,402,003
Petco Health & Wellness Co., Inc.#†	11,806	121,602
Ross Stores, Inc.	1,294	143,039
Starbucks Corp.	5,327	543,833
Target Corp.	6,673	1,124,401
TJX Cos., Inc.	8,720	667,952
Tractor Supply Co.	5,245	1,223,449
Ulta Beauty, Inc.†	1,545	801,546
Victoria's Secret & Co.†	4,389	173,980
Walgreens Boots Alliance, Inc.	14,275	507,191
Walmart, Inc.	23,787	3,380,846
Wendy's Co.	4,185	91,903
Williams-Sonoma, Inc.	5,638	704,299
Yum! Brands, Inc.	7,732	983,201
		38,189,331
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	17,008	151,031
TFS Financial Corp.	9,616	139,336
		290,367
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	13,854	1,088,647
Allegro MicroSystems, Inc.†	11,893	519,486
Analog Devices, Inc.	3,966	727,642
Applied Materials, Inc.	13,772	1,599,618
Broadcom, Inc.	4,899	2,911,427
Cirrus Logic, Inc.†	11,371	1,168,370
Intel Corp.	28,841	719,006
KLA Corp.	2,046	776,212
Lam Research Corp.	1,531	744,081
Marvell Technology, Inc.	3,345	151,027
Microchip Technology, Inc.	6,006	486,666
Micron Technology, Inc.	12,385	716,101
MKS Instruments, Inc.	4,448	431,145
Monolithic Power Systems, Inc.	956	462,981
NVIDIA Corp.	26,933	6,252,765
ON Semiconductor Corp.†	16,390	1,268,750
Qorvo, Inc.†	3,734	376,723
QUALCOMM, Inc.	15,866	1,959,927
Skyworks Solutions, Inc.	3,097	345,532
Teradyne, Inc.	6,362	643,453
Texas Instruments, Inc.	12,090	2,072,831
		25,422,390
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	451,920
Software — 8.6%
Activision Blizzard, Inc.	3,046	232,258
Adobe, Inc.†	6,148	1,991,645
Akamai Technologies, Inc.†	4,818	349,787
ANSYS, Inc.†	308	93,512
AppLovin Corp., Class A†	62,176	839,376
Atlassian Corp., Class A†	2,978	489,375
Autodesk, Inc.†	2,759	548,186

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Black Knight, Inc.†	2,817	$ 167,893
Broadridge Financial Solutions, Inc.	1,852	260,725
Cadence Design Systems, Inc.†	6,631	1,279,385
Concentrix Corp.	5,016	686,389
Datadog, Inc., Class A†	972	74,377
DocuSign, Inc.†	3,787	232,332
Dropbox, Inc., Class A†	30,409	620,344
Electronic Arts, Inc.	4,681	519,310
Fair Isaac Corp.†	1,588	1,075,695
Fidelity National Information Services, Inc.	8,517	539,722
Fiserv, Inc.†	8,901	1,024,416
Guidewire Software, Inc.†	2,103	147,652
HubSpot, Inc.†	1,064	411,619
Informatica, Inc., Class A#†	6,332	109,227
Intuit, Inc.	2,797	1,138,883
Jack Henry & Associates, Inc.	3,021	496,169
Manhattan Associates, Inc.†	4,155	597,281
Microsoft Corp.	91,897	22,920,950
MSCI, Inc.	174	90,854
New Relic, Inc.†	2,559	186,730
Nutanix, Inc., Class A†	14,188	400,811
Oracle Corp.	8,688	759,331
Paychex, Inc.	4,427	488,741
Pegasystems, Inc.	4,890	226,798
Playtika Holding Corp.†	32,146	308,602
PTC, Inc.†	734	91,992
RingCentral, Inc., Class A†	1,914	63,239
Roper Technologies, Inc.	717	308,453
Salesforce, Inc.†	7,344	1,201,552
ServiceNow, Inc.†	2,020	872,983
Smartsheet, Inc., Class A†	3,056	134,525
SS&C Technologies Holdings, Inc.	12,937	759,402
Synopsys, Inc.†	2,382	866,476
Teradata Corp.†	25,032	1,020,304
Tyler Technologies, Inc.†	207	66,499
VMware, Inc., Class A†	4,329	476,753
Workday, Inc., Class A†	1,335	247,602
Zoom Video Communications, Inc., Class A†	2,623	195,650
		45,613,805
Telecommunications — 1.6%
Arista Networks, Inc.†	3,060	424,422
AT&T, Inc.	74,485	1,408,511
Ciena Corp.†	4,041	194,857
Cisco Systems, Inc.	48,058	2,326,968
Corning, Inc.	5,613	190,561
Juniper Networks, Inc.	10,290	316,726
Lumen Technologies, Inc.	68,133	231,652
Motorola Solutions, Inc.	2,807	737,708
T-Mobile US, Inc.†	3,836	545,403
Ubiquiti, Inc.#	2,070	555,381
Verizon Communications, Inc.	39,776	1,543,707
		8,475,896
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,396	131,804
Mattel, Inc.†	21,632	389,160
		520,964
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	6,193	619,052
Security Description	Shares or Principal Amount	Value

Transportation (continued)
CSX Corp.	13,194	$ 402,285
Expeditors International of Washington, Inc.	4,830	505,025
FedEx Corp.	3,418	694,606
JB Hunt Transport Services, Inc.	1,401	253,287
Kirby Corp.†	5,995	434,817
Knight-Swift Transportation Holdings, Inc.	16,794	954,571
Landstar System, Inc.	4,692	848,267
Norfolk Southern Corp.	1,281	287,994
Old Dominion Freight Line, Inc.	1,356	460,037
RXO, Inc.†	8,982	184,760
Schneider National, Inc., Class B	10,400	291,824
Union Pacific Corp.	3,884	805,075
United Parcel Service, Inc., Class B	6,371	1,162,644
XPO, Inc.†	5,709	190,452
		8,094,696
Water — 0.1%
American Water Works Co., Inc.	1,828	256,615
Essential Utilities, Inc.	4,808	205,686
		462,301
Total Common Stocks (cost $451,946,447)		516,324,706
UNAFFILIATED INVESTMENT COMPANIES — 2.6%
Vanguard Russell 1000 ETF # (cost $13,985,354)	77,169	13,986,109
Total Long-Term Investment Securities (cost $465,931,801)		530,310,815
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2) (cost $3,490,720)	3,490,720	3,490,720
TOTAL INVESTMENTS (cost $469,422,521)	100.3%	533,801,535
Other assets less liabilities	(0.3)	(1,848,565)
NET ASSETS	100.0%	$531,952,970
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $4,589,680. This was secured by collateral of $3,490,720, which was received in cash and subsequently invested in short-term investments currently valued at $3,490,720 as reported in the Portfolio of Investments. Additional collateral of $1,258,130 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$2,543
United States Treasury Bills	0.00%	04/06/2023 to 12/28/2023	85,393
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	1,170,194
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$516,324,706	$—	$—	$516,324,706
Unaffiliated Investment Companies	13,986,109	—	—	13,986,109
Short-Term Investments	3,490,720	—	—	3,490,720
Total Investments at Value	$533,801,535	$—	$—	$533,801,535
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 1.2%
Omnicom Group, Inc.	59,195	$ 5,361,291
Aerospace/Defense — 2.6%
General Dynamics Corp.	16,315	3,718,352
Raytheon Technologies Corp.	70,594	6,924,565
TransDigm Group, Inc.	1,403	1,043,650
		11,686,567
Agriculture — 1.0%
Altria Group, Inc.	35,714	1,658,201
Philip Morris International, Inc.	30,822	2,998,981
		4,657,182
Airlines — 0.2%
American Airlines Group, Inc.†	56,452	902,103
Apparel — 0.2%
Capri Holdings, Ltd.†	15,245	755,695
Auto Manufacturers — 0.1%
Cummins, Inc.	1,808	439,489
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	45,547	2,290,103
Banks — 8.4%
Bank of New York Mellon Corp.	54,155	2,755,406
Citigroup, Inc.	131,804	6,681,145
Cullen/Frost Bankers, Inc.	20,242	2,668,301
East West Bancorp, Inc.	43,968	3,350,801
JPMorgan Chase & Co.	94,464	13,541,414
M&T Bank Corp.	13,980	2,170,954
State Street Corp.	21,560	1,911,941
US Bancorp	80,876	3,860,212
Webster Financial Corp.	19,333	1,026,969
		37,967,143
Beverages — 1.2%
PepsiCo, Inc.	31,181	5,410,839
Biotechnology — 1.2%
United Therapeutics Corp.†	7,257	1,785,512
Vertex Pharmaceuticals, Inc.†	11,842	3,437,614
		5,223,126
Building Materials — 0.1%
Trane Technologies PLC	2,901	536,598
Chemicals — 1.9%
Albemarle Corp.	15,535	3,950,706
LyondellBasell Industries NV, Class A	15,217	1,460,680
Mosaic Co.	16,633	884,709
PPG Industries, Inc.	5,259	694,503
RPM International, Inc.	5,485	486,136
Westlake Corp.	7,716	919,284
		8,396,018
Commercial Services — 2.8%
Avis Budget Group, Inc.†	3,103	681,605
Clarivate PLC†	108,070	1,094,749
Dun & Bradstreet Holdings, Inc.	34,926	419,461
Global Payments, Inc.	23,516	2,638,495
Robert Half International, Inc.	7,617	614,083
United Rentals, Inc.	12,547	5,878,646
WEX, Inc.†	7,460	1,438,363
		12,765,402
Security Description	Shares or Principal Amount	Value

Computers — 1.5%
Dell Technologies, Inc., Class C	24,854	$ 1,010,066
Genpact, Ltd.	16,722	798,141
International Business Machines Corp.	13,826	1,787,702
Leidos Holdings, Inc.	6,410	622,219
Science Applications International Corp.	23,844	2,542,724
		6,760,852
Cosmetics/Personal Care — 2.1%
Colgate-Palmolive Co.	17,409	1,276,080
Procter & Gamble Co.	60,734	8,354,569
		9,630,649
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	58,707	1,368,460
WESCO International, Inc.†	7,301	1,208,900
		2,577,360
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	16,456	2,623,251
Apollo Global Management, Inc.	36,878	2,614,650
Capital One Financial Corp.	11,785	1,285,508
Charles Schwab Corp.	20,053	1,562,530
CME Group, Inc.	6,129	1,136,071
Discover Financial Services	20,712	2,319,744
Interactive Brokers Group, Inc., Class A	7,037	605,956
Intercontinental Exchange, Inc.	4,245	432,141
Nasdaq, Inc.	61,408	3,442,533
Raymond James Financial, Inc.	3,954	428,851
Synchrony Financial	23,186	827,972
Virtu Financial, Inc., Class A	70,709	1,299,631
		18,578,838
Electric — 1.7%
NRG Energy, Inc.	148,758	4,877,775
Vistra Corp.	120,457	2,648,849
		7,526,624
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	6,846	969,120
Electronics — 2.3%
Arrow Electronics, Inc.†	38,093	4,494,593
National Instruments Corp.	44,485	2,246,938
nVent Electric PLC	69,299	3,176,666
Trimble, Inc.†	11,739	611,132
		10,529,329
Entertainment — 0.2%
Penn Entertainment, Inc.†	35,221	1,075,297
Food — 2.8%
Campbell Soup Co.	27,295	1,433,533
General Mills, Inc.	47,511	3,777,600
Kellogg Co.	52,841	3,484,335
Mondelez International, Inc., Class A	62,921	4,101,191
		12,796,659
Gas — 1.0%
National Fuel Gas Co.	75,841	4,344,172
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.	9,319	1,469,047
Healthcare-Products — 2.9%
Cooper Cos., Inc.	2,521	824,291
Danaher Corp.	31,089	7,695,460

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Exact Sciences Corp.†	18,589	$ 1,158,653
Hologic, Inc.†	28,218	2,247,282
QuidelOrtho Corp.†	10,361	900,785
		12,826,471
Healthcare-Services — 2.8%
Centene Corp.†	11,159	763,276
Elevance Health, Inc.	11,113	5,219,443
Ginkgo Bioworks Holdings, Inc.†	363,520	534,374
Quest Diagnostics, Inc.	3,617	500,448
UnitedHealth Group, Inc.	11,340	5,397,159
		12,414,700
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	17,925	2,241,521
Insurance — 10.3%
Aflac, Inc.	77,407	5,275,287
Arthur J. Gallagher & Co.	27,642	5,178,729
Berkshire Hathaway, Inc., Class B†	57,421	17,523,741
Brown & Brown, Inc.	52,728	2,956,459
Globe Life, Inc.	14,444	1,757,690
Loews Corp.	49,077	2,998,114
MetLife, Inc.	70,314	5,043,623
Prudential Financial, Inc.	45,755	4,575,500
Voya Financial, Inc.#	11,409	849,856
		46,158,999
Internet — 3.2%
F5, Inc.†	6,133	876,896
GoDaddy, Inc., Class A†	23,055	1,745,494
Meta Platforms, Inc., Class A†	59,172	10,351,550
Okta, Inc.†	19,037	1,357,148
		14,331,088
Iron/Steel — 1.1%
Nucor Corp.	14,526	2,432,234
Reliance Steel & Aluminum Co.	6,605	1,636,983
Steel Dynamics, Inc.	5,403	681,372
		4,750,589
Leisure Time — 0.4%
Brunswick Corp.	12,975	1,134,274
Polaris, Inc.	6,638	755,073
		1,889,347
Machinery-Diversified — 1.6%
Dover Corp.	29,573	4,432,993
Ingersoll Rand, Inc.	37,388	2,171,121
Middleby Corp.†	3,124	485,751
		7,089,865
Media — 1.2%
Altice USA, Inc., Class A†	149,129	590,551
DISH Network Corp., Class A†	53,854	614,474
Liberty Media Corp.-Liberty Formula One, Series C†	14,402	977,464
Paramount Global, Class B	63,400	1,358,028
Warner Bros. Discovery, Inc.†	109,185	1,705,469
		5,245,986
Metal Fabricate/Hardware — 0.2%
Timken Co.	9,320	796,394
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 2.4%
3M Co.	48,424	$ 5,217,202
Carlisle Cos., Inc.	13,404	3,461,181
Eaton Corp. PLC	11,313	1,978,983
		10,657,366
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	3,430	1,029,858
Oil & Gas — 6.6%
Chevron Corp.	51,302	8,247,823
ConocoPhillips	64,705	6,687,262
Devon Energy Corp.	10,882	586,757
EQT Corp.	13,214	438,440
Exxon Mobil Corp.	80,211	8,815,991
HF Sinclair Corp.	21,798	1,083,797
Marathon Oil Corp.	38,993	980,674
Marathon Petroleum Corp.	3,865	477,714
Valero Energy Corp.	16,599	2,186,586
		29,505,044
Oil & Gas Services — 0.1%
Schlumberger NV	7,839	417,113
Packaging & Containers — 0.6%
WestRock Co.	80,258	2,520,101
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	113,809	7,848,269
Henry Schein, Inc.†	24,170	1,892,753
Jazz Pharmaceuticals PLC†	20,418	2,866,687
McKesson Corp.	14,685	5,136,960
Pfizer, Inc.	230,306	9,343,514
Premier, Inc., Class A	33,306	1,072,120
		28,160,303
Pipelines — 0.3%
Cheniere Energy, Inc.	9,247	1,454,923
Real Estate — 0.2%
CBRE Group, Inc., Class A†	13,158	1,120,272
REITS — 6.2%
AGNC Investment Corp.#	238,702	2,594,691
Healthcare Realty Trust, Inc.	198,934	3,879,213
Highwoods Properties, Inc.	57,298	1,518,397
Kimco Realty Corp.	108,054	2,226,993
Life Storage, Inc.	35,050	4,224,226
National Storage Affiliates Trust	49,976	2,113,985
Omega Healthcare Investors, Inc.	32,570	872,550
Park Hotels & Resorts, Inc.	69,747	959,021
Realty Income Corp.	77,508	4,956,636
SBA Communications Corp.	14,239	3,692,885
WP Carey, Inc.	10,050	815,658
		27,854,255
Retail — 4.6%
Advance Auto Parts, Inc.	8,865	1,285,070
AutoNation, Inc.†	11,778	1,607,815
Genuine Parts Co.	4,780	845,391
Macy's, Inc.	39,167	801,357
McDonald's Corp.	26,848	7,085,455
Walmart, Inc.	65,352	9,288,480
		20,913,568
Semiconductors — 3.0%
Analog Devices, Inc.	36,814	6,754,264
Microchip Technology, Inc.	62,829	5,091,034

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ON Semiconductor Corp.†	9,368	$ 725,177
Texas Instruments, Inc.	5,793	993,210
		13,563,685
Software — 3.2%
Activision Blizzard, Inc.	27,261	2,078,651
ANSYS, Inc.†	9,567	2,904,637
Bill.com Holdings, Inc.†	11,571	979,254
Ceridian HCM Holding, Inc.†	6,756	492,715
Doximity, Inc., Class A#†	18,528	623,097
nCino, Inc†	18,611	507,150
Nutanix, Inc., Class A†	21,431	605,426
Oracle Corp.	46,756	4,086,474
Playtika Holding Corp.†	47,439	455,414
Unity Software, Inc.†	29,615	901,481
VMware, Inc., Class A†	8,116	893,815
		14,528,114
Telecommunications — 2.7%
Cisco Systems, Inc.	183,495	8,884,828
Frontier Communications Parent, Inc.†	77,934	2,132,274
Lumen Technologies, Inc.	303,160	1,030,744
		12,047,846
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	14,581	1,457,517
Expeditors International of Washington, Inc.	19,277	2,015,603
Landstar System, Inc.	2,689	486,144
		3,959,264
Total Long-Term Investment Securities (cost $431,633,645)		448,126,175
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.59%(1)(2) (cost $2,685,398)	2,685,398	2,685,398
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $742,031 and collateralized by $619,500 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $756,912
(cost $742,003)	$ 742,003	$ 742,003
TOTAL INVESTMENTS (cost $435,061,046)	100.5%	451,553,576
Other assets less liabilities	(0.5)	(2,057,021)
NET ASSETS	100.0%	$449,496,555
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2023.
(2)	At February 28, 2023, the Fund had loaned securities with a total value of $4,067,644. This was secured by collateral of $2,685,398, which was received in cash and subsequently invested in short-term investments currently valued at $2,685,398 as reported in the Portfolio of Investments. Additional collateral of $1,505,652 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2023
United States Treasury Bills	0.00%	03/02/2023 to 06/01/2023	$171,209
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2023 to 05/15/2052	1,334,443

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$448,126,175	$—	$—	$448,126,175
Short-Term Investments	2,685,398	—	—	2,685,398
Repurchase Agreements	—	742,003	—	742,003
Total Investments at Value	$450,811,573	$742,003	$—	$451,553,576
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Airlines — 0.6%
Delta Air Lines, Inc.†	97,554	$ 3,740,220
Apparel — 0.1%
VF Corp.	22,123	549,093
Auto Manufacturers — 0.4%
Cummins, Inc.	5,680	1,380,694
PACCAR, Inc.	21,498	1,552,156
		2,932,850
Auto Parts & Equipment — 0.4%
Aptiv PLC†	19,877	2,311,298
Banks — 4.0%
Bank of New York Mellon Corp.	35,536	1,808,072
Fifth Third Bancorp	14,312	519,526
First Republic Bank	11,160	1,372,792
Huntington Bancshares, Inc.	43,193	661,717
M&T Bank Corp.	12,152	1,887,084
Morgan Stanley	66,819	6,448,033
Northern Trust Corp.	2,463	234,650
PNC Financial Services Group, Inc.	26,230	4,142,241
Regions Financial Corp.	26,074	608,046
State Street Corp.	8,176	725,048
SVB Financial Group†	1,259	362,730
Truist Financial Corp.	92,882	4,360,810
US Bancorp	71,239	3,400,237
		26,530,986
Beverages — 3.5%
Coca-Cola Co.	187,040	11,130,750
Keurig Dr Pepper, Inc.	13,910	480,591
Monster Beverage Corp.†	10,712	1,090,053
PepsiCo, Inc.	62,189	10,791,657
		23,493,051
Biotechnology — 2.5%
Amgen, Inc.	19,789	4,584,319
Biogen, Inc.†	7,487	2,020,442
Bio-Rad Laboratories, Inc., Class A†	1,082	517,023
Illumina, Inc.†	3,569	710,945
Incyte Corp.†	15,488	1,192,266
Moderna, Inc.†	9,557	1,326,607
Regeneron Pharmaceuticals, Inc.†	4,021	3,057,649
Vertex Pharmaceuticals, Inc.†	12,182	3,536,313
		16,945,564
Chemicals — 2.4%
Air Products & Chemicals, Inc.	9,493	2,714,808
Albemarle Corp.	3,141	798,788
CF Industries Holdings, Inc.	7,191	617,635
Ecolab, Inc.	8,927	1,422,696
International Flavors & Fragrances, Inc.	3,042	283,514
Linde PLC	21,115	7,355,833
Mosaic Co.	11,847	630,142
PPG Industries, Inc.	4,259	562,443
Sherwin-Williams Co.	8,893	1,968,466
		16,354,325
Commercial Services — 3.8%
Automatic Data Processing, Inc.	21,256	4,672,494
Cintas Corp.	4,132	1,811,758
CoStar Group, Inc.†	16,212	1,145,540
Gartner, Inc.†	1,969	645,458
Global Payments, Inc.	10,049	1,127,498
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
MarketAxess Holdings, Inc.	1,448	$ 494,419
Moody's Corp.	13,291	3,856,384
PayPal Holdings, Inc.†	37,624	2,769,126
Robert Half International, Inc.	3,880	312,806
S&P Global, Inc.	20,111	6,861,873
Verisk Analytics, Inc.	10,844	1,855,517
		25,552,873
Computers — 4.2%
Cognizant Technology Solutions Corp., Class A	26,528	1,661,449
EPAM Systems, Inc.†	1,360	418,404
Fortinet, Inc.†	34,140	2,029,282
Hewlett Packard Enterprise Co.	434,831	6,787,712
HP, Inc.	199,988	5,903,646
NetApp, Inc.	88,719	5,726,811
Seagate Technology Holdings PLC	45,033	2,907,330
Western Digital Corp.†	70,844	2,726,077
		28,160,711
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	72,140	5,287,862
Estee Lauder Cos., Inc., Class A	14,688	3,569,918
		8,857,780
Distribution/Wholesale — 0.3%
Copart, Inc.†	5,322	374,988
LKQ Corp.	8,659	496,074
Pool Corp.	2,620	934,973
		1,806,035
Diversified Financial Services — 7.7%
American Express Co.	27,989	4,869,806
Ameriprise Financial, Inc.	5,482	1,879,613
BlackRock, Inc.	8,927	6,154,542
Cboe Global Markets, Inc.	4,814	607,382
Charles Schwab Corp.	53,651	4,180,486
CME Group, Inc.	20,259	3,755,208
Intercontinental Exchange, Inc.	32,640	3,322,752
Mastercard, Inc., Class A	30,394	10,798,684
Nasdaq, Inc.	27,036	1,515,638
Raymond James Financial, Inc.	10,089	1,094,253
T. Rowe Price Group, Inc.	13,206	1,482,770
Visa, Inc., Class A	53,810	11,834,972
		51,496,106
Electric — 2.6%
AES Corp.	12,969	320,075
Alliant Energy Corp.	3,881	198,979
CenterPoint Energy, Inc.	47,350	1,317,277
Consolidated Edison, Inc.	33,854	3,024,855
Eversource Energy	44,456	3,350,204
PPL Corp.	37,089	1,003,999
Sempra Energy	32,976	4,945,081
WEC Energy Group, Inc.	38,302	3,395,855
		17,556,325
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,159	588,748
Emerson Electric Co.	18,972	1,569,174
		2,157,922
Electronics — 1.2%
Agilent Technologies, Inc.	10,505	1,491,395
Amphenol Corp., Class A	34,550	2,678,316

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	245	$ 16,332
Keysight Technologies, Inc.†	9,031	1,444,599
Mettler-Toledo International, Inc.†	172	246,598
TE Connectivity, Ltd.	14,385	1,831,498
		7,708,738
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,233	680,644
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	4,766	569,537
Environmental Control — 0.6%
Republic Services, Inc.	10,074	1,298,841
Waste Management, Inc.	19,656	2,943,682
		4,242,523
Food — 1.9%
Campbell Soup Co.	6,184	324,784
General Mills, Inc.	51,633	4,105,340
Hormel Foods Corp.	23,720	1,052,693
J.M. Smucker Co.	2,921	431,987
Kellogg Co.	20,571	1,356,452
Kraft Heinz Co.	62,334	2,427,286
Kroger Co.	60,765	2,621,402
McCormick & Co., Inc.	7,853	583,635
		12,903,579
Forest Products & Paper — 0.0%
International Paper Co.	6,582	239,519
Gas — 0.1%
Atmos Energy Corp.	6,894	777,712
Healthcare-Products — 3.8%
Align Technology, Inc.†	1,187	367,376
Baxter International, Inc.	24,175	965,791
Danaher Corp.	28,207	6,982,079
Edwards Lifesciences Corp.†	27,791	2,235,508
Hologic, Inc.†	4,260	339,266
IDEXX Laboratories, Inc.†	2,332	1,103,596
ResMed, Inc.	4,404	938,052
Stryker Corp.	14,316	3,763,390
Thermo Fisher Scientific, Inc.	15,106	8,183,827
Zimmer Biomet Holdings, Inc.	5,908	731,824
		25,610,709
Healthcare-Services — 2.5%
Catalent, Inc.†	11,248	767,339
Centene Corp.†	26,905	1,840,302
Elevance Health, Inc.	12,206	5,732,792
HCA Healthcare, Inc.	8,650	2,105,843
Humana, Inc.	6,808	3,370,096
IQVIA Holdings, Inc.†	3,727	776,968
Laboratory Corp. of America Holdings	3,620	866,483
Molina Healthcare, Inc.†	4,386	1,207,597
Quest Diagnostics, Inc.	2,604	360,289
		17,027,709
Household Products/Wares — 0.7%
Avery Dennison Corp.	5,388	981,639
Church & Dwight Co., Inc.	7,328	613,940
Clorox Co.	1,570	244,041
Kimberly-Clark Corp.	23,402	2,926,420
		4,766,040
Security Description	Shares or Principal Amount	Value

Insurance — 4.1%
Aflac, Inc.	4,834	$ 329,437
Allstate Corp.	12,159	1,565,836
Aon PLC, Class A	8,674	2,637,330
Arch Capital Group, Ltd.†	4,366	305,620
Arthur J. Gallagher & Co.	12,119	2,270,495
Chubb, Ltd.	34,153	7,206,966
Marsh & McLennan Cos., Inc.	32,440	5,259,822
Progressive Corp.	34,449	4,944,120
Prudential Financial, Inc.	1,643	164,300
Travelers Cos., Inc.	14,385	2,662,951
W.R. Berkley Corp.	4,711	311,821
		27,658,698
Internet — 2.8%
Booking Holdings, Inc.†	1,761	4,444,764
eBay, Inc.	153,511	7,046,155
Etsy, Inc.†	22,217	2,697,366
Expedia Group, Inc.†	5,589	609,033
Gen Digital, Inc.	10,498	204,816
Netflix, Inc.†	11,080	3,569,201
VeriSign, Inc.†	1,006	198,011
		18,769,346
Iron/Steel — 0.3%
Nucor Corp.	11,311	1,893,914
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	14,720	2,127,187
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	17,143	4,106,606
Machinery-Diversified — 0.8%
Deere & Co.	9,182	3,849,462
Ingersoll Rand, Inc.	5,505	319,675
Otis Worldwide Corp.	3,139	265,622
Rockwell Automation, Inc.	2,409	710,487
		5,145,246
Media — 2.4%
Charter Communications, Inc., Class A†	3,407	1,252,447
Comcast Corp., Class A	166,759	6,198,432
FactSet Research Systems, Inc.	1,848	766,089
Walt Disney Co.†	68,764	6,849,582
Warner Bros. Discovery, Inc.†	66,879	1,044,650
		16,111,200
Mining — 0.3%
Newmont Corp.	39,076	1,704,104
Miscellaneous Manufacturing — 1.5%
Eaton Corp. PLC	15,786	2,761,445
Illinois Tool Works, Inc.	23,550	5,490,918
Parker-Hannifin Corp.	4,982	1,752,917
		10,005,280
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	41	12,310
Oil & Gas — 3.7%
Chevron Corp.	56,071	9,014,535
Coterra Energy, Inc.	16,607	414,677
Devon Energy Corp.	32,851	1,771,326
Diamondback Energy, Inc.	4,803	675,206
EOG Resources, Inc.	30,052	3,396,477
EQT Corp.	7,268	241,152
Hess Corp.	11,387	1,533,829

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Marathon Oil Corp.	15,823	$ 397,948
Occidental Petroleum Corp.	25,980	1,521,389
Phillips 66	17,197	1,763,724
Pioneer Natural Resources Co.	9,354	1,874,635
Valero Energy Corp.	13,706	1,805,491
		24,410,389
Oil & Gas Services — 0.5%
Baker Hughes Co.	15,268	467,201
Halliburton Co.	17,788	644,459
Schlumberger NV	46,407	2,469,317
		3,580,977
Packaging & Containers — 0.5%
Amcor PLC	94,399	1,051,605
Ball Corp.	15,312	860,687
Packaging Corp. of America	5,858	800,906
WestRock Co.	10,724	336,734
		3,049,932
Pharmaceuticals — 2.6%
Dexcom, Inc.†	10,591	1,175,707
Eli Lilly & Co.	30,936	9,627,902
Zoetis, Inc.	39,628	6,617,876
		17,421,485
Pipelines — 0.2%
Kinder Morgan, Inc.	23,678	403,947
Williams Cos., Inc.	18,384	553,358
		957,305
Real Estate — 0.5%
CBRE Group, Inc., Class A†	41,378	3,522,923
REITS — 2.2%
American Tower Corp.	14,097	2,791,347
Crown Castle, Inc.	13,163	1,721,062
Digital Realty Trust, Inc.	813	84,739
Equinix, Inc.	3,526	2,426,840
Prologis, Inc.	34,534	4,261,495
Public Storage	7,646	2,285,772
Realty Income Corp.	15,996	1,022,944
SBA Communications Corp.	1,596	413,923
		15,008,122
Retail — 5.1%
AutoZone, Inc.†	564	1,402,409
Darden Restaurants, Inc.	2,637	377,065
Dollar General Corp.	10,328	2,233,946
Dollar Tree, Inc.†	7,748	1,125,629
Domino's Pizza, Inc.	839	246,674
Genuine Parts Co.	16,977	3,002,552
Home Depot, Inc.	31,061	9,210,829
Lowe's Cos., Inc.	23,124	4,757,763
O'Reilly Automotive, Inc.†	1,999	1,659,370
Ross Stores, Inc.	5,341	590,394
Target Corp.	17,051	2,873,093
TJX Cos., Inc.	38,366	2,938,836
Tractor Supply Co.	1,388	323,765
Ulta Beauty, Inc.†	1,111	576,387
Walgreens Boots Alliance, Inc.	43,052	1,529,638
Yum! Brands, Inc.	7,533	957,896
		33,806,246
Security Description	Shares or Principal Amount	Value

Semiconductors — 8.6%
Advanced Micro Devices, Inc.†	51,536	$ 4,049,699
Analog Devices, Inc.	24,259	4,450,799
Applied Materials, Inc.	34,104	3,961,180
Broadcom, Inc.	13,831	8,219,625
KLA Corp.	4,894	1,856,686
Lam Research Corp.	4,303	2,091,301
Microchip Technology, Inc.	15,215	1,232,871
Micron Technology, Inc.	30,588	1,768,598
Monolithic Power Systems, Inc.	676	327,380
NVIDIA Corp.	67,082	15,573,757
NXP Semiconductors NV	7,328	1,307,901
ON Semiconductor Corp.†	13,667	1,057,962
QUALCOMM, Inc.	34,739	4,291,309
Texas Instruments, Inc.	44,873	7,693,476
		57,882,544
Software — 13.2%
Adobe, Inc.†	15,762	5,106,100
Akamai Technologies, Inc.†	5,141	373,237
ANSYS, Inc.†	3,421	1,038,650
Autodesk, Inc.†	8,882	1,764,764
Cadence Design Systems, Inc.†	14,541	2,805,540
Electronic Arts, Inc.	14,337	1,590,547
Fidelity National Information Services, Inc.	31,380	1,988,551
Fiserv, Inc.†	33,974	3,910,068
Intuit, Inc.	11,237	4,575,482
Jack Henry & Associates, Inc.	4,174	685,538
Microsoft Corp.	177,157	44,186,499
MSCI, Inc.	2,820	1,472,463
Paychex, Inc.	19,708	2,175,763
Paycom Software, Inc.†	2,743	792,891
PTC, Inc.†	3,118	390,779
Roper Technologies, Inc.	5,178	2,227,576
Salesforce, Inc.†	35,318	5,778,378
ServiceNow, Inc.†	8,184	3,536,879
Synopsys, Inc.†	8,283	3,013,024
Take-Two Interactive Software, Inc.†	5,219	571,741
Tyler Technologies, Inc.†	1,068	343,095
		88,327,565
Telecommunications — 2.8%
Arista Networks, Inc.†	7,492	1,039,140
AT&T, Inc.	183,014	3,460,795
Cisco Systems, Inc.	153,920	7,452,806
Corning, Inc.	18,022	611,847
Motorola Solutions, Inc.	1,566	411,561
Verizon Communications, Inc.	140,074	5,436,272
		18,412,421
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	8,601	473,141
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	8,043	803,978
Expeditors International of Washington, Inc.	10,879	1,137,508
JB Hunt Transport Services, Inc.	6,155	1,112,762
Norfolk Southern Corp.	11,808	2,654,675
Old Dominion Freight Line, Inc.	7,225	2,451,154
		8,160,077
Water — 0.0%
American Water Works Co., Inc.	162	22,742
Total Long-Term Investment Securities (cost $549,559,542)		665,541,609

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.90%, 08/24/2023(1) (cost $878,425)	$ 900,000	$ 878,480
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2023, to be repurchased 03/01/2023 in the amount of $2,263,550 and collateralized by $1,889,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $2,308,735 (cost $2,263,465)	2,263,465	2,263,465
TOTAL INVESTMENTS (cost $552,701,432)	99.8%	668,683,554
Other assets less liabilities	0.2	1,038,808
NET ASSETS	100.0%	$669,722,362
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
15	Long	S&P 500 E-Mini Index	March 2023	$2,980,571	$2,981,625	$1,054
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$665,541,609	$—	$—	$665,541,609
Short-Term Investments	—	878,480	—	878,480
Repurchase Agreements	—	2,263,465	—	2,263,465
Total Investments at Value	$665,541,609	$3,141,945	$—	$668,683,554
Other Financial Instruments:†
Futures Contracts	$1,054	$—	$—	$1,054
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of February 28, 2023, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited) — (continued)

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.
The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Note 2.    Derivative Instruments
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited) — (continued)

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited) — (continued)

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.
Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
The following table represents the Fund’s objectives for using derivative instruments for the period ended February 28, 2023:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	4, 5
Inflation Protected	1, 2	3	-	2	4, 5
International Equities Index	1	-	-	-	-
International Growth	-	-	6	-	-
International Socially Responsible	1	-	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)  To manage exposures in certain securities markets.
(2)  To manage interest rate risk and the duration of the portfolio.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited) — (continued)

(3)  To manage foreign currency exchange rate risk.
(4)  To manage credit risk.
(5)  To manage against or gain exposure to certain securities and/or sectors.
(6)  To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 3.    Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 28, 2023, transactions in these securities were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2023
VALIC Company I Blue Chip Growth Fund	$ -	$ -	$ 5,919,278	$ 26,870,598	$ 5,545,050	$ (1,385,335)	$ 745,404	$ 26,604,895
VALIC Company I Capital Appreciation Fund	-	-	28,902,135	-	27,048,593	7,774,064	(9,627,606)	-
VALIC Company I Core Bond Fund	-	-	123,355,503	34,196,592	2,960,672	(411,391)	(3,451,114)	150,728,918
VALIC Company I Dividend Value Fund	-	-	8,273,894	-	7,616,241	558,852	(1,216,505)	-
VALIC Company I Emerging Economies Fund	-	-	10,147,532	12,721,858	7,936,070	(4,014,051)	1,088,511	12,007,780
VALIC Company I Global Real Estate Fund	-	-	18,344,606	-	14,758,078	(4,042,574)	456,046	-
VALIC Company I Government Securities Fund	-	-	2,039,886	29,377,524	29,794,506	(1,763,253)	140,349	-
VALIC Company I High Yield Bond Fund	-	-	10,820,074	-	10,410,572	(1,097,119)	687,617	-
VALIC Company I Inflation Protected Fund	-	-	23,548,584	-	22,355,751	(1,631,754)	438,921	-
VALIC Company I International Equities Index Fund	-	-	22,806,542	109,781,716	21,818,590	(1,365,824)	17,043,892	126,447,736
VALIC Company I International Government Bond Fund	-	-	8,689,210	-	7,808,602	(1,878,010)	997,402	-
VALIC Company I International Growth Fund	-	-	3,902,127	-	3,644,844	(421,563)	164,280	-
VALIC Company I International Opportunities Fund	-	-	32,210,899	-	27,389,082	(10,883,860)	6,062,043	-
VALIC Company I International Value Fund	-	-	21,498,433	-	18,706,888	(3,458,608)	667,063	-
VALIC Company I Large Capital Growth Fund	-	-	33,273,609	10,142,997	12,929,884	(925,874)	(803,868)	28,756,980
VALIC Company I Mid Cap Index Fund	-	-	30,343,226	-	28,976,365	(2,855,095)	1,488,234	-
VALIC Company I Mid Cap Strategic Growth Fund	-	-	16,584,783	-	15,675,774	(2,569,211)	1,660,202	-
VALIC Company I Mid Cap Value Fund	-	-	21,211,382	-	19,659,580	3,334,335	(4,886,137)	-
VALIC Company I Nasdaq-100 Index Fund	-	-	11,002,443	2,268,231	12,100,155	(2,990,421)	1,819,902	-
VALIC Company I Science & Technology Fund	-	-	1,955,235	-	1,773,433	(434,783)	252,981	-
VALIC Company I Small Cap Growth Fund	-	-	6,333,849	28,975,496	874,459	(74,434)	1,117,531	35,477,983
VALIC Company I Small Cap Index Fund	-	-	4,274,210	-	4,261,935	(827,174)	814,899	-
VALIC Company I Small Cap Special Values Fund	-	-	4,144,274	-	3,947,342	692,858	(889,790)	-
VALIC Company I Small Cap Value Fund	-	-	4,080,145	34,466,631	5,029,518	1,271,157	828,988	35,617,403
VALIC Company I Stock Index Fund	-	-	82,154,333	86,753,848	17,317,210	3,630,321	(3,130,525)	152,090,767
VALIC Company I Systematic Core Fund	-	-	14,066,794	-	13,207,921	(2,722,803)	1,863,930	-
VALIC Company I Systematic Value Fund	-	-	58,692,796	1,529,603	3,089,603	(664,548)	770,521	57,238,769
	$ -	$ -	$ 608,575,782	$ 377,085,094	$ 346,636,718	$ (29,156,098)	$ 15,103,171	$ 624,971,231
† Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2023
VALIC Company I Blue Chip Growth Fund	$ -	$ -	$ 1,469,662	$ 6,645,710	$ 1,376,747	$ (343,963)	$ 261,293	$ 6,655,955
VALIC Company I Capital Appreciation Fund	-	-	7,766,752	-	7,263,567	1,836,585	(2,339,770)	-
VALIC Company I Core Bond Fund	-	-	152,632,044	52,811,828	6,469,121	(1,074,455)	(2,980,664)	194,919,632
VALIC Company I Dividend Value Fund	-	-	1,988,234	-	1,830,198	(208,648)	50,612	-
VALIC Company I Emerging Economies Fund	-	-	1,876,556	6,263,643	1,467,596	(453,098)	(307,440)	5,912,065
VALIC Company I Global Real Estate Fund	-	-	5,009,803	-	4,030,343	(1,047,691)	68,231	-
VALIC Company I Government Securities Fund	-	-	7,416,181	6,085,403	12,627,459	(1,215,182)	341,057	-
VALIC Company I High Yield Bond Fund	-	-	24,335,243	-	23,169,167	(2,861,645)	1,695,569	-
VALIC Company I Inflation Protected Fund	-	-	16,394,215	-	15,504,948	(953,681)	64,414	-
VALIC Company I International Equities Index Fund	-	-	7,969,764	28,647,776	9,584,880	341,907	3,156,695	30,531,262
VALIC Company I International Government Bond Fund	-	-	12,393,306	-	11,065,516	(2,897,462)	1,569,672	-

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited) — (continued)

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2023
VALIC Company I International Opportunities Fund	-	-	8,473,900	-	7,208,283	(2,873,975)	1,608,358	-
VALIC Company I International Value Fund	-	-	2,717,290	-	2,308,324	(342,960)	(66,006)	-
VALIC Company I Large Capital Growth Fund	-	-	4,737,978	4,680,132	2,825,231	(837,817)	645,281	6,400,343
VALIC Company I Mid Cap Index Fund	-	-	7,208,183	219,322	7,125,600	(1,281,335)	979,430	-
VALIC Company I Mid Cap Strategic Growth Fund	-	-	4,198,808	-	3,968,672	(1,050,215)	820,079	-
VALIC Company I Mid Cap Value Fund	-	-	1,983,156	-	1,838,070	342,203	(487,289)	-
VALIC Company I Nasdaq-100 Index Fund	-	-	1,518,114	100,642	1,488,265	(469,227)	338,736	-
VALIC Company I Science & Technology Fund	-	-	495,283	808,115	1,216,532	(410,694)	323,828	-
VALIC Company I Small Cap Growth Fund	-	-	1,616,231	7,113,508	1,101,084	(357,526)	571,425	7,842,554
VALIC Company I Small Cap Index Fund	-	-	920,329	-	889,906	(339,834)	309,411	-
VALIC Company I Small Cap Special Values Fund	-	-	1,078,150	-	1,042,888	185,991	(221,253)	-
VALIC Company I Small Cap Value Fund	-	-	126,339	7,677,427	394,353	37,553	426,447	7,873,413
VALIC Company I Stock Index Fund	-	-	12,004,886	30,042,758	13,783,557	(2,023,984)	2,559,362	28,799,465
VALIC Company I Systematic Core Fund	-	-	3,804,278	-	3,572,001	(711,326)	479,049	-
VALIC Company I Systematic Value Fund	-	-	14,313,339	814,430	2,314,726	(541,806)	495,904	12,767,141
	$ -	$ -	$ 304,448,024	$ 151,910,694	$ 145,467,034	$ (19,552,285)	$ 10,362,431	$ 301,701,830
† Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2023
VALIC Company I Blue Chip Growth Fund	$ -	$ -	$ 4,352,660	$ 298,519	$ 634,684	$ (158,237)	$ (169,086)	$ 3,689,172
VALIC Company I Capital Appreciation Fund	-	-	5,784,500	694,296	934,826	55,413	(285,400)	5,313,983
VALIC Company I Core Bond Fund	-	-	21,892,330	2,602,061	3,430,497	(463,447)	(440,931)	20,159,516
VALIC Company I Dividend Value Fund	-	-	8,294,785	2,134,343	1,425,323	112,079	(155,959)	8,959,925
VALIC Company I Emerging Economies Fund	-	-	977,433	68,163	144,356	20,819	(134,999)	787,060
VALIC Company I Global Real Estate Fund	-	-	1,385,053	849,262	319,612	(52,680)	(169,146)	1,692,877
VALIC Company I Government Securities Fund	-	-	7,631,912	857,238	1,193,216	(76,810)	(181,578)	7,037,546
VALIC Company I Growth Fund	-	-	5,931,872	654,247	951,596	(179,385)	(215,616)	5,239,522
VALIC Company I High Yield Bond Fund	-	-	1,396,486	99,504	213,072	(15,818)	3,591	1,270,691
VALIC Company I Inflation Protected Fund	-	-	2,623,125	179,112	383,534	(19,118)	(69,118)	2,330,467
VALIC Company I International Equities Index Fund	-	-	2,953,676	213,941	458,110	10,439	22,731	2,742,677
VALIC Company I International Government Bond Fund	-	-	639,455	129,754	106,537	(17,141)	(19,230)	626,301
VALIC Company I International Growth Fund	-	-	3,157,674	212,447	653,312	9,787	76,938	2,803,534
VALIC Company I International Opportunities Fund	-	-	492,358	33,337	69,780	(40,932)	20,378	435,361
VALIC Company I International Socially Responsible Fund	-	-	2,185,662	167,672	357,431	(112,351)	128,300	2,011,852
VALIC Company I International Value Fund	-	-	5,002,934	356,733	762,271	57,768	(13,631)	4,641,533
VALIC Company I Large Capital Growth Fund	-	-	6,542,883	632,609	1,033,411	363,853	(575,704)	5,930,230
VALIC Company I Mid Cap Index Fund	-	-	1,766,220	124,384	266,343	15,962	60,100	1,700,323
VALIC Company I Mid Cap Strategic Growth Fund	-	-	1,710,726	124,384	266,343	(143,530)	202,613	1,627,850
VALIC Company I Mid Cap Value Fund	-	-	2,428,635	149,260	319,612	(30,771)	107,341	2,334,853
VALIC Company I Small Cap Growth Fund	-	-	636,419	69,655	149,153	(169,736)	182,442	569,627
VALIC Company I Small Cap Index Fund	-	-	922,648	74,631	159,806	(37,471)	61,069	861,071
VALIC Company I Small Cap Special Values Fund	-	-	1,233,767	79,606	170,460	(8,809)	26,523	1,160,627
VALIC Company I Small Cap Value Fund	-	-	436,549	24,879	53,270	8,326	(6,148)	410,336
VALIC Company I Stock Index Fund	-	-	12,725,096	902,029	1,933,120	248,373	(599,947)	11,342,431
VALIC Company I Systematic Core Fund	-	-	10,194,941	722,918	1,549,586	(202,535)	(779)	9,164,959
VALIC Company I Systematic Value Fund	-	-	17,929,907	1,063,740	6,237,769	(723,055)	600,477	12,633,300
VALIC Company I U.S. Socially Responsible Fund	-	-	8,424,537	611,968	1,310,409	(232,550)	135,612	7,629,158
	$ -	$ -	$ 139,654,243	$ 14,130,692	$ 25,487,439	$ (1,781,557)	$ (1,409,157)	$ 125,106,782
† Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2023 — (unaudited) — (continued)

Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2023
VALIC Company I Blue Chip Growth Fund	$ -	$ -	6,607,305	$ 30,838,891	$ 6,189,578	$ (1,546,292)	$ 767,932	$ 30,478,258
VALIC Company I Capital Appreciation Fund	-	-	38,241,575	-	35,783,336	11,531,800	(13,990,039)	-
VALIC Company I Core Bond Fund	-	-	281,305,607	166,034,914	7,997,987	(887,914)	(3,605,703)	434,848,917
VALIC Company I Dividend Value Fund	-	-	6,624,396	-	6,097,855	152,962	(679,503)	-
VALIC Company I Emerging Economies Fund	-	-	11,230,694	20,136,418	8,783,177	(2,579,000)	(998,774)	19,006,161
VALIC Company I Global Real Estate Fund	-	-	20,261,834	-	16,300,472	(4,421,062)	459,700	-
VALIC Company I Government Securities Fund	-	-	10,792,099	49,593,612	57,086,917	(3,779,258)	480,464	-
VALIC Company I High Yield Bond Fund	-	-	23,087,172	-	22,230,919	(2,078,363)	1,222,110	-
VALIC Company I Inflation Protected Fund	-	-	50,536,520	-	47,807,059	(3,381,349)	651,888	-
VALIC Company I International Equities Index Fund	-	-	53,585,227	115,362,174	35,847,249	(4,314,173)	19,802,022	148,588,001
VALIC Company I International Government Bond Fund	-	-	22,007,368	-	19,684,478	(5,056,744)	2,733,854	-
VALIC Company I International Growth Fund	-	-	2,572,485	-	2,402,871	(207,344)	37,730	-
VALIC Company I International Opportunities Fund	-	-	33,311,702	-	28,329,235	(10,026,861)	5,044,394	-
VALIC Company I International Value Fund	-	-	16,774,105	-	14,542,277	(1,826,508)	(405,320)	-
VALIC Company I Large Capital Growth Fund	-	-	36,222,651	13,052,541	14,477,103	(92,486)	(1,781,356)	32,924,247
VALIC Company I Mid Cap Index Fund	-	-	40,941,716	-	38,780,164	(5,409,674)	3,248,122	-
VALIC Company I Mid Cap Strategic Growth Fund	-	-	20,888,317	-	19,743,432	(4,432,054)	3,287,169	-
VALIC Company I Mid Cap Value Fund	-	-	24,229,229	-	22,456,645	4,273,099	(6,045,683)	-
VALIC Company I Nasdaq-100 Index Fund	-	-	14,440,515	8,173,137	20,318,300	(3,654,331)	1,358,979	-
VALIC Company I Science & Technology Fund	-	-	2,923,293	-	2,651,479	(1,130,208)	858,394	-
VALIC Company I Small Cap Growth Fund	-	-	7,733,016	32,933,457	1,260,494	(252,262)	1,454,579	40,608,296
VALIC Company I Small Cap Index Fund	-	-	5,744,108	-	5,727,611	(405,559)	389,062	-
VALIC Company I Small Cap Special Values Fund	-	-	4,393,542	-	4,276,450	841,970	(959,062)	-
VALIC Company I Small Cap Value Fund	-	-	4,985,822	39,714,806	6,344,433	1,624,926	786,886	40,768,007
VALIC Company I Stock Index Fund	-	-	103,932,460	99,520,440	37,277,159	3,085,170	(2,944,294)	166,316,617
VALIC Company I Systematic Core Fund	-	-	14,770,463	-	13,868,626	(2,702,367)	1,800,530	-
VALIC Company I Systematic Value Fund	-	-	76,109,591	-	10,047,551	(2,300,932)	1,882,955	65,644,063
	$ -	$ -	$ 934,252,812	$ 575,360,390	$ 506,312,857	$ (38,974,814)	$ 14,857,036	$ 979,182,567
† Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2023
American International Group, Inc. - Common Stock	$ 114,102	$ -	$ 7,660,204	$ -	$ 1,217,277	$ 449,585	$ (318,115)	$ 6,574,397
ADDITIONAL INFORMATION
Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.